UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number: 811-02857 and 811-21434

Name of Fund: BlackRock Total Return Fund of BlackRock Bond Fund, Inc. and Master Total Return Portfolio of Master Bond LLC

Fund Address:	100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Total Return Fund of BlackRock Bond Fund, Inc. and Master Total Return Portfolio of Master Bond LLC, 55 East 52nd Street, New York,
NY 10055

Registrants’ telephone number, including area code: (800) 441-7762

Date of fiscal year end: 09/30/2020

Date of reporting period: 09/30/2020

Item 1 – Report to Stockholders

SEPTEMBER 30, 2020

2020 Annual Report

BlackRock Bond Fund, Inc.

•	BlackRock Total Return Fund

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from BlackRock or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

You may elect to receive all future reports in paper free of charge. If you hold accounts directly with BlackRock, you can call (800) 441-7762 to inform BlackRock that you wish to continue receiving paper copies of your shareholder reports. If you hold accounts through a financial intermediary, you can follow the instructions included with this disclosure, if applicable, or contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. Please note that not all financial intermediaries may offer this service. Your election to receive reports in paper will apply to all funds advised by BlackRock Advisors, LLC, BlackRock Fund Advisors or their affiliates, or all funds held with your financial intermediary, as applicable.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive electronic delivery of shareholder reports and other communications by: (i) accessing the BlackRock website at blackrock.com/edelivery and logging into your accounts, if you hold accounts directly with BlackRock, or (ii) contacting your financial intermediary, if you hold accounts through a financial intermediary. Please note that not all financial intermediaries may offer this service.

Not FDIC Insured • May Lose Value • No Bank Guarantee

The Markets in Review

Dear Shareholder,

The 12-month reporting period as of September 30, 2020 has been a time of sudden change in global financial markets, as the emergence and spread of the coronavirus (or “COVID-19”) led to a vast disruption in the global economy and financial markets. Prior to the outbreak of the virus, U.S. equities and bonds both delivered impressive returns, despite fears and doubts about the economy that were ultimately laid to rest with unprecedented monetary stimulus and a sluggish yet resolute performance from the U.S. economy. But as the threat from the coronavirus became more apparent throughout February and March 2020, countries around the world took economically disruptive countermeasures. Stay-at-home orders and closures of non-essential businesses became widespread, many workers were laid off, and unemployment claims spiked, causing a global recession and a sharp fall in equity prices.

After markets hit their lowest point during the reporting period in late March 2020, a steady recovery ensued, as businesses began to re-open and governments learned to adapt to life with the virus. Equity prices continued to rise throughout the summer, fed by strong fiscal and monetary support and improving economic indicators. Many equity indices neared or surpassed all-time highs in early September 2020 before retreating amid concerns about a second wave of infections. In the United States, large-capitalization stocks advanced, outperforming small-capitalization stocks, which gained only marginally during the reporting period. International equities from developed economies were nearly flat, lagging emerging market stocks, which rebounded sharply.

During the market downturn, the performance of different types of fixed-income securities initially diverged due to a reduced investor appetite for risk. U.S. Treasuries benefited from the risk-off environment, and posted solid returns, as the 10-year U.S. Treasury yield (which is inversely related to bond prices) touched an all-time low. In the corporate bond market, support from the U.S. Federal Reserve (the “Fed”) assuaged credit concerns and both investment-grade and high-yield bonds recovered to post positive returns.

The Fed reduced short-term interest rates in late 2019 to support slowing economic growth. After the coronavirus outbreak, the Fed instituted an additional two emergency rate cuts, pushing short-term interest rates close to zero. To stabilize credit markets, the Fed also implemented a new bond-buying program, as did several other central banks around the world, including the European Central Bank and the Bank of Japan.

Looking ahead, while coronavirus-related disruptions have clearly hindered worldwide economic growth, we believe that the global expansion is likely to continue as economic activity resumes. Several risks remain, however, including a potential resurgence of the coronavirus amid loosened restrictions, policy fatigue among governments already deep into deficit spending, and structural damage to the financial system from lengthy economic interruptions.

Overall, we favor a moderately positive stance toward risk, and in particular toward credit given the extraordinary central bank measures taken in recent months. This support extends beyond investment-grade corporates and into high-yield, leading to attractive opportunities in that end of the market. We believe that international diversification and a focus on sustainability can help provide portfolio resilience, and the disruption created by the coronavirus appears to be accelerating the shift toward sustainable investments. We remain neutral on equities overall while favoring European stocks, which are poised for cyclical upside as re-openings continue.

In this environment, our view is that investors need to think globally, extend their scope across a broad array of asset classes, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit blackrock.com for further insight about investing in today’s markets.

Sincerely,

Rob Kapito

President, BlackRock Advisors, LLC

Rob Kapito

President, BlackRock Advisors, LLC

Total Returns as of September 30, 2020
	6-Month	12-Month

U.S. large cap equities (S&P 500® Index)	31.31%	15.15%

U.S. small cap equities (Russell 2000® Index)	31.60	0.39

International equities (MSCI Europe, Australasia, Far East Index)	20.39	0.49

Emerging market equities (MSCI Emerging Markets Index)	29.37	10.54

3-month Treasury bills (ICE BofA 3-Month U.S. Treasury Bill Index)	0.06	1.10

U.S. Treasury securities (ICE BofA 10-Year U.S. Treasury Index)	0.71	10.74

U.S. investment grade bonds (Bloomberg Barclays U.S. Aggregate Bond Index)	3.53	6.98

Tax-exempt municipal bonds (S&P Municipal Bond Index)	3.78	3.85

U.S. high yield bonds (Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index)	15.18	3.20
Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

2	T H I S P A G E I S N O T P A R T O F Y O U R F U N D R E P O R T

3

Fund Summary as of September 30, 2020	BlackRock Total Return Fund

Investment Objective

BlackRock Total Return Fund’s (the “Fund”) investment objective is to realize a total return that exceeds that of the Bloomberg Barclays U.S. Aggregate Bond Index.

Portfolio Management Commentary

How did the Fund perform?

For the 12-month period ended September 30, 2020, all of the Fund’s share classes outperformed its benchmark, the Bloomberg Barclays U.S. Aggregate Bond Index, with the exception of Investor C Shares and Class R Shares, which underperformed the benchmark. The Fund invests all of its assets in Master Total Return Portfolio (the “Master Portfolio”).

What factors influenced performance?

During the 12-month period, the Master Portfolio’s active positioning with respect to duration (sensitivity to interest rate changes) was a leading positive contributor to performance relative to the benchmark. In addition, overweight positions to credit-oriented sectors including investment grade corporate bonds and emerging market debt contributed positively to relative performance, along with an overweight to agency mortgage-backed securities (“MBS”).

Overweight positioning within U.S. municipal bonds detracted slightly from performance as COVID-19-related conditions exerted pressure on the sector.

The Master Portfolio held derivatives for risk management purposes as well as to manage exposures, with the goals of generating return and managing risk. The use of derivatives had a positive impact on the Master Portfolio’s performance for the period.

The Master Portfolio held a slightly higher cash position at period end. The Master Portfolio has often held an elevated cash position as part of its “barbell” approach to maturity structure, holding cash instruments along with other income-generating securities in the portfolio given the decreased hedging effectiveness from duration. The Master Portfolio’s cash position did not have a material impact on Fund performance during the period.

Describe recent portfolio activity.

During the fourth quarter of 2019, the Master Portfolio’s duration was slightly reduced, but a small overweight in duration versus the benchmark was maintained. Duration exposure was reduced mainly from the long end of the yield curve, with some of the risk shifted to the front end of the curve. As exposures in investment grade credits were reduced given valuation concerns, overweight positions in agency MBS and inflation-protected bonds were increased. The Master Portfolio favored agency MBS on the view that demand from banks and foreign investors should remain supportive, and prepayment speeds will likely be slower than the market expects. The investment adviser also anticipated slow and steady increases in inflation driven mainly by a weaker U.S. dollar, a strong labor market and a bottoming out of global growth.

In the first quarter of 2020, the tone of the markets took a sharply negative turn as the COVID-19 pandemic emerged, essentially bringing much of the global economy to a halt. With investors reaching for cash, liquidity became a major issue across fixed-income markets. Given the massive magnitude of the economic shock, while still holding a duration overweight versus the benchmark, the Master Portfolio eliminated its overweight within the front end of the yield curve and added to the three- to five-year and 15-year plus portions of the curve. After meaningfully reducing exposure to agency MBS in February on valuation concerns, the Master Portfolio returned to an overweight position in mid-March as mortgage spreads widened alongside other risk assets. The sector has since benefited as the Fed announced an MBS purchase program. Securitized assets experienced significant selling pressure in March as investors sought liquidity. The Master Portfolio’s positioning in securitized assets focused on higher quality assets with strong levels of protection.

For the second half of the 12-month period, the Master Portfolio’s duration was shifted to a slight underweight versus the benchmark, as U.S. rates continued to move to historically low levels. In addition, the Master Portfolio’s overweight positions in emerging markets, European sovereign debt and non-agency MBS were increased on the view that each of these segments continues to possess reasonable upside potential. At the same time, the Master Portfolio’s positioning within agency MBS was reduced.

Describe portfolio positioning at period end.

At period end, the Master Portfolio maintained a modest duration underweight versus the benchmark. Most of the Master Portfolio’s underweight positions were positioned at the long end of the yield curve given the increasing level of issuance expected, with a small overweight in the seven- to 10-year portion of the curve. The investment adviser also held a constructive view regarding inflation-protected bonds given the recent strength of the Consumer Price Index and the Fed’s shift to a more flexible approach in evaluating inflation levels. Given tight spread levels across high quality credit names, the Master Portfolio continued to trade opportunistically within sectors outside of the realm of Fed policy, including mid-quality assets within U.S. high yield and emerging market debt.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

4	2 0 2 0 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of September 30, 2020 (continued)	BlackRock Total Return Fund

TOTAL RETURN BASED ON $10,000 INVESTMENT

(a)

Assuming maximum sales charges, if any, transaction costs and other operating expenses, including investment advisory fees and administration fees, if any. Institutional Shares do not have a sales charge.

(b)

The Fund invests all of its assets in the Master Portfolio. The Master Portfolio typically invests more than 90% of its assets in a diversified portfolio of fixed-income securities such as corporate bonds and notes, mortgage-backed securities, asset-backed securities, convertible securities, preferred securities and government obligations. Under normal circumstances, the Master Portfolio invests at least 80% of its assets in bonds and invests primarily in investment grade fixed income securities.

(c)

A widely recognized unmanaged market-weighted index, comprised of investment grade corporate bonds rated BBB or better, mortgages and U.S. Treasury and U.S. Government agency issues with at least one year to maturity.

Performance Summary for the Period Ended September 30, 2020

				Average Annual Total Returns(a)

				1 Year		5 Years		10 Years

	Standardized 30 Day Yields	Unsubsidized 30 Day Yields	6-Month Total Returns	Without Sales Charge	With Sales Charge	Without Sales Charge	With Sales Charge	Without Sales Charge	With Sales Charge
Institutional	1.81%	1.81%	7.45%	7.51%	N/A	4.53%	N/A	4.50%	N/A
Service	1.49	1.49	7.37	7.28	N/A	4.23	N/A	4.22	N/A
Investor A	1.48	1.48	7.37	7.16	2.87%	4.20	3.36%	4.16	3.74%
Investor A1	1.65	1.65	7.46	7.35	N/A	4.40	N/A	4.36	N/A
Investor C	0.82	0.82	7.01	6.44	5.44	3.52	3.52	3.50	3.50
Class K	1.91	1.91	7.58	7.59	N/A	4.60	N/A	4.58	N/A
Class R	1.25	1.25	7.22	6.88	N/A	3.94	N/A	3.90	N/A
Bloomberg Barclays U.S. Aggregate Bond Index	—	—	3.53	6.98	N/A	4.18	N/A	3.64	N/A

(a)

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” on page 7 for a detailed description of share classes, including any related sales charges and fees, and how performance was calculated for certain share classes.

N/A - Not applicable as share class and index do not have a sales charge.

Past performance is not an indication of future results.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

F U N D S U M M A R Y	5

Fund Summary as of September 30, 2020 (continued)	BlackRock Total Return Fund

Expense Example

	Actual				Hypothetical(a)

	Beginning Account Value (04/01/20)	Ending Account Value (09/30/20)	Expenses Paid During the Period	(b)	Beginning Account Value (04/01/20)	Ending Account Value (09/30/20)	Expenses Paid During the Period	(b)	Annualized Expense Ratio
Institutional	$ 1,000.00	$ 1,074.50	$ 2.28		$ 1,000.00	$ 1,022.80	$ 2.22		0.44%
Service	1,000.00	1,073.70	3.77		1,000.00	1,021.36	3.67		0.73
Investor A	1,000.00	1,073.70	3.90		1,000.00	1,021.23	3.81		0.75
Investor A1	1,000.00	1,074.60	3.06		1,000.00	1,022.05	2.98		0.59
Investor C	1,000.00	1,070.10	7.45		1,000.00	1,017.80	7.26		1.44
Class K	1,000.00	1,075.80	1.86		1,000.00	1,023.21	1.81		0.36
Class R	1,000.00	1,072.20	5.33		1,000.00	1,019.86	5.19		1.03

(a)	Hypothetical 5% annual return before expenses is calculated by prorating the number of days in the most recent fiscal half year divided by 366.
(b)

For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period shown). Because the Fund invests all of its assets in the Master Portfolio the expense example reflects the net expenses of both the Fund and the Master Portfolio in which it invests.

See “Disclosure of Expenses” on page 7 for further information on how expenses were calculated.

6	2 0 2 0 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

About Fund Performance

Institutional and Class K Shares are not subject to any sales charge. These shares bear no ongoing distribution or service fees and are available only to certain eligible investors.

Service Shares are not subject to any sales charge. These shares are subject to a service fee of 0.25% per year (but no distribution fee) and are only available to certain eligible investors.

Investor A Shares are subject to a maximum initial sales charge (front-end load) of 4.00% and a service fee of 0.25% per year (but no distribution fee). Certain redemptions of these shares may be subject to a contingent deferred sales charge (“CDSC”) where no initial sales charge was paid at the time of purchase. These shares are generally available through financial intermediaries. On February 24, 2020, the Fund’s issued and outstanding Investor C1 and Investor C2 Shares converted into Investor A Shares with the same relative aggregate net asset value (“NAV”).

Investor A1 Shares are subject to a maximum initial sales charge (front-end load) of 1.00% and a service fee of 0.10% per year (but no distribution fee). The maximum initial sales charge does not apply to current eligible shareholders of Investor A1 Shares of the Fund. These shares are only available for dividend and capital gain reinvestment by existing shareholders and for purchase by certain eligible employer-sponsored retirement plans. Certain redemptions of these shares may be subject to a CDSC where no initial sales charge was paid at the time of purchase. However, the CDSC does not apply to redemptions by certain employer-sponsored retirement plans or to redemptions of shares acquired through the reinvestment of dividends and capital gains by existing shareholders.

Investor C Shares are subject to a 1.00% CDSC if redeemed within one year of purchase. In addition, these shares are subject to a distribution fee of 0.75% per year and a service fee of 0.25% per year. These shares are generally available through financial intermediaries. These shares automatically convert to Investor A Shares after approximately ten years. Effective November 23, 2020, the automatic conversion feature will be modified to reduce the conversion period from ten years to eight years.

Class R Shares are not subject to any sales charge. These shares are subject to a distribution fee of 0.25% per year and a service fee of 0.25% per year. These shares are available only to certain employer-sponsored retirement plans.

Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time, and may continue to affect adversely the value and liquidity of the fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Refer to blackrock.com to obtain performance data current to the most recent month-end. Performance results do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Figures shown in the performance tables on the previous page assume reinvestment of all distributions, if any, at NAV on the ex-dividend date or payable date, as applicable. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Distributions paid to each class of shares will vary because of the different levels of service, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.

BlackRock Advisors, LLC (the “Manager”), the Fund’s investment adviser, has contractually and/or voluntarily agreed to waive and/or reimburse a portion of the Fund’s expenses. Without such waiver and/or reimbursement, the Fund’s performance would have been lower. With respect to the Fund’s voluntary waivers, if any, the Manager is under no obligation to waive and/or reimburse or to continue waiving and/or reimbursing its fees and such voluntary waiver may be reduced or discontinued at any time. With respect to the Fund’s contractual waivers, if any, the Manager is under no obligation to continue waiving and/or reimbursing its fees after the applicable termination date of such agreement. See the Notes to Financial Statements for additional information on waivers and/or reimbursements. The standardized 30-day yield includes the effects of any waivers and/or reimbursements. The unsubsidized 30-day yield excludes the effects of any waivers and/or reimbursements.

Disclosure of Expenses

Shareholders of the Fund may incur the following charges: (a) transactional expenses, such as sales charges; and (b) operating expenses, including administration fees, service and distribution fees, including 12b-1 fees, acquired fund fees and expenses, and other fund expenses. The expense example shown on the previous page (which is based on a hypothetical investment of $1,000 invested on April 1, 2020 and held through September 30, 2020) is intended to assist shareholders both in calculating expenses based on an investment in the Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The expense example provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their share class under the heading entitled “Expenses Paid During the Period.”

The expense example also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in the Fund and other funds, compare the 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

The expenses shown in the expense example are intended to highlight shareholders’ ongoing costs only and do not reflect transactional expenses, such as sales charges, if any. Therefore, the hypothetical example is useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

A B O U T F U N D P E R F O R M A N C E	7

Derivative Financial Instruments

The Master Portfolio may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. The Master Portfolio’s successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation the Master Portfolio can realize on an investment and/or may result in lower distributions paid to shareholders. The Master Portfolio’s investments in these instruments, if any, are discussed in detail in the Master Portfolio’s Notes to Financial Statements.

8	2 0 2 0 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Statement of Assets and Liabilities

September 30, 2020

BlackRock Total Return Fund

ASSETS
Investments at value — Master Portfolio	$19,028,621,460
Receivables:
Capital shares sold	39,779,218
From the Manager	322,951
Withdrawals from the Master Portfolio	20,710,344
Prepaid expenses	208,578

Total assets	19,089,642,551

LIABILITIES
Payables:
Capital shares redeemed	60,489,562
Income dividend distributions	6,014,307
Investment advisory fees	4,519,215
Officer’s fees	9,504
Other accrued expenses	4,088,127
Other affiliate fees	384,313
Service and distribution fees	602,973

Total liabilities	76,108,001

NET ASSETS	$19,013,534,550

NET ASSETS CONSIST OF
Paid-in capital	$17,948,608,394
Accumulated earnings	1,064,926,156

NET ASSETS	$19,013,534,550

F I N A N C I A L S T A T E M E N T S	9

Statement of Assets and Liabilities (continued)

September 30, 2020

BlackRock Total Return Fund

NET ASSET VALUE

Institutional
Net assets	$9,067,527,477

Shares outstanding	723,453,436

Net asset value	$12.53

Shares authorized	1 billion

Par value	$0.10

Service
Net assets	$57,849,082

Shares outstanding	4,614,753

Net asset value	$12.54

Shares authorized	50 million

Par value	$0.10

Investor A
Net assets	$2,147,024,663

Shares outstanding	171,234,654

Net asset value	$12.54

Shares authorized	450 million

Par value	$0.10

Investor A1
Net assets	$24,442,797

Shares outstanding	1,951,020

Net asset value	$12.53

Shares authorized	50 million

Par value	$0.10

Investor C
Net assets	$140,033,699

Shares outstanding	11,177,107

Net asset value	$12.53

Shares authorized	100 million

Par value	$0.10

Class K
Net assets	$7,491,107,302

Shares outstanding	597,770,184

Net asset value	$12.53

Shares authorized	1 billion

Par value	$0.10

Class R
Net assets	$85,549,530

Shares outstanding	6,822,030

Net asset value	$12.54

Shares authorized	250 million

Par value	$0.10

See notes to financial statements.

10	2 0 2 0 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Statement of Operations

Year Ended September 30, 2020

BlackRock Total Return Fund

INVESTMENT INCOME
Other income	$8,824
Net investment income allocated from the Master Portfolio:
Dividends — unaffiliated	997,715
Dividends — affiliated	9,890,274
Interest — unaffiliated	457,714,616
Securities lending income — affiliated — net	8,138
Foreign taxes withheld	(587,650)
Expenses	(11,326,286)
Fees waived	889,443

Total investment income	457,595,074

FUND EXPENSES
Investment advisory	49,132,692
Transfer agent — class specific	12,756,070
Service and distribution — class specific	7,449,632
Registration	843,600
Professional	289,703
Printing and postage	286,931
Officer	20,690
Accounting services	7,020
Miscellaneous	13,948

Total expenses	70,800,286
Less:
Transfer agent fees waived and/or reimbursed — class specific	(2,851,360)

Total expenses after fees waived and/or reimbursed	67,948,926

Net investment income	389,646,148

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Payment by affiliate	4,198
Net realized gain from investments, capital gain distributions received from affiliated investment companies, foreign currency transactions, forward foreign currency exchange contracts, futures contracts, options written and swaps allocated from the Master Portfolio	783,156,261

783,160,459

Net change in unrealized appreciation (depreciation) on investments, foreign currency translations, forward foreign currency exchange contracts, futures contracts, options written, swaps and unfunded floating rate loan interests allocated from the Master Portfolio	35,540,690

Total net realized and unrealized gain	818,701,149

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,208,347,297

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	11

Statements of Changes in Net Assets

	BlackRock Total Return Fund

	Year Ended September 30,

	2020	2019

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$389,646,148	$428,386,632
Net realized gain	783,160,459	218,652,965
Net change in unrealized appreciation (depreciation)	35,540,690	624,071,217

Net increase in net assets resulting from operations	1,208,347,297	1,271,110,814

DISTRIBUTIONS TO SHAREHOLDERS(a)
Institutional	(197,028,390)	(187,713,642)
Service	(2,365,465)	(3,358,018)
Investor A	(41,081,533)	(51,952,065)
Investor A1	(543,852)	(951,501)
Investor C	(2,978,957)	(5,071,504)
Investor C1	(17,662)	(123,069)
Investor C2	(4,721)	(19,709)
Class K	(171,018,050)	(177,543,510)
Class R	(1,847,802)	(3,950,278)

Decrease in net assets resulting from distributions to shareholders	(416,886,432)	(430,683,296)

CAPITAL SHARE TRANSACTIONS

Net increase in net assets derived from capital share transactions	3,326,092,408	1,648,881,289

NET ASSETS
Total increase in net assets	4,117,553,273	2,489,308,807
Beginning of year	14,895,981,277	12,406,672,470

End of year	$19,013,534,550	$14,895,981,277

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

12	2 0 2 0 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights

(For a share outstanding throughout each period)

	BlackRock Total Return Fund

	Institutional

	Year Ended September 30,

	2020		2019		2018		2017		2016

Net asset value, beginning of year	$11.95		$11.21		$11.77		$11.96		$11.71

Net investment income(a)	0.28		0.38		0.38		0.34		0.31
Net realized and unrealized gain (loss)	0.60		0.75		(0.56)		(0.18)		0.32

Net increase (decrease) from investment operations	0.88		1.13		(0.18)		0.16		0.63

Distributions from net investment income(b)	(0.30)		(0.39)		(0.38)		(0.35)		(0.38)

Net asset value, end of year	$12.53		$11.95		$11.21		$11.77		$11.96

Total Return(c)
Based on net asset value	7.51	%(d)	10.23%		(1.55	)%(d)	1.43%		5.47%

Ratios to Average Net Assets(e)
Total expenses(f)	0.47	%(g)	0.47	%(g)	0.75	%(h)	0.74	%(h)	0.61	%(h)

Total expenses after fees waived and/or reimbursed(f)	0.44	%(g)	0.44	%(g)	0.71	%(h)	0.69	%(h)	0.58	%(h)

Total expenses after fees waived and/or reimbursed and excluding interest expense(f)	0.44	%(g)	0.44	%(g)	0.45	%(h)	0.45	%(h)	0.45	%(h)

Net investment income(f)	2.32	%(g)	3.33	%(g)	3.31	%(h)	2.93	%(h)	2.63	%(h)

Supplemental Data
Net assets, end of year (000)	$9,067,527		$6,535,538		$5,402,121		$4,621,641		$3,126,440

Portfolio turnover rate of the Master Portfolio(i)	556%		574%		734%		806%		841%

(a) Based on average shares outstanding.

(b) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

(c)  Where applicable, assumes the reinvestment of distributions.

(d) Includes a payment received from an affiliate, which had no impact on the Fund’s total return.

(e) Includes the Fund’s share of the Master Portfolio’s allocated expenses and/or net investment income.

(f)  Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Year Ended September 30,

	2020		2019		2018		2017		2016
Investments in underlying funds	0.01%		0.01%		0.01%		0.01%		0.01%

(g) Includes the Fund’s share of the Master Portfolio’s allocated fees waived of 0.01%.

(h) Includes the Fund’s share of the Master Portfolio’s allocated fees waived of less than 0.01%.

(i)  Includes mortgage dollar roll transactions (“MDRs”). Additional information regarding portfolio turnover rate is as follows:

	Year Ended September 30,

	2020		2019		2018		2017		2016
Portfolio turnover rate (excluding MDRs)	274%		241%		350%		540%		598%

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	13

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock Total Return Fund (continued)

	Service

	Year Ended September 30,

	2020		2019		2018		2017		2016

Net asset value, beginning of year	$11.95		$11.22		$11.77		$11.96		$11.71

Net investment income(a)	0.26		0.35		0.34		0.31		0.28
Net realized and unrealized gain (loss)	0.60		0.73		(0.54)		(0.18)		0.31

Net increase (decrease) from investment operations	0.86		1.08		(0.20)		0.13		0.59

Distributions from net investment income(b)	(0.27)		(0.35)		(0.35)		(0.32)		(0.34)

Net asset value, end of year	$12.54		$11.95		$11.22		$11.77		$11.96

Total Return(c)
Based on net asset value	7.28	%(d)	9.80%		(1.76	)%(d)	1.13%		5.15%

Ratios to Average Net Assets(e)
Total expenses(f)	0.74	%(g)	0.74	%(g)	1.03	%(h)	1.02	%(h)	0.93	%(h)

Total expenses after fees waived and/or reimbursed(f)	0.74	%(g)	0.74	%(g)	1.03	%(h)	1.00	%(h)	0.88	%(h)

Total expenses after fees waived and/or reimbursed and excluding interest expense(f)	0.74	%(g)	0.74	%(g)	0.75	%(h)	0.75	%(h)	0.75	%(h)

Net investment income(f)	2.15	%(g)	3.04	%(g)	3.01	%(h)	2.62	%(h)	2.35	%(h)

Supplemental Data
Net assets, end of year (000)	$57,849		$120,243		$117,278		$125,903		$74,723

Portfolio turnover rate of the Master Portfolio(i)	556%		574%		734%		806%		841%

(a) Based on average shares outstanding.
(b) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c) Where applicable, assumes the reinvestment of distributions.
(d) Includes a payment received from an affiliate, which had no impact on the Fund’s total return.
(e) Includes the Fund’s share of the Master Portfolio’s allocated expenses and/or net investment income.
(f) Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Year Ended September 30,

	2020		2019		2018		2017		2016
Investments in underlying funds	0.01%		0.01%		0.01%		0.01%		0.01%

(g) Includes the Fund’s share of the Master Portfolio’s allocated fees waived of 0.01%.
(h) Includes the Fund’s share of the Master Portfolio’s allocated fees waived of less than 0.01%.
(i) Includes MDRs. Additional information regarding portfolio turnover rate is as follows:

	Year Ended September 30,

	2020		2019		2018		2017		2016
Portfolio turnover rate (excluding MDRs)	274%		241%		350%		540%		598%

See notes to financial statements.

14	2 0 2 0 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock Total Return Fund (continued)

	Investor A

	Year Ended September 30,

	2020		2019		2018		2017		2016

Net asset value, beginning of year	$11.96		$11.22		$11.78		$11.96		$11.71

Net investment income(a)	0.25		0.34		0.34		0.30		0.28
Net realized and unrealized gain (loss)	0.60		0.75		(0.56)		(0.16)		0.31

Net increase (decrease) from investment operations	0.85		1.09		(0.22)		0.14		0.59

Distributions from net investment income(b)	(0.27)		(0.35)		(0.34)		(0.32)		(0.34)

Net asset value, end of year	$12.54		$11.96		$11.22		$11.78		$11.96

Total Return(c)
Based on net asset value	7.16	%(d)	9.85%		(1.88	)%(d)	1.18%		5.12%

Ratios to Average Net Assets(e)
Total expenses(f)	0.76	%(g)	0.79	%(g)	1.08	%(h)	1.04	%(h)	0.91	%(h)

Total expenses after fees waived and/or reimbursed(f)	0.76	%(g)	0.78	%(g)	1.07	%(h)	1.03	%(h)	0.91	%(h)

Total expenses after fees waived and/or reimbursed and excluding interest expense(f)	0.76	%(g)	0.78	%(g)	0.79	%(h)	0.79	%(h)	0.78	%(h)

Net investment income(f)	2.02	%(g)	3.00	%(g)	2.97	%(h)	2.58	%(h)	2.34	%(h)

Supplemental Data
Net assets, end of year (000)	$2,147,025		$1,840,587		$1,729,459		$2,033,975		$2,087,043

Portfolio turnover rate of the Master Portfolio(i)	556%		574%		734%		806%		841%

(a) Based on average shares outstanding.

(b) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

(c)  Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.

(d) Includes a payment received from an affiliate, which had no impact on the Fund’s total return.

(e) Includes the Fund’s share of the Master Portfolio’s allocated expenses and/or net investment income.

(f)  Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Year Ended September 30,

	2020		2019		2018		2017		2016
Investments in underlying funds	0.01%		0.01%		0.01%		0.01%		0.01%

(g) Includes the Fund’s share of the Master Portfolio’s allocated fees waived of 0.01%.

(h) Includes the Fund’s share of the Master Portfolio’s allocated fees waived of less than 0.01%.

(i)  Includes MDRs. Additional information regarding portfolio turnover rate is as follows:

	Year Ended September 30,

	2020		2019		2018		2017		2016
Portfolio turnover rate (excluding MDRs)	274%		241%		350%		540%		598%

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	15

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock Total Return Fund (continued)

	Investor A1

	Year Ended September 30,

	2020		2019		2018		2017		2016

Net asset value, beginning of year	$11.95		$11.21		$11.77		$11.95		$11.70

Net investment income(a)	0.27		0.37		0.36		0.32		0.30
Net realized and unrealized gain (loss)	0.60		0.74		(0.56)		(0.16)		0.31

Net increase (decrease) from investment operations	0.87		1.11		(0.20)		0.16		0.61

Distributions from net investment income(b)	(0.29)		(0.37)		(0.36)		(0.34)		(0.36)

Net asset value, end of year	$12.53		$11.95		$11.21		$11.77		$11.95

Total Return(c)
Based on net asset value	7.35	%(d)	10.06%		(1.69	)%(d)	1.37%		5.32%

Ratios to Average Net Assets(e)
Total expenses(f)	0.61	%(g)	0.63	%(h)	0.92	%(h)	0.86	%(h)	0.74	%(h)

Total expenses after fees waived and/or reimbursed(f)	0.59	%(g)	0.59	%(h)	0.88	%(h)	0.84	%(h)	0.72	%(h)

Total expenses after fees waived and/or reimbursed and excluding interest expense(f)	0.59	%(g)	0.59	%(h)	0.60	%(h)	0.60	%(h)	0.60	%(h)

Net investment income(f)	2.22	%(g)	3.20	%(h)	3.17	%(h)	2.77	%(h)	2.54	%(h)

Supplemental Data
Net assets, end of year (000)	$24,443		$28,769		$28,072		$31,705		$34,722

Portfolio turnover rate of the Master Portfolio(i)	556%		574%		734%		806%		841%

(a) Based on average shares outstanding.

(b) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

(c)  Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.

(d) Includes a payment received from an affiliate, which had no impact on the Fund’s total return.

(e) Includes the Fund’s share of the Master Portfolio’s allocated expenses and/or net investment income.

(f)  Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Year Ended September 30,

	2020		2019		2018		2017		2016
Investments in underlying funds	0.01%		0.01%		0.01%		0.01%		0.01%

(g) Includes the Fund’s share of the Master Portfolio’s allocated fees waived of 0.01%.

(h) Includes the Fund’s share of the Master Portfolio’s allocated fees waived of less than 0.01%.

(i)  Includes MDRs. Additional information regarding portfolio turnover rate is as follows:

	Year Ended September 30,
	2020		2019		2018		2017		2016
Portfolio turnover rate (excluding MDRs)	274%		241%		350%		540%		598%

See notes to financial statements.

16	2 0 2 0 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock Total Return Fund (continued)

	Investor C

	Year Ended September 30,

	2020		2019		2018		2017		2016

Net asset value, beginning of year	$11.95		$11.21		$11.77		$11.95		$11.70

Net investment income(a)	0.16		0.27		0.27		0.22		0.20
Net realized and unrealized gain (loss)	0.60		0.74		(0.56)		(0.16)		0.31

Net increase (decrease) from investment operations	0.76		1.01		(0.29)		0.06		0.51

Distributions from net investment income(b)	(0.18)		(0.27)		(0.27)		(0.24)		(0.26)

Net asset value, end of year	$12.53		$11.95		$11.21		$11.77		$11.95

Total Return(c)
Based on net asset value	6.44	%(d)	9.14%		(2.53	)%(d)	0.52%		4.42%

Ratios to Average Net Assets(e)
Total expenses(f)	1.49	%(g)	1.51	%(g)	1.82	%(h)	1.76	%(h)	1.66	%(h)

Total expenses after fees waived and/or reimbursed(f)	1.44	%(g)	1.44	%(g)	1.74	%(h)	1.68	%(h)	1.58	%(h)

Total expenses after fees waived and/or reimbursed and excluding interest expense(f)	1.44	%(g)	1.44	%(g)	1.45	%(h)	1.45	%(h)	1.45	%(h)

Net investment income(f)	1.36	%(g)	2.35	%(g)	2.32	%(h)	1.90	%(h)	1.67	%(h)

Supplemental Data
Net assets, end of year (000)	$140,034		$209,532		$235,682		$339,329		$498,254

Portfolio turnover rate of the Master Portfolio(i)	556%		574%		734%		806%		841%

(a) Based on average shares outstanding.

(b) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

(c)  Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.

(d) Includes a payment received from an affiliate, which had no impact on the Fund’s total return.

(e) Includes the Fund’s share of the Master Portfolio’s allocated expenses and/or net investment income.

(f)  Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Year Ended September 30,

	2020		2019		2018		2017		2016
Investments in underlying funds	0.01%		0.01%		0.01%		0.01%		0.01%

(g) Includes the Fund’s share of the Master Portfolio’s allocated fees waived of 0.01%.

(h) Includes the Fund’s share of the Master Portfolio’s allocated fees waived of less than 0.01%.

(i)  Includes MDRs. Additional information regarding portfolio turnover rate is as follows:

	Year Ended September 30,

	2020		2019		2018		2017		2016
Portfolio turnover rate (excluding MDRs)	274%		241%		350%		540%		598%

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	17

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock Total Return Fund (continued)

	Class K

	Year Ended September 30,

	2020		2019		2018		2017		2016

Net asset value, beginning of year	$11.95		$11.21		$11.77		$11.95		$11.71

Net investment income(a)	0.29		0.39		0.39		0.35		0.32
Net realized and unrealized gain (loss)	0.60		0.74		(0.56)		(0.17)		0.30

Net increase (decrease) from investment operations	0.89		1.13		(0.17)		0.18		0.62

Distributions from net investment income(b)	(0.31)		(0.39)		(0.39)		(0.36)		(0.38)

Net asset value, end of year	$12.53		$11.95		$11.21		$11.77		$11.95

Total Return(c)
Based on net asset value	7.59	%(d)	10.30%		(1.49	)%(d)	1.59%		5.44%

Ratios to Average Net Assets(e)
Total expenses(f)	0.37	%(g)	0.37	%(g)	0.64	%(h)	0.64	%(h)	0.52	%(h)

Total expenses after fees waived and/or reimbursed(f)	0.37	%(g)	0.37	%(g)	0.64	%(h)	0.63	%(h)	0.52	%(h)

Total expenses after fees waived and/or reimbursed and excluding interest expense(f)	0.37	%(g)	0.37	%(g)	0.38	%(h)	0.39	%(h)	0.39	%(h)

Net investment income(f)	2.41	%(g)	3.40	%(g)	3.36	%(h)	3.00	%(h)	2.73	%(h)

Supplemental Data
Net assets, end of year (000)	$7,491,107		$6,015,062		$4,726,240		$3,751,146		$2,770,095

Portfolio turnover rate of the Master Portfolio(i)	556%		574%		734%		806%		841%

(a) Based on average shares outstanding.

(b) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

(c)  Where applicable, assumes the reinvestment of distributions.

(d) Includes a payment received from an affiliate, which had no impact on the Fund’s total return.

(e) Includes the Fund’s share of the Master Portfolio’s allocated expenses and/or net investment income.

(f)  Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Year Ended September 30,

	2020		2019		2018		2017		2016
Investments in underlying funds	0.01%		0.01%		0.01%		0.01%		0.01%

(g) Includes the Fund’s share of the Master Portfolio’s allocated fees waived of 0.01%.

(h) Includes the Fund’s share of the Master Portfolio’s allocated fees waived of less than 0.01%.

(i)  Includes MDRs. Additional information regarding portfolio turnover rate is as follows:

	Year Ended September 30,

	2020		2019		2018		2017		2016
Portfolio turnover rate (excluding MDRs)	274%		241%		350%		540%		598%

See notes to financial statements.

18	2 0 2 0 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock Total Return Fund (continued)

	Class R

	Year Ended September 30,

	2020		2019		2018		2017		2016

Net asset value, beginning of year	$11.96		$11.22		$11.78		$11.96		$11.71

Net investment income(a)	0.22		0.32		0.31		0.28		0.24
Net realized and unrealized gain (loss)	0.59		0.74		(0.56)		(0.17)		0.32

Net increase (decrease) from investment operations	0.81		1.06		(0.25)		0.11		0.56

Distributions from net investment income(b)	(0.23)		(0.32)		(0.31)		(0.29)		(0.31)

Net asset value, end of year	$12.54		$11.96		$11.22		$11.78		$11.96

Total Return(c)
Based on net asset value	6.88	%(d)	9.58%		(2.12	)%(d)	0.93%		4.86%

Ratios to Average Net Assets(e)
Total expenses(f)	1.04	%(g)	1.07	%(h)	1.37	%(h)	1.34	%(h)	1.22	%(h)

Total expenses after fees waived and/or reimbursed(f)	1.03	%(g)	1.03	%(h)	1.31	%(h)	1.29	%(h)	1.17	%(h)

Total expenses after fees waived and/or reimbursed and excluding interest expense(f)	1.03	%(g)	1.03	%(h)	1.04	%(h)	1.04	%(h)	1.04	%(h)

Net investment income(f)	1.80	%(g)	2.76	%(h)	2.72	%(h)	2.36	%(h)	2.06	%(h)

Supplemental Data
Net assets, end of year (000)	$85,550		$142,718		$156,009		$160,166		$90,332

Portfolio turnover rate of the Master Portfolio(i)	556%		574%		734%		806%		841%

(a) Based on average shares outstanding.

(b) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

(c)  Where applicable, assumes the reinvestment of distributions.

(d) Includes a payment received from an affiliate, which had no impact on the Fund’s total return.

(e) Includes the Fund’s share of the Master Portfolio’s allocated expenses and/or net investment income.

(f)  Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Year Ended September 30,

	2020		2019		2018		2017		2016
Investments in underlying funds	0.01%		0.01%		0.01%		0.01%		0.01%

(g) Includes the Fund’s share of the Master Portfolio’s allocated fees waived of 0.01%.

(h) Includes the Fund’s share of the Master Portfolio’s allocated fees waived of less than 0.01%.

(i)  Includes MDRs. Additional information regarding portfolio turnover rate is as follows:

	Year Ended September 30,

	2020		2019		2018		2017		2016
Portfolio turnover rate (excluding MDRs)	274%		241%		350%		540%		598%

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	19

Notes to Financial Statements

1.	ORGANIZATION

BlackRock Total Return Fund (the “Fund”), a series of BlackRock Bond Fund, Inc. (the “Corporation”), is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund is classified as diversified. The Fund seeks to achieve its investment objective by investing all of its assets in Master Total Return Portfolio (the “Master Portfolio”) of Master Bond LLC, an affiliate of the Fund, which has the same investment objective and strategies as the Fund. The Corporation is organized as a Maryland corporation. The Master Bond LLC is organized as a Delaware limited liability company. The value of the Fund’s investment in the Master Portfolio reflects the Fund’s proportionate interest in the net assets of the Master Portfolio. The performance of the Fund is directly affected by the performance of the Master Portfolio. At September 30, 2020, the percentage of the Master Portfolio owned by the Fund was 95.1%. The financial statements of the Master Portfolio, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

The Fund offers multiple classes of shares. All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that certain classes bear expenses related to the shareholder servicing and distribution of such shares. Institutional, Service and Class K Shares are sold only to certain eligible investors. Class R Shares are sold only to certain employer-sponsored retirement plans. Service, Investor A, Investor A1, Investor C and Class R Shares bear certain expenses related to shareholder servicing of such shares, and Investor C and Class R Shares also bear certain expenses related to the distribution of such shares. Investor A and Investor C Shares are generally available through financial intermediaries. Investor A1 Shares are only available for dividend and capital gain reinvestment by existing shareholders, and for purchase by certain employer-sponsored retirement plans. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures (except that Investor C shareholders may vote on material changes to the Investor A Shares distribution and service plan).

The Board of Directors of the Corporation and Board of Directors of the Master Bond LLC are referred to throughout this report as the “Board of Directors” or the “Board” and the members are referred to as “Directors”.

Share Class	Initial Sales Charge		CDSC		Conversion Privilege

Institutional, Service, Class K and Class R Shares	No		No		None
Investor A Shares	Yes		No	(a)	None
Investor A1 Shares	No	(b)	No	(c)	None
Investor C Shares	No		Yes	(d)	To Investor A Shares after approximately 10 years(e)

(a)	Investor A Shares may be subject to a contingent deferred sales charge (“CDSC”) where no initial sales charge was paid at the time of purchase.
(b)

Investor A1 Shares are subject to a maximum sales charge on purchases of 1.00%. The sales charge does not apply to dividend and capital gain reinvestments by existing shareholders and new purchases for certain employer-sponsored retirement plans, which are currently the only investors who may invest in Investor A1 Shares.

(c)

Investor A1 Shares may be subject to a CDSC for certain redemptions where no initial sales charge was paid at the time of purchase. However, the CDSC does not apply to redemptions by certain employer-sponsored retirement plans, or to redemptions of shares acquired through reinvestment of dividends and capital gains by existing shareholders.

(d)	A CDSC of 1.00% is assessed on certain redemptions of Investor C Shares made within one year of after purchase.
(e)	Effective November 23, 2020, the automatic conversion feature will be modified to reduce the conversion period from ten years to eight years.

On February 24, 2020, the Fund’s issued and outstanding Investor C1 and Investor C2 Shares converted into Investor A Shares.

The Fund, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, is included in a complex of non-index fixed-income mutual funds and all BlackRock-advised closed-end funds referred to as the BlackRock Fixed-Income Complex.

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, contributions to and withdrawals from the Master Portfolio are accounted for on a trade date basis. The Fund records its proportionate share of the Master Portfolio’s income, expenses and realized and unrealized gains and losses on a daily basis. Realized and unrealized gains and losses are adjusted utilizing partnership tax allocation rules. In addition, the Fund accrues its own expenses. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.

Distributions: Distributions from net investment income are declared daily and paid monthly. Distributions of capital gains are recorded on the ex-dividend date and made at least annually. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

Deferred Compensation Plan: Under the Deferred Compensation Plan (the “Plan”) approved by the Corporation’s Board, the directors who are not “interested persons” of the Fund, as defined in the 1940 Act (“Independent Directors”), may defer a portion of their annual complex-wide compensation. Deferred amounts earn an approximate return as though equivalent dollar amounts had been invested in common shares of certain funds in the BlackRock Fixed-Income Complex selected by the Independent Directors. This has the same economic effect for the Independent Directors as if the Independent Directors had invested the deferred amounts directly in certain funds in the BlackRock Fixed-Income Complex.

The Plan is not funded and obligations thereunder represent general unsecured claims against the general assets of the Fund, as applicable. Deferred compensation liabilities, if any, are included in the Directors’ and Officer’s fees payable in the Statement of Assets and Liabilities and will remain as a liability of the Fund until such amounts are distributed in accordance with the Plan.

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Notes to Financial Statements  (continued)

Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.

Other: Expenses directly related to the Fund or its classes are charged to the Fund or the applicable class. Expenses directly related to the Fund and other shared expenses prorated to the Fund are allocated daily to each class based on its relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.

The Fund has an arrangement with its custodian whereby credits are earned on uninvested cash balances, which could be used to reduce custody fees and/or overdraft charges. The Fund may incur charges on overdrafts, subject to certain conditions.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

The Fund’s policy is to value its financial instruments at fair value. The Fund records its investment in the Master Portfolio at fair value based on the Fund’s proportionate interest in the net assets of the Master Portfolio. Valuation of securities held by the Master Portfolio is discussed in Note 3 of the Master Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.

4.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory: The Corporation, on behalf of the Fund, entered into an Investment Advisory Agreement with the Manager, the Fund’s investment adviser and an indirect, wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”), to provide investment advisory and administrative services. The Manager is responsible for the management of the Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of the Fund.

For such services, the Fund pays the Manager a monthly fee at an annual rate equal to the following percentages of the average daily value of the Fund’s net assets:

Average Daily Net Assets	Investment Advisory Fees(a)
First $250 million	0.32%
$250 million — $500 million	0.31
$500 million — $750 million	0.30
Greater than $750 million	0.29

(a)

This investment advisory fee applies to the Fund for as long as the Fund invests in the Master Portfolio or another master fund advised by the Manager or an affiliate thereof in a master-feeder structure. If the Fund ceases to operate as a feeder fund in a master/feeder structure, the maximum actual investment advisory fees payable to the Manager (as a percentage of average daily net assets) by the Fund are as follows: 0.48% (first $250 million), 0.43% ($250 million - $500 million), 0.38% ($500 million - $750 million) and 0.34% (greater than $750 million).

With respect to the Fund, the Manager entered into separate sub-advisory agreements with BlackRock International Limited (“BIL”) and BlackRock (Singapore) Limited (“BRS”), each an affiliate of the Manager. The Manager pays BIL and BRS for services they provide for that portion of the Fund for which BIL and BRS, as applicable, act as sub-advisers, a monthly fee that is equal to a percentage of the investment advisory fees paid by the Fund to the Manager.

Service and Distribution Fees: The Corporation, on behalf of the Fund, entered into a Distribution Agreement and a Distribution and Service Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, the Fund pays BRIL ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the relevant share class of the Fund as follows:

Share Class	Service Fees	Distribution Fees
Service	0.25%	N/A
Investor A	0.25	N/A
Investor A1	0.10	N/A
Investor C	0.25	0.75%
Investor C1(a)	0.25	0.55
Investor C2(a)	0.25	0.25
Class R	0.25	0.25

(a)	On February 24, 2020, the Fund’s Investor C1 and Investor C2 Shares converted into Investor A Shares.

BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder servicing and distribution services to the Fund. The ongoing service and/or distribution fee compensates BRIL and each broker-dealer for providing shareholder servicing and/or distribution related services to shareholders.

For the year ended September 30, 2020, the following table shows the class specific service and distribution fees borne directly by each share class of the Fund:

	Service	Investor A	Investor A1	Investor C	Investor C1(a)	Investor C2(a)	Class R	Total
Service and distribution fees — class specific	$ 256,902	$ 4,716,052	$ 22,848	$ 1,972,851	$ 7,563	$ 1,062	$ 472,354	$ 7,449,632

(a)	On February 24, 2020, the Fund’s Investor C1 and Investor C2 Shares converted into Investor A Shares.

N O T E S T O F I N A N C I A L S T A T E M E N T S	21

Notes to Financial Statements  (continued)

Transfer Agent: Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the Fund with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to servicing of underlying investor accounts. For these services, these entities receive an asset-based fee or an annual fee per shareholder account, which will vary depending on share class and/or net assets. The Fund paid the following amounts to affiliates of BlackRock in return for these services, which are included in transfer agent — class specific in the Statement of Operations:

Institutional	Class R	Total

$ 1,278,860	$ 10	$ 1,278,870

The Manager maintains a call center that is responsible for providing certain shareholder services to the Fund. Shareholder services include responding to inquiries and processing purchases and sales based upon instructions from shareholders. For the year ended September 30, 2020, the Fund reimbursed the Manager the following amounts for costs incurred in running the call center, which are included in transfer agent — class specific in the Statement of Operations:

	Institutional	Service	Investor A	Investor A1	Investor C	Investor C1(a)	Investor C2(a)	Class K	Class R	Total
Amounts reimbursed	$ 38,847	$ 763	$ 14,713	$ 148	$ 3,551	$ 20	$ 4	$ 14,434	$ 1,311	$ 73,791

(a)	On February 24, 2020, the Fund’s Investor C1 and Investor C2 Shares converted into Investor A Shares.

For the year ended September 30, 2020, the following table shows the class specific transfer agent fees borne directly by each share class of the Fund:

	Institutional	Service	Investor A	Investor A1	Investor C	Investor C1(a)	Investor C2(a)	Class K	Class R	Total
Transfer agent fees — class specific	$ 8,982,015	$ 131,186	$ 2,844,365	$ 33,000	$ 248,582	$ 2,945	$ 683	$ 346,466	$ 166,828	$ 12,756,070

(a)	On February 24, 2020, the Fund’s Investor C1 and Investor C2 Shares converted into Investor A Shares.

Other Fees: For the year ended September 30, 2020, affiliates earned underwriting discounts, direct commissions and dealer concessions on sales of the Fund’s Investor A Shares of $65,873.

For the year ended September 30, 2020, affiliates received CDSCs as follows:

Share Class	Amounts

Investor A	$106,681
Investor C	14,742

$121,423

Expense Limitations, Waivers and Reimbursements: With the exception of the Fund’s investment in the Master Portfolio, the Manager contractually agreed to waive its investment advisory fee with respect to any portion of the Fund’s assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through January 31, 2021. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. For the year ended September 30, 2020, there were no fees waived and/or reimbursed by the Manager pursuant to this arrangement.

With respect to the Fund, the Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of the Fund’s business (“expense limitation”). The expense limitations as a percentage of average daily net assets are as follows:

Share Class	Expense Limitations

Institutional	0.44%
Service	0.75
Investor A	0.78
Investor A1	0.59
Investor C	1.44
Investor C1(a)	1.36
Investor C2(a)	1.03
Class K	0.39
Class R	1.03

(a)	On February 24, 2020, the Fund’s Investor C1 and Investor C2 Shares converted into Investor A Shares.

The Manager has agreed not to reduce or discontinue this contractual expense limitation through January 31, 2021, unless approved by the Board, including a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. For the year ended September 30, 2020, there were no fees waived and/or reimbursed by the Manager pursuant to this agreement.

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Notes to Financial Statements  (continued)

These amounts waived and/or reimbursed are included in transfer agent fees waived and/or reimbursed — class specific in the Statement of Operations. For the year ended September 30, 2020, the class specific waivers and/or reimbursements are as follows:

	Institutional	Service	Investor A	Investor A1	Investor C	Investor C1(a)	Investor C2(a)	Class R	Total
Transfer agent fees waived and/or reimbursed — class specific	$ 2,735,506	$ 2,915	$ 4,330	$ 4,255	$ 94,382	$ 991	$ 324	$ 8,657	$ 2,851,360

(a)	On February 24, 2020, the Fund’s Investor C1 and Investor C2 Shares converted into Investor A Shares.

Interfund Lending: In accordance with an exemptive order (the “Order”) from the U.S. Securities and Exchange Commission (“SEC”), the Fund may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the Fund’s investment policies and restrictions. The Fund is currently permitted to borrow under the Interfund Lending Program.

A lending BlackRock fund may lend in aggregate up to 15% of its net assets, but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.

During the year ended September 30, 2020, the Fund did not participate in the Interfund Lending Program.

Directors and Officers: Certain directors and/or officers of the Corporation are directors and/or officers of BlackRock or its affiliates. The Fund reimburses the Manager for a portion of the compensation paid to the Corporation’s Chief Compliance Officer, which is included in Officer in the Statement of Operations.

Other Transactions: During the year ended September 30, 2020, the Fund received a reimbursement of $4,198 from an affiliate, which is included in payment by affiliate in the Statement of Operations, related to an operating event.

5.	INCOME TAX INFORMATION

It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s U.S. federal tax returns generally remains open for a period of three fiscal years after they are filed. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Management has analyzed tax laws and regulations and their application to the Fund as of September 30, 2020, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund’s financial statements.

The tax character of distributions paid was as follows:

	09/30/20	09/30/19

Ordinary income	$416,886,432	$430,683,296

As of period end, the tax components of accumulated net earnings (losses) were as follows:

Amounts

Undistributed ordinary income	$397,887,250
Undistributed long-term capital gains	305,327,437
Net unrealized gains(a)	361,711,469

$1,064,926,156

(a)	The difference between book-basis and tax-basis net unrealized gains was attributable primarily to the timing of income recognition on partnership interests.

During the year ended September 30, 2020, the Fund utilized $61,799,267 of its capital loss carryforward.

N O T E S T O F I N A N C I A L S T A T E M E N T S	23

Notes to Financial Statements  (continued)

6.	CAPITAL SHARE TRANSACTIONS

Transactions in capital shares for each class were as follows:

	Year Ended 09/30/20		Year Ended 09/30/19

Share Class	Shares	Amounts	Shares	Amounts

Institutional
Shares sold	407,197,673	$4,930,002,061	248,575,631	$2,861,599,396
Shares issued in reinvestment of distributions	14,373,580	175,160,958	14,525,913	167,432,098
Shares redeemed	(244,952,396)	(2,956,238,422)	(197,982,082)	(2,255,643,059)

	176,618,857	$2,148,924,597	65,119,462	$773,388,435

Service
Shares sold	2,119,639	$25,615,636	2,633,011	$30,539,897
Shares issued in reinvestment of distributions	194,920	2,358,873	290,731	3,346,732
Shares redeemed	(7,758,975)	(94,719,115)	(3,320,538)	(37,717,924)

	(5,444,416)	$(66,744,606)	(396,796)	$(3,831,295)

Investor A
Shares sold and automatic conversion of shares	84,663,818	$1,032,517,166	52,838,741	$608,058,533
Shares issued in reinvestment of distributions	3,222,095	39,242,986	4,315,535	49,716,759
Shares redeemed	(70,592,751)	(850,309,256)	(57,369,066)	(655,450,031)

	17,293,162	$221,450,896	(214,790)	$2,325,261

Investor A1
Shares sold	522,733	$6,411,563	728,073	$8,251,242
Shares issued in reinvestment of distributions	37,182	451,698	71,592	823,903
Shares redeemed	(1,016,865)	(12,228,873)	(895,767)	(10,300,632)

	(456,950)	$(5,365,612)	(96,102)	$(1,225,487)

Investor C
Shares sold	3,772,518	$45,891,628	2,388,212	$27,390,322
Shares issued in reinvestment of distributions	217,692	2,637,204	394,319	4,531,917
Shares redeemed and automatic conversion of shares	(10,351,551)	(128,116,264)	(6,268,068)	(71,295,742)

	(6,361,341)	$(79,587,432)	(3,485,537)	$(39,373,503)

Investor C1(a)
Shares sold	8,015	$95,808	47,120	$538,826
Shares issued in reinvestment of distributions	1,289	15,443	10,726	122,547
Shares redeemed and automatic conversion of shares	(246,294)	(2,992,951)	(782,823)	(8,816,460)

	(236,990)	$(2,881,700)	(724,977)	$(8,155,087)

Investor C2(a)
Shares sold	2,071	$24,731	15,166	$173,976
Shares issued in reinvestment of distributions	357	4,268	1,693	19,459
Shares redeemed and automatic conversion of shares	(60,923)	(735,119)	(49,499)	(554,379)

	(58,495)	$(706,120)	(32,640)	$(360,944)

Class K
Shares sold	202,032,912	$2,461,899,430	177,823,402	$2,038,544,786
Shares issued in reinvestment of distributions	13,179,979	160,520,192	14,426,091	166,439,994
Shares redeemed	(120,799,590)	(1,450,443,307)	(110,398,196)	(1,256,722,089)

	94,413,301	$1,171,976,315	81,851,297	$948,262,691

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Notes to Financial Statements  (continued)

	Year Ended 09/30/20		Year Ended 09/30/19

Share Class	Shares	Amounts	Shares	Amounts

Class R
Shares sold	2,264,561	$27,639,353	3,353,858	$38,664,537
Shares issued in reinvestment of distributions	151,229	1,836,493	341,935	3,935,434
Shares redeemed	(7,529,338)	(90,449,776)	(5,664,806)	(64,748,753)

	(5,113,548)	$(60,973,930)	(1,969,013)	$(22,148,782)

	270,653,580	$3,326,092,408	140,050,904	$1,648,881,289

(a)	On February 24, 2020, the Fund’s issued and outstanding Investor C1 and Investor C2 Shares converted into Investor A Shares.

7.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

N O T E S T O F I N A N C I A L S T A T E M E N T S	25

Report of Independent Registered Public Accounting Firm

To the Shareholders of BlackRock Total Return Fund and the Board of Directors of BlackRock Bond Fund, Inc.:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statement of assets and liabilities of BlackRock Total Return Fund of Blackrock Bond Fund, Inc. (the “Fund”), as of September 30, 2020, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of September 30, 2020, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

Deloitte & Touche LLP

Boston, Massachusetts

November 20, 2020

We have served as the auditor of one or more BlackRock investment companies since 1992.

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Important Tax Information (unaudited)

For the fiscal year ended September 30, 2020, the Fund hereby designates the following maximum amounts allowable as interest-related dividends eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations:

Fund Name	Interest-Related Dividends

BlackRock Total Return Fund	$ 337,775,940

The Fund hereby designates the following amount of distributions from direct federal obligation interest for the fiscal year ended September 30, 2020:

Fund Name	Federal Obligation Interest

BlackRock Total Return Fund	$ 14,909,911

The law varies in each state as to whether and what percent of ordinary income dividends attribute to federal obligations is exempt from state income tax. Shareholders are advised to check with their tax advisers to determine if any portion of the dividends received is exempt from state income tax.

I M P O R T A N T T A X I N F O R M A T I O N	27

Portfolio Information as of September 30, 2020	Master Total Return Portfolio

PORTFOLIO COMPOSITION

Asset Type	Percent of Total Investments(a)

U.S. Government Sponsored Agency Securities	40%
Corporate Bonds	28
U.S. Treasury Obligations	10
Asset-Backed Securities	8
Foreign Government Obligations	5
Non-Agency Mortgage-Backed Securities	4
Municipal Bonds	2
Floating Rate Loan Interests	1
Investment Companies	1
Foreign Agency Obligations	1
Preferred Securities	—(b)
Common Stocks	—(b)
Warrants	—(b)

CREDIT QUALITY ALLOCATION

Credit Rating(c)	Percent of Total Investments(a)

AAA/Aaa(d)	55%
AA/Aa	4
A	14
BBB/Baa	14
BB/Ba	4
B	2
CCC/Caa	1
N/R	6

(a)	Total investments exclude short-term securities, options purchased, options written and TBA sale commitments.
(b)	Amount is less than 1%.
(c)

For financial reporting purposes, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(d)

The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency Securities and U.S. Treasury Obligations to be of similar credit quality as investments rated AAA/Aaa.

28	2 0 2 0 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments September 30, 2020	Master Total Return Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Asset-Backed Securities
ACE Securities Corp. Home Equity Loan Trust
Series 2003-OP1, Class A2, (1 mo. LIBOR US + 0.72%), 0.87%, 12/25/33(a)	USD	581	$517,304
Series 2006-CW1, Class A2C, (1 mo. LIBOR US + 0.14%), 0.29%, 07/25/36(a)		352	302,596
Series 2007-HE4, Class A2A, (1 mo. LIBOR US + 0.13%), 0.28%, 05/25/37(a)		2,657	686,030
Series 2007-HE4, Class A2C, (1 mo. LIBOR US + 0.30%), 0.45%, 05/25/37(a)		234	65,466
ACIS CLO Ltd., Series 2014-4A, Class A, (3 mo. LIBOR US + 1.42%), 1.67%, 05/01/26(a)(b)		511	510,409
Adams Mill CLO Ltd.
Series 2014-1A, Class A2R, (3 mo. LIBOR US + 1.10%), 1.38%, 07/15/26(a)(b)		2,544	2,533,287
Series 2014-1A, Class C1R, (3 mo. LIBOR US + 2.35%), 2.63%, 07/15/26(a)(b)		1,610	1,592,450
AGL CLO 7 Ltd.
Series 2020-7A, Class A1, (3 mo. LIBOR US + 1.80%), 2.05%, 07/15/31(a)(b)		2,400	2,400,003
Series 2020-7A, Class D, (3 mo. LIBOR US + 4.40%), 4.65%, 07/15/31(a)(b)		500	500,013
AGL Core CLO 2 Ltd., Series 2019-2A, Class A1, (3 mo. LIBOR US + 1.39%), 1.66%, 04/20/32(a)(b)		8,405	8,396,956
AGL Core CLO 5 Ltd., Series 2020-5A, Class D, (3 mo. LIBOR US + 4.95%), 5.25%, 07/20/30(a)(b)(c)		1,750	1,737,400
AIMCO CLO
Series 2015-AA, Class BR, (3 mo. LIBOR US + 1.30%), 1.58%, 01/15/28(a)(b)		950	924,073
Series 2017-AA, Class A, (3 mo. LIBOR US + 1.26%), 1.53%, 07/20/29(a)(b)		500	497,204
Series 2017-AA, Class C, (3 mo. LIBOR US + 2.45%), 2.72%, 07/20/29(a)(b)		500	489,707
Ajax Mortgage Loan Trust
Series 2017-D, Class A, 3.75%, 12/25/57(b)		8,436	8,468,338
Series 2017-D, Class B, 0.00%, 12/25/57(b)(c)(d)		1,691	993,123
Series 2018-A, Class A, 3.85%, 04/25/58(b)(c)		8,881	8,837,932
Series 2018-A, Class B, 0.00%, 04/25/58(b)		2,641	1,354,051
Series 2018-B, Class A, 3.75%, 02/26/57(b)(c)		3,835	3,830,735
Series 2018-B, Class B, 0.00%, 02/26/57(b)		2,646	728,691
Series 2018-D, Class A, 3.75%, 08/25/58(b)(c)(d)		10,203	10,202,793
Series 2018-D, Class B, 0.00%, 08/25/58(b)(c)(d)		2,846	1,437,193
Series 2018-E, Class A, 4.38%, 06/25/58(b)(d)		4,472	4,588,967
Series 2018-E, Class B, 5.25%, 06/25/58(b)(c)(d)		840	844,956
Series 2018-E, Class C, 0.00%, 06/25/58(b)(d)		2,116	1,611,265
Series 2018-F, Class A, 4.38%, 11/25/58(b)(c)(d)		14,503	14,620,807
Series 2018-F, Class B, 5.25%, 11/25/58(b)(c)(d)		2,415	2,393,657
Series 2018-F, Class C, 0.00%, 11/25/58(b)		5,661	3,545,878
Series 2018-G, Class A, 4.38%, 06/25/57(b)(c)(d)		11,942	11,643,824
Series 2018-G, Class B, 5.25%, 06/25/57(b)(c)(d)		2,042	1,541,710
Series 2018-G, Class C, 0.00%, 06/25/57(b)(c)		5,261	5,173,482
Series 2019-A, Class A, 3.75%, 08/25/57(b)(d)		12,182	12,392,604
Series 2019-A, Class B, 5.25%, 08/25/57(b)(d)		1,720	1,542,193
Series 2019-A, Class C, 0.00%, 08/25/57(b)(c)		4,309	3,569,411
Series 2019-B, Class A, 3.75%, 01/25/59(b)(d)		19,873	20,214,846
Series 2019-B, Class B, 5.25%, 01/25/59(b)(c)(d)		2,845	2,147,975
Series 2019-B, Class C, 0.00%, 01/25/59(b)(c)		7,281	6,249,106
Series 2019-C, Class A, 3.95%, 10/25/58(b)(d)		6,414	6,440,581
Series 2019-E, Class A, 3.00%, 09/25/59(b)		22,336	22,189,098
Series 2019-E, Class B, 4.88%, 09/25/59(b)		2,600	2,245,827
Series 2019-E, Class C, 0.00%, 09/25/59(b)		5,988	3,207,124

Security	Par (000)		Value

Asset-Backed Securities (continued)
Ajax Mortgage Loan Trust
Series 2019-G, Class A, 3.00%, 09/25/59(b)(e)	USD	15,656	$15,528,496
Series 2019-G, Class B, 4.25%, 09/25/59(b)(e)		2,120	1,786,009
Series 2019-G, Class C, 0.00%, 09/25/59(b)		5,425	4,195,698
Series 2019-H, Class A, 3.00%, 11/25/59(b)(e)		13,839	13,725,534
Series 2019-H, Class B, 4.25%, 11/25/59(b)(e)		1,970	1,659,640
Series 2019-H, Class C, 0.00%, 11/25/59(b)		5,033	4,083,577
Series 2020-A, Class A, 2.38%, 12/25/59(b)		27,491	27,415,027
Series 2020-A, Class B, 3.50%, 12/25/59(b)		3,853	3,836,097
Series 2020-A, Class C, 0.00%, 12/25/59(b)(c)		9,310	5,834,255
Series 2020-C, Class A, 2.25%, 09/27/60(b)(c)(e)		30,440	29,921,360
Series 2020-C, Class B, 5.00%, 09/27/60(b)(e)		2,981	2,939,389
Series 2020-C, Class C, 0.00%, 09/27/60(b)		10,135	8,273,031
Series 2020-D, Class A, 2.25%, 06/25/60(b)(c)(e)		29,270	28,791,699
Series 2020-D, Class B, 5.00%, 06/25/60(b)(e)		4,238	4,179,318
Series 2020-D, Class C, 0.00%, 06/25/60(b)		10,899	8,688,731
Allegro CLO II-S Ltd., Series 2014-1RA, Class A1, (3 mo. LIBOR US + 1.08%), 1.35%, 10/21/28(a)(b)		3,790	3,779,830
Allegro CLO IV Ltd.
Series 2016-1A, Class AR, (3 mo. LIBOR US + 1.15%), 1.43%, 01/15/30(a)(b)		6,568	6,542,057
Series 2016-1A, Class BR, (3 mo. LIBOR US + 1.70%), 1.98%, 01/15/30(a)(b)		2,530	2,485,527
Allegro CLO V Ltd., Series 2017-1A, Class A, (3 mo. LIBOR US + 1.24%), 1.51%, 10/16/30(a)(b)		1,100	1,093,812
ALM 2020 Ltd., Series 2020-1A, Class A2, (3 mo. LIBOR US + 1.85%), 2.13%, 10/15/29(a)(b)		7,780	7,773,920
ALM VII Ltd.
Series 2012-7A, Class A1A2, (3 mo. LIBOR US + 1.17%), 1.45%, 07/15/29(a)(b)		750	745,986
Series 2012-7A, Class A2R2, (3 mo. LIBOR US + 1.85%), 2.13%, 07/15/29(a)(b)		591	586,221
ALM VII R Ltd., Series 2013-7RA, Class A1R, (3 mo. LIBOR US + 1.41%), 1.69%, 10/15/28(a)(b)		2,970	2,957,604
ALM XIX Ltd.
Series 2016-19A, Class A1RA, (3 mo. LIBOR US + 1.00%), 1.28%, 04/16/29(a)(b)(c)		750	747,375
Series 2016-19A, Class A1RB, (3 mo. LIBOR US + 1.35%), 1.63%, 04/16/29(a)(b)(c)		500	482,850
Series 2016-19A, Class A2RA, (3 mo. LIBOR US + 1.45%), 1.73%, 04/16/29(a)(b)(c)		3,370	3,338,996
ALM XVI Ltd./ALM XVI LLC
Series 2015-16A, Class A2R2, (3 mo. LIBOR US + 1.50%), 1.78%, 07/15/27(a)(b)		6,284	6,223,344
Series 2015-16A, Class BR2, (3 mo. LIBOR US + 1.90%), 2.18%, 07/15/27(a)(b)		2,060	2,006,035
ALM XVIII Ltd., Series 2016-18A, Class A2R, (3 mo. LIBOR US + 1.65%), 1.93%, 01/15/28(a)(b)		1,250	1,225,797
AMMC CLO 16 Ltd., Series 2015-16A, Class BR, (3 mo. LIBOR US + 1.60%), 1.87%, 04/14/29(a)(b)		500	487,979
AMMC CLO 21 Ltd., Series 2017-21A, Class A, (3 mo. LIBOR US + 1.25%), 1.50%, 11/02/30(a)(b)		750	743,920
AMMC CLO XII Ltd., Series 2013-12A, Class AR, (3 mo. LIBOR US + 1.20%), 1.44%, 11/10/30(a)(b)		540	536,437

S C H E D U L E O F I N V E S T M E N T S	29

Schedule of Investments (continued) September 30, 2020	Master Total Return Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Asset-Backed Securities (continued)
AMMC CLO XIII Ltd., Series 2013-13A, Class A1LR, (3 mo. LIBOR US + 1.26%), 1.52%, 07/24/29(a)(b)	USD	2,592	$2,585,474
AMMC CLO XIV Ltd., Series 2014-14A, Class A1LR, (3 mo. LIBOR US + 1.25%), 1.49%, 07/25/29(a)(b)		6,220	6,197,343
AMSR Trust
Series 2020-SFR1, Class E, 3.22%, 04/17/37(b).		1,280	1,299,885
Series 2020-SFR2, Class D, 3.28%, 07/17/37(b)		2,437	2,534,057
Series 2020-SFR3, Class E1, 2.56%, 09/17/37(b)		2,490	2,490,239
Series 2020-SFR4, Class E2, 2.46%, 11/17/37(b)		2,500	2,502,674
Series 2020-SFR4, Class F, 2.86%, 11/17/37(b)		2,760	2,761,701
Anchorage Capital CLO 3-R Ltd.
Series 2014-3RA, Class A, (3 mo. LIBOR US + 1.05%), 1.30%, 01/28/31(a)(b)		2,120	2,101,599
Series 2014-3RA, Class B, (3 mo. LIBOR US + 1.50%), 1.75%, 01/28/31(a)(b)		3,600	3,534,065
Series 2014-3RA, Class C, (3 mo. LIBOR US + 1.85%), 2.10%, 01/28/31(a)(b)		500	484,160
Anchorage Capital CLO 4-R Ltd.
Series 2014-4RA, Class A, (3 mo. LIBOR US + 1.05%), 1.30%, 01/28/31(a)(b)		5,330	5,277,371
Series 2014-4RA, Class C, (3 mo. LIBOR US + 1.85%), 2.10%, 01/28/31(a)(b)		5,550	5,319,544
Anchorage Capital CLO 5-R Ltd.
Series 2014-5RA, Class B, (3 mo. LIBOR US + 1.45%), 1.73%, 01/15/30(a)(b)		9,200	8,985,844
Series 2014-5RA, Class C, (3 mo. LIBOR US + 1.85%), 2.13%, 01/15/30(a)(b)		3,540	3,383,750
Anchorage Capital CLO 6 Ltd., Series 2015-6A, Class AR, (3 mo. LIBOR US + 1.27%), 1.55%, 07/15/30(a)(b)		4,010	3,982,788
Anchorage Capital CLO 7 Ltd.
Series 2015-7A, Class AR2, (3 mo. LIBOR US + 1.09%), 1.34%, 01/28/31(a)(b)		4,936	4,871,673
Series 2015-7A, Class BR2, (3 mo. LIBOR US + 1.75%), 2.00%, 01/28/31(a)(b)		7,620	7,457,055
Series 2015-7A, Class CR2, (3 mo. LIBOR US + 2.20%), 2.45%, 01/28/31(a)(b)		4,250	4,122,752
Series 2015-7A, Class D1R2, (3 mo. LIBOR US + 3.50%), 3.75%, 01/28/31(a)(b)		1,140	1,085,441
Anchorage Capital CLO 8 Ltd.
Series 2016-8A, Class AR, (3 mo. LIBOR US + 1.00%), 1.25%, 07/28/28(a)(b)		2,430	2,423,458
Series 2016-8A, Class BR, (3 mo. LIBOR US + 1.60%), 1.85%, 07/28/28(a)(b)		3,050	3,001,945
Anchorage Capital CLO Ltd.
Series 2013-1A, Class A1R, (3 mo. LIBOR US + 1.25%), 1.52%, 10/13/30(a)(b)		2,755	2,745,246
Series 2013-1A, Class A2R, (3 mo. LIBOR US + 1.65%), 1.92%, 10/13/30(a)(b)		750	734,256
Series 2013-1A, Class BR, (3 mo. LIBOR US + 2.15%), 2.42%, 10/13/30(a)(b)		1,410	1,367,922
Anchorage Capital Europe CLO 2 DAC, Series 2A, Class B, (3 mo. EURIBOR + 1.80%), 1.80%, 05/15/31(a)(b)	EUR	250	292,540
Apidos CLO XII, Series 2013-12A, Class AR, (3 mo. LIBOR US + 1.08%), 1.36%, 04/15/31(a)(b)	USD	3,152	3,103,141

Security	Par (000)		Value

Asset-Backed Securities (continued)
Apidos CLO XV, Series 2013-15A, Class A1RR, (3 mo. LIBOR US + 1.01%), 1.28%, 04/20/31(a)(b)	USD	1,080	$1,073,068
Apidos CLO XVIII, Series 2018-18A, Class A1, (3 mo. LIBOR US + 1.14%), 1.40%, 10/22/30(a)(b)		880	868,840
Apidos CLO XXXI, Series 2019-31A, Class B, (3 mo. LIBOR US + 1.90%), 2.18%, 04/15/31(a)(b)		2,950	2,949,988
Apres Static CLO Ltd., Series 2019-1A, Class A2, (3 mo. LIBOR US + 1.75%), 2.03%, 01/15/27(a)(b)		350	348,203
Aqueduct European CLO DAC
Series 2019-4A, Class B1, (3 mo. EURIBOR + 1.80%), 1.80%, 07/15/32(a)(b)	EUR	750	878,537
Series 2019-4X, Class B1, (3 mo. EURIBOR + 1.80%), 1.80%, 07/15/32(a)		1,560	1,827,356
Arbor Realty Collateralized Loan Obligation Ltd., Series 2017-FL3, Class A, (1 mo. LIBOR US + 0.99%), 1.14%, 12/15/27(a)(b)	USD	3,740	3,696,446
Arbour CLO II DAC, Series 2014-2X, Class B2R, (3 mo. EURIBOR + 1.50%), 1.50%, 05/15/30(a)	EUR	995	1,159,669
ARBOUR CLO VIII DAC, Series 8A, Class C, (3 mo. EURIBOR + 2.90%), 2.90%, 07/15/33(a)(b)(c)		550	644,851
Ares European CLO X BV, Series 10X, Class B1, (3 mo. EURIBOR + 1.70%), 1.70%, 10/15/31(a)		820	954,191
Ares European CLO XI BV, Series 11X, Class B1, (3 mo. EURIBOR + 1.85%), 1.85%, 04/15/32(a)		730	853,411
Ares European CLO XII BV, Series 12X, Class B1, (3 mo. EURIBOR + 1.75%), 1.75%, 04/20/32(a)		1,370	1,600,495
Ares XXXVII CLO Ltd., Series 2015-4A, Class A1R, (3 mo. LIBOR US + 1.17%), 1.45%, 10/15/30(a)(b)	USD	1,150	1,138,426
Argent Mortgage Loan Trust, Series 2005-W1, Class A2, (1 mo. LIBOR US + 0.48%), 0.63%, 05/25/35(a)		3,796	3,435,506
ASSURANT CLO I Ltd., Series 2017-1A, Class B, (3 mo. LIBOR US + 1.70%), 1.97%, 10/20/29(a)(b)		1,400	1,371,556
Atrium IX, Series 9A, Class AR, (3 mo. LIBOR US + 1.24%), 1.50%, 05/28/30(a)(b)		4,010	3,913,133
Atrium XII
Series 12A, Class AR, (3 mo. LIBOR US + 0.83%), 1.09%, 04/22/27(a)(b)		1,602	1,586,783
Series 12A, Class CR, (3 mo. LIBOR US + 1.65%), 1.91%, 04/22/27(a)(b)		2,381	2,259,779
Atrium XIII, Series 13A, Class B, (3 mo. LIBOR US + 1.50%), 1.76%, 11/21/30(a)(b)		1,000	972,758
Avery Point IV CLO Ltd., Series 2014-1A, Class AR, (3 mo. LIBOR US + 1.10%), 1.35%, 04/25/26(a)(b)		7,040	7,037,769
Avery Point V CLO Ltd.
Series 2014-5A, Class AR, (3 mo. LIBOR US + 0.98%), 1.25%, 07/17/26(a)(b)		1,344	1,341,937
Series 2014-5A, Class BR, (3 mo. LIBOR US + 1.50%), 1.77%, 07/17/26(a)(b)		2,250	2,230,822
Avery Point VI CLO Ltd.
Series 2015-6A, Class AR, (3 mo. LIBOR US + 1.05%), 1.30%, 08/05/27(a)(b)		3,959	3,955,238
Series 2015-6A, Class BR, (3 mo. LIBOR US + 1.50%), 1.75%, 08/05/27(a)(b)		3,240	3,172,795

30	2 0 2 0 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) September 30, 2020	Master Total Return Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Asset-Backed Securities (continued)
Avery Point VII CLO Ltd., Series 2015-7A, Class AR, (3 mo. LIBOR US + 1.14%), 1.42%, 01/15/28(a)(b)	USD	7,480	$7,440,052
Avoca CLO XII Ltd., Series 12X, Class CR, (3 mo. EURIBOR + 2.05%), 2.05%, 04/15/30(a)	EUR	475	548,864
Avoca CLO XV DAC, Series 15X, Class B2R, (3 mo. EURIBOR + 1.05%), 1.05%, 04/15/31(a)		400	456,258
Avoca CLO XVII DAC, Series 17A, Class B1R, (3 mo. EURIBOR + 1.70%), 1.70%, 10/15/32(a)(b)		1,390	1,639,088
Avoca CLO XVIII DAC, Series 18X, Class C, (3 mo. EURIBOR + 1.75%), 1.75%, 04/15/31(a)		400	455,458
B2R Mortgage Trust, Series 2015-2, Class A, 3.34%, 11/15/48(b)	USD	26	25,879
Babson CLO Ltd.
Series 2015-2A, Class AR, (3 mo. LIBOR US + 1.19%), 1.46%, 10/20/30(a)(b)		2,590	2,571,497
Series 2015-IA, Class BR, (3 mo. LIBOR US + 1.40%), 1.67%, 01/20/31(a)(b)		610	595,697
Bain Capital Credit CLO Ltd.
Series 2016-2A, Class AR, (3 mo. LIBOR US + 1.14%), 1.42%, 01/15/29(a)(b)		1,346	1,332,618
Series 2016-2A, Class BR, (3 mo. LIBOR US + 1.80%), 2.08%, 01/15/29(a)(b)		1,000	991,332
Series 2018-2A, Class A1, (3 mo. LIBOR US + 1.08%), 1.35%, 07/19/31(a)(b)		1,420	1,402,553
BankAmerica Manufactured Housing Contract Trust
Series 1997-2, Class B1, 7.07%, 02/10/22(d)		1,680	995,198
Series 1998-2, Class B1, 7.46%, 12/10/25(d)		2,790	1,314,909
Barings CLO Ltd., Series 2018-3A, Class A1, (3 mo. LIBOR US + 0.95%), 1.22%, 07/20/29(a)(b)		1,085	1,073,637
Battalion CLO 18 Ltd.
Series 2020-18A, Class B, (3 mo. LIBOR US + 2.30%), 0.00%, 10/15/32(a)(b)		1,827	1,827,000
Series 2020-18A, Class D1, (3 mo. LIBOR US + 4.00%), 0.00%, 10/15/32(a)(b)		1,617	1,617,000
Battalion CLO VII Ltd., Series 2014-7A, Class A1RR, (3 mo. LIBOR US + 1.04%), 1.31%, 07/17/28(a)(b)		3,450	3,429,869
Battalion CLO VIII Ltd.
Series 2015-8A, Class A1R2, (3 mo. LIBOR US + 1.07%), 1.34%, 07/18/30(a)(b)		6,500	6,421,809
Series 2015-8A, Class A2R2, (3 mo. LIBOR US + 1.55%), 1.82%, 07/18/30(a)(b)		3,250	3,155,678
Series 2015-8A, Class BR2, (3 mo. LIBOR US + 2.00%), 2.27%, 07/18/30(a)(b)		2,901	2,714,249
Battalion CLO X Ltd., Series 2016-10A, Class A1R, (3 mo. LIBOR US + 1.25%), 1.51%, 01/24/29(a)(b)		23,120	23,027,437
Bayview Financial Revolving Asset Trust
Series 2004-B, Class A1, (1 mo. LIBOR US + 1.00%), 1.15%, 05/28/39(a)(b)		10,520	8,597,070
Series 2004-B, Class A2, (1 mo. LIBOR US + 1.30%), 1.45%, 05/28/39(a)(b)		216	179,548
Series 2005-A, Class A1, (1 mo. LIBOR US + 1.00%), 1.15%, 02/28/40(a)(b)		2,270	2,127,589
Series 2005-E, Class A1, (1 mo. LIBOR US + 1.00%), 1.15%, 12/28/40(a)(b)		827	729,795
BCMSC Trust
Series 2000-A, Class A2, 7.58%, 06/15/30(d)		1,674	493,954

Security	Par (000)		Value

Asset-Backed Securities (continued)
BCMSC Trust
Series 2000-A, Class A3, 7.83%, 06/15/30(d)	USD	1,554	$473,885
Series 2000-A, Class A4, 8.29%, 06/15/30(d)		1,121	361,925
BDS Ltd., Series 2019-FL3, Class A, (1 mo.
LIBOR US + 1.40%), 1.55%, 12/15/35(a)(b)		4,680	4,598,307
Bear Stearns Asset-Backed Securities I Trust
Series 2004-HE7, Class M2, (1 mo. LIBOR US + 1.73%), 1.87%, 08/25/34(a)		186	185,419
Series 2006-HE1, Class 1M4, (1 mo. LIBOR US + 0.68%), 0.83%, 12/25/35(a)		1,688	2,180,845
Series 2006-HE7, Class 1A2, (1 mo. LIBOR US + 0.17%), 0.32%, 09/25/36(a)		2,680	3,294,611
Series 2007-FS1, Class 1A3, (1 mo. LIBOR US + 0.17%), 0.32%, 05/25/35(a)		894	984,087
Series 2007-HE1, Class 21A2, (1 mo. LIBOR US + 0.16%), 0.31%, 01/25/37(a)		560	552,106
Series 2007-HE2, Class 1A4, (1 mo. LIBOR US + 0.32%), 0.47%, 03/25/37(a)		1,004	803,399
Series 2007-HE2, Class 22A, (1 mo. LIBOR US + 0.14%), 0.29%, 03/25/37(a)		883	872,804
Series 2007-HE2, Class 23A, (1 mo. LIBOR US + 0.14%), 0.29%, 03/25/37(a)		1,615	1,687,672
Series 2007-HE3, Class 1A3, (1 mo. LIBOR US + 0.25%), 0.40%, 04/25/37(a)		1,031	1,128,138
Series 2007-HE3, Class 1A4, (1 mo. LIBOR US + 0.35%), 0.50%, 04/25/37(a)		6,111	5,484,475
Bear Stearns Asset-Backed Securities Trust, Series 2005-4, Class M2, (1 mo. LIBOR US + 1.20%), 1.35%, 01/25/36(a)		33	32,684
Benefit Street Partners CLO II Ltd., Series 2013- IIA, Class A2R, (3 mo. LIBOR US + 1.75%), 2.03%, 07/15/29(a)(b)		900	894,477
Benefit Street Partners CLO III Ltd., Series 2013- IIIA, Class A1R, (3 mo. LIBOR US + 1.25%), 1.52%, 07/20/29(a)(b)		749	748,071
Benefit Street Partners CLO IV Ltd., Series 2014- IVA, Class A1RR, (3 mo. LIBOR US + 1.25%), 1.52%, 01/20/29(a)(b)		7,830	7,798,839
Benefit Street Partners CLO V-B Ltd., Series 2018-5BA, Class A1A, (3 mo. LIBOR US + 1.09%), 1.36%, 04/20/31(a)(b)		4,360	4,324,970
Benefit Street Partners CLO VI Ltd.
Series 2015-VIA, Class A1R, (3 mo. LIBOR US + 1.24%), 1.51%, 10/18/29(a)(b)		12,030	11,980,546
Series 2015-VIA, Class A2R, (3 mo. LIBOR US + 1.72%), 1.99%, 10/18/29(a)(b)		3,320	3,260,881
Benefit Street Partners CLO VII Ltd.
Series 2015-VIIA, Class A1AR, (3 mo. LIBOR US + 0.78%), 1.05%, 07/18/27(a)(b)		1,634	1,625,559
Series 2015-VIIA, Class CR, (3 mo. LIBOR US + 2.40%), 2.67%, 07/18/27(a)(b)		600	573,764
Benefit Street Partners CLO VIII Ltd., Series 2015- 8A, Class A1AR, (3 mo. LIBOR US + 1.10%), 1.37%, 01/20/31(a)(b)		1,250	1,232,802
Benefit Street Partners CLO X Ltd.
Series 2016-10A, Class A1R, (3 mo. LIBOR US + 1.14%), 1.42%, 01/15/29(a)(b)		1,000	993,087
Series 2016-10A, Class A2R, (3 mo. LIBOR US + 1.75%), 2.03%, 01/15/29(a)(b)		600	591,541
Benefit Street Partners CLO XX Ltd., Series 2020- 20A, Class D, (3 mo. LIBOR US + 4.25%), 4.40%, 07/15/31(a)(b)		3,010	3,007,886

S C H E D U L E O F I N V E S T M E N T S	31

Schedule of Investments (continued) September 30, 2020	Master Total Return Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Asset-Backed Securities (continued)
Birch Grove CLO Ltd., Series 19A, Class D, (3 mo. LIBOR US + 3.90%), 4.15%, 06/15/31(a)(b)	USD	1,195	$1,183,789
Black Diamond CLO Ltd., Series 2013-1A, Class A2R, (3 mo. LIBOR US + 1.45%), 1.72%, 02/06/26(a)(b)		345	344,368
BlueMountain CLO Ltd.
Series 2012-2A, Class AR2, (3 mo. LIBOR US + 1.05%), 1.30%, 11/20/28(a)(b)		1,500	1,492,789
Series 2013-1A, Class A1R2, (3 mo. LIBOR US + 1.23%), 1.50%, 01/20/29(a)(b)		3,952	3,944,176
Series 2013-2A, Class A1R, (3 mo. LIBOR US + 1.18%), 1.44%, 10/22/30(a)(b)		6,321	6,252,706
Series 2015-3A, Class A1R, (3 mo. LIBOR US + 1.00%), 1.27%, 04/20/31(a)(b)		2,550	2,512,233
BlueMountain CLO XXIX Ltd., Series 2020-29A, Class B, (3 mo. LIBOR US + 2.25%), 2.56%, 07/25/31(a)(b)		750	749,958
BlueMountain CLO XXV Ltd., Series 2019-25A, Class E, (3 mo. LIBOR US + 6.70%), 6.98%, 07/15/32(a)(b)		1,000	938,099
BlueMountain Fuji Eur CLO IV DAC, Series 4X, Class A2, (3 mo. EURIBOR + 1.35%), 1.35%, 03/30/32(a)	EUR	670	785,335
BlueMountain Fuji Eur CLO V DAC, Series 5X, Class C, (3 mo. EURIBOR + 2.45%), 2.45%, 01/15/33(a)		1,560	1,799,285
Bowman Park CLO Ltd., Series 2014-1A, Class AR, (3 mo. LIBOR US + 1.18%), 1.44%, 11/23/25(a)(b)	USD	1,265	1,263,315
Brookside Mill CLO Ltd.
Series 2013-1A, Class BR, (3 mo. LIBOR US + 1.35%), 1.62%, 01/17/28(a)(b)		500	491,486
Series 2013-1A, Class DR, (3 mo. LIBOR US + 2.65%), 2.92%, 01/17/28(a)(b)		1,073	1,001,075
Cairn CLO XII DAC
Series 2020-12A, Class B, (3 mo. EURIBOR + 2.30%), 2.30%, 04/15/33(a)(b)(c)	EUR	500	587,694
Series 2020-12A, Class C, (3 mo. EURIBOR + 3.00%), 3.00%, 04/15/33(a)(b)(c)		1,175	1,379,014
California Street CLO XII Ltd., Series 2013-12A, Class AR, (3 mo. LIBOR US + 1.03%), 1.31%, 10/15/25(a)(b)	USD	1,270	1,265,711
Carlyle C17 CLO Ltd., Series C17A, Class A1AR, (3 mo. LIBOR US + 1.03%), 1.30%, 04/30/31(a)(b)		7,620	7,526,961
Carlyle Global Market Strategies CLO Ltd.
Series 2013-2A, Class AR, (3 mo. LIBOR US + 0.89%), 1.16%, 01/18/29(a)(b)		1,488	1,472,612
Series 2013-3A, Class A1AR, (3 mo. LIBOR US + 1.10%), 1.38%, 10/15/30(a)(b)		248	244,451
Series 2013-4A, Class A1RR, (3 mo. LIBOR US + 1.00%), 1.28%, 01/15/31(a)(b)		1,853	1,822,599
Series 2014-1A, Class A1R2, (3 mo. LIBOR US + 0.97%), 1.24%, 04/17/31(a)(b)		3,160	3,122,309
Series 2015-3A, Class A2R, (3 mo. LIBOR US + 1.60%), 1.85%, 07/28/28(a)(b)		2,470	2,423,960
Carlyle U.S. CLO Ltd.
Series 2016-4A, Class A2R, (3 mo. LIBOR US + 1.45%), 1.72%, 10/20/27(a)(b)		750	730,561
Series 2017-4A, Class A1, (3 mo. LIBOR US + 1.18%), 1.46%, 01/15/30(a)(b)		4,620	4,585,012

Security	Par (000)		Value

Asset-Backed Securities (continued)
Carlyle U.S. CLO Ltd.
Series 2019-2A, Class A1, (3 mo. LIBOR US + 1.28%), 1.56%, 07/15/32(a)(b)	USD	4,000	$3,979,228
Series 2020-1A, Class C1, (3 mo. LIBOR US + 4.00%), 4.19%, 07/20/31(a)(b)		750	750,007
Carrington Mortgage Loan Trust
Series 2006-NC1, Class M2, (1 mo. LIBOR US + 0.42%), 0.57%, 01/25/36(a)		610	506,130
Series 2006-NC3, Class A3, (1 mo. LIBOR US + 0.15%), 0.30%, 08/25/36(a)		3,561	3,347,284
Series 2006-NC4, Class A3, (1 mo. LIBOR US + 0.16%), 0.31%, 10/25/36(a)		772	735,352
Series 2006-NC5, Class A3, (1 mo. LIBOR US + 0.15%), 0.30%, 01/25/37(a)		3,978	3,304,425
CarVal CLO II Ltd.
Series 2019-1A, Class C, (3 mo. LIBOR US + 3.25%), 3.52%, 04/20/32(a)(b)		713	705,901
Series 2019-1A, Class D, (3 mo. LIBOR US + 4.15%), 4.42%, 04/20/32(a)(b)		6,252	6,251,864
CarVal CLO III Ltd., Series 2019-2A, Class D, (3 mo. LIBOR US + 3.70%), 3.97%, 07/20/32(a)(b)		2,000	1,982,566
CarVal CLO Ltd., Series 2018-1A, Class D, (3 mo. LIBOR US + 2.89%), 3.16%, 07/16/31(a)(b)		500	479,344
Cascade MH Asset Trust, Series 2019-MH1, Class A, 4.00%, 11/25/44(b)(d)		11,382	11,733,854
CBAM Ltd.
Series 2017-1A, Class A1, (3 mo. LIBOR US + 1.25%), 1.52%, 07/20/30(a)(b)		6,050	6,044,692
Series 2017-2A, Class B1, (3 mo. LIBOR US + 1.75%), 2.02%, 10/17/29(a)(b)		2,955	2,901,596
Series 2017-3A, Class A, (3 mo. LIBOR US + 1.23%), 1.50%, 10/17/29(a)(b)		3,780	3,764,614
Series 2017-3A, Class B1, (3 mo. LIBOR US + 1.70%), 1.97%, 10/17/29(a)(b)		1,000	979,384
C-BASS Trust, Series 2006-CB7, Class A4, (1 mo. LIBOR US + 0.16%), 0.31%, 10/25/36(a)		579	481,803
CDO Repack SPC Ltd., Series 2006-CLF1, Class D1, 0.00%, 05/20/30(b)		420	439,360
Cedar Funding II CLO Ltd.
Series 2013-1A, Class A1R, (3 mo. LIBOR US + 1.23%), 1.47%, 06/09/30(a)(b)		1,511	1,502,711
Series 2013-1A, Class BR, (3 mo. LIBOR US + 1.75%), 1.99%, 06/09/30(a)(b)		2,450	2,424,489
Cedar Funding IV CLO Ltd., Series 2014-4A, Class AR, (3 mo. LIBOR US + 1.23%), 1.49%, 07/23/30(a)(b)		3,790	3,769,781
Cedar Funding IX CLO Ltd., Series 2018-9A, Class A1, (3 mo. LIBOR US + 0.98%), 1.25%, 04/20/31(a)(b)		940	927,434
Cedar Funding V CLO Ltd., Series 2016-5A, Class A1R, (3 mo. LIBOR US + 1.10%), 1.37%, 07/17/31(a)(b)		1,880	1,860,495
Cedar Funding VI CLO Ltd., Series 2016-6A, Class AR, (3 mo. LIBOR US + 1.09%), 1.36%, 10/20/28(a)(b)		15,035	14,922,439
Cedar Funding VIII CLO Ltd.
Series 2017-8A, Class A1, (3 mo. LIBOR US + 1.25%), 1.52%, 10/17/30(a)(b)		16,520	16,395,966
Series 2017-8A, Class B, (3 mo. LIBOR US + 1.70%), 1.97%, 10/17/30(a)(b)		2,628	2,565,837

32	2 0 2 0 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) September 30, 2020	Master Total Return Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Asset-Backed Securities (continued)
Cedar Funding VIII CLO Ltd. Series 2017-8A, Class C, (3 mo. LIBOR US + 2.25%), 2.52%, 10/17/30(a)(b)	USD	750	$721,460
Cent CLO Ltd., Series 2015-24A, Class A1R, (3 mo. LIBOR US + 1.07%), 1.35%, 10/15/26(a)(b)		3,868	3,859,780
CIFC European Funding CLO II DAC, Series 2X, Class B1, (3 mo. EURIBOR + 1.60%), 1.60%, 04/15/33(a)	EUR	900	1,032,145
CIFC Funding Ltd.
Series 2012-2RA, Class A2, (3 mo. LIBOR US + 1.25%), 1.52%, 01/20/28(a)(b)	USD	750	726,959
Series 2013-1A, Class A2R, (3 mo. LIBOR US + 1.75%), 2.02%, 07/16/30(a)(b)		500	489,725
Series 2014-4RA, Class A1A, (3 mo. LIBOR US + 1.13%), 1.40%, 10/17/30(a)(b)		26,820	26,699,766
Series 2014-4RA, Class A2, (3 mo. LIBOR US + 1.65%), 1.92%, 10/17/30(a)(b)		250	248,882
Series 2015-2A, Class AR2, (3 mo. LIBOR US + 1.01%), 1.29%, 04/15/30(a)(b)(c)		1,270	1,257,427
Series 2015-2A, Class CR2, (3 mo. LIBOR US + 2.00%), 2.28%, 04/15/30(a)(b)		2,904	2,778,297
Series 2015-4A, Class A1R, (3 mo. LIBOR US + 1.15%), 1.42%, 10/20/27(a)(b)		690	686,135
Series 2017-1A, Class AR, (3 mo. LIBOR US + 1.01%), 1.28%, 04/23/29(a)(b)		5,840	5,820,520
Series 2017-1A, Class B, (3 mo. LIBOR US + 1.70%), 1.97%, 04/23/29(a)(b)		2,910	2,869,317
Series 2017-5A, Class C, (3 mo. LIBOR US + 2.85%), 3.12%, 11/16/30(a)(b)		300	283,243
Series 2018-1A, Class A, (3 mo. LIBOR US + 1.00%), 1.27%, 04/18/31(a)(b)		1,834	1,797,595
Series 2019-4A, Class A2, (3 mo. LIBOR US + 1.80%), 2.08%, 07/15/32(a)(b)		400	393,842
Series 2020-1A, Class B, (3 mo. LIBOR US + 2.30%), 2.54%, 07/15/32(a)(b)		3,260	3,259,985
Series 2020-1A, Class D, (3 mo. LIBOR US + 4.00%), 4.24%, 07/15/32(a)(b)		1,120	1,110,656
Citigroup Mortgage Loan Trust
Series 2007-AHL2, Class A3B, (1 mo. LIBOR US + 0.20%), 0.35%, 05/25/37(a)		6,399	5,133,168
Series 2007-AHL2, Class A3C, (1 mo. LIBOR US + 0.27%), 0.42%, 05/25/37(a)		2,907	2,350,462
Clear Creek CLO, Series 2015-1A, Class DR, (3 mo. LIBOR US + 2.95%), 3.22%, 10/20/30(a)(b)		620	581,394
Cloud Pass-Through Trust, Series 2019-1A, Class CLOU, 3.55%, 12/05/22(b)(d)		11,295	11,474,689
Conseco Finance Corp.
Series 1997-3, Class M1, 7.53%, 03/15/28(d)		1,353	1,366,946
Series 1997-6, Class M1, 7.21%, 01/15/29(d)		252	256,541
Series 1998-4, Class M1, 6.83%, 04/01/30(d)		342	330,130
Series 1998-8, Class A1, 6.28%, 09/01/30		594	625,304
Series 1998-8, Class M1, 6.98%, 09/01/30(d)		2,477	2,294,432
Series 1999-5, Class A5, 7.86%, 03/01/30(d)		947	576,300
Series 1999-5, Class A6, 7.50%, 03/01/30(d)		1,015	595,033
Series 2001-D, Class B1, (1 mo. LIBOR US + 2.50%), 2.65%, 11/15/32(a)		1,825	1,691,806
Conseco Finance Securitizations Corp.
Series 2000-1, Class A5, 8.06%, 09/01/29(d)		1,602	573,319
Series 2000-4, Class A6, 8.31%, 05/01/32(d)		1,373	487,182
Series 2000-5, Class A6, 7.96%, 05/01/31		2,221	1,119,564

Security	Par (000)		Value

Asset-Backed Securities (continued)
Conseco Finance Securitizations Corp. Series 2000-5, Class A7, 8.20%, 05/01/31	USD	4,051	$2,103,010
Contego CLO VIII DAC
Series 8A, Class B1, (3 mo. EURIBOR + 2.10%), 2.10%, 01/25/32(a)(b)	EUR	2,400	2,810,468
Series 8A, Class C, (3 mo. EURIBOR + 2.80%), 2.80%, 01/25/32(a)(b)(c)		500	586,228
Corevest American Finance Trust, Series 2020-2, Class A, 3.38%, 05/15/52(b)	USD	1,942	2,111,729
Countrywide Asset-Backed Certificates
Series 2004-5, Class A, (1 mo. LIBOR US + 0.90%), 1.05%, 10/25/34(a)		488	478,582
Series 2005-16, Class 1AF, 4.62%, 04/25/36(d)		3,335	3,332,362
Series 2005-17, Class 1AF4, 6.05%, 05/25/36(e)		1,685	1,738,919
Series 2006-1, Class AF4, 4.61%, 07/25/36(d)		2,051	2,083,340
Series 2006-11, Class 3AV2, (1 mo. LIBOR US + 0.16%), 0.31%, 09/25/46(a)		201	196,700
Series 2006-17, Class 2A2, (1 mo. LIBOR US + 0.15%), 0.30%, 03/25/47(a)		210	206,017
Series 2006-18, Class M1, (1 mo. LIBOR US + 0.30%), 0.45%, 03/25/37(a)		6,168	4,744,444
Series 2006-8, Class 2A3, (1 mo. LIBOR US + 0.16%), 0.31%, 12/25/35(a)		475	470,653
Series 2006-8, Class 2A4, (1 mo. LIBOR US + 0.25%), 0.40%, 01/25/46(a)		8,384	7,736,536
Series 2006-S10, Class A3, (1 mo. LIBOR US + 0.32%), 0.47%, 10/25/36(a)		4,005	3,747,234
Series 2006-S3, Class A4, 6.53%, 01/25/29(e)		299	342,444
Series 2006-SPS1, Class A, (1 mo. LIBOR US + 0.22%), 0.37%, 12/25/25(a)		107	136,781
Series 2007-12, Class 1A2, (1 mo. LIBOR US + 0.84%), 0.99%, 08/25/47(a)		5,823	5,681,213
Countrywide Asset-Backed Certificates Revolving Home Equity Loan Trust, Series 2004-U, Class 2A, (1 mo. LIBOR US + 0.27%), 0.42%, 03/15/34(a)		666	629,054
Credit Suisse First Boston Mortgage Securities Corp., Series 2001-MH29, Class B1, 8.10%, 09/25/31(d)		1,750	1,825,809
Credit-Based Asset Servicing & Securitization LLC
Series 2006-CB2, Class AF4, 3.20%, 12/25/36(e)		421	418,447
Series 2006-MH1, Class B1, 6.25%, 10/25/36(b)(e)		852	889,284
Series 2006-SL1, Class A2, 6.06%, 09/25/36(b)(e)		3,037	414,262
Series 2007-CB6, Class A4, (1 mo. LIBOR US + 0.34%), 0.49%, 07/25/37(a)(b)		611	490,054
Cumberland Park CLO Ltd.
Series 2015-2A, Class CR, (3 mo. LIBOR US + 1.80%), 2.07%, 07/20/28(a)(b)		1,190	1,153,066
Series 2015-2A, Class DR, (3 mo. LIBOR US + 2.70%), 2.97%, 07/20/28(a)(b)		500	476,057
CVC Cordatus Loan Fund VI DAC, Series 6X, Class CR, (3 mo. EURIBOR + 1.60%), 1.60%, 04/15/32(a)	EUR	1,160	1,302,891
CWHEQ Home Equity Loan Trust, Series 2006- S5, Class A5, 6.16%, 06/25/35	USD	343	379,204

S C H E D U L E O F I N V E S T M E N T S	33

Schedule of Investments (continued) September 30, 2020	Master Total Return Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Asset-Backed Securities (continued)
CWHEQ Revolving Home Equity Loan
Resuritization Trust
Series 2006-RES, Class 4Q1B, (1 mo. LIBOR US + 0.30%), 0.45%, 12/15/33(a)(b)	USD	656	$622,250
Series 2006-RES, Class 5B1A, (1 mo. LIBOR US + 0.19%), 0.34%, 05/15/35(a)(b)		258	246,786
Series 2006-RES, Class 5B1B, (1 mo. LIBOR US + 0.19%), 0.34%, 05/15/35(a)(b)(c)		151	140,920
CWHEQ Revolving Home Equity Loan Trust
Series 2005-B, Class 2A, (1 mo. LIBOR US + 0.18%), 0.33%, 05/15/35(a)		407	396,653
Series 2006-C, Class 2A, (1 mo. LIBOR US + 0.18%), 0.33%, 05/15/36(a)		2,321	2,236,369
Series 2006-H, Class 1A, (1 mo. LIBOR US + 0.15%), 0.30%, 11/15/36(a)		1,476	1,234,547
Deer Creek CLO Ltd., Series 2017-1A, Class A, (3 mo. LIBOR US + 1.18%), 1.45%, 10/20/30(a)(b)		5,561	5,488,472
Dorchester Park CLO DAC, Series 2015-1A, Class BR, (3 mo. LIBOR US + 1.45%), 1.72%, 04/20/28(a)(b)		3,064	3,000,924
Dryden 33 Senior Loan Fund, Series 2014-33A, Class BR2, (3 mo. LIBOR US + 1.75%), 2.03%, 04/15/29(a)(b)		250	247,049
Dryden 36 Senior Loan Fund, Series 2014-36A, Class DR2, (3 mo. LIBOR US + 3.70%), 3.98%, 04/15/29(a)(b)		750	729,603
Dryden 43 Senior Loan Fund, Series 2016-43A, Class AR, (3 mo. LIBOR US + 1.14%), 1.41%, 07/20/29(a)(b)		7,230	7,215,806
Dryden 53 CLO Ltd., Series 2017-53A, Class A, (3 mo. LIBOR US + 1.12%), 1.40%, 01/15/31(a)(b)		18,720	18,565,479
Dryden 76 CLO Ltd., Series 2019-76A, Class A1, (3 mo. LIBOR US + 1.33%), 1.60%, 10/20/32(a)(b)		750	740,628
Dryden 77 CLO Ltd., Series 2020-77A, Class D1, (3 mo. LIBOR US + 5.14%), 5.51%, 05/20/31(a)(b)		750	749,667
Dryden XXV Senior Loan Fund
Series 2012-25A, Class ARR, (3 mo. LIBOR US + 0.90%), 1.18%, 10/15/27(a)(b)		9,911	9,835,945
Series 2012-25A, Class CRR, (3 mo. LIBOR US + 1.85%), 2.13%, 10/15/27(a)(b)		1,340	1,279,580
Dryden XXVI Senior Loan Fund, Series 2013-26A, Class AR, (3 mo. LIBOR US + 0.90%), 1.18%, 04/15/29(a)(b)		1,170	1,157,488
Dryden XXVIII Senior Loan Fund, Series 2013- 28A, Class A1LR, (3 mo. LIBOR US + 1.20%), 1.48%, 08/15/30(a)(b)		9,085	8,986,067
Eaton Vance CLO Ltd.
Series 2013-1A, Class A1RR, (3 mo. LIBOR US + 1.16%), 1.44%, 01/15/28(a)(b)		1,280	1,273,914
Series 2013-1A, Class A2RR, (3 mo. LIBOR US + 1.85%), 2.13%, 01/15/28(a)(b)		1,150	1,147,137
Series 2018-1A, Class C, (3 mo. LIBOR US + 2.20%), 2.48%, 10/15/30(a)(b)		3,550	3,382,200
Elm CLO Ltd.
Series 2014-1A, Class ARR, (3 mo. LIBOR US + 1.17%), 1.44%, 01/17/29(a)(b)		18,150	18,061,325
Series 2014-1A, Class BRR, (3 mo. LIBOR US + 1.75%), 2.02%, 01/17/29(a)(b)		1,950	1,934,391

Security		Par (000)	Value

Asset-Backed Securities (continued)
Elmwood CLO I Ltd., Series 2019-1A, Class B, (3 mo. LIBOR US + 1.90%), 2.17%, 04/20/30(a)(b)	USD	1,500	$1,481,583
Elmwood CLO II Ltd.
Series 2019-2A, Class A, (3 mo. LIBOR US + 1.45%), 1.72%, 04/20/31(a)(b)		4,020	4,019,987
Series 2019-2A, Class D, (3 mo. LIBOR US + 3.95%), 4.22%, 04/20/31(a)(b)		1,450	1,436,969
Elmwood CLO III Ltd., Series 2019-3A, Class D, (3 mo. LIBOR US + 3.85%), 4.13%, 10/15/32(a)(b)		250	247,091
Elmwood CLO V Ltd.
Series 2020-2A, Class B, (3 mo. LIBOR US + 2.20%), 2.48%, 07/24/31(a)(b)		2,880	2,879,748
Series 2020-2A, Class C, (3 mo. LIBOR US + 2.75%), 3.03%, 07/24/31(a)(b)		2,880	2,860,284
FBR Securitization Trust, Series 2005-5, Class M2, (1 mo. LIBOR US + 0.71%), 0.85%, 11/25/35(a)		6,465	6,210,180
Finance of America HECM Buyout, Series 2020- HB1, Class M5, 6.00%, 02/25/30(b)(c)(d)		1,758	1,378,272
First Franklin Mortgage Loan Trust
Series 2004-FFH3, Class M3, (1 mo. LIBOR US + 1.05%), 1.20%, 10/25/34(a)		1,000	933,580
Series 2006-FF13, Class A1, (1 mo. LIBOR US + 0.12%), 0.27%, 10/25/36(a)		2,340	1,857,976
Series 2006-FF16, Class 2A3, (1 mo. LIBOR US + 0.14%), 0.29%, 12/25/36(a)		12,064	7,447,656
Series 2006-FF17, Class A5, (1 mo. LIBOR US + 0.15%), 0.30%, 12/25/36(a)		16,552	15,079,653
Series 2006-FFH1, Class M2, (1 mo. LIBOR US + 0.40%), 0.55%, 01/25/36(a)		2,652	1,849,617
FirstKey Homes Trust
Series 2020-SFR1, Class E, 2.79%, 08/17/37(b).		4,480	4,581,346
Series 2020-SFR1, Class F1, 3.64%, 09/17/25(b)		2,690	2,775,402
Flatiron CLO Ltd., Series 2015-1A, Class AR, (3 mo. LIBOR US + 0.89%), 1.17%, 04/15/27(a)(b)		1,698	1,695,791
Fremont Home Loan Trust, Series 2006-3, Class 1A1, (1 mo. LIBOR US + 0.14%), 0.29%, 02/25/37(a)		2,890	2,260,319
Galaxy XV CLO Ltd., Series 2013-15A, Class AR, (3 mo. LIBOR US + 1.20%), 1.48%, 10/15/30(a)(b)		1,350	1,344,099
Galaxy XXIII CLO Ltd., Series 2017-23A, Class A, (3 mo. LIBOR US + 1.28%), 1.54%, 04/24/29(a)(b)		2,603	2,586,763
Galaxy XXIX CLO Ltd.
Series 2018-29A, Class B, (3 mo. LIBOR US + 1.40%), 1.68%, 11/15/26(a)(b)		250	245,131
Series 2018-29A, Class C, (3 mo. LIBOR US + 1.68%), 1.96%, 11/15/26(a)(b)		1,470	1,397,394
GE-WMC Asset-Backed Pass-Through Certificates, Series 2005-2, Class A2C, (1 mo. LIBOR US + 0.50%), 0.65%, 12/25/35(a)		266	262,706
Gilbert Park CLO Ltd.
Series 2017-1A, Class C, (3 mo. LIBOR US + 1.95%), 2.23%, 10/15/30(a)(b)		3,110	2,981,592
Series 2017-1A, Class D, (3 mo. LIBOR US + 2.95%), 3.23%, 10/15/30(a)(b)		4,292	4,093,708

34	2 0 2 0 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) September 30, 2020	Master Total Return Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Asset-Backed Securities (continued)
GoldenTree Loan Management U.S. CLO 1 Ltd.
Series 2017-1A, Class CR, (3 mo. LIBOR US + 1.85%), 2.12%, 04/20/29(a)(b)	USD	3,120	$3,018,399
Series 2017-1A, Class DR, (3 mo. LIBOR US + 2.65%), 2.92%, 04/20/29(a)(b)		1,800	1,670,794
GoldenTree Loan Management U.S. CLO 5 Ltd., Series 2019-5A, Class A, (3 mo. LIBOR US + 1.30%), 1.57%, 10/20/32(a)(b)		1,750	1,739,186
GoldenTree Loan Management U.S. CLO 7 Ltd., Series 2020-7A, Class D, (3 mo. LIBOR US + 2.98%), 3.39%, 04/20/31(a)(b)		2,240	2,212,725
GoldenTree Loan Opportunities IX Ltd., Series 2014-9A, Class AR2, (3 mo. LIBOR US + 1.11%), 1.38%, 10/29/29(a)(b)		1,830	1,826,459
GoldenTree Loan Opportunities X Ltd., Series 2015-10A, Class AR, (3 mo. LIBOR US + 1.12%), 1.39%, 07/20/31(a)(b)		4,688	4,640,063
GoldenTree Loan Opportunities XI Ltd., Series 2015-11A, Class AR2, (3 mo. LIBOR US + 1.07%), 1.34%, 01/18/31(a)(b)		3,749	3,720,135
Greenpoint Manufactured Housing
Series 1999-5, Class M1B, 8.29%, 12/15/29(d)		870	910,069
Series 1999-5, Class M2, 9.23%, 12/15/29(d)		965	821,662
Grippen Park CLO Ltd., Series 2017-1A, Class A, (3 mo. LIBOR US + 1.26%), 1.53%, 01/20/30(a)(b)		1,123	1,120,582
GSAA Home Equity Trust
Series 2005-14, Class 1A2, (1 mo. LIBOR US + 0.35%), 0.50%, 12/25/35(a)		836	338,205
Series 2006-4, Class 1A1, 3.53%, 03/25/36(d)		2,398	1,900,790
Series 2006-5, Class 2A1, (1 mo. LIBOR US + 0.07%), 0.22%, 03/25/36(a)		14	6,361
Series 2007-2, Class AF3, 5.92%, 03/25/37(d)		501	143,829
GSAMP Trust
Series 2007-H1, Class A1B, (1 mo. LIBOR US + 0.20%), 0.35%, 01/25/47(a)		950	633,444
Series 2007-HS1, Class M6, (1 mo. LIBOR US + 2.25%), 2.40%, 02/25/47(a)		1,300	1,315,838
Gulf Stream Meridian 1 Ltd., Series 2020-IA, Class A1, (3 mo. LIBOR US + 1.37%), 1.65%, 04/15/33(a)(b)		5,820	5,808,567
Gulf Stream Meridian 2 Ltd., Series 2020-IIA, Class C, (3 mo. LIBOR US + 4.85%), 5.13%, 10/15/29(a)(b)		1,500	1,492,025
Halcyon Loan Advisors Funding Ltd., Series 2015- 2A, Class AR, (3 mo. LIBOR US + 1.08%), 1.33%, 07/25/27(a)(b)		7,627	7,598,730
Highbridge Loan Management Ltd.
Series 12A-18, Class A1B, (3 mo. LIBOR US + 1.25%), 1.52%, 07/18/31(a)(b)		750	737,322
Series 6A-2015, Class A1R, (3 mo. LIBOR US + 1.00%), 1.25%, 02/05/31(a)(b)		11,313	11,132,653
Series 7A-2015, Class BR, (3 mo. LIBOR US + 1.18%), 1.46%, 03/15/27(a)(b)		500	483,312
Home Equity Asset Trust
Series 2006-3, Class M2, (1 mo. LIBOR US + 0.40%), 0.55%, 07/25/36(a)		2,440	2,187,025
Series 2007-1, Class 2A3, (1 mo. LIBOR US + 0.15%), 0.30%, 05/25/37(a)		2,490	2,117,779
Home Equity Mortgage Loan Asset-Backed Trust Series 2004-A, Class M2, (1 mo. LIBOR US + 2.03%), 2.17%, 07/25/34(a)		530	527,626

Security		Par (000)	Value

Asset-Backed Securities (continued)
Home Equity Mortgage Loan Asset-Backed Trust Series 2007-A, Class 2A2, (1 mo. LIBOR US + 0.19%), 0.34%, 04/25/37(a)	USD	1,900	$1,390,003
Home Equity Mortgage Trust, Series 2006-2, Class 1A1, 5.87%, 07/25/36(e)		2,273	590,095
Home Loan Mortgage Loan Trust, Series 2005-1, Class A3, (1 mo. LIBOR US + 0.72%), 0.87%, 04/15/36(a)		974	913,116
HPS Loan Management Ltd.
Series 10A-16, Class A1R, (3 mo. LIBOR US + 1.14%), 1.41%, 01/20/28(a)(b)		4,550	4,525,774
Series 14A-19, Class A1, (3 mo. LIBOR US + 1.27%), 1.51%, 07/25/30(a)(b)		1,300	1,293,503
ICG U.S. CLO Ltd., Series 2015-1A, Class A1R, (3 mo. LIBOR US + 1.14%), 1.41%, 10/19/28(a)(b)		5,420	5,384,077
Invesco Euro CLO II DAC, Series 2X, Class B1, (3 mo. EURIBOR + 1.80%), 1.80%, 08/15/32(a)	EUR	1,440	1,687,815
Invitation Homes Trust
Series 2018-SFR3, Class A, (1 mo. LIBOR US + 1.00%), 1.15%, 07/17/37(a)(b)	USD	2,711	2,710,915
Series 2018-SFR3, Class E, (1 mo. LIBOR US + 2.00%), 2.15%, 07/17/37(a)(b)		2,468	2,469,852
Irwin Home Equity Loan Trust, Series 2006-3, Class 2A3, 6.53%, 09/25/37(b)(e)		391	390,340
JPMorgan Mortgage Acquisition Trust, Series 2006-CW1, Class M1, (1 mo. LIBOR US + 0.27%), 0.42%, 05/25/36(a)		1,170	1,118,924
Kayne CLO 5 Ltd., Series 2019-5A, Class A, (3 mo. LIBOR US + 1.35%), 1.61%, 07/24/32(a)(b)		3,770	3,760,983
Kayne CLO II Ltd., Series 2018-2A, Class A, (3 mo. LIBOR US + 1.24%), 1.52%, 10/15/31(a)(b)		500	499,039
KKR CLO 16 Ltd., Series 16, Class A1R, (3 mo. LIBOR US + 1.25%), 1.52%, 01/20/29(a)(b)		7,421	7,387,925
LCM 26 Ltd., Series 26A, Class A1, (3 mo. LIBOR US + 1.07%), 1.34%, 01/20/31(a)(b)		8,120	8,031,808
LCM XIV LP, Series 14A, Class AR, (3 mo. LIBOR US + 1.04%), 1.31%, 07/20/31(a)(b)		500	489,691
LCM XX LP
Series 20A, Class AR, (3 mo. LIBOR US + 1.04%), 1.31%, 10/20/27(a)(b)		3,740	3,706,621
Series 20A, Class BR, (3 mo. LIBOR US + 1.55%), 1.82%, 10/20/27(a)(b)		250	245,333
LCM XXI LP, Series 21A, Class AR, (3 mo. LIBOR US + 0.88%), 1.15%, 04/20/28(a)(b)		3,430	3,400,084
LCM XXIV Ltd., Series 24A, Class A, (3 mo. LIBOR US + 1.31%), 1.58%, 03/20/30(a)(b)		500	499,549
Legacy Mortgage Asset Trust
Series 2019-SL2, Class A, 3.38%, 02/25/59(b)(c)(d)		8,371	8,396,015
Series 2019-SL2, Class B, 0.00%, 02/25/59(b)(c)		2,348	398,228
Series 2019-SL2, Class M, 4.25%, 02/25/59(b)(c)(d)		2,083	1,989,265
Lehman ABS Manufactured Housing Contract Trust
Series 2001-B, Class M1, 6.63%, 04/15/40(d)		4,228	4,497,664
Series 2002-A, Class C, 0.00%, 06/15/33		357	316,058

S C H E D U L E O F I N V E S T M E N T S	35

Schedule of Investments (continued) September 30, 2020	Master Total Return Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Asset-Backed Securities (continued)
Lehman ABS Mortgage Loan Trust, Series 2007-1, Class 2A1, (1 mo. LIBOR US + 0.09%), 0.24%, 06/25/37(a)(b)	USD	432	$336,435
Lendmark Funding Trust, Series 2019-2A, Class A, 2.78%, 04/20/28(b)		12,230	12,365,853
Litigation Fee Residual Funding LLC, Series 2015-1, Class A, 4.00%, 10/01/27(c)		1,919	1,917,909
LoanCore Issuer Ltd., Series 2018-CRE1, Class A, (1 mo. LIBOR US + 1.13%), 1.28%, 05/15/28(a)(b)		2,245	2,233,958
Loanpal Solar Loan Ltd., Series 2020-2GF, Class A, 2.75%, 07/20/47(b)		7,620	7,786,711
Long Beach Mortgage Loan Trust
Series 2006-5, Class 2A3, (1 mo. LIBOR US + 0.15%), 0.30%, 06/25/36(a)		3,741	2,313,357
Series 2006-7, Class 2A3, (1 mo. LIBOR US + 0.16%), 0.31%, 08/25/36(a)		6,337	3,320,578
Series 2006-9, Class 2A2, (1 mo. LIBOR US + 0.11%), 0.26%, 10/25/36(a)		1,518	688,936
Series 2006-9, Class 2A4, (1 mo. LIBOR US + 0.23%), 0.38%, 10/25/36(a)		1,528	720,318
Madison Avenue Manufactured Housing Contract Trust, Series 2002-A, Class B2, (1 mo. LIBOR US + 3.25%), 3.40%, 03/25/32(a)		1,020	1,020,652
Madison Park Funding X Ltd.
Series 2012-10A, Class AR2, (3 mo. LIBOR US + 1.22%), 1.49%, 01/20/29(a)(b)		10,710	10,670,923
Series 2012-10A, Class BR2, (3 mo. LIBOR US + 1.80%), 2.07%, 01/20/29(a)(b)		250	246,497
Madison Park Funding XI Ltd., Series 2013-11A, Class AR, (3 mo. LIBOR US + 1.16%), 1.42%, 07/23/29(a)(b)		4,830	4,801,917
Madison Park Funding XIII Ltd.
Series 2014-13A, Class AR2, (3 mo. LIBOR US + 0.95%), 1.22%, 04/19/30(a)(b)		7,780	7,702,652
Series 2014-13A, Class BR2, (3 mo. LIBOR US + 1.50%), 1.77%, 04/19/30(a)(b)		4,540	4,461,052
Madison Park Funding XIX Ltd.
Series 2015-19A, Class A1R2, (3 mo. LIBOR US + 0.92%), 1.18%, 01/22/28(a)(b)		7,698	7,637,917
Series 2015-19A, Class A2R2, (3 mo. LIBOR US + 1.50%), 1.76%, 01/22/28(a)(b)		1,000	988,174
Madison Park Funding XVI Ltd., Series 2015-16A, Class A2R, (3 mo. LIBOR US + 1.90%), 2.17%, 04/20/26(a)(b)		500	496,424
Madison Park Funding XVII Ltd., Series 2015-17A, Class B1R, (3 mo. LIBOR US + 1.75%), 2.02%, 07/21/30(a)(b)		1,770	1,745,311
Madison Park Funding XVIII Ltd., Series 2015- 18A, Class A1R, (3 mo. LIBOR US + 1.19%), 1.46%, 10/21/30(a)(b)		14,970	14,811,032
Madison Park Funding XXII Ltd., Series 2016-22A, Class A1R, (3 mo. LIBOR US + 1.26%), 1.54%, 01/15/33(a)(b)		3,000	2,914,467
Madison Park Funding XXIII Ltd.
Series 2017-23A, Class A, (3 mo. LIBOR US + 1.21%), 1.45%, 07/27/30(a)(b)		250	248,693
Series 2017-23A, Class B, (3 mo. LIBOR US + 1.70%), 1.94%, 07/27/30(a)(b)		500	497,319
Madison Park Funding XXVI Ltd., Series 2017- 26A, Class AR, (3 mo. LIBOR US + 1.20%), 1.47%, 07/29/30(a)(b)		11,115	11,007,400

Security		Par (000)	Value

Asset-Backed Securities (continued)
Madison Park Funding XXXVI Ltd., Series 2019- 36A, Class B1, (3 mo. LIBOR US + 1.85%), 2.13%, 01/15/33(a)(b)	USD	2,470	$2,458,661
Marble Point CLO XI Ltd., Series 2017-2A, Class A, (3 mo. LIBOR US + 1.18%), 1.45%, 12/18/30(a)(b)		2,000	1,974,419
Mariner CLO 5 Ltd., Series 2018-5A, Class A, (3 mo. LIBOR US + 1.11%), 1.36%, 04/25/31(a)(b)		3,550	3,533,889
Mariner CLO 8 Ltd., Series 2020-8A, Class A, (3 mo. LIBOR US + 1.27%), 2.44%, 04/20/33(a)(b)		3,010	2,985,887
Mariner CLO LLC
Series 2015-1A, Class BR2, (3 mo. LIBOR US + 1.50%), 1.77%, 04/20/29(a)(b)		7,152	6,985,516
Series 2015-1A, Class CR2, (3 mo. LIBOR US + 1.90%), 2.17%, 04/20/29(a)(b)		2,000	1,940,060
Series 2016-3A, Class BR2, (3 mo. LIBOR US + 1.50%), 1.76%, 07/23/29(a)(b)(c)		1,478	1,456,865
Series 2016-3A, Class CR2, (3 mo. LIBOR US + 2.05%), 2.31%, 07/23/29(a)(b)(c)		5,162	5,103,669
Series 2016-3A, Class DR2, (3 mo. LIBOR US + 2.90%), 3.16%, 07/23/29(a)(b)(c)		500	474,600
Series 2017-4A, Class A, (3 mo. LIBOR US + 1.21%), 1.45%, 10/26/29(a)(b)		1,800	1,792,599
Mariner Finance Issuance Trust
Series 2019-AA, Class A, 2.96%, 07/20/32(b)		14,870	15,131,371
Series 2019-AA, Class B, 3.51%, 07/20/32(b)		2,420	2,435,676
Series 2019-AA, Class C, 4.01%, 07/20/32(b)		2,150	2,122,289
Series 2020-AA, Class A, 2.19%, 08/21/34(b)		7,050	7,073,425
Series 2020-AA, Class B, 3.21%, 08/21/34(b)		1,630	1,643,799
Series 2020-AA, Class C, 4.10%, 08/21/34(b)		1,536	1,562,140
Series 2020-AA, Class D, 5.75%, 08/21/34(b)		2,030	1,967,162
MASTR Asset-Backed Securities Trust
Series 2006-AM2, Class A4, (1 mo. LIBOR US + 0.26%), 0.41%, 06/25/36(a)(b)		1,516	1,394,003
Series 2007-HE1, Class A4, (1 mo. LIBOR US + 0.28%), 0.43%, 05/25/37(a)		1,318	1,001,816
MASTR Specialized Loan Trust, Series 2006-3, Class A, (1 mo. LIBOR US + 0.26%), 0.41%, 06/25/46(a)(b)		491	466,732
Merrill Lynch First Franklin Mortgage Loan Trust,
Series 2007-2, Class A2C, (1 mo. LIBOR US + 0.24%), 0.39%, 05/25/37(a)		1,882	1,415,068
Merrill Lynch Mortgage Investors Trust
Series 2006-OPT1, Class M1, (1 mo. LIBOR US + 0.26%), 0.41%, 08/25/37(a)		385	207,389
Series 2006-RM3, Class A2B, (1 mo. LIBOR US + 0.09%), 0.24%, 06/25/37(a)		928	288,650
MidOcean Credit CLO III, Series 2014-3A, Class A3A2, (3 mo. LIBOR US + 0.97%), 1.24%, 04/21/31(a)(b)		2,006	1,967,413
Mill City Solar Loan Ltd., Series 2019-2GS, Class A, 3.69%, 07/20/43(b)		7,282	7,642,095
Morgan Stanley ABS Capital I, Inc. Trust
Series 2005-HE1, Class A2MZ, (1 mo. LIBOR US + 0.60%), 0.75%, 12/25/34(a)		820	756,154
Series 2005-HE5, Class M4, (1 mo. LIBOR US + 0.87%), 1.02%, 09/25/35(a)		3,764	2,252,645
Morgan Stanley Home Equity Loan Trust, Series 2006-3, Class A3, (1 mo. LIBOR US + 0.16%), 0.31%, 04/25/36(a)		2,004	1,589,877

36	2 0 2 0 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) September 30, 2020	Master Total Return Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Asset-Backed Securities (continued)
Morgan Stanley Mortgage Loan Trust
Series 2006-16AX, Class 1A, (1 mo. LIBOR US + 0.17%), 0.32%, 11/25/36(a)	USD	4,221	$1,303,171
Series 2007-9SL, Class A, (1 mo. LIBOR US + 0.32%), 0.47%, 07/25/37(a)		1,021	987,100
Mosaic Solar Loan Trust
Series 2018-2GS, Class A, 4.20%, 02/22/44(b)		2,919	3,105,687
Series 2019-2A, Class A, 2.88%, 09/20/40(b)		921	973,783
Series 2020-1A, Class A, 2.10%, 04/20/46(b)		1,615	1,650,633
Series 2020-1A, Class B, 3.10%, 04/20/46(b)		2,442	2,501,581
Mountain Hawk II CLO Ltd., Series 2013-2A,
Class BR, (3 mo. LIBOR US + 1.60%), 1.87%, 07/20/24(a)(b)		1,444	1,439,849
MP CLO III Ltd., Series 2013-1A, Class AR, (3 mo. LIBOR US + 1.25%), 1.52%, 10/20/30(a)(b)		2,820	2,795,416
MP CLO VII Ltd.
Series 2015-1A, Class ARR, (3 mo. LIBOR US + 1.08%), 1.35%, 10/18/28(a)(b)		490	487,619
Series 2015-1A, Class BRR, (3 mo. LIBOR US + 1.60%), 1.87%, 10/18/28(a)(b)		750	732,566
MP CLO VIII Ltd.
Series 2015-2A, Class AR, (3 mo. LIBOR US + 0.91%), 1.16%, 10/28/27(a)(b)		5,511	5,484,230
Series 2015-2A, Class BR, (3 mo. LIBOR US + 1.42%), 1.67%, 10/28/27(a)(b)		3,250	3,170,485
Nationstar HECM Loan Trust, Series 2020-1A, Class M3, 2.82%, 09/25/30(b)(c)(d)		2,151	2,150,607
Nationstar Home Equity Loan Trust
Series 2007-B, Class M1, (1 mo. LIBOR US + 0.41%), 0.56%, 04/25/37(a)		3,320	2,879,008
Series 2007-C, Class 2AV3, (1 mo. LIBOR US + 0.18%), 0.33%, 06/25/37(a)		42	42,254
Navient Private Education Loan Trust, Series 2014-AA, Class B, 3.50%, 08/15/44(b)		6,000	6,129,850
Navient Private Education Refi Loan Trust
Series 2020-A, Class A2B, (1 mo. LIBOR US + 0.90%), 1.05%, 11/15/68(a)(b)		2,410	2,398,713
Series 2020-FA, Class B, 2.69%, 07/15/69(b)		2,590	2,592,040
Neuberger Berman CLO XVII Ltd.
Series 2014-17A, Class BR2, (3 mo. LIBOR US + 1.50%), 1.76%, 04/22/29(a)(b)		1,500	1,459,641
Series 2014-17A, Class CR2, (3 mo. LIBOR US + 2.00%), 2.26%, 04/22/29(a)(b)		1,900	1,813,946
Neuberger Berman CLO XVI-S Ltd., Series 2017- 16SA, Class A, (3 mo. LIBOR US + 0.85%), 1.13%, 01/15/28(a)(b)		2,490	2,481,126
Neuberger Berman CLO XX Ltd.
Series 2015-20A, Class AR, (3 mo. LIBOR US + 0.80%), 1.08%, 01/15/28(a)(b)		947	940,309
Series 2015-20A, Class BR, (3 mo. LIBOR US + 1.25%), 1.53%, 01/15/28(a)(b)		750	735,285
Neuberger Berman CLO XXIII Ltd., Series 2016- 23A, Class BR, (3 mo. LIBOR US + 1.55%), 1.82%, 10/17/27(a)(b)		400	389,714
Neuberger Berman Loan Advisers CLO 26 Ltd.
Series 2017-26A, Class A, (3 mo. LIBOR US + 1.17%), 1.44%, 10/18/30(a)(b)		5,520	5,475,032
Series 2017-26A, Class B, (3 mo. LIBOR US + 1.50%), 1.77%, 10/18/30(a)(b)		250	246,999
Neuberger Berman Loan Advisers CLO 37 Ltd., Series 2020-37A, Class B, (3 mo. LIBOR US + 2.20%), 2.37%, 07/20/31(a)(b)(c)		1,000	1,004,000

Security		Par (000)	Value

Asset-Backed Securities (continued)
Nomura Asset Acceptance Corp. Alternative Loan Trust, Series 2006-S5, Class A1, (1 mo. LIBOR US + 0.40%), 0.55%, 10/25/36(a)(b)	USD	242	$233,529
Oaktree CLO Ltd.
Series 2014-1A, Class A2R, (3 mo. LIBOR US + 1.85%), 2.10%, 05/13/29(a)(b)		1,840	1,787,106
Series 2015-1A, Class A1R, (3 mo. LIBOR US + 0.87%), 1.14%, 10/20/27(a)(b)		422	420,946
Oaktree EIF III Series I Ltd., Series 2016-IIIA, Class B, (3 mo. LIBOR US + 2.00%), 2.27%, 10/20/27(a)(b)		425	422,854
Oakwood Mortgage Investors, Inc.
Series 2001-D, Class A2, 5.26%, 01/15/19(d)		680	482,045
Series 2001-D, Class A4, 6.93%, 09/15/31(d)		433	352,572
Series 2002-B, Class M1, 7.62%, 06/15/32(d)		4,448	3,727,958
OCP CLO Ltd.
Series 2013-4A, Class A2RR, (3 mo. LIBOR US + 1.45%), 1.71%, 04/24/29(a)(b)		2,500	2,432,496
Series 2013-4A, Class BRR, (3 mo. LIBOR US + 1.90%), 2.16%, 04/24/29(a)(b)		4,618	4,395,957
Series 2013-4A, Class CRR, (3 mo. LIBOR US + 3.00%), 3.26%, 04/24/29(a)(b)		3,000	2,848,017
Series 2014-5A, Class A1R, (3 mo. LIBOR US + 1.08%), 1.33%, 04/26/31(a)(b)		660	655,475
Series 2014-7A, Class A2RR, (3 mo. LIBOR US + 1.65%), 1.92%, 07/20/29(a)(b)		750	735,920
Series 2015-10A, Class A1R, (3 mo. LIBOR US + 0.82%), 1.07%, 10/26/27(a)(b)		556	553,281
Series 2015-10A, Class BR, (3 mo. LIBOR US + 1.85%), 2.10%, 10/26/27(a)(b)		1,120	1,094,374
Series 2015-9A, Class BR, (3 mo. LIBOR US + 1.75%), 2.03%, 07/15/27(a)(b)		250	245,609
Series 2016-12A, Class A1R, (3 mo. LIBOR US + 1.12%), 1.39%, 10/18/28(a)(b)		10,736	10,699,469
Series 2016-12A, Class A2R, (3 mo. LIBOR US + 1.60%), 1.87%, 10/18/28(a)(b)		500	493,596
Series 2017-13A, Class A1A, (3 mo. LIBOR US + 1.26%), 1.54%, 07/15/30(a)(b)		9,170	9,138,130
Series 2017-14A, Class B, (3 mo. LIBOR US + 1.95%), 2.20%, 11/20/30(a)(b)		500	468,165
Series 2020-19A, Class B, (3 mo. LIBOR US + 2.50%), 2.82%, 07/20/31(a)(b)		500	499,903
Series 2020-19A, Class C, (3 mo. LIBOR US + 2.95%), 3.27%, 07/20/31(a)(b)		650	644,133
Series 2020-19A, Class D, (3 mo. LIBOR US + 4.47%), 4.79%, 07/20/31(a)(b)		525	522,467
OCP Euro CLO DAC, Series 2017-2X, Class B, (3 mo. EURIBOR + 1.35%), 1.35%, 01/15/32(a)	EUR	1,130	1,312,429
Octagon Investment Partners 18-R Ltd., Series 2018-18A, Class A1A, (3 mo. LIBOR US + 0.96%), 1.23%, 04/16/31(a)(b)	USD	7,300	7,183,779
Octagon Investment Partners 32 Ltd., Series 2017-1A, Class B1, (3 mo. LIBOR US + 1.70%), 1.98%, 07/15/29(a)(b)		1,650	1,622,173
Octagon Investment Partners 33 Ltd., Series 2017-1A, Class A1, (3 mo. LIBOR US + 1.19%), 1.46%, 01/20/31(a)(b)		1,310	1,305,742
Octagon Investment Partners 46 Ltd.
Series 2020-2A, Class B, (3 mo. LIBOR US + 2.20%), 2.45%, 07/15/33(a)(b)		3,290	3,289,912
Series 2020-2A, Class D, (3 mo. LIBOR US + 4.60%), 4.85%, 07/15/33(a)(b)		2,470	2,469,590

S C H E D U L E O F I N V E S T M E N T S	37

Schedule of Investments (continued) September 30, 2020	Master Total Return Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Asset-Backed Securities (continued)
Octagon Investment Partners XVI Ltd., Series 2013-1A, Class A1R, (3 mo. LIBOR US + 1.02%), 1.29%, 07/17/30(a)(b)	USD	3,580	$3,528,857
Octagon Investment Partners XVII Ltd., Series 2013-1A, Class A1R2, (3 mo. LIBOR US + 1.00%), 1.24%, 01/25/31(a)(b)		7,240	7,239,986
Octagon Investment Partners XXIII Ltd., Series 2015-1A, Class CR, (3 mo. LIBOR US + 1.85%), 2.13%, 07/15/27(a)(b)		2,840	2,735,292
OFSI Fund VII Ltd., Series 2014-7A, Class AR, (3 mo. LIBOR US + 0.90%), 1.17%, 10/18/26(a)(b)		146	145,824
OHA Credit Funding 3 Ltd., Series 2019-3A, Class B1, (3 mo. LIBOR US + 1.80%), 2.07%, 07/20/32(a)(b)		2,989	2,948,480
OHA Loan Funding Ltd.
Series 2013-2A, Class AR, (3 mo. LIBOR US + 1.04%), 1.30%, 05/23/31(a)(b)		6,219	6,136,451
Series 2015-1A, Class A1R2, (3 mo. LIBOR US + 1.34%), 1.62%, 11/15/32(a)(b)		5,400	5,386,796
OneMain Financial Issuance Trust
Series 2019-1A, Class E, 5.69%, 02/14/31(b)		5,010	5,161,929
Series 2019-2A, Class A, 3.14%, 10/14/36(b)		14,760	15,809,200
Series 2020-1A, Class A, 3.84%, 05/14/32(b)		12,330	12,968,751
Series 2020-2A, Class C, 2.76%, 09/14/35(b)		2,620	2,645,844
Series 2020-2A, Class D, 3.45%, 09/14/35(b)		6,620	6,733,658
Option One Mortgage Acceptance Corp. Asset- Backed Certificates, Series 2003-4, Class A2, (1 mo. LIBOR US + 0.64%), 0.79%, 07/25/33(a) .		821	765,036
Option One Mortgage Loan Trust
Series 2006-3, Class 1A1, (1 mo. LIBOR US + 0.14%), 0.29%, 02/25/37(a)		1,244	938,704
Series 2007-CP1, Class 2A3, (1 mo. LIBOR US + 0.21%), 0.36%, 03/25/37(a)		2,360	1,642,113
Series 2007-FXD1, Class 1A1, 5.87%, 01/25/37(e)		2,614	2,580,484
Series 2007-FXD1, Class 2A1, 5.87%, 01/25/37(e)		6,561	6,484,810
Series 2007-FXD2, Class 1A1, 5.82%, 03/25/37(e)		3,532	3,647,993
Option One Mortgage Loan Trust Asset-Backed Certificates, Series 2005-4, Class M3, (1 mo. LIBOR US + 0.74%), 0.88%, 11/25/35(a)		4,030	3,450,715
Origen Manufactured Housing Contract Trust
Series 2001-A, Class M1, 7.82%, 03/15/32(d)		1,345	1,318,774
Series 2007-B, Class A1, (1 mo. LIBOR US + 1.20%), 1.35%, 10/15/37(a)(b)(c)		1,726	1,674,137
Ownit Mortgage Loan Trust Series, Series 2006-2, Class A2C, 6.00%, 01/25/37(e)		1,990	1,926,276
OZLM Funding III Ltd., Series 2013-3A, Class BRR, (3 mo. LIBOR US + 2.70%), 2.96%, 01/22/29(a)(b)		4,720	4,691,185
OZLM Funding IV Ltd.
Series 2013-4A, Class A1R, (3 mo. LIBOR US + 1.25%), 1.51%, 10/22/30(a)(b)		13,115	13,050,543
Series 2013-4A, Class A2R, (3 mo. LIBOR US + 1.70%), 1.96%, 10/22/30(a)(b)		2,120	2,076,051
OZLM Funding Ltd., Series 2012-1A, Class A2R2, (3 mo. LIBOR US + 1.85%), 2.11%, 07/22/29(a)(b)		495	490,651

Security		Par (000)	Value

Asset-Backed Securities (continued)
OZLM VI Ltd., Series 2014-6A, Class A2AS, (3 mo. LIBOR US + 1.75%), 2.02%, 04/17/31(a)(b)	USD	900	$889,151
OZLM VIII Ltd., Series 2014-8A, Class BRR, (3 mo. LIBOR US + 2.20%), 2.47%, 10/17/29(a)(b)		1,160	1,131,039
OZLM XII Ltd., Series 2015-12A, Class A2R, (3 mo. LIBOR US + 1.60%), 1.87%, 04/30/27(a)(b)		500	493,778
OZLM XIV Ltd., Series 2015-14A, Class A2AR, (3 mo. LIBOR US + 1.70%), 1.98%, 01/15/29(a)(b)		5,770	5,680,199
OZLM XIX Ltd., Series 2017-19A, Class A1, (3 mo. LIBOR US + 1.22%), 1.50%, 11/22/30(a)(b)		2,160	2,140,012
OZLM XVIII Ltd., Series 2018-18A, Class A, (3 mo. LIBOR US + 1.02%), 1.30%, 04/15/31(a)(b)		2,620	2,570,239
OZLM XX Ltd., Series 2018-20A, Class A2, (3 mo. LIBOR US + 1.65%), 1.92%, 04/20/31(a)(b)		600	585,573
OZLM XXI Ltd., Series 2017-21A, Class B, (3 mo. LIBOR US + 1.90%), 2.17%, 01/20/31(a)(b)		930	866,736
OZLM XXIV Ltd., Series 2019-24A, Class A2A, (3 mo. LIBOR US + 2.25%), 2.52%, 07/20/32(a)(b)		750	749,995
Palmer Square CLO Ltd.
Series 2014-1A, Class A1R2, (3 mo. LIBOR US + 1.13%), 1.40%, 01/17/31(a)(b)		4,548	4,493,661
Series 2015-1A, Class A1R2, (3 mo. LIBOR US + 1.22%), 1.47%, 05/21/29(a)(b)		10,965	10,932,149
Series 2015-1A, Class A2R2, (3 mo. LIBOR US + 1.65%), 1.90%, 05/21/29(a)(b)		2,460	2,416,032
Series 2015-2A, Class A2R2, (3 mo. LIBOR US + 1.55%), 1.82%, 07/20/30(a)(b)		2,500	2,472,220
Series 2015-2A, Class CR2, (3 mo. LIBOR US + 2.75%), 3.02%, 07/20/30(a)(b)		1,000	935,804
Series 2018-1A, Class A1, (3 mo. LIBOR US + 1.03%), 1.30%, 04/18/31(a)(b)		3,360	3,299,505
Series 2018-2A, Class A1A, (3 mo. LIBOR US + 1.10%), 1.37%, 07/16/31(a)(b)		4,820	4,765,977
Series 2018-2A, Class A2, (3 mo. LIBOR US + 1.65%), 1.92%, 07/16/31(a)(b)		1,500	1,492,674
Series 2018-3A, Class A2, (3 mo. LIBOR US + 1.35%), 1.63%, 08/15/26(a)(b)		3,323	3,266,552
Palmer Square Loan Funding Ltd.
Series 2018-2A, Class A2, (3 mo. LIBOR US + 1.05%), 1.33%, 07/15/26(a)(b)		3,050	3,010,822
Series 2019-1A, Class D, (3 mo. LIBOR US + 5.80%), 6.07%, 04/20/27(a)(b)		1,700	1,580,907
Series 2019-2A, Class B, (3 mo. LIBOR US + 2.25%), 2.52%, 04/20/27(a)(b)		1,500	1,461,638
Series 2019-2A, Class C, (3 mo. LIBOR US + 3.25%), 3.52%, 04/20/27(a)(b)		250	229,921
Series 2019-3A, Class A2, (3 mo. LIBOR US + 1.60%), 1.85%, 08/20/27(a)(b)		2,610	2,576,304
Series 2019-3A, Class B, (3 mo. LIBOR US + 2.10%), 2.35%, 08/20/27(a)(b)		1,940	1,875,577
Series 2019-4A, Class D, (3 mo. LIBOR US + 5.90%), 6.16%, 10/24/27(a)(b)		1,488	1,358,007
Series 2020-1A, Class A2, (3 mo. LIBOR US + 1.35%), 1.60%, 02/20/28(a)(b)		4,860	4,713,520

38	2 0 2 0 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) September 30, 2020	Master Total Return Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Asset-Backed Securities (continued)
Palmer Square Loan Funding Ltd.
Series 2020-2A, Class A2, (3 mo. LIBOR US + 1.55%), 1.82%, 04/20/28(a)(b)	USD	5,850	$5,718,039
Series 2020-2A, Class B, (3 mo. LIBOR US + 2.25%), 2.52%, 04/20/28(a)(b)		1,000	978,417
Series 2020-2A, Class C, (3 mo. LIBOR US + 3.00%), 3.27%, 04/20/28(a)(b)		1,000	939,842
Series 2020-4A, Class A2, (3 mo. LIBOR US + 1.60%), 0.00%, 11/25/28(a)(b)		2,640	2,640,000
Series 2020-4A, Class C, (3 mo. LIBOR US + 3.60%), 0.00%, 11/25/28(a)(b)		500	500,000
Parallel Ltd.
Series 2015-1A, Class AR, (3 mo. LIBOR US + 0.85%), 1.12%, 07/20/27(a)(b)		2,540	2,517,738
Series 2015-1A, Class C1R, (3 mo. LIBOR US + 1.75%), 2.02%, 07/20/27(a)(b)		1,150	1,097,763
Park Avenue Institutional Advisers CLO Ltd.
Series 2017-1A, Class A1, (3 mo. LIBOR US + 1.22%), 1.49%, 11/14/29(a)(b)		6,970	6,930,948
Series 2017-1A, Class A2, (3 mo. LIBOR US + 1.70%), 1.97%, 11/14/29(a)(b)		2,940	2,885,414
Series 2019-1A, Class A1, (3 mo. LIBOR US + 1.48%), 1.76%, 05/15/32(a)(b)		500	499,998
Series 2019-1A, Class A2A, (3 mo. LIBOR US + 2.00%), 2.28%, 05/15/32(a)(b)		500	494,403
Pretium Mortgage Credit Partners I LLC, Series 2020-NPL2, Class A1, 3.72%, 02/27/60(b)(e)		15,060	15,084,442
Progress Residential Trust
Series 2017-SFR1, Class A, 2.77%, 08/17/34(b)		2,634	2,682,956
Series 2018-SFR1, Class F, 4.78%, 03/17/35(b)		1,620	1,653,737
Series 2018-SFR2, Class F, 4.95%, 08/17/35(b)		1,030	1,041,764
Series 2019-SFR1, Class E, 4.47%, 08/17/35(b)		2,000	2,063,213
Series 2020-SFR2, Class B, 2.58%, 06/17/37(b)		550	564,435
Series 2020-SFR2, Class D, 3.87%, 06/17/37(b)		1,886	1,975,414
Series 2020-SFR3, Class E, 2.30%, 10/17/27(b)		2,870	2,870,986
Series 2020-SFR3, Class F, 2.80%, 10/17/27(b)		5,410	5,411,891
Race Point IX CLO Ltd., Series 2015-9A, Class A1AR, (3 mo. LIBOR US + 1.21%), 1.49%, 10/15/30(a)(b)		3,710	3,704,789
Race Point X CLO Ltd., Series 2016-10A, Class A1R, (3 mo. LIBOR US + 1.10%), 1.35%, 07/25/31(a)(b)		5,472	5,410,597
RAMP Series Trust, Series 2004-RS7, Class A2A, (1 mo. LIBOR US + 0.62%), 0.77%, 07/25/34(a)		1,825	1,543,775
Regatta Funding LP, Series 2013-2A, Class A1R2, (3 mo. LIBOR US + 1.25%), 1.53%, 01/15/29(a)(b)		1,300	1,294,170
Regatta VI Funding Ltd., Series 2016-1A, Class AR, (3 mo. LIBOR US + 1.08%), 1.35%, 07/20/28(a)(b)		10,290	10,273,546
Regatta VII Funding Ltd., Series 2016-1A, Class BR, (3 mo. LIBOR US + 1.50%), 1.73%, 12/20/28(a)(b)		250	243,587
Regional Management Issuance Trust, Series 2019-1, Class A, 3.05%, 11/15/28(b)		12,820	12,830,825
Republic FInance Issuance Trust, Series 2019-A, Class A, 3.43%, 11/22/27(b)		14,870	15,117,200
Riserva CLO Ltd., Series 2016-3A, Class AR, (3 mo. LIBOR US + 1.14%), 1.41%, 10/18/28(a)(b)		4,670	4,631,538

Security		Par (000)	Value

Asset-Backed Securities (continued)
Rockford Tower CLO Ltd.
Series 2017-1A, Class AR, (3 mo. LIBOR US + 1.03%), 1.31%, 04/15/29(a)(b)	USD	10,140	$10,065,390
Series 2017-1A, Class BR, (3 mo. LIBOR US + 1.45%), 1.73%, 04/15/29(a)(b)		7,210	7,068,667
Series 2017-1A, Class CR, (3 mo. LIBOR US + 1.85%), 2.13%, 04/15/29(a)(b)		2,490	2,377,372
Series 2017-1A, Class DR, (3 mo. LIBOR US + 2.65%), 2.93%, 04/15/29(a)(b)		750	701,730
Series 2017-2A, Class BR, (3 mo. LIBOR US + 1.50%), 1.78%, 10/15/29(a)(b)		7,771	7,535,959
Series 2017-2A, Class CR, (3 mo. LIBOR US + 1.90%), 2.18%, 10/15/29(a)(b)		2,750	2,640,824
Series 2017-2A, Class DR, (3 mo. LIBOR US + 2.85%), 3.13%, 10/15/29(a)(b)		4,766	4,702,087
Series 2017-2A, Class ER, (3 mo. LIBOR US + 6.25%), 6.53%, 10/15/29(a)(b)		1,750	1,522,004
Series 2017-3A, Class A, (3 mo. LIBOR US + 1.19%), 1.46%, 10/20/30(a)(b)		14,614	14,554,818
Series 2018-1A, Class A, (3 mo. LIBOR US + 1.10%), 1.35%, 05/20/31(a)(b)		1,953	1,937,510
Series 2018-1A, Class B, (3 mo. LIBOR US + 1.72%), 1.97%, 05/20/31(a)(b)		1,500	1,470,394
Series 2018-1A, Class D, (3 mo. LIBOR US + 3.00%), 3.25%, 05/20/31(a)(b)		750	717,910
Series 2018-2A, Class A, (3 mo. LIBOR US + 1.16%), 1.43%, 10/20/31(a)(b)		1,000	993,963
Series 2018-2A, Class B, (3 mo. LIBOR US + 1.80%), 2.07%, 10/20/31(a)(b)		500	492,103
Series 2019-2A, Class B, (3 mo. LIBOR US + 1.93%), 2.18%, 08/20/32(a)(b)		1,250	1,229,575
Rockford Tower Europe CLO DAC
Series 2018-1X, Class B, (3 mo. EURIBOR + 1.85%), 1.85%, 12/20/31(a)	EUR	3,898	4,573,813
Series 2018-1X, Class C, (3 mo. EURIBOR + 2.47%), 2.47%, 12/20/31(a)		435	506,114
Romark WM-R Ltd., Series 2018-1A, Class A1, (3 mo. LIBOR US + 1.03%), 1.30%, 04/20/31(a)(b)	USD	4,272	4,264,289
RR 11 Ltd., Series 2020-11A, Class A2, (3 mo. LIBOR US + 2.10%), 2.28%, 10/15/31(a)(b)		4,176	4,175,985
RR 2 Ltd.
Series 2017-2A, Class A2, (3 mo. LIBOR US + 1.60%), 1.88%, 10/15/29(a)(b)		750	733,334
Series 2017-2A, Class B, (3 mo. LIBOR US + 2.00%), 2.28%, 10/15/29(a)(b)		750	719,223
RR 3 Ltd., Series 2018-3A, Class A1R2, (3 mo. LIBOR US + 1.09%), 1.37%, 01/15/30(a)(b)		2,020	1,999,681
RR 4 Ltd., Series 2018-4A, Class A2, (3 mo. LIBOR US + 1.55%), 1.83%, 04/15/30(a)(b)		1,400	1,361,090
RR 6 Ltd., Series 2019-6A, Class A1A, (3 mo. LIBOR US + 1.25%), 1.53%, 04/15/30(a)(b)		9,840	9,798,126
RRE 2 Loan Management DAC, Series 2A, Class B, (3 mo. EURIBOR + 1.80%), 1.80%, 01/15/32(a)(b)	EUR	750	879,964
SACO I Trust, Series 2006-9, Class A1, (1 mo. LIBOR US + 0.30%), 0.45%, 08/25/36(a)	USD	242	239,411
Security National Mortgage Loan Trust, Series 2007-1A, Class 2A, (1 mo. LIBOR US + 0.35%), 0.50%, 04/25/37(a)(b)		391	390,206

S C H E D U L E O F I N V E S T M E N T S	39

Schedule of Investments (continued) September 30, 2020	Master Total Return Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Asset-Backed Securities (continued)
Seneca Park CLO Ltd., Series 2014-1A, Class AR, (3 mo. LIBOR US + 1.12%), 1.39%, 07/17/26(a)(b)	USD	35	$34,946
SG Mortgage Securities Trust, Series 2006-FRE2, Class A2C, (1 mo. LIBOR US + 0.16%), 0.31%, 07/25/36(a)		953	306,672
Silver Creek CLO Ltd.
Series 2014-1A, Class AR, (3 mo. LIBOR US + 1.24%), 1.51%, 07/20/30(a)(b)		3,920	3,908,375
Series 2014-1A, Class CR, (3 mo. LIBOR US + 2.30%), 2.57%, 07/20/30(a)(b)		500	480,909
SLM Private Credit Student Loan Trust
Series 2004-A, Class A3, (3 mo. LIBOR US + 0.40%), 0.65%, 06/15/33(a)		1,675	1,645,185
Series 2004-B, Class A3, (3 mo. LIBOR US + 0.33%), 0.58%, 03/15/24(a)		5,813	5,756,281
Series 2006-A, Class A5, (3 mo. LIBOR US + 0.29%), 0.54%, 06/15/39(a)		14,392	13,689,232
Series 2006-B, Class A5, (3 mo. LIBOR US + 0.27%), 0.52%, 12/15/39(a)		456	424,993
SLM Private Education Loan Trust, Series 2010-C, Class A5, (1 mo. LIBOR US + 4.75%), 4.90%, 10/15/41(a)(b)		17,610	19,191,977
SMB Private Education Loan Trust
Series 2015-B, Class B, 3.50%, 12/17/40(b)		2,480	2,548,490
Series 2020-BA, Class B, 2.76%, 07/15/53(b)		2,440	2,427,673
Series 2020-PTA, Class A2A, 1.60%, 09/15/54(b)		20,680	20,808,845
Series 2020-PTA, Class B, 2.50%, 09/15/54(b)		6,740	6,624,010
Sound Point CLO II Ltd., Series 2013-1A, Class A1R, (3 mo. LIBOR US + 1.07%), 1.32%, 01/26/31(a)(b)		500	495,139
Sound Point CLO XI Ltd., Series 2016-1A, Class CR, (3 mo. LIBOR US + 2.25%), 2.52%, 07/20/28(a)(b)		440	429,099
Sound Point CLO XIV Ltd.
Series 2016-3A, Class AR, (3 mo. LIBOR US + 1.15%), 1.41%, 01/23/29(a)(b)		9,440	9,411,519
Series 2016-3A, Class C, (3 mo. LIBOR US + 2.65%), 2.91%, 01/23/29(a)(b)		1,000	974,187
Sound Point CLO XV Ltd., Series 2017-1A, Class AR, (3 mo. LIBOR US + 1.15%), 1.41%, 01/23/29(a)(b)		1,720	1,707,283
Sound Point CLO XVIII Ltd., Series 2017-4A, Class B, (3 mo. LIBOR US + 1.80%), 2.07%, 01/21/31(a)(b)		500	464,759
Sound Point CLO XXIII, Series 2019-2A, Class A1, (3 mo. LIBOR US + 1.40%), 1.68%, 04/15/32(a)(b)		19,610	19,448,267
Sound Point Euro CLO I Funding DAC, Series 1X, Class B1, (3 mo. EURIBOR + 2.00%), 2.00%, 04/25/32(a)	EUR	660	770,895
Sound Point Euro CLO II Funding DAC, Series 2A, Class B1, (3 mo. EURIBOR + 1.85%), 1.85%, 10/26/32(a)(b)		3,020	3,546,089
Soundview Home Loan Trust, Series 2004-WMC1, Class M2, (1 mo. LIBOR US + 0.80%), 0.94%, 01/25/35(a)	USD	45	42,404
St. Paul’s CLO XII DAC, Series 12X, Class B1, (3 mo. EURIBOR + 1.60%), 1.60%, 04/15/33(a)	EUR	1,420	1,638,073

Security		Par (000)	Value

Asset-Backed Securities (continued)
Starwood Waypoint Homes Trust, Series 2017-1, Class E, (1 mo. LIBOR US + 2.60%), 2.75%, 01/17/35(a)(b)	USD	4,500	$4,505,068
Steele Creek CLO Ltd., Series 2017-1A, Class A, (3 mo. LIBOR US + 1.25%), 1.53%, 10/15/30(a)(b)		4,140	4,079,349
Stewart Park CLO Ltd., Series 2015-1A, Class CR, (3 mo. LIBOR US + 1.80%), 2.08%, 01/15/30(a)(b)		1,630	1,520,901
Stratus CLO Ltd., Series 2020-2A, Class D, (3 mo. LIBOR US + 3.65%), 3.92%, 10/15/28(a)(b)		500	500,212
Structured Asset Securities Corp. Assistance Loan Trust, Series 2003-AL2, Class A, 3.36%, 01/25/31(b)		236	233,351
Structured Asset Securities Corp. Mortgage Pass- Through Certificates, Series 2004-23XS, Class 2A1, (1 mo. LIBOR US + 0.30%), 0.45%, 01/25/35(a)		235	232,774
Sutton Park CLO DAC, Series 1X, Class BE, (3 mo. EURIBOR + 2.35%), 2.35%, 11/15/31(a)	EUR	940	1,079,577
Symphony CLO XVII Ltd., Series 2016-17A, Class AR, (3 mo. LIBOR US + 0.88%), 1.16%, 04/15/28(a)(b)	USD	3,598	3,569,848
Symphony CLO XVIII Ltd.
Series 2016-18A, Class AR, (3 mo. LIBOR US + 1.15%), 1.41%, 01/23/28(a)(b)		4,140	4,116,195
Series 2016-18A, Class B, (3 mo. LIBOR US + 1.80%), 2.06%, 01/23/28(a)(b)		300	295,769
Symphony CLO XXI Ltd., Series 2019-21A, Class A, (3 mo. LIBOR US + 1.38%), 1.66%, 07/15/32(a)(b)		4,230	4,227,769
TCI-Flatiron CLO Ltd., Series 2017-1A, Class A, (3 mo. LIBOR US + 1.20%), 1.48%, 11/18/30(a)(b)		3,290	3,268,088
TCW CLO Ltd., Series 2020-1A, Class D, (3 mo. LIBOR US + 4.50%), 5.26%, 04/20/28(a)(b)		2,150	2,151,982
Thacher Park CLO Ltd., Series 2014-1A, Class AR, (3 mo. LIBOR US + 1.16%), 1.43%, 10/20/26(a)(b)		125	125,022
THL Credit Wind River CLO Ltd.
Series 2012-1A, Class BR2, (3 mo. LIBOR US + 1.45%), 1.73%, 01/15/26(a)(b)		920	909,726
Series 2016-1A, Class AR, (3 mo. LIBOR US + 1.05%), 1.33%, 07/15/28(a)(b)		4,880	4,868,874
Series 2017-1A, Class C, (3 mo. LIBOR US + 2.30%), 2.57%, 04/18/29(a)(b)		1,400	1,362,897
TIAA CLO II Ltd., Series 2017-1A, Class A, (3 mo. LIBOR US + 1.28%), 1.55%, 04/20/29(a)(b)		2,340	2,334,669
TIAA CLO III Ltd., Series 2017-2A, Class A, (3 mo. LIBOR US + 1.15%), 1.42%, 01/16/31(a)(b)		1,467	1,447,579
TICP CLO I Ltd., Series 2015-1A, Class AR, (3 mo. LIBOR US + 0.80%), 1.07%, 07/20/27(a)(b)		852	846,772
TICP CLO IX Ltd., Series 2017-9A, Class A, (3 mo. LIBOR US + 1.14%), 1.41%, 01/20/31(a)(b)		3,080	3,049,211
TICP CLO V Ltd., Series 2016-5A, Class ER, (3 mo. LIBOR US + 5.75%), 6.02%, 07/17/31(a)(b)		1,000	881,713
TICP CLO VI Ltd.
Series 2016-6A, Class AR, (3 mo. LIBOR US + 1.20%), 1.48%, 01/15/29(a)(b)		3,820	3,799,200

40	2 0 2 0 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) September 30, 2020	Master Total Return Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Asset-Backed Securities (continued)
TICP CLO VI Ltd. Series 2016-6A, Class BR, (3 mo. LIBOR US + 1.70%), 1.98%, 01/15/29(a)(b)	USD	5,360	$5,270,271
TICP CLO VII Ltd., Series 2017-7A, Class ER, (3 mo. LIBOR US + 7.05%), 7.33%, 04/15/33(a)(b)		750	654,811
TICP CLO XI Ltd., Series 2018-11A, Class A, (3 mo. LIBOR US + 1.18%), 1.45%, 10/20/31(a)(b)		750	742,499
TICP CLO XII Ltd., Series 2018-12A, Class A, (3 mo. LIBOR US + 1.11%), 1.39%, 01/15/31(a)(b)		250	247,951
Towd Point Mortgage Trust, Series 2019-SJ2, Class M1, 4.50%, 11/25/58(b)(d)		8,260	8,598,812
TRESTLES CLO III Ltd.
Series 2020-3A, Class A1, (3 mo. LIBOR US + 1.33%), 1.60%, 01/20/33(a)(b)		8,860	8,842,625
Series 2020-3A, Class B1, (3 mo. LIBOR US + 1.85%), 2.12%, 01/20/33(a)(b)		2,590	2,589,987
TRESTLES CLO Ltd., Series 2017-1A, Class A1A, (3 mo. LIBOR US + 1.29%), 1.53%, 07/25/29(a)(b)		250	249,320
Tricon American Homes, Series 2020-SFR1, Class D, 2.55%, 07/17/38(b)		6,675	6,814,310
Tricon American Homes Trust
Series 2017-SFR1, Class D, 3.41%, 09/17/34(b)		2,784	2,824,884
Series 2017-SFR1, Class F, 5.15%, 09/17/34(b)		14,485	14,873,407
Series 2017-SFR2, Class F, 5.10%, 01/17/36(b)		8,715	9,051,280
Series 2018-SFR1, Class E, 4.56%, 05/17/37(b)		890	940,357
Series 2018-SFR1, Class F, 4.96%, 05/17/37(b)		610	648,900
VCAT LLC, Series 2020-NPL1, Class A1, 3.67%, 08/25/50(b)(e)		11,737	11,734,215
Venture CLO Ltd.
Series 2018-32A, Class A2A, (3 mo. LIBOR US + 1.07%), 1.34%, 07/18/31(a)(b)		1,480	1,458,163
Series 2018-35A, Class AS, (3 mo. LIBOR US + 1.15%), 1.41%, 10/22/31(a)(b)		2,810	2,815,636
Venture XVIII CLO Ltd., Series 2014-18A, Class AR, (3 mo. LIBOR US + 1.22%), 1.50%, 10/15/29(a)(b)		9,820	9,679,428
Vericrest Opportunity Loan Trust, Series 2019- NPL2, Class A1, 3.97%, 02/25/49(b)(e)		922	922,279
Vibrant CLO VII Ltd., Series 2017-7A, Class A1, (3 mo. LIBOR US + 1.27%), 1.54%, 09/15/30(a)(b)		1,750	1,738,096
Voya CLO Ltd.
Series 2014-3A, Class CR, (3 mo. LIBOR US + 2.65%), 2.89%, 07/25/26(a)(b)		1,680	1,574,327
Series 2014-4A, Class A1RA, (3 mo. LIBOR US + 1.10%), 1.37%, 07/14/31(a)(b)		249	244,726
Series 2015-2A, Class BR, (3 mo. LIBOR US + 1.50%), 1.76%, 07/23/27(a)(b)		780	763,375
Series 2017-3A, Class A1A, (3 mo. LIBOR US + 1.23%), 1.50%, 07/20/30(a)(b)		2,201	2,195,209
Series 2017-4A, Class A1, (3 mo. LIBOR US + 1.13%), 1.41%, 10/15/30(a)(b)		6,640	6,604,310
Series 2019-1A, Class AR, (3 mo. LIBOR US + 1.06%), 1.34%, 04/15/31(a)(b)		10,079	9,984,644
Voya Euro CLO II DAC, Series 2X, Class C, (3 mo. EURIBOR + 2.75%), 2.75%, 07/15/32(a)	EUR	730	856,062

Security		Par (000)	Value

Asset-Backed Securities (continued)
Wachovia Asset Securitization Issuance II LLC Trust, Series 2007-HE2A, Class A, (1 mo. LIBOR US + 0.13%), 0.30%, 07/25/37(a)(b)	USD	1,467	$1,316,337
Washington Mutual Asset-Backed Certificates Trust
Series 2006-HE4, Class 2A2, (1 mo. LIBOR US + 0.18%), 0.33%, 09/25/36(a)		4,973	2,231,767
Series 2006-HE5, Class 1A, (1 mo. LIBOR US + 0.16%), 0.30%, 10/25/36(a)		1,877	1,536,416
Series 2007-HE3, Class 2A3, (1 mo. LIBOR US + 0.24%), 0.39%, 05/25/37(a)		1,282	1,103,479
Wellfleet CLO Ltd.
Series 2017-1A, Class A1R, (3 mo. LIBOR US + 1.15%), 1.42%, 04/20/29(a)(b)		3,730	3,718,745
Series 2017-3A, Class B, (3 mo. LIBOR US + 1.95%), 2.22%, 01/17/31(a)(b)		750	720,741
Westcott Park CLO Ltd., Series 2016-1A, Class AR, (3 mo. LIBOR US + 1.21%), 1.48%, 07/20/28(a)(b)		5,610	5,587,589
Whitebox CLO I Ltd., Series 2019-1A, Class C, (3 mo. LIBOR US + 4.35%), 4.61%, 07/24/32(a)(b)		2,570	2,552,162
Whitebox CLO II Ltd.
Series 2020-2A, Class A1, (3 mo. LIBOR US + 1.75%), 1.99%, 10/24/31(a)(b)		1,470	1,467,030
Series 2020-2A, Class B, (3 mo. LIBOR US + 2.25%), 2.49%, 10/24/31(a)(b)		1,470	1,450,011
Series 2020-2A, Class D, (3 mo. LIBOR US + 4.15%), 4.39%, 10/24/31(a)(b)		1,470	1,460,941
Yale Mortgage Loan Trust, Series 2007-1, Class A, (1 mo. LIBOR US + 0.40%), 0.55%, 06/25/37(a)(b)		2,418	996,243
York CLO 1 Ltd., Series 2014-1A, Class DRR, (3 mo. LIBOR US + 3.01%), 3.27%, 10/22/29(a)(b)		250	235,311
York CLO-2 Ltd., Series 2015-1A, Class AR, (3 mo. LIBOR US + 1.15%), 1.41%, 01/22/31(a)(b)		250	248,036
York CLO-3 Ltd., Series 2016-1A, Class BR, (3 mo. LIBOR US + 1.75%), 2.02%, 10/20/29(a)(b)		3,380	3,321,885
York CLO-4 Ltd.
Series 2016-2A, Class A1R, (3 mo. LIBOR US + 1.09%), 1.36%, 04/20/32(a)(b)(c)		8,250	8,126,250
Series 2016-2A, Class BR, (3 mo. LIBOR US + 1.55%), 1.82%, 04/20/32(a)(b)(c)		3,000	2,880,000
Series 2016-2A, Class CR, (3 mo. LIBOR US + 2.15%), 2.42%, 04/20/32(a)(b)		3,000	2,859,000
York CLO-7 Ltd., Series 2019-2A, Class C, (3 mo. LIBOR US + 2.75%), 3.01%, 01/22/33(a)(b)		500	494,391

Total Asset-Backed Securities — 11.0% (Cost: $2,225,960,384)			2,210,762,256

		Shares

Common Stocks

Diversified Financial Services — 0.1%
Dragoneer Growth Opportunities Corp.(f)		323,687	3,965,166
Falcon Capital Acquisition Corp.(f)		359,337	3,697,577

			7,662,743

S C H E D U L E O F I N V E S T M E N T S	41

Schedule of Investments (continued) September 30, 2020	Master Total Return Portfolio (Percentages shown are based on Net Assets)

Security		Shares	Value

Energy Equipment & Services — 0.0%
Pioneer Energy Services Corp.(c)(f)		7,278	$282,627
Vantage Drilling Co.(f)		311,000	1,088

			283,715

Entertainment — 0.0%
Cinemark Holdings, Inc.		104,612	1,046,120

Equity Real Estate Investment Trusts (REITs) — 0.0%
Service Properties Trust		389,045	3,092,908

Health Care Providers & Services — 0.0%
HCA Healthcare, Inc.		14,402	1,795,641

Hotels, Restaurants & Leisure — 0.0%
Caesars Entertainment, Inc.(f)		105,840	5,933,390
Target Hospitality Corp.(f)		112,843	137,669

			6,071,059

Household Durables — 0.1%
Beazer Homes U.S.A., Inc.(f)		52,287	690,189
Century Communities, Inc.(f)(g)		56,406	2,387,666
Taylor Morrison Home Corp.(f)		328,641	8,081,282

			11,159,137

Independent Power and Renewable Electricity Producers — 0.0%
Vistra Energy Corp.(g)		139,988	2,640,174

Media — 0.0%
Altice U.S.A., Inc.(f)		77,054	2,003,404

Metals & Mining — 0.0%
Northern Graphite Corp.(f)		99,612	20,198

Oil, Gas & Consumable Fuels — 0.0%
CA Resources Corp.(f)		136,266	1,771,458

Real Estate Management & Development — 0.0%
Forestar Group, Inc.(f)		128,970	2,282,769
KE Holdings, Inc., ADR(f)(h)		9,967	610,977

			2,893,746

Total Common Stocks — 0.2% (Cost: $37,492,413)			40,440,303

		Par (000)

Corporate Bonds

Aerospace & Defense — 1.7%
BAE Systems Holdings, Inc.
3.80%, 10/07/24(b)	USD	2,488	2,761,576
3.85%, 12/15/25(b)		12,498	14,107,786
4.75%, 10/07/44(b)		259	330,604
BAE Systems PLC, 3.40%, 04/15/30(b)		13,988	15,633,150
Boeing Co.
2.80%, 03/01/23		2,463	2,510,802
4.51%, 05/01/23		6,687	7,050,372
4.88%, 05/01/25		10,598	11,531,951
3.83%, 03/01/59		605	533,257
5.93%, 05/01/60		5,008	6,198,098
Embraer Netherlands Finance BV, 5.40%, 02/01/27		947	894,323
Embraer Overseas Ltd., 5.70%, 09/16/23		1,337	1,354,339
General Dynamics Corp.
3.75%, 05/15/28		4,050	4,754,175
3.63%, 04/01/30		8,065	9,591,187
4.25%, 04/01/50		1,506	1,966,916
Huntington Ingalls Industries, Inc.
3.84%, 05/01/25(b)		5,245	5,763,178

Security		Par (000)	Value

Aerospace & Defense (continued)
Huntington Ingalls Industries, Inc.
4.20%, 05/01/30(b)	USD	9,516	$10,922,410
L3 Technologies, Inc., 4.95%, 02/15/21		250	251,006
L3Harris Technologies, Inc.
3.85%, 06/15/23		2,291	2,480,358
3.85%, 12/15/26		10,802	12,411,457
4.40%, 06/15/28		13,382	15,951,546
4.40%, 06/15/28		3,547	4,228,077
2.90%, 12/15/29		864	947,895
Lockheed Martin Corp.
3.60%, 03/01/35		14,240	17,129,715
6.15%, 09/01/36		1,247	1,848,709
4.07%, 12/15/42		2,369	2,959,448
3.80%, 03/01/45		2,429	2,887,605
4.70%, 05/15/46		1,489	2,029,032
2.80%, 06/15/50		9,104	9,568,720
Northrop Grumman Corp.
2.93%, 01/15/25		10,547	11,475,706
3.25%, 01/15/28		18,403	20,677,149
4.03%, 10/15/47		3,320	4,064,820
5.25%, 05/01/50		3,342	4,794,088
Raytheon Technologies Corp.
3.65%, 08/16/23		694	749,899
3.15%, 12/15/24(b)		4,040	4,364,307
3.95%, 08/16/25		7,411	8,422,123
7.20%, 08/15/27(b)		2,353	3,178,976
7.00%, 11/01/28(b)		7,205	9,876,120
4.13%, 11/16/28		10,595	12,545,804
7.50%, 09/15/29		475	690,395
2.15%, 05/18/30	EUR	8,500	11,083,863
2.25%, 07/01/30	USD	15,973	16,893,635
4.20%, 12/15/44(b)		1,922	2,178,377
4.15%, 05/15/45		1,513	1,814,891
Textron, Inc.
3.88%, 03/01/25		3,610	3,955,869
3.65%, 03/15/27		2,985	3,247,848
3.90%, 09/17/29		8,086	9,059,369
2.45%, 03/15/31		2,100	2,086,736
TransDigm, Inc.
8.00%, 12/15/25(b)		9,810	10,668,375
6.25%, 03/15/26(b)		23,463	24,502,294
United Technologies Corp., 5.40%, 05/01/35		2,386	3,242,756

			338,171,092

Air Freight & Logistics — 0.3%
FedEx Corp.
1.30%, 08/05/31	EUR	6,865	8,259,314
3.88%, 08/01/42	USD	2,943	3,245,330
4.55%, 04/01/46		1,320	1,591,790
United Parcel Service, Inc.
3.40%, 03/15/29		7,874	9,095,553
2.50%, 09/01/29		4,016	4,390,933
4.45%, 04/01/30		9,021	11,292,547
5.20%, 04/01/40		8,859	12,271,414
XPO Logistics, Inc.
6.13%, 09/01/23(b)		1,462	1,492,227
6.75%, 08/15/24(b)		3,480	3,686,016

			55,325,124

Airlines — 0.6%
Air Canada Pass-Through Trust
Series 2015-2, Class B, 5.00%, 12/15/23(b)		1,241	1,029,580
Series 2017-1, Class AA, 3.30%, 01/15/30(b)		1,974	1,876,540
Series 2017-1, Class B, 3.70%, 01/15/26(b)		20	16,402

42	2 0 2 0 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) September 30, 2020	Master Total Return Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Airlines (continued)
Alaska Airlines Pass-Through Trust,
Series 2020-1, Class A, 4.80%, 08/15/27(b)	USD	8,910	$9,331,040
Allegiant Travel Co., 8.50%, 02/05/24(b)		5,339	5,339,000
American Airlines Pass-Through Trust
4.00%, 12/15/25(c)		1,705	1,489,916
3.50%, 12/15/27(c)		4,717	4,221,335
Series 2015-2, Class AA, 3.60%, 09/22/27		1,034	991,409
Series 2015-2, Class B, 4.40%, 09/22/23		5,551	3,995,759
Series 2016-1, Class AA, 3.58%, 01/15/28		4,124	3,957,270
Series 2016-1, Class B, 5.25%, 01/15/24		4,405	3,043,032
Series 2016-2, Class AA, 3.20%, 06/15/28		1,892	1,778,305
Series 2016-3, Class AA, 3.00%, 10/15/28		4,252	3,972,602
Series 2016-3, Class B, 3.75%, 10/15/25		74	51,714
Series 2017-1, Class AA, 3.65%, 02/15/29		1,449	1,393,365
Series 2017-1, Class B, 4.95%, 02/15/25		1,300	916,503
Series 2017-2, Class B, 3.70%, 10/15/25		1,508	959,234
Series 2019-1, Class AA, 3.15%, 02/15/32		5,096	4,806,439
Series 2019-1, Class B, 3.85%, 02/15/28		5,353	3,537,137
American Airlines, Inc.
4.13%, 06/15/22(c)		15,927	13,678,107
4.87%, 10/22/23(c)		1,080	910,090
Avianca Holdings SA, 9.00%, 05/10/23(b)(f)(i)		983	154,208
Delta Air Lines Pass-Through Trust,
Series 2019-1, Class AA, 3.20%, 04/25/24		12,694	12,651,017
GOL Equity Finance SA, 3.75%, 07/15/24(b)(j)		790	493,106
Gol Finance, Inc., 7.00%, 01/31/25(b)		3,654	2,546,907
JetBlue 2020-1 Class A Pass-Through Trust, 4.00%, 11/15/32		9,725	10,062,654
Sun Country Airlines
Series 2019-1B, 4.70%, 12/15/25(c)		2,342	1,929,470
Series 2019-1C, 7.00%, 12/15/25(c)		2,344	1,922,008
Transportes Aereos Portugueses SA, 5.63%, 12/02/24(b)	EUR	400	286,085
Turkish Airlines Pass-Through Trust,
Series 2015-1, Class A, 4.20%, 03/15/27(b)	USD	1,341	1,067,182
United Airlines Pass-Through Trust
Series 2014-1, Class B, 4.75%, 04/11/22		364	334,474
Series 2014-2, Class B, 4.63%, 09/03/22		416	387,656
Series 2015-1, Class AA, 3.45%, 12/01/27		1,472	1,442,426
Series 2016-1, Class AA, 3.10%, 07/07/28		577	564,564
Series 2016-1, Class B, 3.65%, 01/07/26		432	329,159
Series 2016-2, Class AA, 2.88%, 10/07/28		1,811	1,720,278
Series 2016-2, Class B, 3.65%, 10/07/25		240	180,970
Series 2018-1, Class AA, 3.50%, 03/01/30		1,217	1,153,006
Series 2018-1, Class B, 4.60%, 03/01/26		1,894	1,468,649
Series 2019-2, Class AA, 2.70%, 05/01/32		3,365	3,183,072
Series 2019-2, Class B, 3.50%, 05/01/28		4,946	3,618,584

			112,790,254

Auto Components — 0.0%
American Axle & Manufacturing, Inc., 6.25%, 04/01/25		1,860	1,836,750
Magna International, Inc., 2.45%, 06/15/30		2,085	2,196,248

			4,032,998

Automobiles — 0.3%
BMW U.S. Capital LLC, 3.90%, 04/09/25(b)		4,460	4,983,247
Daimler Finance North America LLC
2.30%, 02/12/21(b)		8,755	8,808,731
3.35%, 05/04/21(b)		13,164	13,374,031

Security		Par (000)	Value

Automobiles (continued)
Nissan Motor Co. Ltd.
3.52%, 09/17/25(b)	USD	10,201	$10,292,197
4.81%, 09/17/30(b)		14,616	14,703,766

			52,161,972

Banks — 5.7%
Banco de Credito del Peru, (5 yr. U.S. Treasury Yield Curve Rate T Note Constant Maturity + 3.00%), 3.13%, 07/01/30(b)(k)		3,279	3,279,000
Banco Espirito Santo SA
2.63%, 05/08/17(f)(i)	EUR	400	60,968
4.75%, 01/15/18(f)(i)		2,200	335,323
4.00%, 01/21/19(f)(i)		6,300	960,242
Banco Internacional del Peru SAA Interbank, 3.25%, 10/04/26(b)	USD	2,224	2,322,690
Banco Latinoamericano de Comercio Exterior SA, 2.38%, 09/14/25(b)		2,301	2,324,010
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand, 5.38%, 04/17/25(b)		3,285	3,637,645
Banco Santander SA
2.71%, 06/27/24		13,400	14,177,468
3.31%, 06/27/29		3,600	3,915,804
Banco Votorantim SA, 4.00%, 09/24/22(b)		2,516	2,574,969
Bancolombia SA, 3.00%, 01/29/25		1,852	1,851,537
Bangkok Bank PCL, (5 yr. U.S. Treasury Yield Curve Rate T Note Constant Maturity + 1.90%), 3.73%, 09/25/34(k)		2,275	2,215,992
Bank of America Corp.
(3 mo. LIBOR US + 0.63%), 2.33%, 10/01/21(k)		37,283	37,283,000
(3 mo. LIBOR US + 0.37%), 2.74%, 01/23/22(k)		83	83,584
(3 mo. LIBOR US + 0.63%), 3.50%, 05/17/22(k)		10,605	10,803,824
(3 mo. LIBOR US + 1.16%), 3.12%, 01/20/23(k)		5,470	5,647,520
(3 mo. LIBOR US + 1.02%), 2.88%, 04/24/23(k)		428	442,718
(3 mo. LIBOR US + 0.93%), 2.82%, 07/21/23(k)		2,979	3,094,061
(3 mo. LIBOR US + 0.79%), 3.00%, 12/20/23(k)		3,584	3,762,466
4.20%, 08/26/24		6,037	6,723,036
4.00%, 01/22/25		4,977	5,544,378
3.95%, 04/21/25		4,095	4,548,875
(3 mo. LIBOR US + 0.87%), 2.46%, 10/22/25(k)		13,300	14,022,559
4.45%, 03/03/26		11,549	13,319,968
(3 mo. LIBOR US + 1.06%), 3.56%, 04/23/27(k)		8,198	9,156,592
(3 mo. LIBOR US + 1.58%), 3.82%, 01/20/28(k)		26,270	29,692,192
(3 mo. LIBOR US + 1.51%), 3.71%, 04/24/28(k)		13,449	15,207,923
(3 mo. LIBOR US + 1.37%), 3.59%, 07/21/28(k)		1,191	1,337,563
(3 mo. LIBOR US + 1.04%), 3.42%, 12/20/28(g)(k)		36,756	40,901,181
(3 mo. LIBOR US + 1.07%), 3.97%, 03/05/29(k)		16,847	19,329,695
(3 mo. LIBOR US + 1.31%), 4.27%, 07/23/29(k)		9,955	11,677,834

S C H E D U L E O F I N V E S T M E N T S	43

Schedule of Investments (continued) September 30, 2020	Master Total Return Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Banks (continued)
Bank of America Corp.
(3 mo. LIBOR US + 1.18%), 3.19%, 07/23/30(k)	USD	2,902	$3,192,681
(3 mo. LIBOR US + 1.19%), 2.88%, 10/22/30(k)		2,515	2,716,432
(Secured Overnight Financing Rate + 2.15%), 2.59%, 04/29/31(k)		8,616	9,166,743
(Secured Overnight Financing Rate + 1.93%), 2.68%, 06/19/41(k)		20,897	21,337,537
Bank of East Asia Ltd., (5 yr. U.S. Treasury Yield Curve Rate T Note Constant Maturity + 3.75%), 4.00%, 05/29/30(k)		2,160	2,226,825
Bank Tabungan Negara Persero Tbk PT, 4.20%, 01/23/25		200	198,812
Barclays PLC
4.38%, 01/12/26		4,159	4,659,396
(3 mo. LIBOR US + 1.90%), 4.97%, 05/16/29(k)		9,427	11,031,161
(1 yr. U.S. Treasury Yield Curve Rate T Note Constant Maturity + 1.90%), 2.65%, 06/24/31(k)		4,288	4,277,983
BBVA Bancomer SA, 6.75%, 09/30/22(b)		2,888	3,113,625
BNP Paribas SA
3.50%, 03/01/23(b)		8,616	9,132,735
3.38%, 01/09/25(b)		2,338	2,535,964
4.38%, 09/28/25(b)		2,732	3,046,265
(3 mo. LIBOR US + 1.11%), 2.82%, 11/19/25(b)(k)		15,073	15,884,219
4.40%, 08/14/28(b)		1,756	2,059,428
(Secured Overnight Financing Rate + 1.51%), 3.05%, 01/13/31(b)(k)		10,668	11,441,040
BPCE SA
3.00%, 05/22/22(b)		2,017	2,086,650
2.70%, 10/01/29(b)		9,456	10,166,540
Citigroup, Inc.
(3 mo. LIBOR US + 0.95%), 2.88%, 07/24/23(k)		4,900	5,084,601
4.40%, 06/10/25		7,783	8,781,620
(3 mo. LIBOR US + 1.56%), 3.89%, 01/10/28(k)		4,408	4,989,384
(3 mo. LIBOR US + 1.39%), 3.67%, 07/24/28(k)		34,845	39,169,695
(3 mo. LIBOR US + 1.15%), 3.52%, 10/27/28(k)		2,309	2,573,328
(3 mo. LIBOR US + 1.19%), 4.08%, 04/23/29(k)		5,249	6,071,113
(Secured Overnight Financing Rate + 1.42%), 2.98%, 11/05/30(k)		40,007	43,252,838
(Secured Overnight Financing Rate + 3.91%), 4.41%, 03/31/31(k)		1,814	2,174,489
Citizens Financial Group, Inc., 3.25%, 04/30/30		2,910	3,212,196
Credicorp Ltd., 2.75%, 06/17/25(b)		590	597,522
Danske Bank A/S
5.00%, 01/12/22(b)		13,526	14,209,720
(3 mo. LIBOR US + 1.25%), 3.00%, 09/20/22(b)(k)		927	944,594
(1 yr. U.S. Treasury Yield Curve Rate T Note Constant Maturity + 1.03%), 1.17%, 12/08/23(b)(k)		3,435	3,438,332
5.38%, 01/12/24(b)		14,017	15,766,377

Security		Par (000)	Value

Banks (continued)
Danske Bank A/S
(1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 1.35%), 1.62%, 09/11/26(b)(k)	USD	3,505	$3,479,841
Fifth Third Bancorp, 3.65%, 01/25/24		2,460	2,683,607
Grupo Aval Ltd., 4.75%, 09/26/22		1,073	1,099,825
HSBC Holdings PLC
(3 mo. LIBOR US + 1.35%), 4.29%, 09/12/26(k)		4,934	5,508,762
(3 mo. LIBOR US + 1.55%), 4.04%, 03/13/28(k)		2,280	2,519,817
(Secured Overnight Financing Rate + 1.73%), 2.01%, 09/22/28(k)		2,881	2,855,809
(3 mo. LIBOR US + 1.53%), 4.58%, 06/19/29(k)		3,175	3,663,097
(3 mo. LIBOR US + 1.61%), 3.97%, 05/22/30(k)		12,500	13,955,857
Huntington National Bank, 3.25%, 05/14/21		3,780	3,839,629
ING Groep NV
4.10%, 10/02/23		23,473	25,719,722
4.63%, 01/06/26(b)		5,226	6,129,421
Intesa Sanpaolo SpA, 6.50%, 02/24/21(b)		1,790	1,827,100
Itau Unibanco Holding SA
2.90%, 01/24/23(b)		4,491	4,538,739
3.25%, 01/24/25(b)		2,456	2,502,050
JPMorgan Chase & Co.
2.97%, 01/15/23		1,360	1,404,362
(3 mo. LIBOR US + 0.70%), 3.21%, 04/01/23(k)		23,172	24,077,792
(3 mo. LIBOR US + 0.73%), 3.56%, 04/23/24(k)		2,451	2,628,207
(3 mo. LIBOR US + 0.89%), 3.80%, 07/23/24(k)		13,298	14,405,473
3.88%, 09/10/24		7,758	8,605,067
(3 mo. LIBOR US + 1.00%), 4.02%, 12/05/24(k)		39,194	43,008,669
(3 mo. LIBOR US + 1.16%), 3.22%, 03/01/25(k)		30,542	32,807,009
3.90%, 07/15/25		8,990	10,168,812
(Secured Overnight Financing Rate + 1.16%), 2.30%, 10/15/25(k)		8,819	9,278,699
(Secured Overnight Financing Rate + 1.59%), 2.01%, 03/13/26(k)		4,655	4,819,571
(Secured Overnight Financing Rate + 1.85%), 2.08%, 04/22/26(k)		5,000	5,228,899
3.20%, 06/15/26		200	221,999
(3 mo. LIBOR US + 1.25%), 3.96%, 01/29/27(k)		3,380	3,849,443
(3 mo. LIBOR US + 1.34%), 3.78%, 02/01/28(k)		27,927	31,586,510
(3 mo. LIBOR US + 1.38%), 3.54%, 05/01/28(k)		28,330	31,910,860
(Secured Overnight Financing Rate + 1.89%), 2.18%, 06/01/28(k)		5,825	6,077,610
(3 mo. LIBOR US + 0.95%), 3.51%, 01/23/29(k)		32	35,994
(3 mo. LIBOR US + 1.12%), 4.01%, 04/23/29(k)		6,576	7,629,403
(3 mo. LIBOR US + 1.33%), 4.45%, 12/05/29(k)		14,177	17,044,929
(Secured Overnight Financing Rate + 1.51%), 2.74%, 10/15/30(k)		1,799	1,927,326

44	2 0 2 0 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) September 30, 2020	Master Total Return Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Banks (continued)
JPMorgan Chase & Co.
(Secured Overnight Financing Rate + 3.79%), 4.49%, 03/24/31(k)	USD	1,831	$2,234,447
(Secured Overnight Financing Rate + 2.44%), 3.11%, 04/22/51(k)		15,738	16,888,792
Kasikornbank PCL, (5 yr. U.S. Treasury Yield Curve Rate T Note Constant Maturity + 1.70%), 3.34%, 10/02/31(k)		1,940	1,905,080
KeyCorp
4.10%, 04/30/28		718	842,262
2.55%, 10/01/29		3,481	3,703,548
Lloyds Banking Group PLC
4.05%, 08/16/23		201	217,518
3.75%, 01/11/27		6,060	6,707,662
Mitsubishi UFJ Financial Group, Inc.
3.00%, 02/22/22		3,776	3,902,198
2.62%, 07/18/22		6,043	6,262,291
2.67%, 07/25/22		540	559,818
3.46%, 03/02/23		19,706	20,995,486
2.19%, 02/25/25		14,000	14,663,021
1.41%, 07/17/25		2,959	3,000,403
3.20%, 07/18/29		1,119	1,236,237
Mizuho Financial Group, Inc.
2.63%, 04/12/21(b)		7,490	7,581,755
2.27%, 09/13/21		5,639	5,740,641
(3 mo. LIBOR US + 0.98%), 2.84%, 07/16/25(k)		797	845,864
(3 mo. LIBOR US + 1.10%), 2.56%, 09/13/25(k)		18,319	19,253,469
3.66%, 02/28/27		352	392,943
(3 mo. LIBOR US + 1.51%), 2.20%, 07/10/31(k)		3,166	3,207,606
(3 mo. LIBOR US + 1.27%), 1.98%, 09/08/31(k)		5,413	5,376,559
Royal Bank of Scotland Group PLC, (3 mo.
LIBOR US + 1.48%), 3.50%, 05/15/23(k)		696	720,849
Santander UK Group Holdings PLC, 2.88%, 08/05/21		12,877	13,135,981
Shinhan Financial Group Co. Ltd., (5 yr. U.S. Treasury Yield Curve Rate T Note Constant Maturity + 1.50%), 3.34%, 02/05/30(k)		1,025	1,074,969
Shizuoka Bank Ltd., (3 mo. LIBOR US - 0.50%), 0.00%, 01/25/23(a)(j)		200	189,790
Standard Chartered PLC, (3 mo. LIBOR US + 1.08%), 3.89%, 03/15/24(b)(k)		2,885	3,040,788
Sumitomo Mitsui Financial Group, Inc.
2.70%, 07/16/24		16,297	17,339,751
2.35%, 01/15/25		11,070	11,660,545
1.47%, 07/08/25		2,094	2,132,509
U.S. Bancorp, 3.00%, 07/30/29		3,250	3,614,467
Washington Mutual Escrow Bonds
0.00%,(c)(f)(i)(l)		13,308	1
0.00%,(c)(f)(i)(l)		11,911	1
0.00%,(c)(f)(i)(l)		2,570	—
0.00%,(c)(f)(i)(l)		3,115	—
Wells Fargo & Co.
3.75%, 01/24/24		6,345	6,893,976
3.55%, 09/29/25		7,860	8,750,452
(3 mo. LIBOR US + 0.83%), 2.41%, 10/30/25(k)		4,567	4,782,223
3.00%, 04/22/26		7,336	7,986,177

Security		Par (000)	Value

Banks (continued)
Wells Fargo & Co.
3.00%, 10/23/26	USD	4,873	$5,326,635
(3 mo. LIBOR US + 1.31%), 3.58%, 05/22/28(k)		6,434	7,202,483
(Secured Overnight Financing Rate + 2.10%), 2.39%, 06/02/28(k)		2,099	2,189,843
(3 mo. LIBOR US + 1.17%), 2.88%, 10/30/30(k)		14,317	15,374,993
(Secured Overnight Financing Rate + 2.53%), 3.07%, 04/30/41(k)		18,795	19,661,461

			1,132,409,866

Beverages — 0.8%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc., 4.70%, 02/01/36		28,831	34,828,425
Anheuser-Busch InBev Worldwide, Inc.
4.75%, 01/23/29		38,680	47,205,802
3.50%, 06/01/30		21,681	24,667,150
4.90%, 01/23/31		4,325	5,441,043
5.45%, 01/23/39		1,023	1,324,416
8.00%, 11/15/39		3,000	4,837,508
4.95%, 01/15/42		500	613,482
Central American Bottling Corp., 5.75%,
01/31/27(b)		1,707	1,768,968
Coca-Cola Co.
2.50%, 06/01/40		4,340	4,550,641
2.75%, 06/01/60		6,450	6,550,767
Coca-Cola Femsa SAB de CV, 1.85%, 09/01/32		2,555	2,576,207
Embotelladora Andina SA, 3.95%, 01/21/50(b)		2,139	2,262,661
Fomento Economico Mexicano SAB de CV,
3.50%, 01/16/50		2,880	3,040,920
Keurig Dr Pepper, Inc., 3.20%, 05/01/30		6,658	7,469,881
Molson Coors Brewing Co.
5.00%, 05/01/42		1,379	1,561,793
4.20%, 07/15/46		1,500	1,582,261
PepsiCo, Inc.
4.60%, 07/17/45		1,586	2,172,939
3.45%, 10/06/46		1,562	1,810,648
4.00%, 05/02/47		181	228,546

			154,494,058

Biotechnology — 0.7%
AbbVie, Inc.
2.30%, 11/21/22(b)		6,787	7,022,693
3.85%, 06/15/24(b)		167	183,018
2.60%, 11/21/24(b)		30,942	32,783,169
3.80%, 03/15/25(b)		13,744	15,239,932
3.20%, 05/14/26		1,986	2,186,436
2.95%, 11/21/26(b)		2,317	2,523,739
4.55%, 03/15/35(b)		5,398	6,636,483
4.50%, 05/14/35		9,666	11,764,633
4.70%, 05/14/45		1,604	1,975,007
4.88%, 11/14/48		7,823	9,934,093
Amgen, Inc.
2.45%, 02/21/30		4,757	5,042,114
4.40%, 05/01/45		12,437	15,408,114
Biogen, Inc., 2.25%, 05/01/30		9,862	10,099,457
Elanco Animal Health, Inc.
4.91%, 08/27/21		212	217,565
5.27%, 08/28/23		3,230	3,464,175
5.90%, 08/28/28		437	504,735
Gilead Sciences, Inc.
1.20%, 10/01/27		1,882	1,887,669
4.60%, 09/01/35		1,584	2,037,808

S C H E D U L E O F I N V E S T M E N T S	45

Schedule of Investments (continued) September 30, 2020	Master Total Return Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Biotechnology (continued)
Gilead Sciences, Inc.
4.80%, 04/01/44	USD	5,022	$6,473,013
4.50%, 02/01/45		2,386	2,985,600

			138,369,453

Building Products — 0.0%
Johnson Controls International plc
4.63%, 07/02/44		1,483	1,854,035
5.13%, 09/14/45		7	9,241
Masonite International Corp.
5.75%, 09/15/26(b)		120	125,100
5.38%, 02/01/28(b)		1,697	1,809,740
Owens Corning
3.95%, 08/15/29		1,900	2,152,300
4.30%, 07/15/47		1,312	1,442,181
Standard Industries, Inc.
5.00%, 02/15/27(b)		1,674	1,740,960
4.75%, 01/15/28(b)		597	619,388

			9,752,945

Capital Markets — 2.0%
Bank of New York Mellon Corp., (3 mo. LIBOR US + 1.07%), 3.44%, 02/07/28(k)		6,475	7,428,328
CCTI 2017 Ltd., 3.63%, 08/08/22		1,675	1,698,031
Charles Schwab Corp., 3.20%, 03/02/27		3,391	3,801,590
Cindai Capital Ltd., 0.00%, 02/08/23(j)(m)		2,461	2,488,533
Credit Suisse AG, 3.63%, 09/09/24		4,401	4,868,970
Credit Suisse Group AG
(3 mo. LIBOR US + 1.20%), 3.00%, 12/14/23(b)(k)		8,280	8,618,930
(Secured Overnight Financing Rate + 3.73%), 4.19%, 04/01/31(b)(k)		5,454	6,296,588
Credit Suisse Group Funding Guernsey Ltd.
3.80%, 09/15/22		9,654	10,215,343
3.80%, 06/09/23		3,341	3,594,328
Deutsche Bank AG 4.25%, 02/04/21		2,930	2,961,121
(Secured Overnight Financing Rate + 3.04%), 3.55%, 09/18/31(k)		1,573	1,589,420
E*TRADE Financial Corp., 3.80%, 08/24/27		785	882,537
Goldman Sachs Group, Inc.
2.35%, 11/15/21		4,591	4,601,523
5.75%, 01/24/22		432	461,510
3.50%, 01/23/25		8,671	9,513,843
3.50%, 04/01/25		34,054	37,584,373
(3 mo. LIBOR US + 1.20%), 3.27%, 09/29/25(k)		3,652	3,952,881
3.75%, 02/25/26		3,474	3,910,024
(3 mo. LIBOR US + 1.17%), 1.45%, 05/15/26(a)		10,315	10,415,264
3.85%, 01/26/27		3,159	3,556,430
(3 mo. LIBOR US + 1.51%), 3.69%, 06/05/28(k)		22,323	25,022,492
Intercontinental Exchange, Inc.
3.75%, 09/21/28		5,126	5,931,971
1.85%, 09/15/32		8,838	8,781,154
Lehman Brothers Holdings, Inc., 6.75%,
12/28/17(c)(f)(i)		7,360	1
Moody’s Corp.
4.88%, 02/15/24		1,978	2,235,547
3.25%, 01/15/28		4,450	5,006,968
Morgan Stanley
3.70%, 10/23/24		9,381	10,407,811

Security		Par (000)	Value

Capital Markets (continued)
Morgan Stanley
(Secured Overnight Financing Rate + 1.15%), 2.72%, 07/22/25(k)	USD	6,457	$6,859,092
4.00%, 07/23/25		18,642	21,070,125
(Secured Overnight Financing Rate + 1.99%), 2.19%, 04/28/26(k)		31,086	32,555,893
3.13%, 07/27/26		2,858	3,163,980
3.63%, 01/20/27		30,604	34,682,289
(3 mo. LIBOR US + 1.34%), 3.59%, 07/22/28(k)		1,846	2,076,179
(3 mo. LIBOR US + 1.14%), 3.77%, 01/24/29(k)		5,943	6,783,408
(3 mo. LIBOR US + 1.63%), 4.43%, 01/23/30(k)		11,021	13,168,133
(Secured Overnight Financing Rate + 1.14%), 2.70%, 01/22/31(k)		5,366	5,715,838
(Secured Overnight Financing Rate + 3.12%), 3.62%, 04/01/31(k)		13,253	15,227,430
Series F, 3.88%, 04/29/24		70	77,248
Nomura Holdings, Inc.
3.10%, 01/16/30		3,704	3,929,414
2.68%, 07/16/30		1,707	1,762,112
Northern Trust Corp., 3.15%, 05/03/29		3,064	3,494,278
Poseidon Finance 1 Ltd., 0.00%, 02/01/25(j)(m)		2,640	2,516,970
State Street Corp.
2.65%, 05/19/26		2,996	3,280,716
2.40%, 01/24/30		3,934	4,308,568
(Secured Overnight Financing Rate + 2.65%), 3.15%, 03/30/31(b)(k)		224	255,529
UBS Group AG
(3 mo. LIBOR US + 0.95%), 2.86%, 08/15/23(b)(k)		18,674	19,366,769
4.13%, 09/24/25(b)		11,625	13,241,834
4.13%, 04/15/26(b)		4,551	5,254,312
(1 yr. U.S. Treasury Yield Curve Rate T Note Constant Maturity + 1.08%), 1.36%, 01/30/27(b)(k)		13,635	13,627,820

			398,243,448

Chemicals — 0.3%
Braskem Netherlands Finance BV 4.50%, 01/10/28		877	844,112
(5 yr. U.S. Treasury Yield Curve Rate T Note Constant Maturity + 8.22%), 8.50%, 01/23/81(b)(k)		6,046	6,085,677
(5 yr. U.S. Treasury Yield Curve Rate T Note Constant Maturity + 8.22%), 8.50%, 01/23/81(k)		993	999,517
Cydsa SAB de CV, 6.25%, 10/04/27(b)		2,170	2,186,953
Dow Chemical Co.
9.00%, 04/01/21		3,960	4,119,453
4.55%, 11/30/25		1,962	2,282,328
DuPont de Nemours, Inc., 4.49%, 11/15/25		17,273	19,909,896
Eastman Chemical Co., 4.50%, 12/01/28		1,368	1,608,697
Ecolab, Inc., 1.30%, 01/30/31		2,087	2,043,472
LYB International Finance BV, 4.88%, 03/15/44		3,606	4,310,248
Mitsubishi Chemical Holdings Corp.
0.00%, 03/30/22(j)(m)	JPY	150,000	1,401,787
0.00%, 03/29/24(j)(m)		40,000	370,855
Rock International Investment, Inc., 6.63%, 03/27/20(f)(i)	USD	500	150,000
RPM International, Inc., 4.25%, 01/15/48		155	163,805
Sasol Financing USA LLC, 5.88%, 03/27/24		1,461	1,400,734

46	2 0 2 0 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) September 30, 2020	Master Total Return Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Chemicals (continued)
Sherwin-Williams Co.
4.20%, 01/15/22	USD	2,800	$2,905,233
2.95%, 08/15/29		5,806	6,390,075
2.30%, 05/15/30		1,729	1,805,572
4.00%, 12/15/42		971	1,075,130

			60,053,544

Commercial Services & Supplies — 0.2%
Beijing Environment Bvi Co. Ltd., 5.30%, 10/18/21		680	697,000
Clean Harbors, Inc., 4.88%, 07/15/27(b)		2,288	2,373,800
Conservation Fund, 3.47%, 12/15/29		1,008	1,089,770
KAR Auction Services, Inc., 5.13%, 06/01/25(b)		2,696	2,695,946
Republic Services, Inc.
2.90%, 07/01/26		2,994	3,310,725
3.38%, 11/15/27		410	466,099
3.95%, 05/15/28		11,362	13,385,484
2.30%, 03/01/30		5,451	5,795,341
Waste Management, Inc., 3.90%, 03/01/35		492	595,888
Waste Pro USA, Inc., 5.50%, 02/15/26(b)		1,398	1,414,762

			31,824,815

Communications Equipment — 0.1%
Motorola Solutions, Inc.
4.60%, 02/23/28		237	276,715
4.60%, 05/23/29		10,242	12,095,532
2.30%, 11/15/30		3,669	3,642,288
5.50%, 09/01/44		6,050	7,031,934

			23,046,469

Construction & Engineering — 0.0%
China City Construction International Co. Ltd., 5.35%, 07/03/17(f)(i)	CNH	340	2,754
GMR Hyderabad International Airport Ltd., 5.38%, 04/10/24	USD	400	394,933
Zhengzhou Real Estate Group Co. Ltd., 3.95%, 10/09/22		965	977,062

			1,374,749

Construction Materials — 0.0%
Cemex SAB de CV, 5.20%, 09/17/30(b)		3,426	3,438,505
U.S. Concrete, Inc., 6.38%, 06/01/24		1,627	1,677,844

			5,116,349

Consumer Finance — 0.9%
Alpha Holding SA de CV, 9.00%, 02/10/25(b)		3,084	2,322,638
American Express Co., 3.70%, 08/03/23		6,764	7,342,774
Capital One Financial Corp.
4.75%, 07/15/21		546	564,933
3.90%, 01/29/24		8,058	8,770,978
3.20%, 02/05/25		1,160	1,253,185
Discover Bank, 4.65%, 09/13/28		14,850	17,477,453
Discover Financial Services
4.50%, 01/30/26		4,031	4,599,097
4.10%, 02/09/27		952	1,055,738
Ford Motor Credit Co. LLC
3.20%, 01/15/21		2,007	2,002,760
5.75%, 02/01/21		7,810	7,858,812
3.34%, 03/18/21		1,500	1,500,375
General Motors Financial Co., Inc.
5.20%, 03/20/23		23,557	25,555,644
3.70%, 05/09/23		8,790	9,185,500
5.10%, 01/17/24		2,093	2,285,561
4.00%, 01/15/25		20,533	21,939,305
4.35%, 04/09/25		3,899	4,229,728

Security		Par (000)	Value

Consumer Finance (continued)
General Motors Financial Co., Inc.
2.75%, 06/20/25	USD	15,914	$16,281,901
0.85%, 02/26/26	EUR	17,000	18,851,302
Hyundai Capital Services, Inc., 3.00%, 08/29/22(b)	USD	7,790	8,055,347
Navient Corp.
5.88%, 03/25/21		1,549	1,558,681
6.63%, 07/26/21		1,857	1,884,855
6.50%, 06/15/22		2,529	2,579,580
7.25%, 09/25/23		1,473	1,520,873
5.88%, 10/25/24		1,377	1,369,261
6.75%, 06/25/25		1,446	1,464,075
6.75%, 06/15/26		1,424	1,420,440
Synchrony Financial
4.38%, 03/19/24		1,140	1,233,533
4.25%, 08/15/24		570	619,390
Toyota Motor Credit Corp.
2.15%, 02/13/30		6,889	7,260,486
3.38%, 04/01/30		3,548	4,089,867

			186,134,072

Containers & Packaging — 0.1%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.
4.13%, 08/15/26(b)		299	303,111
5.25%, 08/15/27(b)		2,217	2,259,123
Ball Corp.
5.25%, 07/01/25		597	675,759
4.88%, 03/15/26		448	499,520
International Paper Co.
6.00%, 11/15/41		2,411	3,314,169
4.40%, 08/15/47		2,477	3,025,824
Owens-Brockway Glass Container, Inc., 5.88%, 08/15/23(b)		2,010	2,110,500
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Luxembourg, 7.00%, 07/15/24(b)		125	127,250

			12,315,256

Diversified Consumer Services — 0.1%
American University, 3.67%, 04/01/49		4,301	4,918,549
Bright Scholar Education Holdings Ltd., 7.45%, 07/31/22		200	204,500
China Education Group Holdings Ltd., 2.00%, 03/28/24(j)	HKD	8,000	1,197,576
Claremont Mckenna College, 3.38%, 01/01/50	USD	996	1,126,945
Ford Foundation, 2.42%, 06/01/50		265	272,240
George Washington University, 4.13%, 09/15/48		1,968	2,418,392
Massachusetts Institute of Technology, 3.96%, 07/01/38		1,385	1,721,260
University of Southern California, 3.03%, 10/01/39		246	266,204
Wesleyan University, 4.78%, 07/01/2116		1,285	1,645,230

			13,770,896

Diversified Financial Services — 0.9%
ANLLIAN Capital Ltd., 0.00%, 02/05/25(j)(m)	EUR	800	900,664
ASG Finance Designated Activity Co., 7.88%, 12/03/24(b)	USD	4,445	3,178,175
AXA Equitable Holdings, Inc., 3.90%, 04/20/23		184	197,823
Azul Investments LLP, 5.88%, 10/26/24(b)		1,759	1,320,899
Baoxin Auto Finance I Ltd., (3 yr. U.S. Treasury Yield Curve Rate T Note Constant Maturity + 8.91%), 5.63%(k)(l)		300	217,875

S C H E D U L E O F I N V E S T M E N T S	47

Schedule of Investments (continued) September 30, 2020	Master Total Return Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Diversified Financial Services (continued)
Capitol Investment Merger Sub 2 LLC, 10.00%, 08/01/24(b)	USD	4,232	$4,433,020
China Huadian Overseas Development 2018 Ltd., (5 yr. U.S. Treasury Yield Curve Rate T Note Constant Maturity + 6.07%), 3.38%(k)(l)		2,165	2,202,887
CK Hutchison International 17 II Ltd., 3.25%, 09/29/27		600	658,500
CNH Industrial Capital LLC, 4.38%, 11/06/20		13,090	13,131,169
Coastal Emerald Ltd.
(5 yr. U.S. Treasury Yield Curve Rate T Note Constant Maturity + 7.45%), 4.30%,(k)(l)		1,190	1,201,156
3.95%, 08/01/22		695	701,908
Deutsche Telekom International Finance BV, 3.60%, 01/19/27(b)		4,339	4,861,972
Easy Tactic Ltd.
9.13%, 07/28/22		200	185,750
8.63%, 02/27/24		830	712,503
Fortune Star BVI Ltd.
5.95%, 01/29/23		200	202,687
6.85%, 07/02/24		540	556,200
GE Capital International Funding Co., 4.42%, 11/15/35		12,123	12,796,538
GlaxoSmithKline Capital, Inc., 3.88%, 05/15/28		8,087	9,611,923
Grupo Aval Ltd., 4.38%, 02/04/30(b)		5,009	4,828,175
Guojing Capital BVI Ltd., 3.95%, 12/11/22		498	511,384
Holcim U.S. Finance S.a.r.l & Cie SCS, 5.15%, 09/12/23(b)		2,325	2,577,510
Hyundai Capital America
3.95%, 02/01/22(b)		3,655	3,785,209
2.38%, 02/10/23(b)		15,891	16,293,201
Intercorp Peru Ltd., 3.88%, 08/15/29(b)		789	780,124
Latam Finance Ltd., 6.88%, 04/11/24(f)(i)		873	323,283
Manappuram Finance Ltd., 5.90%, 01/13/23		400	391,250
Mirae Asset Daewoo Co. Ltd., 2.63%, 07/30/25		1,175	1,191,744
Muthoot Finance Ltd., 4.40%, 09/02/23		200	195,062
New Lion Bridge Co. Ltd., 9.75%, 10/10/20		430	426,775
ORIX Corp., 2.90%, 07/18/22		4,137	4,282,374
Pacific National Finance Pty Ltd., 4.75%, 03/22/28		1,100	1,155,199
Pearl Holding III Ltd., 9.50%, 12/11/22		600	145,125
Prime Bloom Holdings Ltd., 6.95%, 07/05/22		890	167,431
Quicken Loans LLC/Quicken Loans Co-Issuer, Inc., 3.63%, 03/01/29(b)		3,343	3,313,749
Quicken Loans, Inc.
5.75%, 05/01/25(b)		3,385	3,484,857
5.25%, 01/15/28(b)		3,322	3,500,259
RELX Capital, Inc.
3.50%, 03/16/23		6,730	7,157,624
4.00%, 03/18/29		8,959	10,514,032
3.00%, 05/22/30		11,344	12,403,910
Santos Finance Ltd., 5.25%, 03/13/29		1,500	1,651,585
Shell International Finance BV
3.88%, 11/13/28		10,509	12,271,723
2.38%, 11/07/29		10,494	11,076,211
3.63%, 08/21/42		1,539	1,682,158
4.38%, 05/11/45		6,362	7,802,240
Shriram Transport Finance Co. Ltd.
5.95%, 10/24/22		436	409,976
5.10%, 07/16/23		243	222,877
Total Capital International SA
3.70%, 01/15/24		3,644	3,997,857
2.43%, 01/10/25		4,468	4,753,467

Security		Par (000)	Value

Diversified Financial Services (continued)
Trust Fibra Uno, 6.95%, 01/30/44(b)	USD	2,194	$2,335,239
USAA Capital Corp., 2.13%, 05/01/30(b)		3,190	3,360,980

			184,064,239

Diversified Telecommunication Services — 1.5%
AT&T Inc.
0.00%, 11/27/22(b)(m)		36,000	35,500,851
4.45%, 04/01/24		2,436	2,720,961
3.80%, 02/15/27		7	7,898
4.25%, 03/01/27		1,170	1,358,417
4.30%, 02/15/30		2,536	3,005,997
2.25%, 02/01/32		4,504	4,504,895
4.50%, 05/15/35		14,502	17,121,722
3.15%, 09/04/36	EUR	1,800	2,496,260
2.60%, 05/19/38		11,000	14,387,171
4.90%, 06/15/42	USD	2,043	2,414,565
4.65%, 06/01/44		2,343	2,663,768
4.80%, 06/15/44		878	1,046,417
4.35%, 06/15/45		453	507,549
4.50%, 03/09/48		2,656	3,048,065
3.30%, 02/01/52		3,226	3,057,661
3.50%, 09/15/53(b)		11,262	10,888,373
3.55%, 09/15/55(b)		16,953	16,430,385
3.65%, 09/15/59(b)		3,446	3,385,176
Axtel SAB de CV, 6.38%, 11/14/24(b)		2,921	3,034,189
Bharti Airtel International Netherlands BV
5.13%, 03/11/23		278	294,941
5.35%, 05/20/24		922	994,896
Comunicaciones Celulares SA Via Comcel Trust,
6.88%, 02/06/24		1,530	1,547,243
Connect Finco S.a.r.l/Connect U.S. Finco LLC,
6.75%, 10/01/26(b)		5,764	5,782,157
Digicel International Finance Ltd./Digicel Holdings Bermuda Ltd.
8.75%, 05/25/24(b)		1,109	1,116,954
(6.00% Cash and 7.00% PIK), 13.00%, 12/31/25(b)(n)		562	506,607
8.00%, 12/31/26(b)		443	345,209
Empresa Nacional de Telecomunicaciones SA,
4.75%, 08/01/26(b)		6,698	7,372,020
Globe Telecom, Inc.
2.50%, 07/23/30		1,535	1,483,194
3.00%, 07/23/35		910	865,637
Level 3 Financing, Inc.
5.38%, 01/15/24		3,830	3,850,127
5.25%, 03/15/26		2,579	2,671,715
4.63%, 09/15/27(b)		597	613,417
4.25%, 07/01/28(b)		8,811	8,945,984
3.63%, 01/15/29(b)		6,525	6,443,437
Network i2i Ltd., (5 yr. U.S. Treasury Yield Curve Rate T Note Constant Maturity + 4.27%), 5.65%(k)(l)		700	695,844
UPC Holding BV, 5.50%, 01/15/28(b)		1,479	1,525,219
Verizon Communications, Inc.
4.13%, 03/16/27(g)		22,613	26,735,397
4.33%, 09/21/28		7,332	8,890,041
3.88%, 02/08/29		16,847	19,930,057
4.02%, 12/03/29		2,321	2,779,301
1.50%, 09/18/30		11,450	11,411,654
4.50%, 08/10/33		1,523	1,931,675
4.40%, 11/01/34		2,986	3,722,571
4.27%, 01/15/36		26,368	32,524,757
1.85%, 05/18/40	EUR	4,290	5,389,754

48	2 0 2 0 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) September 30, 2020	Master Total Return Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Diversified Telecommunication Services (continued)
Verizon Communications, Inc.
4.86%, 08/21/46	USD	3,587	$4,898,039
5.50%, 03/16/47		534	804,334
Series 20Y, 2.88%, 01/15/38	EUR	4,400	6,376,773
Ziggo BV
5.50%, 01/15/27(b)	USD	5,252	5,501,470
4.88%, 01/15/30(b)		1,372	1,420,020

			304,950,764

Electric Utilities — 2.4%
Adani Electricity Mumbai Ltd.
3.95%, 02/12/30(b)		2,519	2,457,599
3.95%, 02/12/30		1,919	1,872,224
Adani Transmission Ltd.
4.00%, 08/03/26		662	683,929
4.25%, 05/21/36		1,646	1,639,147
AEP Texas, Inc.
3.95%, 06/01/28		10,571	12,217,535
4.15%, 05/01/49		950	1,140,854
3.45%, 01/15/50		1,440	1,575,277
AEP Transmission Co. LLC
4.00%, 12/01/46		1,806	2,191,166
4.25%, 09/15/48		2,195	2,789,354
3.80%, 06/15/49(g)		4,475	5,289,436
3.15%, 09/15/49		3,515	3,767,070
3.65%, 04/01/50		1,807	2,107,214
Alabama Power Co.
3.55%, 12/01/23		885	967,942
6.00%, 03/01/39		215	313,299
4.15%, 08/15/44		290	354,220
3.75%, 03/01/45		4,887	5,649,072
4.30%, 07/15/48		2,138	2,739,897
3.45%, 10/01/49		4,816	5,493,354
Baltimore Gas & Electric Co.
3.50%, 08/15/46		4,197	4,760,321
3.75%, 08/15/47		2,530	2,969,711
4.25%, 09/15/48		1,490	1,889,408
3.20%, 09/15/49		2,000	2,153,809
2.90%, 06/15/50		163	166,249
Bi Hai Co. Ltd., 6.25%, 03/05/22		400	402,500
CenterPoint Energy Houston Electric LLC
3.55%, 08/01/42		2,240	2,564,744
3.95%, 03/01/48		549	680,172
Commonwealth Edison Co., 2.95%, 08/15/27		1,200	1,335,073
Dayton Power & Light Co., 3.95%, 06/15/49		4,998	5,422,588
DTE Electric Co.
2.95%, 03/01/50		1,742	1,837,722
Series A, 4.05%, 05/15/48		6,639	8,365,613
Duke Energy Carolinas LLC
3.95%, 11/15/28		1,701	2,039,626
2.45%, 08/15/29		8,544	9,250,224
2.45%, 02/01/30		7,726	8,355,384
3.75%, 06/01/45		1,177	1,391,264
3.88%, 03/15/46		3,172	3,840,778
3.70%, 12/01/47		3,085	3,654,052
3.20%, 08/15/49		5,348	5,939,757
Duke Energy Florida LLC
3.80%, 07/15/28		2,807	3,287,498
2.50%, 12/01/29		18,416	19,976,159
1.75%, 06/15/30		12,459	12,652,812
3.40%, 10/01/46		2,103	2,362,170
4.20%, 07/15/48		53	67,609

Security		Par (000)	Value

Electric Utilities (continued)
Duke Energy Ohio, Inc.
3.65%, 02/01/29	USD	12,683	$14,726,002
2.13%, 06/01/30		2,925	3,070,384
Duke Energy Progress LLC
3.70%, 09/01/28		10,090	11,717,457
3.45%, 03/15/29		4,103	4,736,545
4.10%, 05/15/42		2,372	2,892,652
4.10%, 03/15/43		5,261	6,427,184
4.20%, 08/15/45		260	323,855
3.70%, 10/15/46		49	57,708
2.50%, 08/15/50		2,300	2,229,928
Edison International
2.40%, 09/15/22		139	141,696
3.13%, 11/15/22		10	10,318
3.55%, 11/15/24		3,527	3,718,560
Entergy Arkansas LLC, 4.20%, 04/01/49		1,197	1,527,310
Entergy Louisiana LLC
5.40%, 11/01/24		1,470	1,731,985
4.20%, 09/01/48		7,609	9,642,591
Eversource Energy, 2.90%, 10/01/24		5,710	6,180,151
Exelon Corp.
4.95%, 06/15/35		530	654,775
5.10%, 06/15/45		70	90,804
FirstEnergy Corp.
2.05%, 03/01/25		1,392	1,412,614
3.90%, 07/15/27		1,670	1,836,097
2.65%, 03/01/30		7,667	7,774,730
2.25%, 09/01/30		2,734	2,673,945
3.40%, 03/01/50		4,237	4,110,218
FirstEnergy Transmission LLC
4.35%, 01/15/25(b)		13,860	15,448,765
5.45%, 07/15/44(b)		1,121	1,448,468
4.55%, 04/01/49(b)		7,583	8,914,323
Florida Power & Light Co.
3.25%, 06/01/24		60	65,060
3.95%, 03/01/48		7,001	8,856,090
3.15%, 10/01/49		11,814	13,411,364
Generacion Mediterranea SA/Generacion Frias SA/Central Termica Roca SA, 9.63%, 07/27/23(b)		4,333	2,365,547
Huachen Energy Co. Ltd., 6.63%, 05/18/20(f)(i)		200	72,063
ITC Holdings Corp., 2.70%, 11/15/22		3,406	3,552,494
LLPL Capital Pte Ltd., 6.88%, 02/04/39		610	704,954
MidAmerican Energy Co.
3.10%, 05/01/27		390	434,793
3.65%, 04/15/29		13,756	16,389,571
3.65%, 08/01/48		1,020	1,203,998
4.25%, 07/15/49		2,933	3,801,568
3.15%, 04/15/50		3,370	3,734,489
Mid-Atlantic Interstate Transmission LLC, 4.10%, 05/15/28(b)		992	1,121,017
Mong Duong Finance Holdings BV, 5.13%, 05/07/29		796	808,189
Northern States Power Co.
3.40%, 08/15/42		3,707	4,232,952
4.00%, 08/15/45		1,610	2,017,616
3.60%, 09/15/47		1,658	1,968,292
2.90%, 03/01/50		2,475	2,650,338
NSTAR Electric Co.
3.20%, 05/15/27		161	180,204
3.25%, 05/15/29		825	941,769
3.95%, 04/01/30		642	776,586

S C H E D U L E O F I N V E S T M E N T S	49

Schedule of Investments (continued) September 30, 2020	Master Total Return Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Electric Utilities (continued)
Ohio Power Co.
6.60%, 02/15/33	USD	3,415	$4,816,540
4.00%, 06/01/49		3,666	4,489,636
Oncor Electric Delivery Co. LLC
3.70%, 11/15/28		5,350	6,291,886
5.75%, 03/15/29		480	631,145
2.75%, 05/15/30		3,074	3,431,256
5.30%, 06/01/42		597	845,074
3.80%, 09/30/47		2,314	2,810,425
3.80%, 06/01/49		187	227,552
3.10%, 09/15/49		3,583	3,937,850
5.35%, 10/01/52(b)		1,028	1,557,317
Public Service Electric & Gas Co.
3.65%, 09/01/28		6,843	8,012,232
3.20%, 05/15/29		1,531	1,748,470
Public Service Electric and Gas Co., 2.05%, 08/01/50		1,150	1,058,619
Southern California Edison Co.
2.90%, 03/01/21		2,215	2,238,500
1.85%, 02/01/22		1,804	1,806,428
3.70%, 08/01/25		11,997	13,298,301
4.20%, 03/01/29		1,808	2,069,436
2.25%, 06/01/30		9,815	9,848,240
3.60%, 02/01/45		1,389	1,426,123
Tampa Electric Co.
4.35%, 05/15/44		1,190	1,480,771
4.30%, 06/15/48		1,207	1,519,964
4.45%, 06/15/49		2,671	3,450,119
Tohoku Electric Power Co., Inc., 0.00%, 12/03/20(j)(m)	JPY	110,000	1,035,889
Trans-Allegheny Interstate Line Co., 3.85%, 06/01/25(b)	USD	18,145	20,108,017
Vistra Operations Co. LLC
3.55%, 07/15/24(b)		9,301	9,908,284
5.50%, 09/01/26(b)		4,297	4,484,994
5.63%, 02/15/27(b)		4,376	4,617,555
5.00%, 07/31/27(b)		3,804	3,986,592
4.30%, 07/15/29(b)		11,528	12,583,066

			475,122,132

Electrical Equipment — 0.3%
Carrier Global Corp.
1.92%, 02/15/23(b)		14,677	15,101,199
2.24%, 02/15/25(b)		28,975	30,225,889
Otis Worldwide Corp.
2.29%, 04/05/27		935	994,520
2.57%, 02/15/30		6,030	6,480,626
Suzlon Energy Ltd., (1.25% Cash or 2.75% PIK), Series SUEL, 1.25%, 08/17/32(c)(f)(i)(j)(n)		160	112,000

			52,914,234

Electronic Equipment, Instruments & Components — 0.0%
Corning, Inc.
3.70%, 11/15/23		775	838,849
4.38%, 11/15/57		4,068	4,925,601

			5,764,450

Energy Equipment & Services — 0.1%
Hilong Holding Ltd., 8.25%, 09/26/22(f)(i)		250	124,687
Odebrecht Drilling Norbe VIII/IX Ltd., 6.35%, 12/01/21(b)		360	320,114
Pioneer Energy Services Corp.
(11.00% Cash or 11.00% PIK), 11.00%, 05/15/25(b)(c)(n)		3,017	2,413,913

Security		Par (000)	Value

Energy Equipment & Services (continued)
Pioneer Energy Services Corp.
(5.00% Cash or 5.00% PIK), 5.00%, 11/15/25(b)(c)(j)(n)	USD	2,034	$1,099,267
Transocean Guardian Ltd., 5.88%, 01/15/24(b)		927	598,186
Transocean Phoenix 2 Ltd., 7.75%, 10/15/24(b)		7,556	6,952,663
Transocean Proteus Ltd., 6.25%, 12/01/24(b)		759	677,006

			12,185,836

Equity Real Estate Investment Trusts (REITs) — 1.2%
American Tower Corp.
5.00%, 02/15/24		4,536	5,129,160
3.38%, 05/15/24		3,600	3,897,741
2.40%, 03/15/25		12,994	13,732,386
2.75%, 01/15/27		1,252	1,350,577
3.95%, 03/15/29		1,825	2,101,104
3.80%, 08/15/29		8,966	10,264,021
1.88%, 10/15/30		1,251	1,236,069
Boston Properties LP, 3.13%, 09/01/23		2,102	2,223,413
CC Holdings GS V LLC/Crown Castle GS III Corp., 3.85%, 04/15/23		2,211	2,381,164
Crown Castle International Corp.
3.15%, 07/15/23		2,323	2,470,344
1.35%, 07/15/25		5,279	5,336,281
4.45%, 02/15/26		2,370	2,716,162
3.70%, 06/15/26		5,925	6,607,975
3.80%, 02/15/28		474	537,757
4.30%, 02/15/29		1,324	1,545,440
3.10%, 11/15/29		14,492	15,703,906
3.30%, 07/01/30		1,360	1,487,259
2.25%, 01/15/31		3,983	4,025,780
5.20%, 02/15/49		581	764,572
4.15%, 07/01/50		1,362	1,556,794
Digital Dutch Finco BV
1.50%, 03/15/30	EUR	9,150	11,200,009
1.00%, 01/15/32		5,050	5,847,226
Equinix, Inc.
2.63%, 11/18/24	USD	1,762	1,873,457
1.25%, 07/15/25		5,023	5,057,415
1.00%, 09/15/25		13,088	12,994,353
1.55%, 03/15/28		3,099	3,104,198
GLP Capital LP/GLP Financing II, Inc., 4.00%, 01/15/31		2,938	3,058,546
LMIRT Capital Pte Ltd., 7.25%, 06/19/24		200	182,375
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc.
5.63%, 05/01/24		6,235	6,610,846
4.63%, 06/15/25(b)		802	818,040
4.50%, 09/01/26		1,730	1,755,111
5.75%, 02/01/27		4,235	4,563,213
MPT Operating Partnership LP/MPT Finance Corp.
5.25%, 08/01/26		299	307,970
5.00%, 10/15/27		4,705	4,905,903
4.63%, 08/01/29		537	558,732
National Retail Properties, Inc., 2.50%, 04/15/30(g)		4,195	4,160,322
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer, 5.88%, 10/01/28(b)		567	565,583
Prologis Euro Finance LLC, 1.50%, 09/10/49	EUR	7,300	8,681,155
Realty Income Corp.
4.65%, 08/01/23	USD	5	5,525
4.13%, 10/15/26		2,631	3,044,393

50	2 0 2 0 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) September 30, 2020	Master Total Return Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Realty Income Corp.
3.00%, 01/15/27	USD	865	$941,117
3.25%, 01/15/31		3,140	3,474,871
RHP Hotel Properties LP/RHP Finance Corp., 4.75%, 10/15/27		2,358	2,173,887
Service Properties Trust
5.00%, 08/15/22		4,481	4,455,996
4.50%, 06/15/23		7,725	7,575,753
4.35%, 10/01/24		1,505	1,362,025
7.50%, 09/15/25		1,479	1,571,733
VICI Properties LP/VICI Note Co., Inc.
3.50%, 02/15/25(b)		26,650	26,383,633
4.25%, 12/01/26(b)		13,700	13,763,705
3.75%, 02/15/27(b)		4,326	4,253,669
4.63%, 12/01/29(b)		597	607,448
4.13%, 08/15/30(b)		5,173	5,088,939

			236,015,053

Food & Staples Retailing — 0.5%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC
3.50%, 02/15/23(b)		3,289	3,344,091
5.75%, 03/15/25		6,117	6,309,991
7.50%, 03/15/26(b)		3,937	4,319,046
4.63%, 01/15/27(b)		806	824,691
5.88%, 02/15/28(b)		3,317	3,540,898
4.88%, 02/15/30(b)		597	622,373
Alimentation Couche-Tard, Inc., 3.55%, 07/26/27(b)		12,317	13,785,858
CVS Health Corp.
4.10%, 03/25/25		3,698	4,177,372
3.25%, 08/15/29		7,073	7,780,359
3.75%, 04/01/30		22,364	25,520,316
5.30%, 12/05/43		1,240	1,585,824
5.13%, 07/20/45		13,841	17,487,952
Performance Food Group, Inc., 5.50%, 10/15/27(b)		3,012	3,102,360

			92,401,131

Food Products — 0.3%
BRF GmbH, 4.35%, 09/29/26(b)		2,245	2,321,470
BRF SA, 5.75%, 09/21/50(b)		2,675	2,646,270
Campbell Soup Co., 8.88%, 05/01/21		2,350	2,465,443
CP Foods Capital Ltd., 0.50%, 06/18/25(j)		400	394,000
Darling Ingredients, Inc., 5.25%, 04/15/27(b)		1,690	1,774,500
JBS Investments II GmbH
7.00%, 01/15/26(b)		3,405	3,634,837
5.75%, 01/15/28(b)		2,508	2,608,320
JBS USA LUX SA/JBS USA Finance, Inc.
5.75%, 06/15/25(b)		2,836	2,916,968
6.75%, 02/15/28(b)		4,011	4,351,935
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.
6.50%, 04/15/29(b)		4,974	5,520,991
5.50%, 01/15/30(b)		746	811,999
Knight Castle Investments Ltd., 7.99%, 01/23/21		700	491,969
Lamb Weston Holdings, Inc.
4.63%, 11/01/24(b)		2,776	2,893,980
4.88%, 11/01/26(b)		2,790	2,908,575
Mondelez International, Inc., 2.75%, 04/13/30		4,984	5,419,730
Pilgrim’s Pride Corp., 5.88%, 09/30/27(b)		5,344	5,517,680
Post Holdings, Inc.
5.75%, 03/01/27(b)		3,722	3,912,752
5.63%, 01/15/28(b)		2,728	2,894,654

Security		Par (000)	Value

Food Products (continued)
Post Holdings, Inc.
5.50%, 12/15/29(b)	USD	2,156	$2,306,920
Simmons Foods, Inc., 5.75%, 11/01/24(b)		1,440	1,441,498

			57,234,491

Gas Utilities — 0.0%
Atmos Energy Corp., 3.38%, 09/15/49		2,607	2,956,099
Piedmont Natural Gas Co., Inc.
3.64%, 11/01/46		427	485,063
3.35%, 06/01/50		1,635	1,789,196
Promigas SA ESP/Gases del Pacifico SAC, 3.75%, 10/16/29		1,460	1,430,800

			6,661,158

Health Care Equipment & Supplies — 0.1%
Becton Dickinson and Co., 3.30%, 03/01/23		4,494	4,721,511
Boston Scientific Corp.
4.00%, 03/01/29		4,150	4,827,864
2.65%, 06/01/30		1,706	1,810,508
Medtronic Global Holdings SCA
1.50%, 07/02/39	EUR	3,660	4,486,526
1.38%, 10/15/40		570	681,856
1.75%, 07/02/49		3,500	4,303,610
Teleflex, Inc., 4.63%, 11/15/27	USD	1,667	1,754,518

			22,586,393

Health Care Providers & Services — 1.5%
Aetna, Inc.
4.50%, 05/15/42		2,558	3,045,596
4.13%, 11/15/42		10	11,409
4.75%, 03/15/44		1,023	1,263,320
AHS Hospital Corp., 5.02%, 07/01/45		2,140	2,881,018
AMN Healthcare, Inc.
5.13%, 10/01/24(b)		4,520	4,627,350
4.63%, 10/01/27(b)		2,029	2,079,725
Anthem, Inc.
3.65%, 12/01/27		6,450	7,349,429
4.10%, 03/01/28		2,442	2,839,817
Centene Corp.
5.25%, 04/01/25(b)		2,566	2,666,716
5.38%, 06/01/26(b)		12,003	12,648,161
5.38%, 08/15/26(b)		2,500	2,647,938
4.25%, 12/15/27		8,294	8,679,090
4.63%, 12/15/29		2,090	2,254,399
CHRISTUS Health, 4.34%, 07/01/28		4,070	4,736,643
Cigna Corp.
3.00%, 07/15/23		1,605	1,702,683
3.75%, 07/15/23		65	70,439
3.25%, 04/15/25		4,621	5,082,063
3.40%, 03/01/27		4,183	4,690,687
4.38%, 10/15/28		18,752	22,306,585
Cottage Health Obligated Group, 3.30%, 11/01/49		10,759	11,943,766
DaVita, Inc., 4.63%, 06/01/30(b)		6,689	6,851,543
DH Europe Finance II S.a.r.l
1.35%, 09/18/39	EUR	4,795	5,555,422
1.80%, 09/18/49		3,600	4,244,700
Encompass Health Corp.
4.50%, 02/01/28	USD	1,372	1,378,860
4.75%, 02/01/30		1,382	1,402,094
HCA, Inc.
4.75%, 05/01/23		8,538	9,314,011
5.00%, 03/15/24		7,975	8,934,541
5.38%, 02/01/25		1,552	1,699,440

S C H E D U L E O F I N V E S T M E N T S	51

Schedule of Investments (continued) September 30, 2020	Master Total Return Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Health Care Providers & Services (continued)
HCA, Inc.
5.25%, 04/15/25	USD	25,546	$29,496,667
5.88%, 02/15/26		896	1,003,520
5.25%, 06/15/26		2,781	3,244,561
5.38%, 09/01/26		597	659,685
5.63%, 09/01/28		896	1,024,979
5.88%, 02/01/29		597	695,505
4.13%, 06/15/29		3,078	3,481,372
Humana, Inc.
4.50%, 04/01/25		4,430	5,088,166
3.13%, 08/15/29		2,294	2,538,109
4.88%, 04/01/30		2,923	3,653,251
McLaren Health Care Corp., 4.39%, 05/15/48		2,199	2,734,478
Molina Healthcare, Inc., 5.38%, 11/15/22		2,368	2,474,560
Ochsner Clinic Foundation, 5.90%, 05/15/45		734	954,129
PeaceHealth Obligated Group, 4.79%, 11/15/48		462	600,368
RWJ Barnabas Health, Inc., 3.48%, 07/01/49		1,409	1,466,239
Select Medical Corp., 6.25%, 08/15/26(b)		14,365	14,939,600
Sutter Health, 3.70%, 08/15/28		1,823	2,050,330
Tenet Healthcare Corp.
4.63%, 07/15/24		4,979	5,003,895
4.63%, 09/01/24(b)		9,353	9,428,946
5.13%, 05/01/25		8,459	8,537,669
4.88%, 01/01/26(b)		15,230	15,506,577
6.25%, 02/01/27(b)		9,396	9,698,645
5.13%, 11/01/27(b)		896	920,371
4.63%, 06/15/28(b)		511	518,358
UnitedHealth Group, Inc.
2.95%, 10/15/27		11,106	12,394,245
3.85%, 06/15/28		863	1,018,529
5.80%, 03/15/36		5	7,241
6.50%, 06/15/37		231	359,362
2.75%, 05/15/40		14,634	15,462,852
4.63%, 11/15/41		2,362	3,099,134
4.75%, 07/15/45		4,326	5,904,978
4.20%, 01/15/47		1,634	2,069,550
4.25%, 04/15/47		50	63,678
3.75%, 10/15/47		1,148	1,365,063

			310,372,057

Hotels, Restaurants & Leisure — 0.9%
1011778 BC ULC/New Red Finance, Inc.
5.00%, 10/15/25(b)		8,681	8,901,150
3.88%, 01/15/28(b)		448	456,422
Aramark Services, Inc.
4.75%, 06/01/26		1,657	1,676,553
5.00%, 02/01/28(b)		3,857	3,885,927
Boyd Gaming Corp.
8.63%, 06/01/25(b)		1,656	1,815,440
6.38%, 04/01/26		1,848	1,924,119
6.00%, 08/15/26		1,726	1,779,938
Caesars Resort Collection LLC/CRC Finco, Inc., 5.25%, 10/15/25(b)		4,652	4,500,810
Cedar Fair LP, 5.25%, 07/15/29		3,581	3,437,760
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Op
5.50%, 05/01/25(b)		6,059	6,240,770
5.38%, 04/15/27		3,117	3,101,415
Churchill Downs, Inc.
5.50%, 04/01/27(b)		3,722	3,885,024
4.75%, 01/15/28(b)		1,701	1,709,505

Security		Par (000)	Value

Hotels, Restaurants & Leisure (continued)
Colt Merger Sub, Inc.
5.75%, 07/01/25(b)	USD	2,601	$2,682,281
6.25%, 07/01/25(b)		13,890	14,518,453
8.13%, 07/01/27(b)		4,331	4,590,860
Golden Nugget, Inc., 6.75%, 10/15/24(b)		3,550	2,964,250
Hilton Domestic Operating Co., Inc.
5.13%, 05/01/26		4,106	4,226,183
4.88%, 01/15/30		597	614,910
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.
4.63%, 04/01/25		2,955	2,984,550
4.88%, 04/01/27		2,561	2,601,784
HIS Co. Ltd., 0.00%, 11/15/24(j)(m)	JPY	40,000	305,065
Hyatt Hotels Corp., 5.38%, 04/23/25	USD	4,131	4,447,245
International Game Technology PLC
6.25%, 02/15/22(b)		2,025	2,068,031
6.50%, 02/15/25(b)		3,422	3,640,152
6.25%, 01/15/27(b)		448	480,480
IRB Holding Corp., 7.00%, 06/15/25(b)		1,742	1,857,408
Marriott International, Inc., 4.63%, 06/15/30		2,084	2,231,854
Marriott Ownership Resorts, Inc., 6.13%, 09/15/25(b)		3,879	3,995,370
Marriott Ownership Resorts, Inc./ILG LLC, 6.50%, 09/15/26		3,289	3,376,882
McDonald’s Corp.
2.13%, 03/01/30		3,710	3,860,413
4.60%, 05/26/45		2,222	2,756,144
4.88%, 12/09/45		5,602	7,264,260
4.45%, 09/01/48		2,753	3,428,094
3.63%, 09/01/49		2,366	2,656,672
Melco Resorts Finance Ltd.
5.63%, 07/17/27		200	206,875
5.38%, 12/04/29(b)		537	534,063
MGM China Holdings Ltd.
5.38%, 05/15/24(b)		2,481	2,552,329
5.88%, 05/15/26(b)		2,506	2,593,710
5.88%, 05/15/26		200	207,000
MGM Resorts International
5.75%, 06/15/25		392	411,130
4.63%, 09/01/26		229	227,855
5.50%, 04/15/27		390	407,550
REXLot Holdings Ltd., 4.50%, 04/17/19(f)(i)(j)	HKD	1,161	14,979
Sands China Ltd., 4.38%, 06/18/30	USD	1,962	2,060,464
Scientific Games International, Inc., 5.00%, 10/15/25(b)		3,693	3,711,465
SeaWorld Parks & Entertainment, Inc.
8.75%, 05/01/25(b)		4,134	4,371,705
9.50%, 08/01/25(b)		1,587	1,648,830
Starbucks Corp.
2.25%, 03/12/30		2,711	2,815,490
2.55%, 11/15/30		11,184	11,874,660
Station Casinos LLC, 5.00%, 10/01/25(b)		1,495	1,470,407
Studio City Finance Ltd., 7.25%, 02/11/24		200	206,210
Wyndham Destinations, Inc., 6.63%, 07/31/26(b)		1,141	1,195,323
Wyndham Hotels & Resorts, Inc., 5.38%, 04/15/26(b)		1,681	1,710,418
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
5.50%, 03/01/25(b)		6,222	5,872,012
5.25%, 05/15/27(b)		3,101	2,883,930
Wynn Macau Ltd. 4.88%, 10/01/24(b)		3,585	3,526,744

52	2 0 2 0 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) September 30, 2020	Master Total Return Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Hotels, Restaurants & Leisure (continued)
Wynn Macau Ltd.
5.50%, 10/01/27(b)	USD	2,511	$2,454,502
5.50%, 10/01/27		400	391,000
5.13%, 12/15/29(b)		597	571,628
Series AUG, 5.50%, 01/15/26		200	196,000
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.
7.75%, 04/15/25(b)		5,371	5,688,346
5.13%, 10/01/29(b)		5,182	4,935,855

			185,606,654

Household Durables — 0.4%
Ashton Woods USA LLC/Ashton Woods Finance Co.
6.75%, 08/01/25(b)		1,069	1,085,035
9.88%, 04/01/27(b)		3,448	3,792,800
6.63%, 01/15/28(b)		6,260	6,291,300
Beazer Homes U.S.A., Inc., 7.25%, 10/15/29		4,961	5,320,672
Brookfield Residential Properties, Inc./Brookfield Residential U.S. Corp., 6.25%, 09/15/27(b)		6,893	6,951,074
Century Communities, Inc., 6.75%, 06/01/27		7,145	7,537,975
Harvest International Co., 0.00%, 11/21/22(j)(m)	HKD	8,000	1,116,153
KB Home, 7.63%, 05/15/23	USD	1,769	1,941,477
Lennar Corp.
2.95%, 11/29/20		20	20,000
8.38%, 01/15/21		755	768,213
4.75%, 04/01/21		1,788	1,803,645
4.13%, 01/15/22		1,350	1,382,062
4.50%, 04/30/24		1,533	1,640,310
5.88%, 11/15/24		4,092	4,552,350
4.75%, 05/30/25		299	326,323
5.25%, 06/01/26		60	67,350
4.75%, 11/29/27		537	613,120
LGI Homes, Inc., 6.88%, 07/15/26(b)		1,069	1,117,105
M/I Homes, Inc., 4.95%, 02/01/28		5,263	5,420,890
Mattamy Group Corp.
5.25%, 12/15/27(b)		3,110	3,195,525
4.63%, 03/01/30(b)		3,535	3,579,541
PulteGroup, Inc.
4.25%, 03/01/21		152	152,950
5.50%, 03/01/26		418	476,520
5.00%, 01/15/27		562	635,763
6.00%, 02/15/35		53	65,455
Taylor Morrison Communities, Inc., 5.88%, 06/15/27(b)		299	328,900
Tempur Sealy International, Inc., 5.50%, 06/15/26.		3,695	3,835,225
Toll Brothers Finance Corp.
4.38%, 04/15/23		5,264	5,502,117
3.80%, 11/01/29		5,508	5,831,595
TRI Pointe Group, Inc.
5.25%, 06/01/27		2,378	2,538,515
5.70%, 06/15/28		333	364,635
Weekley Homes LLC/Weekley Finance Corp., 4.88%, 09/15/28(b)		1,891	1,909,910

			80,164,505

Household Products — 0.0%
Clorox Co., 3.10%, 10/01/27		900	1,013,872
Kimberly-Clark de Mexico SAB de CV, 2.43%, 07/01/31(b)		1,908	1,950,930
Spectrum Brands, Inc., 5.75%, 07/15/25		2,442	2,517,702

			5,482,504

Security		Par (000)	Value

Independent Power and Renewable Electricity Producers — 0.3%
Calpine Corp.
5.25%, 06/01/26(b)	USD	8,264	$8,585,304
4.50%, 02/15/28(b)		15,793	16,174,243
China Shuifa Singyes Energy Holdings Ltd., (6.00% Cash or 6.00% PIK), 6.00%, 12/19/22(n)		340	309,183
Colbun SA, 3.15%, 03/06/30(b)		675	726,891
NRG Energy, Inc.
7.25%, 05/15/26		8,865	9,434,754
6.63%, 01/15/27		5,276	5,579,370
5.75%, 01/15/28		2,783	3,002,161
5.25%, 06/15/29(b)		3,165	3,441,937
2.75%, 06/01/48(j)		2,906	3,009,849
Orazul Energy Egenor S en C por A, 5.63%, 04/28/27(b)		607	627,335
ReNew Power Pvt Ltd., 5.88%, 03/05/27		200	198,860
ReNew Power Synthetic, 6.67%, 03/12/24		1,000	1,031,250
Star Energy Geothermal Wayang Windu Ltd., 6.75%, 04/24/33(b)		181	199,313
Stoneway Capital Corp.
10.00%, 03/01/27(f)(i)		4,059	1,632,329
10.00%, 03/01/27(b)(f)(i)		4,327	1,740,249
Talen Energy Supply LLC
6.50%, 06/01/25		1,999	1,306,856
10.50%, 01/15/26(b)		1,956	1,486,560
7.25%, 05/15/27(b)		3,184	3,173,238

			61,659,682

Industrial Conglomerates — 0.2%
3M Co., 2.38%, 08/26/29		3,687	3,987,694
General Electric Co., 5.88%, 01/14/38		13,269	15,516,181
Grupo KUO SAB De CV, 5.75%, 07/07/27(b)		2,142	2,068,369
Honeywell International, Inc.
2.70%, 08/15/29		1,451	1,605,334
0.75%, 03/10/32	EUR	7,580	8,939,606
Roper Technologies, Inc., 2.95%, 09/15/29	USD	6,577	7,239,497
Tyco Electronics Group SA
3.45%, 08/01/24		865	940,548
3.13%, 08/15/27		1,669	1,825,020

			42,122,249

Insurance — 0.4%
Ambac Assurance Corp., 5.10%(b)(l)		462	633,218
Ambac LSNI LLC, (3 mo. LIBOR US + 5.00%), 6.00%, 02/12/23(a)(b)		2,510	2,510,263
Aon Corp.
4.50%, 12/15/28		8,643	10,456,383
3.75%, 05/02/29		15,704	18,114,165
2.80%, 05/15/30		1,500	1,625,190
Aon PLC, 4.75%, 05/15/45		1,475	1,921,403
Marsh & McLennan Cos., Inc.
1.35%, 09/21/26	EUR	4,390	5,423,720
4.38%, 03/15/29	USD	4,809	5,822,645
1.98%, 03/21/30	EUR	3,035	4,021,490
2.25%, 11/15/30	USD	5,332	5,579,520
MetLife, Inc., 4.72%, 12/15/44		1,873	2,473,699
Principal Financial Group, Inc.
3.70%, 05/15/29		2,435	2,853,433
2.13%, 06/15/30		3,114	3,207,753
QBE Insurance Group Ltd., (USD Swap Rate 11:00 am NY 10Y + 4.40%), 5.88%, 06/17/46(k)		450	491,649
Trinity Acquisition PLC, 4.40%, 03/15/26		1,765	2,038,162
Union Life Insurance Co. Ltd., 3.00%, 09/19/21		229	213,471

S C H E D U L E O F I N V E S T M E N T S	53

Schedule of Investments (continued) September 30, 2020	Master Total Return Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Insurance (continued)
Willis North America, Inc.
3.60%, 05/15/24	USD	2,050	$2,238,956
3.88%, 09/15/49		777	893,006
ZhongAn Online P&C Insurance Co. Ltd., 3.50%, 03/08/26		1,200	1,201,666

			71,719,792

Interactive Media & Services — 0.0%
Baidu, Inc., 4.38%, 05/14/24		3,320	3,644,610
Tencent Holdings Ltd., 3.24%, 06/03/50		2,350	2,380,397

			6,025,007

Internet & Direct Marketing Retail — 0.3%
Alibaba Group Holding Ltd., 3.60%, 11/28/24		5,095	5,582,795
Amazon.com, Inc., 3.88%, 08/22/37		9,842	12,253,561
Baozun, Inc., 1.63%, 05/01/24(j)		258	237,455
Booking Holdings, Inc.
4.10%, 04/13/25		13,198	14,850,665
1.80%, 03/03/27	EUR	6,125	7,564,907
Expedia Group, Inc.
6.25%, 05/01/25(b)	USD	5,251	5,791,375
3.80%, 02/15/28		2,973	3,002,260
3.25%, 02/15/30		5,730	5,520,915
Netflix, Inc.
4.88%, 04/15/28		955	1,067,213
6.38%, 05/15/29		478	587,940
5.38%, 11/15/29(b)		537	632,935
4.88%, 06/15/30(b)		597	680,580

			57,772,601

IT Services — 1.1%
21Vianet Group, Inc., 7.88%, 10/15/21		685	699,556
DXC Technology Co.
4.00%, 04/15/23		6,655	7,007,997
4.13%, 04/15/25		1,330	1,437,043
Fidelity National Information Services, Inc.
3.00%, 08/15/26		5,100	5,657,427
1.00%, 12/03/28	EUR	10,500	12,606,254
2.95%, 05/21/39		4,400	6,237,362
Fiserv, Inc.
3.20%, 07/01/26	USD	3,974	4,415,287
3.50%, 07/01/29		13,009	14,829,159
2.65%, 06/01/30		6,790	7,306,620
1.63%, 07/01/30	EUR	8,660	10,826,842
Global Payments, Inc.
3.80%, 04/01/21	USD	1,910	1,935,452
4.80%, 04/01/26		4,157	4,853,299
4.45%, 06/01/28		2,703	3,175,473
3.20%, 08/15/29		5,410	5,900,922
International Business Machines Corp.
3.30%, 05/15/26		18,911	21,295,931
1.70%, 05/15/27		1,442	1,490,782
1.95%, 05/15/30		31,140	32,126,361
4.15%, 05/15/39		2,600	3,184,534
2.85%, 05/15/40		9,573	10,156,115
Leidos, Inc., 4.38%, 05/15/30(b)		13,524	15,849,452
LINE Corp., 0.00%, 09/19/25(j)(m)	JPY	20,000	188,738
Mastercard, Inc.
2.95%, 06/01/29	USD	17,164	19,384,947
3.35%, 03/26/30		6,428	7,537,209
PayPal Holdings, Inc.
1.65%, 06/01/25		4,546	4,708,374
2.65%, 10/01/26		1,096	1,195,936
Sabre GLBL, Inc., 5.25%, 11/15/23(b)		300	293,250

Security		Par (000)	Value

IT Services (continued)
Transcosmos, Inc., 0.00%, 12/22/20(j)(m)	JPY	40,000	$398,753
Visa, Inc.
2.75%, 09/15/27	USD	3,727	4,124,840
4.15%, 12/14/35		3,063	3,966,391
2.70%, 04/15/40		5,603	6,060,676

			218,850,982

Leisure Products — 0.1%
Hasbro, Inc.
2.60%, 11/19/22		12,338	12,781,954
3.90%, 11/19/29		1,450	1,526,066

			14,308,020

Life Sciences Tools & Services — 0.2%
Agilent Technologies, Inc.
3.05%, 09/22/26		9,644	10,600,109
2.75%, 09/15/29		2,205	2,390,243
Avantor, Inc., 6.00%, 10/01/24(b)		1,212	1,266,540
Charles River Laboratories International, Inc.
5.50%, 04/01/26(b)		1,408	1,481,920
4.25%, 05/01/28(b)		758	795,513
IQVIA, Inc.
5.00%, 10/15/26(b)		3,518	3,676,310
5.00%, 05/15/27(b)		3,707	3,887,049
Jaguar Holding Co. II/PPD Development LP, 5.00%, 06/15/28(b)		904	943,550
Thermo Fisher Scientific, Inc.
4.13%, 03/25/25		342	389,582
2.60%, 10/01/29		4,103	4,472,701
4.50%, 03/25/30		3,037	3,757,129
1.88%, 10/01/49	EUR	7,400	8,729,538

			42,390,184

Machinery — 0.2%
China Conch Venture Holdings International Ltd., 0.00%, 09/05/23(j)(m)	HKD	6,000	859,010
Colfax Corp., 6.00%, 02/15/24(b)	USD	2,044	2,118,095
HTA Group Ltd., 7.00%, 12/18/25(b)		2,290	2,387,325
John Deere Cash Management SA
1.85%, 04/02/28	EUR	730	955,179
2.20%, 04/02/32		2,385	3,301,625
Parker-Hannifin Corp.
2.70%, 06/14/24	USD	9,940	10,642,217
3.25%, 06/14/29		1,783	1,996,866
Terex Corp., 5.63%, 02/01/25(b)		4,180	4,190,450
Vertical U.S. Newco, Inc., 5.25%, 07/15/27(b)		5,290	5,497,712

			31,948,479

Media — 1.9%
Altice France SA
7.38%, 05/01/26(b)		15,115	15,839,008
8.13%, 02/01/27(b)		5,275	5,749,750
5.50%, 01/15/28(b)		3,005	3,042,563
AMC Networks, Inc.
5.00%, 04/01/24		3,289	3,363,002
4.75%, 08/01/25		3,348	3,460,811
CCO Holdings LLC/CCO Holdings Capital Corp.
5.75%, 02/15/26(b)		5,720	5,948,800
5.50%, 05/01/26(b)		3,389	3,520,324
5.13%, 05/01/27(b)		8,329	8,763,940
5.88%, 05/01/27(b)		1,819	1,909,768
5.00%, 02/01/28(b)		10,487	11,011,350
5.38%, 06/01/29(b)		3,505	3,798,544
4.75%, 03/01/30(b)		4,054	4,292,172

54	2 0 2 0 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) September 30, 2020	Master Total Return Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Media (continued)
Charter Communications Operating LLC/Charter Communications Operating Capital
(3 mo. LIBOR US + 1.65%), 1.90%, 02/01/24(a)	USD	208	$212,795
6.38%, 10/23/35		6,501	8,915,462
6.48%, 10/23/45		20,357	27,303,889
5.38%, 05/01/47		9,250	10,983,090
5.13%, 07/01/49		1,609	1,865,560
4.80%, 03/01/50		1,621	1,843,294
6.83%, 10/23/55		1,405	1,945,877
Cinemark Holdings, Inc., 4.50%, 08/15/25(b)(j)		2,609	2,594,283
Clear Channel Worldwide Holdings, Inc., 5.13%, 08/15/27(b)		3,843	3,690,241
Comcast Corp.
4.15%, 10/15/28		14,620	17,617,378
2.65%, 02/01/30		5,553	6,050,633
3.40%, 04/01/30		27,632	31,883,540
1.95%, 01/15/31		19,508	20,051,099
4.40%, 08/15/35		322	408,604
3.90%, 03/01/38		6,050	7,179,140
3.75%, 04/01/40		7,481	8,748,877
4.75%, 03/01/44		8	10,540
4.60%, 08/15/45		2,191	2,826,386
3.40%, 07/15/46		8,690	9,669,281
4.00%, 08/15/47		445	539,618
3.97%, 11/01/47		5,977	7,144,834
4.70%, 10/15/48		1,868	2,491,166
4.00%, 11/01/49		945	1,146,681
2.65%, 08/15/62		1,525	1,457,823
Cox Communications, Inc.
3.25%, 12/15/22(b)		2,960	3,120,089
3.15%, 08/15/24(b)		19,141	20,595,615
CSC Holdings LLC
7.50%, 04/01/28(b)		3,177	3,505,978
5.75%, 01/15/30(b)		6,441	6,843,562
Diamond Sports Group LLC/Diamond Sports Finance Co., 5.38%, 08/15/26(b)		1,821	1,288,358
Discovery Communications LLC
1.90%, 03/19/27	EUR	3,980	4,871,782
5.20%, 09/20/47	USD	2,919	3,535,950
5.30%, 05/15/49		905	1,105,945
4.00%, 09/15/55(b)		7,431	7,544,732
Gray Television, Inc.
5.88%, 07/15/26(b)		1,994	2,068,775
7.00%, 05/15/27(b)		2,255	2,444,730
iHeartCommunications, Inc.
6.38%, 05/01/26		3,559	3,707,433
5.25%, 08/15/27(b)		3,210	3,129,750
4.75%, 01/15/28(b)		299	281,792
JOYY, Inc., 0.75%, 06/15/25(j)		166	180,217
Lamar Media Corp.
5.75%, 02/01/26		2,213	2,284,923
3.75%, 02/15/28(b)		358	356,210
Meredith Corp., 6.88%, 02/01/26		3,573	2,983,455
NBCUniversal Media LLC, 6.40%, 04/30/40		89	137,269
Nexstar Broadcasting, Inc.
5.63%, 07/15/27(b)		3,217	3,379,072
4.75%, 11/01/28(b)		2,573	2,620,729
Nielsen Co. Luxembourg S.a.r.l, 5.00%, 02/01/25(b)		1,349	1,374,294

Security		Par (000)	Value

Media (continued)
Outfront Media Capital LLC/Outfront Media Capital Corp.
5.00%, 08/15/27(b)	USD	4,648	$4,531,800
4.63%, 03/15/30(b)		299	287,040
Sirius XM Radio, Inc.
4.63%, 07/15/24(b)		8,075	8,352,578
5.38%, 07/15/26(b)		2,752	2,864,006
5.00%, 08/01/27(b)		6,435	6,708,487
5.50%, 07/01/29(b)		4,240	4,547,400
TEGNA, Inc.
4.63%, 03/15/28(b)		4,459	4,360,010
5.00%, 09/15/29(b)		657	648,788
Time Warner Cable LLC
4.00%, 09/01/21		911	930,733
6.55%, 05/01/37		990	1,316,168
TWDC Enterprises 18 Corp.
3.70%, 12/01/42		2,383	2,695,444
4.13%, 06/01/44		1,476	1,782,346
3.00%, 07/30/46		2,724	2,810,267
Viacom, Inc., 6.88%, 04/30/36		3,442	4,736,224
ViacomCBS, Inc.
4.38%, 03/15/43		3,795	4,034,170
5.85%, 09/01/43		3,148	3,993,226
Walt Disney Co.
3.70%, 10/15/25		1,846	2,093,643
6.15%, 02/15/41		64	94,428
4.75%, 09/15/44		1,915	2,433,138
2.75%, 09/01/49		1,965	1,916,093
Weibo Corp., 1.25%, 11/15/22(j)		89	84,607
Ziggo Bond Co. BV, 6.00%, 01/15/27(b)		1,779	1,839,041

			387,700,420

Metals & Mining — 0.3%
ABJA Investment Co. Pte Ltd., 5.95%, 07/31/24		200	204,999
Anglo American Capital PLC
5.63%, 04/01/30(b)		3,625	4,449,397
2.63%, 09/10/30(b)		7,395	7,374,886
AngloGold Ashanti Holdings PLC, 3.75%, 10/01/30		1,102	1,125,418
FMG Resources August 2006 Pty Ltd.
4.75%, 05/15/22(b)		2,474	2,532,757
5.13%, 03/15/23(b)		1,681	1,754,124
5.13%, 05/15/24(b)		327	349,073
4.50%, 09/15/27(b)		358	382,169
Freeport-McMoRan, Inc.
5.00%, 09/01/27		358	373,949
5.25%, 09/01/29		358	384,850
Fresnillo PLC, 4.25%, 10/02/50(b)		3,648	3,604,490
Industrias Penoles SAB de CV
4.15%, 09/12/29(b)		3,906	4,242,892
4.75%, 08/06/50(b)		1,074	1,105,394
Minera Mexico SA de CV, 4.50%, 01/26/50(b)		1,833	1,988,805
Newmont Corp.
2.80%, 10/01/29		4,682	5,042,331
2.25%, 10/01/30		3,364	3,471,729
Nucor Corp., 3.95%, 05/01/28		2,488	2,899,807
Steel Dynamics, Inc., 2.80%, 12/15/24		3,750	3,955,981
Teck Resources Ltd., 6.13%, 10/01/35		1,384	1,654,406
Vale Overseas Ltd., 3.75%, 07/08/30		2,475	2,542,444
Vedanta Resources Finance II PLC, 8.00%, 04/23/23		700	549,719

S C H E D U L E O F I N V E S T M E N T S	55

Schedule of Investments (continued) September 30, 2020	Master Total Return Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Metals & Mining (continued)
Vedanta Resources Ltd., 6.13%, 08/09/24	USD	586	$410,200
Votorantim SA, 6.75%, 04/05/21(b)		1,349	1,382,725

			51,782,545

Multiline Retail — 0.0%
Dollar General Corp., 4.13%, 04/03/50		2,356	2,794,114
Macy’s, Inc., 8.38%, 06/15/25(b)		1,286	1,329,634

			4,123,748

Multi-Utilities — 0.3%
Ameren Illinois Co.
3.80%, 05/15/28		3,671	4,291,268
3.70%, 12/01/47		100	117,669
3.25%, 03/15/50		3,650	4,106,360
CenterPoint Energy Resources Corp., 1.75%, 10/01/30		9,695	9,732,107
Consumers Energy Co.
3.95%, 05/15/43		5	6,030
3.25%, 08/15/46		628	699,686
4.05%, 05/15/48		1,325	1,664,761
3.75%, 02/15/50		5,099	6,255,352
3.10%, 08/15/50		6,026	6,577,020
3.50%, 08/01/51		3,600	4,213,968
Dominion Energy Gas Holdings LLC
4.80%, 11/01/43		1,110	1,384,855
4.60%, 12/15/44		1,268	1,576,321
PG&E Corp., 5.00%, 07/01/28		6,372	6,180,840
Virginia Electric & Power Co.
2.75%, 03/15/23		6,506	6,816,101
3.50%, 03/15/27		3,975	4,531,549
4.00%, 01/15/43		8,631	10,564,961
4.00%, 11/15/46		1,554	1,922,669

			70,641,517

Oil, Gas & Consumable Fuels — 2.9%
Boardwalk Pipelines LP
4.80%, 05/03/29		640	697,423
3.40%, 02/15/31		3,031	2,970,852
BP Capital Markets America, Inc.
3.79%, 02/06/24		7,003	7,679,700
3.80%, 09/21/25		7,158	8,068,307
3.41%, 02/11/26		3,329	3,715,550
3.12%, 05/04/26		2,440	2,693,767
BP Capital Markets PLC
3.81%, 02/10/24		4,525	4,974,201
3.54%, 11/04/24		342	377,455
Bruin E&P Partners LLC, 8.88%, 08/01/23(f)(i)		2,601	3,251
Buckeye Partners LP
4.15%, 07/01/23		1,988	1,961,659
4.35%, 10/15/24		2,500	2,453,125
4.13%, 03/01/25(b)		1,160	1,102,000
3.95%, 12/01/26		358	333,584
Cameron LNG LLC
3.30%, 01/15/35(b)		7,430	8,382,935
3.40%, 01/15/38(b)		11,339	12,271,461
Cheniere Corpus Christi Holdings LLC
5.88%, 03/31/25		14,310	16,311,037
5.13%, 06/30/27		13,464	14,987,337
Cheniere Energy Partners LP
5.25%, 10/01/25		4,139	4,234,197
5.63%, 10/01/26		2,955	3,073,200
4.50%, 10/01/29		896	919,090

Security		Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
Cheniere Energy, Inc.
(4.88% Cash or 4.88% PIK) , 4.88%, 05/28/21(b)(j)(n)	USD	16,055	$16,044,815
4.63%, 10/15/28(b)		2,529	2,595,386
Chesapeake Energy Corp.
6.63%, 08/15/20(f)(i)		623	21,805
6.13%, 02/15/21(f)(i)		9,090	318,150
5.38%, 06/15/21(f)(i)		425	15,938
Chevron U.S.A., Inc., 2.34%, 08/12/50		3,650	3,456,676
Concho Resources, Inc.
3.75%, 10/01/27		7,139	7,711,444
4.30%, 08/15/28		7,020	7,764,499
2.40%, 02/15/31		1,245	1,179,315
CrownRock LP/CrownRock Finance, Inc., 5.63%, 10/15/25(b)		3,125	2,945,312
DCP Midstream Operating LP
5.38%, 07/15/25		493	508,322
5.13%, 05/15/29		358	352,630
Diamondback Energy, Inc., 3.50%, 12/01/29		17,404	16,871,865
Enbridge Energy Partners LP, 7.38%, 10/15/45		658	963,405
Enbridge, Inc., 2.90%, 07/15/22		2,018	2,094,593
Endeavor Energy Resources LP/EER Finance, Inc.
5.50%, 01/30/26(b)		1,718	1,705,115
5.75%, 01/30/28(b)		1,351	1,357,755
Energy Transfer Operating LP
3.60%, 02/01/23		3,265	3,359,834
4.25%, 03/15/23		3,843	3,995,726
4.20%, 09/15/23		3,200	3,377,445
4.90%, 02/01/24		113	120,586
4.05%, 03/15/25		2,850	2,995,582
2.90%, 05/15/25		24,294	24,425,266
6.50%, 02/01/42		6,482	6,789,679
Energy Transfer Partners LP/Regency Energy Finance Corp.
5.88%, 03/01/22		11,403	11,911,417
5.00%, 10/01/22		12,080	12,713,360
4.50%, 11/01/23		5,290	5,628,420
Enterprise Products Operating LLC
6.88%, 03/01/33		2,153	2,886,943
6.65%, 10/15/34		145	192,820
4.45%, 02/15/43		6,682	7,213,214
4.85%, 03/15/44		3,040	3,457,606
5.10%, 02/15/45		3,534	4,113,892
EOG Resources, Inc., 4.15%, 01/15/26		9,444	10,815,451
Exxon Mobil Corp., 1.41%, 06/26/39	EUR	9,940	11,486,655
Gray Oak Pipeline LLC
2.00%, 09/15/23(b)	USD	4,753	4,779,215
2.60%, 10/15/25(b)		6,056	6,076,851
Great Western Petroleum LLC/Great Western Finance Corp., 9.00%, 09/30/21(b)		7,127	4,151,477
Hammerhead Resources, Inc., 9.00%, 07/10/22(c)		3,381	2,541,425
Hess Corp., 5.60%, 02/15/41		2,000	2,158,575
HPCL-Mittal Energy Ltd., 5.45%, 10/22/26		200	201,500
Kinder Morgan Energy Partners LP
6.50%, 02/01/37		6,083	7,568,787
6.95%, 01/15/38		1,402	1,834,740
6.38%, 03/01/41		2,148	2,631,084
Leviathan Bond Ltd., 5.75%, 06/30/23(b)		2,914	3,001,417
Marathon Petroleum Corp. 4.75%, 12/15/23		2,680	2,937,309

56	2 0 2 0 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) September 30, 2020	Master Total Return Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
Marathon Petroleum Corp.
4.75%, 09/15/44	USD	1,372	$1,430,336
5.85%, 12/15/45		1,915	2,174,568
Matador Resources Co., 5.88%, 09/15/26		627	524,141
Medco Platinum Road Pte Ltd., 6.75%, 01/30/25		200	191,000
MPLX LP
3.38%, 03/15/23		2,055	2,165,042
4.88%, 12/01/24		11,620	12,981,711
4.25%, 12/01/27		2,445	2,740,339
2.65%, 08/15/30		7,015	6,847,087
5.20%, 03/01/47		2,810	3,063,870
NGPL PipeCo LLC
4.38%, 08/15/22(b)		5,395	5,600,228
4.88%, 08/15/27(b)		7,707	8,363,191
7.77%, 12/15/37(b)		1,336	1,700,599
Northwest Pipeline LLC, 4.00%, 04/01/27		10,855	11,969,406
Oasis Petroleum, Inc., 6.50%, 11/01/21(f)(i)		1,547	340,340
Odebrecht Offshore Drilling Finance Ltd.
6.72%, 12/01/22(b)		746	670,765
(7.72% Cash or 7.72% PIK), 7.72%, 12/01/26(b)(n)		42	4,077
Odebrecht Oil & Gas Finance Ltd., 0.00%(b)(l)(m)		193	193
Parsley Energy LLC/Parsley Finance Corp., 5.63%, 10/15/27(b)		643	639,785
PBF Holding Co. LLC/PBF Finance Corp., 9.25%, 05/15/25(b)		5,440	5,576,109
Pioneer Natural Resources Co., 1.90%, 08/15/30		4,712	4,419,483
PTTEP Treasury Center Co. Ltd., 2.59%, 06/10/27(b)		490	506,685
Puma International Financing SA
5.13%, 10/06/24(b)		2,888	2,555,878
5.00%, 01/24/26(b)		1,709	1,427,549
QEP Resources, Inc., 5.25%, 05/01/23		925	672,938
Sabine Pass Liquefaction LLC
5.63%, 04/15/23		6,227	6,820,869
5.75%, 05/15/24		16,871	19,106,033
5.63%, 03/01/25		34,953	39,980,650
5.88%, 06/30/26		11,384	13,461,514
4.20%, 03/15/28		5,555	6,032,205
Shelf Drilling Holdings Ltd., 8.50%, 11/15/24(c)		10,789	8,631,200
SM Energy Co.
1.50%, 07/01/21(j)		5,224	4,796,004
10.00%, 01/15/25(b)		6,246	5,933,700
Suncor Energy, Inc.
6.80%, 05/15/38(o)		1,859	2,431,813
6.50%, 06/15/38		1,163	1,488,975
6.85%, 06/01/39		1,848	2,422,205
Sunoco Logistics Partners Operations LP
4.25%, 04/01/24		11,234	11,796,104
5.95%, 12/01/25		2,980	3,401,774
Sunoco LP/Sunoco Finance Corp.
4.88%, 01/15/23		1,721	1,729,605
5.50%, 02/15/26		1,394	1,392,258
6.00%, 04/15/27		1,057	1,086,068
Talos Production LLC/Talos Production Finance, Inc., 11.00%, 04/03/22		5,130	4,873,500
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
5.13%, 02/01/25		1,818	1,813,455
5.88%, 04/15/26		2,941	3,019,525
5.38%, 02/01/27		1,690	1,699,498
6.50%, 07/15/27		3,372	3,515,310

Security		Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
5.00%, 01/15/28	USD	448	$436,800
6.88%, 01/15/29		2,717	2,906,375
5.50%, 03/01/30(b)		597	597,627
Texas Eastern Transmission LP
3.50%, 01/15/28(b)		4,737	5,119,932
4.15%, 01/15/48(b)		3,170	3,385,344
Thaioil Treasury Center Co. Ltd., 3.75%, 06/18/50		2,470	2,344,184
TransCanada PipeLines Ltd.
4.63%, 03/01/34		2,905	3,430,621
5.85%, 03/15/36		1,026	1,342,000
Transcontinental Gas Pipe Line Co. LLC
7.85%, 02/01/26		6,627	8,580,013
4.00%, 03/15/28		6,240	6,967,600
4.60%, 03/15/48		3,414	3,903,724
3.95%, 05/15/50(b)		5,137	5,392,237
Western Midstream Operating LP, (3 mo. LIBOR US + 0.85%), 2.12%, 01/13/23(a)		4,291	3,990,630
Williams Cos., Inc., 7.50%, 01/15/31		2,180	2,871,631
WPX Energy, Inc.
8.25%, 08/01/23		375	423,750
5.88%, 06/15/28		558	583,110
Yankuang Group Cayman Ltd., 4.75%, 11/30/20		770	771,902

			591,528,497

Paper & Forest Products — 0.1%
Celulosa Arauco y Constitucion SA, 4.25%, 04/30/29(b)		1,802	1,919,130
Georgia-Pacific LLC
3.73%, 07/15/23(b)		3,907	4,206,387
1.75%, 09/30/25(b)		3,780	3,940,121
7.38%, 12/01/25		3,288	4,249,234
2.10%, 04/30/27(b)		2,870	3,013,694
7.75%, 11/15/29		1,275	1,906,164
2.30%, 04/30/30(b)		4,364	4,630,568
8.88%, 05/15/31		528	853,592
Inversiones CMPC SA, 4.38%, 05/15/23(b)		827	876,878
Suzano Austria GmbH, 3.75%, 01/15/31		800	799,200

			26,394,968

Pharmaceuticals — 0.8%
Allergan Funding SCS, 3.45%, 03/15/22		14,735	15,008,843
AstraZeneca PLC, 1.38%, 08/06/30		14,424	14,030,157
Bausch Health Americas, Inc.
9.25%, 04/01/26(b)		3,933	4,326,300
8.50%, 01/31/27(b)		4,589	5,042,164
Bausch Health Cos., Inc.
5.50%, 11/01/25(b)		4,757	4,881,871
9.00%, 12/15/25(b)		3,992	4,342,498
5.75%, 08/15/27(b)		1,865	1,979,231
7.00%, 01/15/28(b)		1,897	2,010,820
7.25%, 05/30/29(b)		1,961	2,112,978
Bayer U.S. Finance II LLC
2.85%, 04/15/25(b)		2,800	2,874,375
4.38%, 12/15/28(b)		6,176	7,251,809
3.60%, 07/15/42(b)		2,845	2,738,113
Bristol-Myers Squibb Co., 4.55%, 02/20/48		3,279	4,434,493
Eli Lilly & Co., 1.70%, 11/01/49	EUR	3,400	4,329,665
Horizon Therapeutics USA, Inc., 5.50%, 08/01/27(b)	USD	358	379,928
Johnson & Johnson, 3.70%, 03/01/46		2,341	2,930,268
Luye Pharma Group Ltd., 1.50%, 07/09/24(j)		900	882,110

S C H E D U L E O F I N V E S T M E N T S	57

Schedule of Investments (continued) September 30, 2020	Master Total Return Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Pharmaceuticals (continued)
Merck & Co., Inc.
3.40%, 03/07/29	USD	4,691	$5,465,357
1.45%, 06/24/30		6,258	6,345,518
Pfizer, Inc.
3.45%, 03/15/29		8,145	9,535,313
1.70%, 05/28/30		2,919	3,008,272
Pharmacia LLC, 6.60%, 12/01/28		2,164	3,001,543
Shire Acquisitions Investments Ireland DAC
2.88%, 09/23/23		4,400	4,663,780
3.20%, 09/23/26		4,497	5,000,319
Sino Biopharmaceutical Ltd., 0.00%, 02/17/25(j)(m)	EUR	924	1,051,166
Takeda Pharmaceutical Co. Ltd.
5.00%, 11/26/28	USD	8,445	10,496,214
2.05%, 03/31/30		2,809	2,836,654
2.00%, 07/09/40	EUR	10,410	12,927,435
Wyeth LLC, 5.95%, 04/01/37	USD	6,252	9,270,446

			153,157,640

Professional Services — 0.0%
Equifax, Inc., 3.10%, 05/15/30		3,905	4,254,344

Real Estate Management & Development — 0.4%
Agile Group Holdings Ltd.
(5 yr. U.S. Treasury Yield Curve Rate T Note Constant Maturity + 11.29%), 7.88%, (k)(l)		200	202,500
6.70%, 03/07/22		236	241,605
5.75%, 01/02/25		650	637,000
Arrow Bidco LLC, 9.50%, 03/15/24(b)		2,177	1,806,910
Central China Real Estate Ltd.
6.88%, 10/23/20		500	500,000
6.50%, 03/05/21		260	260,003
6.75%, 11/08/21		435	436,823
7.25%, 04/24/23		200	200,500
7.65%, 08/27/23		200	200,761
7.25%, 07/16/24		320	311,200
7.25%, 08/13/24		350	338,625
CFLD Cayman Investment Ltd.
8.63%, 02/28/21		581	581,000
6.90%, 01/13/23		650	614,250
8.60%, 04/08/24		719	665,749
China Aoyuan Group Ltd.
4.80%, 02/18/21		800	798,000
7.95%, 02/19/23		1,765	1,826,775
6.35%, 02/08/24		1,100	1,091,750
China Evergrande Group
9.50%, 04/11/22		200	180,000
11.50%, 01/22/23		400	354,625
4.25%, 02/14/23(j)	HKD	28,000	3,357,980
10.00%, 04/11/23	USD	400	338,000
7.50%, 06/28/23		400	318,250
12.00%, 01/22/24		900	789,187
10.50%, 04/11/24		200	160,500
China SCE Group Holdings Ltd.
7.25%, 04/19/23		1,000	1,015,312
7.38%, 04/09/24		636	641,366
CIFI Holdings Group Co. Ltd.
6.45%, 11/07/24		200	204,500
6.00%, 07/16/25		200	201,625
5.95%, 10/20/25		800	802,750
Country Garden Holdings Co. Ltd.
6.50%, 04/08/24		200	215,563
5.40%, 05/27/25		965	1,037,073
6.15%, 09/17/25		200	221,750

Security		Par (000)	Value

Real Estate Management & Development (continued)
Esic Sukuk Ltd., 3.94%, 07/30/24	USD	1,500	$1,506,562
Fantasia Holdings Group Co. Ltd.
8.38%, 03/08/21		510	506,972
11.75%, 04/17/22		230	235,606
7.95%, 07/05/22		530	509,959
12.25%, 10/18/22		200	205,500
10.88%, 01/09/23		200	199,813
Five Point Operating Co. LP/Five Point Capital Corp., 7.88%, 11/15/25(b)		4,330	4,327,835
Forestar Group, Inc.
8.00%, 04/15/24(b)		9,456	9,999,720
5.00%, 03/01/28(b)		3,502	3,537,020
Future Land Development Holdings Ltd., 7.50%, 01/22/21		700	703,281
Gemdale Ever Prosperity Investment Ltd., 5.60%, 06/14/22		200	205,491
Global Prime Capital Pte Ltd., 5.95%, 01/23/25		451	436,202
Greenland Global Investment Ltd., 5.60%, 11/13/22		200	193,737
Hopson Capital International Group Co. Ltd., 6.00%, 02/17/21		800	797,000
Hopson Development Holdings Ltd., 7.50%, 06/27/22		400	399,000
Howard Hughes Corp.
5.38%, 03/15/25(b)		4,211	4,278,797
5.38%, 08/01/28(b)		4,396	4,393,758
Jingrui Holdings Ltd., 9.45%, 04/23/21		700	686,219
Kaisa Group Holdings Ltd.
6.75%, 02/18/21		555	550,837
8.50%, 06/30/22		254	248,523
11.95%, 10/22/22		900	929,250
11.50%, 01/30/23		200	203,813
10.88%, 07/23/23		200	198,500
11.95%, 11/12/23		215	220,375
9.38%, 06/30/24		500	469,375
KWG Group Holdings Ltd.
7.88%, 09/01/23		486	499,365
7.40%, 03/05/24		200	205,563
5.95%, 08/10/25		614	598,650
Logan Group Co. Ltd., 5.75%, 01/14/25		436	437,362
Logan Property Holdings Co. Ltd., 6.50%, 07/16/23		200	203,688
Longfor Group Holdings Ltd., 3.95%, 09/16/29		620	660,300
MAF Global Securities Ltd., 4.75%, 05/07/24		1,073	1,141,404
New Metro Global Ltd., 6.80%, 08/05/23		400	406,000
No Va Land Investment Group Corp., 5.50%, 04/27/23(j)		1,285	1,304,001
NWD MTN Ltd., 4.13%, 07/18/29		1,200	1,214,625
Powerlong Real Estate Holdings Ltd.
7.13%, 11/08/22		620	638,600
6.95%, 07/23/23		200	204,000
Realogy Group LLC/Realogy Co-Issuer Corp., 9.38%, 04/01/27(b)		410	424,432
Redsun Properties Group Ltd.
11.50%, 03/04/21		800	814,000
10.50%, 10/03/22		600	617,062
RKPF Overseas 2019 A Ltd., 6.00%, 09/04/25		595	590,537
Ronshine China Holdings Ltd.
11.25%, 08/22/21		265	275,600
8.75%, 10/25/22		730	742,775
7.35%, 12/15/23		466	454,615

58	2 0 2 0 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) September 30, 2020	Master Total Return Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Real Estate Management & Development (continued)
Scenery Journey Ltd.
11.50%, 10/24/22	USD	665	$601,825
12.00%, 10/24/23		800	695,791
Seazen Group Ltd.
6.45%, 06/11/22		200	202,491
6.00%, 08/12/24		400	398,000
Shimao Group Holdings Ltd.
5.60%, 07/15/26		200	218,563
4.60%, 07/13/30		1,263	1,326,150
Shui On Development Holding Ltd.
5.75%, 11/12/23		300	299,250
6.15%, 08/24/24		580	580,000
Sunac China Holdings Ltd.
8.35%, 04/19/23		200	203,688
7.95%, 10/11/23		200	201,688
7.50%, 02/01/24		200	200,700
6.65%, 08/03/24		700	673,703
7.00%, 07/09/25		302	291,415
Theta Capital Pte Ltd., 8.13%, 01/22/25		300	262,313
Times China Holdings Ltd.
5.75%, 04/26/22		500	499,170
6.75%, 07/16/23		295	301,361
Vanke Real Estate Hong Kong Co. Ltd., 3.15%, 05/12/25		1,650	1,720,641
Wanda Group Overseas Ltd., 7.50%, 07/24/22		840	809,550
Yango Justice International Ltd.
6.80%, 03/11/21		795	793,012
9.25%, 04/15/23		600	615,937
8.25%, 11/25/23		400	400,375
Yanlord Land HK Co. Ltd.
6.75%, 04/23/23		200	206,813
6.80%, 02/27/24		680	712,300
Yuzhou Properties Co. Ltd.
8.50%, 02/04/23		200	208,688
6.00%, 10/25/23		620	614,575
8.50%, 02/26/24		900	933,187
8.38%, 10/30/24		200	206,813
Zhenro Properties Group Ltd.
5.60%, 02/28/21		325	324,187
9.15%, 05/06/23		910	943,272
8.30%, 09/15/23		200	202,749

			83,575,863

Road & Rail — 0.7%
Burlington Northern Santa Fe LLC
5.75%, 05/01/40		4,135	5,975,116
5.05%, 03/01/41		399	538,179
4.40%, 03/15/42		4,271	5,360,320
CMB International Leasing Management Ltd., 2.75%, 08/12/30		1,150	1,126,560
CSX Corp.
4.25%, 03/15/29		3,216	3,867,872
6.15%, 05/01/37		75	108,953
5.50%, 04/15/41		285	388,904
4.10%, 03/15/44		1,488	1,785,629
4.30%, 03/01/48		7,631	9,504,803
4.75%, 11/15/48		3,141	4,169,948
4.50%, 03/15/49		1,303	1,698,916
4.25%, 11/01/66		1,775	2,201,725
Norfolk Southern Corp.
3.65%, 08/01/25		3,515	3,953,292
2.90%, 06/15/26		6,045	6,672,663
2.55% 11/01/29		365	396,988

Security		Par (000)	Value

Road & Rail (continued)
Norfolk Southern Corp.
4.84%, 10/01/41	USD	455	$597,548
4.45%, 06/15/45		35	44,402
3.40%, 11/01/49		1,244	1,378,002
4.05%, 08/15/52		6,058	7,423,774
Penske Truck Leasing Co. LP/PTL Finance Corp.
4.25%, 01/17/23(b)		2,565	2,760,428
2.70%, 03/14/23(b)		3,425	3,565,425
2.70%, 11/01/24(b)		1,580	1,676,331
3.95%, 03/10/25(b)		2,210	2,458,344
4.00%, 07/15/25(b)		6,435	7,249,212
4.45%, 01/29/26(b)		950	1,087,414
3.40%, 11/15/26(b)		839	918,184
3.35%, 11/01/29(b)		930	988,696
Ryder System, Inc.
2.50%, 09/01/22		345	356,150
2.50%, 09/01/24		3,710	3,899,170
4.63%, 06/01/25		17,920	20,592,463
Union Pacific Corp.
3.25%, 08/15/25		4,144	4,601,664
2.75%, 03/01/26		4,737	5,194,740
3.38%, 02/01/35		2,074	2,399,248
3.60%, 09/15/37		4,179	4,830,153
3.95%, 08/15/59		2,134	2,490,404
3.84%, 03/20/60		6,449	7,481,025
3.75%, 02/05/70		700	790,293
Union Pacific Railroad Co. Pass-Through Trust, Series 2014-1, 3.23%, 05/14/26		2,583	2,865,834

			133,398,772

Semiconductors & Semiconductor Equipment — 1.2%
Analog Devices, Inc., 3.50%, 12/05/26		1,332	1,507,089
Applied Materials, Inc., 2.75%, 06/01/50		6,670	7,009,792
Broadcom Corp./Broadcom Cayman Finance Ltd.
3.13%, 01/15/25		2,971	3,164,869
3.88%, 01/15/27		24,486	27,128,165
Broadcom, Inc.
2.25%, 11/15/23		10,401	10,813,366
3.63%, 10/15/24		3,113	3,394,336
4.70%, 04/15/25		21,345	24,254,591
4.25%, 04/15/26		21,377	24,083,778
4.11%, 09/15/28		5,190	5,853,018
4.15%, 11/15/30		3,866	4,342,847
Intel Corp.
4.10%, 05/19/46		273	340,739
3.73%, 12/08/47		83	99,121
4.75%, 03/25/50		7,044	9,700,434
KLA Corp.
4.10%, 03/15/29		7,170	8,604,951
5.00%, 03/15/49		980	1,308,747
3.30%, 03/01/50		11,466	12,114,077
Lam Research Corp.
3.75%, 03/15/26		7,638	8,762,557
1.90%, 06/15/30		2,535	2,630,323
4.88%, 03/15/49		2,870	4,062,384
2.88%, 06/15/50		3,261	3,371,186
3.13%, 06/15/60		1,024	1,096,661
NVIDIA Corp.
3.20%, 09/16/26		6,970	7,861,983
2.85%, 04/01/30		12,173	13,676,442
3.50%, 04/01/50		6,241	7,303,712
NXP BV/NXP Funding LLC 4.63%, 06/01/23(b)		8,885	9,717,063

S C H E D U L E O F I N V E S T M E N T S	59

Schedule of Investments (continued) September 30, 2020	Master Total Return Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Semiconductors & Semiconductor Equipment (continued)
NXP BV/NXP Funding LLC 5.55%, 12/01/28(b)	USD	2,008	$2,483,344
NXP BV/NXP Funding LLC/NXP USA, Inc.
3.15%, 05/01/27(b)		65	70,252
4.30%, 06/18/29(b)(g)		6,513	7,507,735
3.40%, 05/01/30(b)		13,258	14,513,648
QUALCOMM, Inc.
4.80%, 05/20/45		4,845	6,538,682
4.30%, 05/20/47		3,969	5,098,197
Rohm Co. Ltd., 0.00%, 12/05/24(j)(m)	JPY	30,000	294,410
Texas Instruments, Inc., 1.75%, 05/04/30	USD	1,423	1,467,793

			240,176,292

Software — 0.5%
Activision Blizzard, Inc.
1.35%, 09/15/30		4,271	4,175,091
2.50%, 09/15/50		4,950	4,612,640
Autodesk, Inc.
4.38%, 06/15/25		405	464,640
3.50%, 06/15/27		13,495	15,309,520
Microsoft Corp.
4.20%, 11/03/35		169	221,922
3.45%, 08/08/36		817	991,394
4.10%, 02/06/37		3,621	4,694,309
3.75%, 02/12/45		2,586	3,246,588
3.70%, 08/08/46		8,202	10,299,240
2.53%, 06/01/50		4,735	4,951,953
Oracle Corp.
3.90%, 05/15/35		9,232	11,230,638
3.85%, 07/15/36		1,295	1,530,086
3.80%, 11/15/37		6,303	7,394,738
3.60%, 04/01/40		5,518	6,320,717
5.38%, 07/15/40		2,370	3,305,517
4.13%, 05/15/45		4,119	4,913,279
4.00%, 07/15/46		705	835,658
3.60%, 04/01/50		20,529	23,139,657

			107,637,587

Specialty Retail — 0.2%
Home Depot, Inc., 2.95%, 06/15/29		18,514	20,903,811
L Brands, Inc., 6.63%, 10/01/30(b)		731	743,793
Lowe’s Cos., Inc.
4.00%, 04/15/25		13,350	15,149,249
4.38%, 09/15/45		1,553	1,914,745
4.05%, 05/03/47		2,419	2,892,683
4.55%, 04/05/49		1,762	2,260,942

			43,865,223

Technology Hardware, Storage & Peripherals — 0.5%
Apple Inc.
3.85%, 05/04/43		11,059	13,786,855
3.45%, 02/09/45		5,020	5,860,636
2.55%, 08/20/60		6,900	6,854,480
Dell International LLC/EMC Corp.
6.02%, 06/15/26(b)		335	393,350
4.90%, 10/01/26(b)		4,377	4,947,860
8.10%, 07/15/36(b)		7,500	9,862,787
Hewlett Packard Enterprise Co.
4.40%, 10/15/22		20,602	22,015,772
4.65%, 10/01/24		22,290	25,205,532
HP, Inc., 6.00%, 09/15/41		285	349,361
Innolux Corp., Series 1, 0.00%, 01/22/25(j)(m)		800	868,390
Seagate HDD Cayman, 4.09%, 06/01/29(b)		3,217	3,499,336

			93,644,359

Security		Par (000)	Value

Textiles, Apparel & Luxury Goods — 0.1%
Hanesbrands, Inc.
4.63%, 05/15/24(b)	USD	3,828	$3,980,316
4.88%, 05/15/26(b)		537	573,247
NIKE, Inc., 2.75%, 03/27/27		10,798	12,009,649
Under Armour, Inc., 3.25%, 06/15/26		358	337,415
William Carter Co., 5.63%, 03/15/27(b)		1,700	1,774,375

			18,675,002

Thrifts & Mortgage Finance — 0.0%
Mongolian Mortgage Corp. Hfc LLC, 9.75%, 01/29/22		800	773,750
Nationstar Mortgage Holdings, Inc., 9.13%, 07/15/26(b)		5,946	6,377,085

			7,150,835

Tobacco — 0.5%
Altria Group, Inc.
4.00%, 01/31/24		5,847	6,429,938
4.40%, 02/14/26		8,822	10,190,848
4.80%, 02/14/29		5,450	6,466,941
3.13%, 06/15/31	EUR	8,450	11,312,108
5.80%, 02/14/39	USD	12,869	16,468,612
BAT Capital Corp.
4.91%, 04/02/30		3,175	3,744,714
4.54%, 08/15/47		4,377	4,687,216
5.28%, 04/02/50		1,965	2,309,399
Philip Morris International, Inc., 1.45%, 08/01/39	EUR	11,250	13,033,834
Reynolds American, Inc.
4.45%, 06/12/25	USD	9,839	11,072,204
5.85%, 08/15/45		11,857	14,407,970

			100,123,784

Trading Companies & Distributors — 0.2%
American Builders & Contractors Supply Co., Inc.
5.88%, 05/15/26(b)		1,723	1,787,613
4.00%, 01/15/28(b)		2,286	2,323,147
Beacon Roofing Supply, Inc., 4.88%, 11/01/25(b)		3,424	3,355,520
H&E Equipment Services, Inc., 5.63%, 09/01/25		5,888	6,138,240
HD Supply, Inc., 5.38%, 10/15/26(b)		2,094	2,190,408
Herc Holdings, Inc., 5.50%, 07/15/27(b)		3,403	3,520,914
United Rentals North America, Inc.
4.63%, 10/15/25		2,451	2,506,147
5.88%, 09/15/26		3,421	3,604,879
5.50%, 05/15/27		3,428	3,637,965
3.88%, 11/15/27		4,513	4,648,390
4.88%, 01/15/28		7,036	7,387,800
5.25%, 01/15/30		448	488,880

			41,589,903

Transportation Infrastructure — 0.0%
Adani Ports & Special Economic Zone Ltd., 4.00%, 07/30/27		203	202,493
Delhi International Airport Ltd., 6.13%, 10/31/26		300	302,194
Rumo Luxembourg S.a.r.l, 5.88%, 01/18/25(b)		728	762,352

			1,267,039

Wireless Telecommunication Services — 0.6%
America Movil SAB de CV, 2.88%, 05/07/30		5,957	6,444,700
Bharti Airtel Ltd., 1.50%, 02/17/25(j)		1,900	2,027,809
Digicel Group 0.5 Ltd.
(7.00% Cash or 7.00% PIK), 7.00%, (b)(j)(l)(n)		164	19,690
(5.00% Cash and 3.00% PIK or 8.00% PIK), 8.00%, 04/01/25(b)(n)		991	346,735
Digicel Ltd., 6.75%, 03/01/23(b)(f)(i)		233	145,625
Kenbourne Invest SA, 6.88%, 11/26/24(b)		3,075	3,189,351

60	2 0 2 0 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) September 30, 2020	Master Total Return Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Wireless Telecommunication Services (continued)
Millicom International Cellular SA, 6.63%, 10/15/26(b)	USD	1,100	$1,179,062
Sprint Corp.
7.88%, 09/15/23		312	358,410
7.13%, 06/15/24		156	179,495
7.63%, 02/15/25		4,480	5,241,600
7.63%, 03/01/26		4,516	5,457,067
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, 3.36%, 09/20/21(b)		4,129	4,174,992
T-Mobile USA, Inc.
3.50%, 04/15/25(b)		23,210	25,468,333
3.75%, 04/15/27(b)		20,008	22,451,777
3.88%, 04/15/30(b)		9,814	11,135,161
2.55%, 02/15/31(b)		7,806	8,076,166
Vodafone Group PLC
4.13%, 05/30/25		1,336	1,523,426
4.38%, 02/19/43		4,046	4,703,967
5.25%, 05/30/48		10,959	14,168,041

			116,291,407

Total Corporate Bonds — 37.9% (Cost: $7,273,695,120)			7,584,689,702

Floating Rate Loan Interests(a)

Air Freight & Logistics — 0.0%
XPO Logistics, Inc., Refinancing Term Loan (2018), (1 mo. LIBOR US + 2.00%, 0.00% Floor), 2.15%, 02/24/25		6,661	6,521,405

Airlines — 0.1%
Allegiant Travel Co., Replacement Term Loan, (3 mo. LIBOR US + 3.00%, 0.00% Floor), 3.25%, 02/05/24		14,104	12,975,887
Kestrel Bidco, Inc. (AKA WestJet Airlines), Term Loan, (3 mo. LIBOR US + 3.00%, 1.00% Floor), 4.00%, 12/11/26		14,656	12,667,248

			25,643,135

Biotechnology — 0.0%
Grifols Worldwide Operations Ltd., Dollar Tranche B Term Loan, (1 wk. LIBOR US + 2.00%, 0.00% Floor), 2.10%, 11/15/27		7,203	7,045,692

Building Products — 0.0%
JELD-WEN, Inc., Term B-4 Loan, (1 mo. LIBOR US + 2.00%, 0.00% Floor), 2.15%, 12/14/24		2,890	2,804,605
TAMKO Building Products LLC, Initial Term Loan, (1 mo. LIBOR US + 3.25%, 0.00% Floor), 3.40%, 05/31/26(c)		3,765	3,699,083

			6,503,688

Commercial Services & Supplies — 0.1%
621 17th Street Operating Co. LLC (633 17th Street Operating Co. LLC), Loan, (1 mo. LIBOR US + 2.90%, 0.00% Floor), 3.05%, 05/15/21(c)		8,600	7,740,000
KAR Auction Services, Inc., Tranche B-6 Term Loan, (1 mo. LIBOR US + 2.25%, 0.00% Floor), 2.44%, 09/19/26(c)		1,069	1,029,233

			8,769,233

Security		Par (000)	Value

Construction & Engineering — 0.0%
Pike Corp., Initial Term Loan (2020), (1 mo. LIBOR US + 3.00%, 0.00% Floor), 3.15%, 07/24/26	USD	1,414	$1,399,860
PLH Infrastructure Services, Inc., Term Loan, (3 mo. LIBOR US + 6.00%, 0.00% Floor), 6.24%, 08/07/23(c)		2,537	2,156,486
Ply Gem Midco, Inc., Initial Term Loan, (1 mo. LIBOR US + 3.75%, 0.00% Floor), 3.90%, 04/12/25		2,335	2,287,781

			5,844,127

Construction Materials — 0.0%
Advanced Drainage Systems, Inc., Initial Term Loan, (1 mo. LIBOR US + 2.25%, 0.00% Floor), 2.44%, 09/24/26		928	924,542

Consumer Finance — 0.0%
Crédito Real SAB de CV, SOFOM, ENR (Marevalley Corp.), Tranche A Loan, (3 mo. LIBOR US + 3.75%, 0.00% Floor), 4.00%, 02/21/23(c)		815	727,795

Diversified Financial Services — 0.2%
18 Fremont Street Acquisition LLC, Term Loan, (3 mo. LIBOR US + 8.00%, 1.50% Floor), 9.50%, 08/09/25		12,000	10,800,246
BSREP II Houston Office 1HC Owner LLC, Mezzanine Loan, (1 mo. LIBOR US + 2.10%, 0.00% Floor), 2.26%, 01/09/21(c)		10,813	10,766,218
Connect Finco S.a.r.l (AKA Inmarsat), Initial Term Loan, (1 mo. LIBOR US + 4.50%, 1.00% Floor), 5.50%, 12/12/26		2,522	2,441,938
Flutter Entertainment PLC, USD Term Loan, (3 mo. LIBOR US + 3.50%, 0.00% Floor), 3.72%, 07/10/25		3,251	3,239,582
Intelsat Jackson Holdings SA
DIP Facility, (3 mo. LIBOR US + 5.50%, 1.00% Floor), 6.50%, 07/13/21		1,289	1,309,903
Tranche B-3 Term Loan, (1 mo. PRIME US + 4.75%, 1.00% Floor), 8.00%, 11/27/23		1,275	1,279,424
Tranche B-4 Term Loan, (1 mo. PRIME US + 5.50%, 1.00% Floor), 8.75%, 01/02/24		1,458	1,467,444
Pretium Mortgage Credit Partners I LP, Term Loan B1, (1 mo. LIBOR US + 2.25%, 0.00% Floor), 2.50%, 10/21/20(c)		4,837	4,812,519
RNTR-1 LLC (AKA Seer Sylvan), Initial Term Loan, (1 mo. LIBOR US + 2.38%, 0.25% Floor), 2.63%, 12/20/21(c)		7,528	7,414,952

			43,532,226

Diversified Telecommunication Services — 0.0%
Cablevision Lightpath LLC, Term Loan B, 4.00%, 09/29/27		1,223	1,215,356

Electronic Equipment, Instruments & Components — 0.0%
Robertshaw U.S. Holding Corp. (FKA Fox U.S. Bidco Corp.), Initial Term Loan (Second Lien), (3 mo. LIBOR US + 8.00%, 1.00% Floor), 9.00%, 02/28/26		1,795	1,063,537

Equity Real Estate Investment Trusts (REITs) — 0.1%
VICI Properties 1 LLC, Term B Loan, (1 mo. LIBOR US + 1.75%, 0.00% Floor), 1.91%, 12/22/24		8,361	8,067,884

S C H E D U L E O F I N V E S T M E N T S	61

Schedule of Investments (continued) September 30, 2020	Master Total Return Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Food Products — 0.0%
JBS USA Lux SA (FKA JBS USA LLC), New Term Loan, (1 mo. LIBOR US + 2.00%, 0.00% Floor), 2.15%, 05/01/26	USD	3,342	$3,246,605
Shearer’s Foods LLC, Term Loan B, 4.75%, 09/23/27		992	983,945

			4,230,550

Health Care Providers & Services — 0.1%
Acadia Healthcare Co., Inc., Tranche B-4 Term Loan, (1 mo. LIBOR US + 2.50%, 0.00% Floor), 2.65%, 02/16/23		15,068	14,917,809
Select Medical Corp., Tranche B Term Loan, (1 mo. LIBOR US + 2.50%, 0.00% Floor), 2.78%, 03/06/25		1,124	1,091,601

			16,009,410

Hotels, Restaurants & Leisure — 0.3%
Aimbridge Acquisition Co., Inc.
Initial Term Loan (2019) (First Lien), (1 mo. LIBOR US + 3.75%, 0.00% Floor), 3.89%, 02/01/26(c)		3,914	3,483,117
Term Loan B, 6.75%, 02/02/26(c)		2,052	2,010,960
Caesars Resort Collection LLC
Term B-1 Loan, (1 mo. LIBOR US + 4.50%, 0.00% Floor), 4.65%, 07/20/25(p)		1,469	1,419,305
Term B-1 Loan, (3 mo. LIBOR US + 4.50%, 0.00% Floor), 4.77%, 07/20/25		734	709,652
DuPont Hotel Project Owner LLC, Loan, (1 mo. LIBOR US + 2.50%, 1.00% Floor), 3.50%, 04/01/24(c)		12,000	10,800,000
Golden Nugget, Inc. (AKA Landry’s, Inc.), Initial B Term Loan, (2 mo. LIBOR US + 2.50%, 0.75% Floor), 3.25%, 10/04/23		6,512	5,789,031
Herschend Entertainment Company LLC, Initial Term Loan, (3 mo. LIBOR US + 5.75%, 1.00% Floor), 6.75%, 08/25/25(c)		5,463	5,217,165
PCI Gaming Authority, Term B Facility Loan, (1 mo. LIBOR US + 2.50%, 0.00% Floor), 2.65%, 05/31/26		6,597	6,396,009
Spectacle Gary Holdings LLC, Closing Date Term Loan, (3 mo. LIBOR US + 9.00%, 2.00% Floor), 11.00%, 12/23/25		13,889	13,133,459

			48,958,698

Machinery — 0.0%
Douglas Dynamics LLC, 2020 Term B Loan, (1 mo. LIBOR US + 3.75%, 1.00% Floor), 4.75%, 06/08/26(c)		1,284	1,271,415
Gates Global LLC, Initial B-2 Dollar Term Loan, (1 mo. LIBOR US + 2.75%, 1.00% Floor), 3.75%, 03/31/24		979	962,788

			2,234,203

Media — 0.1%
Airbnb, Inc., Initial Term Loan (First Lien), (3 mo. LIBOR US + 7.50%, 1.00% Floor), 8.50%, 04/17/25(c)		3,814	4,100,523
Burlingame Point LLC, Construction Loan, (3 mo. LIBOR US + 3.10%, 1.75% Floor), 3.10%, 05/09/23(c)		9,919	9,919,147
Charter Communications Operating LLC (AKA CCO Safari LLC), Term A-4 Loan, (1 mo. LIBOR US + 1.25%, 0.00% Floor), 1.40%, 02/01/25(c)		4,237	4,130,616

Security		Par (000)	Value

Media (continued)
CSC Holdings LLC (FKA CSC Holdings, Inc. (Cablevision)), September 2019 Initial Term Loan, (1 mo. LIBOR US + 2.50%, 0.00% Floor), 2.65%, 04/15/27	USD	4,526	$4,380,018
Lamar Media Corp., Term B Loan, (1 mo. LIBOR US + 1.50%, 0.00% Floor), 1.66%, 02/06/27		477	466,235

			22,996,539

Metals & Mining — 0.0%
Samarco Mineracao SA, Term Loan, 3.89%, 12/02/19(f)(i)		1,122	594,762
Zekelman Industries, Inc. (FKA JMC Steel Group, Inc.), 2020 Term Loan, (1 mo. LIBOR US + 2.00%, 0.00% Floor), 2.14%, 01/24/27		1,368	1,322,375

			1,917,137

Multi-Utilities — 0.1%
PG&E Corp., Loan, (1 mo. LIBOR US + 4.50%, 1.00% Floor), 5.50%, 01/01/22		7,780	7,610,921

Oil, Gas & Consumable Fuels — 0.2%
BCP Raptor II LLC, Initial Term Loan, (1 mo. LIBOR US + 4.75%, 0.00% Floor), 4.90%, 11/03/25		9,428	6,567,970
Buckeye Partners LP, Initial Term Loan, (1 mo. LIBOR US + 2.75%, 0.00% Floor), 2.90%, 11/01/26		11,578	11,346,263
California Resources Corp.
Initial Loan, (1 mo. LIBOR US + 4.75%, 1.00% Floor), 5.75%, 12/31/22(f)(i)		8,708	3,132,442
Junior DIP Facility, (1 mo. LIBOR US + 9.00%, 1.00% Floor), 10.00%, 01/15/21(c)		5,211	5,159,299
Loan, (1 mo. LIBOR US + 10.38%, 1.00% Floor), 11.38%, 12/31/21(f)(i)		7,760	148,759
Chesapeake Energy Corp., Term A Loan , (1 mo. LIBOR US + 8.00%, 1.00% Floor), 9.00%, 06/23/24(c)(f)(i)		15,648	10,640,640

			36,995,373

Real Estate Management & Development — 0.1%
BRE Park Avenue Tower Owner LLC, Mezzanine A Loan, (1 mo. LIBOR US + 2.05%, 0.00% Floor), 2.21%, 03/09/24(c)		16,472	16,404,401

Road & Rail — 0.0%
Genesee & Wyoming, Inc., Initial Term Loan, (3 mo. LIBOR US + 2.00%, 0.00% Floor), 2.22%, 12/30/26		4,237	4,163,245

Software — 0.1%
Interface Security Systems LLC, Initial Term Loan, (3 mo. LIBOR US + 7.00%, 1.75% Floor), 8.75%, 08/07/23(c)		5,621	5,431,776
Playtika Holding Corp., Term B Loan, (3 mo. LIBOR US + 6.00%, 1.00% Floor), 7.00%, 12/10/24		10,974	10,969,728

			16,401,504

Technology Hardware, Storage & Peripherals — 0.0%
Everi Payments, Inc.
Term B Loan, (1 mo. LIBOR US + 2.75%, 1.00% Floor), 3.75%, 05/09/24		806	777,223
Term Loan, (1 mo. LIBOR US + 10.50%, 1.00% Floor), 11.50%, 05/09/24(c)		736	747,197

			1,524,420

62	2 0 2 0 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) September 30, 2020	Master Total Return Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Thrifts & Mortgage Finance — 0.1%
Caliber Home Loans, Inc.
Term Loan, (1 mo. LIBOR US + 3.25%, 0.00% Floor), 3.41%, 04/24/21(c)	USD	5,290	$5,263,369
Term Loan, (1 mo. LIBOR US + 3.25%, 0.00% Floor), 3.16%, 04/24/21(c)		5,154	5,128,411
Roundpoint Mortgage Servicing Corp., Closing Date Term Loan, (1 mo. LIBOR US + 3.38%, 0.00% Floor), 3.53%, 08/27/21(c)		5,395	5,398,955

			15,790,735

Trading Companies & Distributors — 0.0%
Foundation Building Materials Holding Company LLC, Term Loan, (1 mo. LIBOR US + 3.00%, 0.00% Floor), 3.42%, 08/13/25		3,940	3,875,803

Total Floating Rate Loan Interests — 1.6% (Cost: $346,436,631)			314,971,559

Foreign Agency Obligations

Argentina — 0.0%
YPF SA, 7.00%, 12/15/47(b)		1,525	958,129

Brazil — 0.1%
Banco do Brasil SA
5.38%, 01/15/21(b)		1,204	1,213,782
5.88%, 01/26/22(b)		1,244	1,298,036
Centrais Eletricas Brasileiras SA
5.75%, 10/27/21(b)		365	376,589
3.63%, 02/04/25(b)		1,830	1,823,137
Petrobras Global Finance BV
5.09%, 01/15/30		2,902	3,049,567
6.75%, 06/03/50		1,066	1,139,621

			8,900,732

Chile — 0.0%
Corp Nacional del Cobre de Chile, 3.75%, 01/15/31(b)		730	812,125
Empresa de los Ferrocarriles del Estado, 3.07%, 08/18/50(b)		1,105	1,077,375
Empresa de Transporte de Pasajeros Metro SA, 3.65%, 05/07/30(b)		1,110	1,225,163

			3,114,663

China — 0.2%
Chengdu Xingcheng Investment Group Co. Ltd., 2.50%, 03/20/21	EUR	800	929,172
China Construction Bank Corp.
(5 yr. U.S. Treasury Yield Curve Rate T Note Constant Maturity + 1.88%), 4.25%, 02/27/29(k)	USD	805	860,092
(5 yr. U.S. Treasury Yield Curve Rate T Note Constant Maturity + 2.15%), 2.45%, 06/24/30(k)		2,950	2,951,150
China Development Bank Financial Leasing Co. Ltd., (5 yr. U.S. Treasury Yield Curve Rate T Note Constant Maturity + 2.75%), 2.88%, 09/28/30(k)		1,200	1,195,677
China Minmetals Corp., (5 yr. U.S. Treasury Yield Curve Rate T Note Constant Maturity + 4.72%), 3.75%(k)(l)		339	345,702
China Resources Land Ltd., (5 yr. U.S. Treasury Yield Curve Rate T Note Constant Maturity + 5.14%), 3.75%(k)(l)		1,450	1,475,828

Security		Par (000)	Value

China (continued)
Chinalco Capital Holdings Ltd. 4.25%, 04/21/22	USD	1,025	$1,040,695
(5 yr. U.S. Treasury Yield Curve Rate T Note Constant Maturity + 5.79%), 4.10%, (k)(l)		735	743,728
CITIC Ltd., 2.85%, 02/25/30		1,140	1,177,050
Franshion Brilliant Ltd., 4.25%, 07/23/29		1,000	1,015,938
Guangxi Financial Investment Group Co. Ltd., 5.75%, 01/23/21		500	495,156
Huarong Finance 2019 Co. Ltd.
3.25%, 11/13/24		2,300	2,370,127
4.50%, 05/29/29		1,300	1,397,094
3.88%, 11/13/29		1,600	1,646,000
3.63%, 09/30/30		1,240	1,260,134
(5 yr. U.S. Treasury Yield Curve Rate T Note Constant Maturity + 6.98%), 4.25%, (k)(l)		855	851,794
Huarong Finance II Co. Ltd., 5.00%, 11/19/25		1,550	1,719,531
Inner Mongolia High-Grade High Way Construction And Development Co. Ltd., 4.38%, 12/04/20		300	299,844
Leader Goal International Ltd., (5 yr. U.S. Treasury Yield Curve Rate T Note Constant Maturity + 6.92%), 4.25%(k)(l)		700	714,875
Rongshi International Finance Ltd., 3.75%, 05/21/29		1,945	2,171,106
Sino-Ocean Land Treasure IV Ltd.
5.25%, 04/30/22		480	494,793
4.75%, 08/05/29		1,615	1,633,169
Sinopec Group Overseas Development 2018 Ltd., 2.15%, 05/13/25(b)		2,345	2,424,613
Sunny Express Enterprises Corp., 3.13%, 04/23/30		1,385	1,459,390

			30,672,658

Colombia — 0.1%
Ecopetrol SA
5.38%, 06/26/26		11,184	12,311,137
6.88%, 04/29/30		2,198	2,628,807
Empresas Publicas de Medellin ESP
4.25%, 07/18/29(b)		1,883	1,880,364
4.38%, 02/15/31(b)		1,447	1,447,000
Oleoducto Central SA, 4.00%, 07/14/27(b)		2,213	2,298,200

			20,565,508

Hong Kong — 0.0%
Nanyang Commercial Bank Ltd., (5 yr. U.S. Treasury Yield Curve Rate T Note Constant Maturity + 2.18%), 3.80%, 11/20/29(k)		1,750	1,770,781

India — 0.0%
Bharat Petroleum Corp. Ltd., 4.00%, 05/08/25		473	495,467
Greenko Dutch BV, 5.25%, 07/24/24		200	203,437
Greenko Investment Co., 4.88%, 08/16/23		200	198,688
Greenko Solar Mauritius Ltd., 5.55%, 01/29/25		200	204,000
Oil India Ltd., 5.13%, 02/04/29		880	940,500
Power Finance Corp. Ltd.
3.75%, 06/18/24		1,060	1,090,475
3.75%, 12/06/27		1,130	1,111,991
4.50%, 06/18/29		893	901,930
REC Ltd., 4.75%, 05/19/23		725	761,022

			5,907,510

S C H E D U L E O F I N V E S T M E N T S	63

Schedule of Investments (continued) September 30, 2020	Master Total Return Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Indonesia — 0.0%
Pertamina Persero PT
3.10%, 01/21/30	USD	500	$514,844
4.18%, 01/21/50		2,800	2,823,100

			3,337,944

Kuwait — 0.1%
Equate Petrochemical BV, 4.25%, 11/03/26		879	921,130
MEGlobal Canada ULC
5.00%, 05/18/25(b)		3,035	3,267,367
5.00%, 05/18/25		3,400	3,664,228
5.88%, 05/18/30(b)		1,770	2,059,838
5.88%, 05/18/30		1,350	1,574,443

			11,487,006

Malaysia — 0.0%
1MDB Energy Ltd., 5.99%, 05/11/22		1,500	1,573,125
Petronas Capital Ltd., 3.50%, 04/21/30(b)		2,628	2,938,393

			4,511,518

Mexico — 0.1%
Mexico City Airport Trust, 5.50%, 07/31/47(b)		561	455,964
Petroleos Mexicanos
5.50%, 01/21/21		600	605,250
4.25%, 01/15/25		3,372	3,124,685
4.50%, 01/23/26		6,952	6,153,909
6.95%, 01/28/60		10,944	8,465,184
(3 mo. LIBOR US + 3.65%), 3.90%, 03/11/22(a)		2,287	2,234,239

			21,039,231

Morocco — 0.0%
OCP SA, 4.50%, 10/22/25		1,171	1,235,039

Panama — 0.0%
Banco Nacional de Panama, 2.50%, 08/11/30(b)		1,627	1,601,228

Peru — 0.0%
Consorcio Transmantaro SA, 4.70%, 04/16/34(b)		1,155	1,361,853

Qatar — 0.0%
Ooredoo International Finance Ltd., 5.00%, 10/19/25		878	1,026,163

Saudi Arabia — 0.0%
SABIC Capital II BV
4.00%, 10/10/23		1,273	1,368,475
4.00%, 10/10/23(b)		1,864	2,003,800

			3,372,275

Singapore — 0.0%
BOC Aviation Ltd., 3.00%, 09/11/29		2,000	2,038,750

United Arab Emirates — 0.1%
Abu Dhabi Crude Oil Pipeline LLC, 4.60%, 11/02/47		1,100	1,347,156
DP World Crescent Ltd., 3.91%, 05/31/23		2,019	2,127,443
MDGH - GMTN BV
2.50%, 11/07/24(b)		2,650	2,762,625
2.88%, 11/07/29(b)		1,779	1,903,530

			8,140,754

United States — 0.0%
Citgo Holding, Inc., 9.25%, 08/01/24(b)		1,775	1,690,688

Total Foreign Agency Obligations — 0.7% (Cost: $126,210,436)			132,732,430

Security		Par (000)	Value

Foreign Government Obligations

Bahrain — 0.0%
Kingdom of Bahrain
7.38%, 05/14/30	USD	3,267	$3,584,511
5.63%, 09/30/31		1,615	1,574,625

			5,159,136

Brazil — 0.1%
Federative Republic of Brazil, 3.88%, 06/12/30		8,693	8,693,000

Chile — 0.0%
Republic of Chile, 2.45%, 01/31/31		2,116	2,227,090

China — 3.5%
People’s Republic of China
3.30%, 07/04/23	CNH	3,500	525,409
1.99%, 04/09/25	CNY	2,864,850	402,631,898
2.41%, 06/19/25		447,300	64,176,543
2.85%, 06/04/27		318,800	45,816,282
3.29%, 05/23/29		159,300	23,574,255
2.68%, 05/21/30		1,199,730	169,326,865

			706,051,252

Colombia — 0.3%
Colombian TES
6.25%, 11/26/25	COP	12,296,000	3,509,645
7.25%, 10/18/34		34,310,100	9,761,569
Republic of Colombia
3.88%, 04/25/27	USD	16,282	17,584,560
4.50%, 03/15/29		13,000	14,564,062
3.13%, 04/15/31		8,599	8,783,879
5.20%, 05/15/49		8,440	10,196,575

			64,400,290

Dominican Republic — 0.1%
Dominican Republic
4.50%, 01/30/30		11,416	11,184,112
6.40%, 06/05/49		3,458	3,467,726
5.88%, 01/30/60(b)		2,128	2,008,300
5.88%, 01/30/60		2,934	2,768,963

			19,429,101

Egypt — 0.1%
Arab Republic of Egypt
5.25%, 10/06/25(b)		2,831	2,823,923
5.63%, 04/16/30	EUR	2,767	2,938,017
6.38%, 04/11/31(b)		2,459	2,682,157
7.90%, 02/21/48	USD	3,230	2,973,619
8.88%, 05/29/50(b)		4,205	4,168,206

			15,585,922

Hungary — 0.1%
Republic of Hungary, 5.38%, 03/25/24		8,710	9,981,116

Indonesia — 0.3%
Perusahaan Penerbit SBSN Indonesia III, 3.80%, 06/23/50		1,504	1,600,820
Republic of Indonesia
7.00%, 05/15/27	IDR	88,851,000	6,078,651
4.10%, 04/24/28	USD	10,993	12,490,796
2.85%, 02/14/30		15,357	16,148,845
7.00%, 09/15/30	IDR	39,330,000	2,643,145
6.63%, 05/15/33		25,942,000	1,643,168
7.50%, 06/15/35		76,657,000	5,180,658
8.38%, 04/15/39		111,094,000	7,940,085
7.38%, 05/15/48		72,527,000	4,784,260

			58,510,428

64	2 0 2 0 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) September 30, 2020	Master Total Return Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Italy — 0.3%
Buoni Poliennali Del Tesoro, 1.80%, 03/01/41(b)	EUR	47,825	$58,732,718

Maldives — 0.0%
Republic of Maldives, 7.00%, 06/07/22	USD	775	575,437

Mexico — 0.3%
United Mexican States
4.15%, 03/28/27		30,448	33,842,952
3.25%, 04/16/30		8,149	8,360,874
4.50%, 01/31/50		17,010	17,903,025

			60,106,851

Mongolia — 0.0%
Mongolian People’s Republic, 8.75%, 03/09/24		236	263,804

Panama — 0.2%
Republic of Panama
3.88%, 03/17/28		25,538	28,961,688
3.16%, 01/23/30		6,025	6,544,656

			35,506,344

Peru — 0.1%
Republic of Peru
4.13%, 08/25/27		17,494	20,385,977
2.78%, 01/23/31		3,272	3,540,304

			23,926,281

Philippines — 0.2%
Republic of the Philippines
3.00%, 02/01/28		30,655	33,733,988
3.75%, 01/14/29		4,174	4,871,841

			38,605,829

Qatar — 0.0%
State of Qatar, 3.75%, 04/16/30		6,383	7,392,312

Romania — 0.0%
Republic of Romania, 3.00%, 02/14/31(b)		4,056	4,162,470

Russian Federation — 0.2%
Russian Federation
8.15%, 02/03/27	RUB	564,263	8,182,812
6.00%, 10/06/27		316,725	4,098,410
4.38%, 03/21/29	USD	6,200	7,123,800
6.90%, 05/23/29	RUB	651,725	8,837,644
8.50%, 09/17/31		632,552	9,567,853

			37,810,519

Saudi Arabia — 0.1%
Kingdom of Saudi Arabia, 3.25%, 10/22/30	USD	8,493	9,214,905

Sri Lanka — 0.0%
Republic of Sri Lanka
6.85%, 03/14/24		625	458,203
6.35%, 06/28/24		200	144,312
7.85%, 03/14/29		200	137,813
7.55%, 03/28/30		1,200	810,000

			1,550,328

Ukraine — 0.1%
Ukraine Government
6.75%, 06/20/26	EUR	2,600	2,961,699
9.75%, 11/01/28	USD	11,527	12,441,955
7.38%, 09/25/32		11,392	10,701,360

			26,105,014

Security		Par (000)	Value

Uruguay — 0.1%
Republic of Uruguay
4.38%, 10/27/27	USD	15,409	$17,797,803
5.10%, 06/18/50		3,180	4,264,181

			22,061,984

Total Foreign Government Obligations — 6.1% (Cost: $1,197,658,415)			1,216,052,131

		Shares

Investment Companies

Equity Funds — 0.0%
Communication Services Select Sector SPDR Fund		900	53,460

Fixed-Income Funds — 1.4%
iShares iBoxx High Yield Corporate Bond ETF(g)(h)(q)		1,523,730	127,840,947
SPDR Bloomberg Barclays High Yield Bond ETF(h)		1,379,494	143,839,839

			271,680,786

Total Investment Companies — 1.4% (Cost: $272,702,865)			271,734,246

		Par (000)

Municipal Bonds

Arizona — 0.0%
Arizona Health Facilities Authority, RB, 1.01%, 01/01/37(d)	USD	1,355	1,241,318

California — 0.6%
Bay Area Toll Authority
RB, 2.43%, 04/01/26		2,845	3,064,634
RB, Series S1, 6.92%, 04/01/40		3,145	4,839,055
RB, Series S1, 7.04%, 04/01/50		10,645	19,144,926
California Pollution Control Financing Authority, RB, AMT, 5.00%, 11/21/45(b)		1,000	1,024,630
California State University, RB, Series B, 2.98%, 11/01/51		8,170	8,536,180
City of Riverside, CA Electric Revenue, RB, 7.61%, 10/01/40		1,325	2,176,710
Contra Costa Community College District, GO, 6.50%, 08/01/34		570	840,476
Los Angeles Community College District, GO, 6.60%, 08/01/42		3,990	6,792,257
Los Angeles Unified School District
GO, 5.75%, 07/01/34		415	579,228
GO, 6.76%, 07/01/34		7,405	10,958,585
Sacramento County Sanitation Districts Financing Authority, Refunding RB, (NPFGC), Series B, 0.70%, 12/01/35(d)		3,500	3,022,321
San Jose Redevelopment Agency Successor Agency
TA, Series A, 3.18%, 08/01/26		2,025	2,259,353
TA, Series A, 3.13%, 08/01/28		4,275	4,741,103
TA, Series A, 3.25%, 08/01/29		3,585	3,979,565
State of California
GO, 7.50%, 04/01/34		855	1,417,120
GO, 7.55%, 04/01/39		4,565	7,948,715
GO, 7.30%, 10/01/39		2,575	4,228,201
GO, 7.35%, 11/01/39		720	1,203,394

S C H E D U L E O F I N V E S T M E N T S	65

Schedule of Investments (continued) September 30, 2020	Master Total Return Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

California (continued)
State of California Refunding GO, 4.60%, 04/01/38	USD	22,215	$26,373,870
University of California
RB, 5.77%, 05/15/43		8,110	11,812,052
RB, 4.86%, 05/15/2112		1,940	2,756,119

			127,698,494

Connecticut — 0.0%
State of Connecticut
GO, Series A, 3.31%, 01/15/26		860	960,844
GO, Series D, 5.09%, 10/01/30		5,755	7,140,631

			8,101,475

District of Columbia — 0.0%
District of Columbia
RB, 5.00%, 07/15/34		775	909,207
RB, 5.00%, 07/15/35		775	905,634

			1,814,841

Florida — 0.1%
County of Broward, FL Airport System Revenue RB, 2.91%, 10/01/32		1,435	1,454,588
RB, Series C, 2.50%, 10/01/28		5,360	5,441,204
County of Miami-Dade, FL Aviation Revenue
RB, 2.53%, 10/01/30		5,705	5,692,221
RB, 4.06%, 10/01/31		1,765	1,951,631
RB, Series A, 5.00%, 10/01/38		1,600	1,809,488
Refunding RB, Series D, 3.35%, 10/01/29		560	592,088
Refunding RB, Series D, 3.45%, 10/01/30		1,030	1,089,853
Sumter Landing Community Development District, RB, 4.17%, 10/01/47		920	1,023,040

			19,054,113

Georgia — 0.0%
Municipal Electric Authority of Georgia
RB, 6.64%, 04/01/57		2,487	3,710,753
RB, 6.66%, 04/01/57		1,115	1,690,753

			5,401,506

Hawaii — 0.0%
State of Hawaii, GO, 1.70%, 08/01/32		415	412,879

Idaho — 0.0%
Idaho Health Facilities Authority, RB, Series A, 5.00%, 12/01/47		1,155	1,377,234

Illinois — 0.1%
State of Illinois, GO, 5.10%, 06/01/33		13,140	13,192,166

Indiana — 0.0%
Indiana Housing & Community Development Authority, RB, (GNMA), Series A, 3.80%, 07/01/38		495	538,852

Massachusetts — 0.1%
Commonwealth of Massachusetts
GO, 5.46%, 12/01/39		430	610,209
GO, 2.90%, 09/01/49		225	247,639
Massachusetts Development Finance Agency
RB, 5.00%, 07/01/47		1,260	1,465,909
RB, Series J2, 5.00%, 07/01/48		1,035	1,230,843
Massachusetts HFA
RB, Series A, 4.50%, 12/01/48		1,160	1,242,488
Refunding RB, AMT, Series B, 4.50%, 12/01/39		910	962,953
Refunding RB, AMT, Series B, 4.60%, 12/01/44		960	1,038,643

Security		Par (000)	Value

Massachusetts (continued)
Massachusetts School Building Authority
RB, 2.87%, 10/15/31	USD	5,350	$5,779,284
RB, 2.97%, 10/15/32		4,300	4,653,890

			17,231,858

Michigan — 0.0%
Michigan Finance Authority
RB, 5.00%, 11/15/28		1,380	1,697,055
RB, 5.00%, 06/01/39		840	947,235
RB, 5.00%, 11/15/41		850	999,277
Michigan State HDA
RB, Series A, 3.55%, 10/01/33		1,055	1,157,145
RB, Series A, 4.00%, 10/01/43		1,010	1,110,869
RB, Series A, 4.05%, 10/01/48		465	510,551
Royal Oak Hospital Finance Authority, RB, Series D, 5.00%, 09/01/39		1,160	1,298,504

			7,720,636

Mississippi — 0.0%
State of Mississippi
GO, 1.63%, 11/01/31		155	158,582
GO, 1.73%, 11/01/32		470	481,590

			640,172

New Jersey — 0.1%
New Jersey Transportation Trust Fund Authority, RB, Series C, 5.75%, 12/15/28		1,630	1,855,869
New Jersey Turnpike Authority, RB, Series F, 7.41%, 01/01/40		2,329	3,924,505
Rutgers The State University of New Jersey, RB, 3.27%, 05/01/43		4,555	4,914,617

			10,694,991

New York — 0.5%
City of New York, NY, GO, 2.90%, 08/01/32		2,875	3,101,032
Metropolitan Transportation Authority
RB, 5.87%, 11/15/39		735	867,947
RB, 6.67%, 11/15/39		350	444,682
RB, Series E, 6.81%, 11/15/40		860	1,105,934
New York City Housing Development Corp.
RB, 3.70%, 11/01/38		1,090	1,156,763
RB, Series C-1B, 3.85%, 11/01/43		3,300	3,537,039
New York City Transitional Finance Authority
Future Tax Secured Revenue
RB, Series B3, 3.90%, 08/01/31		4,860	5,557,361
RB, Series C3, 3.35%, 11/01/30		6,190	6,886,375
RB, Series C4, 3.55%, 05/01/25		4,155	4,643,919
RB, Series F2, 3.05%, 05/01/27		4,675	5,177,749
New York City Water & Sewer System
RB, 5.75%, 06/15/41		385	593,963
RB, 6.01%, 06/15/42		665	1,054,890
RB, 5.38%, 06/15/43		2,920	2,950,602
RB, 5.44%, 06/15/43		3,400	5,255,414
RB, 5.50%, 06/15/43		5,285	5,342,342
RB, 5.88%, 06/15/44		1,240	1,989,245
Refunding RB, 5.38%, 06/15/43		1,490	1,505,273
New York State Dormitory Authority
RB, 2.99%, 07/01/40		630	656,429
RB, Series H, 5.39%, 03/15/40		1,470	2,059,911
Refunding RB, Series F, 3.19%, 02/15/43		1,985	2,152,613
New York State Urban Development Corp.
RB, 3.32%, 03/15/29		4,035	4,513,511
RB, 2.23%, 03/15/33		5,940	6,035,693
Refunding RB, Series B, 2.35%, 03/15/27		3,650	3,872,029

66	2 0 2 0 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) September 30, 2020	Master Total Return Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

New York (continued)
New York Transportation Development Corp.
RB, Series A, 5.00%, 07/01/46	USD	730	$780,297
RB, Series A, 5.25%, 01/01/50		9,190	9,902,041
Port Authority of New York & New Jersey
RB, 5.65%, 11/01/40		2,165	3,090,451
RB, 4.96%, 08/01/46		5,020	6,760,434
RB, 4.93%, 10/01/51		1,045	1,421,284
RB, 4.46%, 10/01/62		2,890	3,702,581
State of New York, Refunding GO, Series B, 2.80%, 02/15/32		5,195	5,656,628

			101,774,432

Ohio — 0.1%
American Municipal Power, Inc.
RB, Series B, 7.83%, 02/15/41		1,500	2,500,065
RB, Series B, 8.08%, 02/15/50		2,650	4,845,711
JobsOhio Beverage System, RB, Series B, 3.99%, 01/01/29		8,385	9,619,691

			16,965,467

Oregon — 0.1%
Oregon School Boards Association
GO, (AMBAC), 4.76%, 06/30/28		3,750	4,319,962
GO, (NPFGC), Series B, 5.55%, 06/30/28		2,875	3,524,980
GO, (NPFGC), Series B, 5.68%, 06/30/28		10,105	12,646,307
State of Oregon, GO, 5.89%, 06/01/27		3,860	4,885,216

			25,376,465

Pennsylvania — 0.0%
City of Philadelphia, PA Airport Revenue, RB, Series B, 5.00%, 07/01/42		1,000	1,157,580
Commonwealth Financing Authority
RB, 4.14%, 06/01/38		530	630,255
RB, Series A, 3.86%, 06/01/38		1,180	1,367,585
Pennsylvania Turnpike Commission, RB, Series B, 5.00%, 12/01/48		2,805	3,350,123

			6,505,543

Puerto Rico — 0.1%
Commonwealth of Puerto Rico, GO, Refunding, Series A, 8.00%, 07/01/35(f)(i)		5,625	3,547,601
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue
RB, Series A-1, 0.00%, 07/01/46(m)		41,207	11,633,560
RB, Series A-1, 0.00%, 07/01/51(m)		25,029	5,105,666

			20,286,827

South Carolina — 0.1%
Lexington County Health Services District, Inc., RB, 5.00%, 11/01/41		960	1,108,263
South Carolina Public Service Authority
RB, Series C, 6.45%, 01/01/50		1,955	3,134,158
RB, Series D, 2.39%, 12/01/23		3,392	3,564,042
Spartanburg County School District No. 7, GO, (SCSDE), Series B, 5.00%, 03/01/48		645	804,334

			8,610,797

Tennessee — 0.0%
Tennessee Housing Development Agency
RB, Series 3, 3.75%, 07/01/38		15	16,309
RB, Series 3, 3.85%, 07/01/43		455	491,159
RB, Series 3, 3.95%, 01/01/49		360	388,242

			895,710

Security		Par (000)	Value

Texas — 0.2%
City of San Antonio, TX Electric & Gas Systems Revenue
RB, 5.72%, 02/01/41	USD	3,180	$4,633,006
RB, 5.81%, 02/01/41		3,260	4,921,752
Dallas/Fort Worth International Airport
RB, Series A, 3.14%, 11/01/45		1,080	1,129,658
RB, Series A, 5.00%, 11/01/45		3,670	3,683,763
RB, Series H, 5.00%, 11/01/45		2,650	2,784,381
State of Texas, GO, 5.52%, 04/01/39		10,740	15,989,175
Texas A&M University, RB, 2.84%, 05/15/27		2,240	2,504,858
Texas Municipal Gas Acquisition and Supply Corp. I, RB, Series D, 6.25%, 12/15/26		720	857,851

			36,504,444

Virginia — 0.1%
Tobacco Settlement Financing Corp., RB, Series A-1, 6.71%, 06/01/46		4,090	4,212,700
Virginia College Building Authority, RB, 1.97%, 02/01/32		3,930	3,987,456

			8,200,156

Washington — 0.0%
Central Puget Sound Regional Transit Authority, RB, Series S1, 5.00%, 11/01/50		1,730	2,060,153
Grant County Public Utility District No. 2 Priest Rapids Hydroelectric Project, RB, 4.58%, 01/01/40		600	775,674

			2,835,827

West Virginia — 0.0%
Tobacco Settlement Finance Authority, RB, Series A, 7.47%, 06/01/47		4,100	4,360,268

Total Municipal Bonds — 2.2% (Cost: $404,631,349)			447,436,471

Non-Agency Mortgage-Backed Securities

Collateralized Mortgage Obligations — 1.7%
Alternative Loan Trust, Series 2007-14T2, Class A1, 6.00%, 07/25/37		2,630	1,895,731
American Home Mortgage Assets Trust
Series 2006-3, Class 2A11, (12 mo. Federal Reserve Cumulative Average US + 0.94%), 1.96%, 10/25/46(a)		851	683,902
Series 2006-4, Class 1A12, (1 mo. LIBOR US + 0.21%), 0.36%, 10/25/46(a)		2,339	1,544,008
Series 2006-5, Class A1, (12 mo. Federal Reserve Cumulative Average US + 0.92%), 1.94%, 11/25/46(a)		3,467	1,487,277
Series 2007-1, Class A1, (12 mo. Federal Reserve Cumulative Average US + 0.70%), 1.72%, 02/25/47(a)		774	420,003
Angel Oak Mortgage Trust, Series 2020-4, Class A3, 2.81%, 06/25/65(b)(d)		4,681	4,698,306
Angel Oak Mortgage Trust I LLC, Series 2019-4, Class A3, 3.30%, 07/26/49(b)(d)		4,152	4,195,369
Angel Oak Mortgage Trust LLC
Series 2020-3, Class A3, 2.87%, 04/25/65(b)(d)		7,010	7,045,036
Series 2020-3, Class M1, 3.81%, 04/25/65(b)(d)		4,120	4,176,719
APS Resecuritization Trust
Series 2016-1, Class 1MZ, 4.14%, 07/31/57(b)(d)		7,321	2,569,633
Series 2016-3, Class 3A, (1 mo. LIBOR US + 2.85%), 3.00%, 09/27/46(a)(b)		4,686	4,663,876

S C H E D U L E O F I N V E S T M E N T S	67

Schedule of Investments (continued) September 30, 2020	Master Total Return Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Collateralized Mortgage Obligations (continued)
APS Resecuritization Trust
Series 2016-3, Class 4A, (1 mo. LIBOR US + 2.60%), 2.75%, 04/27/47(a)(b)	USD	811	$805,512
ARI Investments LLC
Series 2017-1, Class A, 4.61%, 01/06/25(c)(d)		2,722	2,639,864
Series 2019-1, 4.55%, 01/30/25(c)(d)		3,146	3,083,290
Banc of America Funding Trust
Series 2014-R2, Class 1C, 0.00%, 11/26/36(b)(d)		3,961	940,459
Series 2016-R2, Class 1A1, 4.70%, 05/01/33(b)(d)		1,374	1,313,961
BCAP LLC Trust, Series 2011-RR5, Class 11A5, (1 mo. LIBOR US + 0.15%), 0.48%, 05/28/36(a)(b)		4,498	4,266,115
Bear Stearns ALT-A Trust, Series 2007-1, Class 1A1, (1 mo. LIBOR US + 0.32%), 0.47%, 01/25/47(a)		1,363	1,174,839
Bear Stearns Asset-Backed Securities I Trust, Series 2005-AC9, Class A5, 6.25%, 12/25/35(e)		230	211,307
Bear Stearns Mortgage Funding Trust
Series 2006-SL1, Class A1, (1 mo. LIBOR US + 0.28%), 0.43%, 08/25/36(a)		1,199	1,177,078
Series 2007-AR2, Class A1, (1 mo. LIBOR US + 0.17%), 0.32%, 03/25/37(a)		328	292,938
Series 2007-AR3, Class 1A1, (1 mo. LIBOR US + 0.14%), 0.29%, 03/25/37(a)		545	487,981
Series 2007-AR4, Class 2A1, (1 mo. LIBOR US + 0.21%), 0.36%, 06/25/37(a)		553	514,677
BlackRock Capital Finance LP, Series 1997-R2, Class AP, 1.68%, 12/25/35(b)(d)(q)		3	3,188
Chase Mortgage Finance Trust, Series 2007-S6, Class 1A1, 6.00%, 12/25/37		23,552	15,890,253
Citicorp Mortgage Securities Trust
Series 2007-9, Class 1A1, 6.25%, 12/25/37		1,704	1,525,554
Series 2008-2, Class 1A1, 6.50%, 06/25/38		5,590	4,912,205
Citigroup Mortgage Loan Trust, Series 2007-2, Class 2A, 6.00%, 11/25/36		12	12,303
CitiMortgage Alternative Loan Trust, Series 2007- A6, Class 1A11, 6.00%, 06/25/37		864	869,872
COLT Mortgage Loan Trust, Series 2020-3, Class A3, 2.38%, 04/27/65(b)(d)		2,438	2,441,431
Countrywide Alternative Loan Trust
Series 2005-22T1, Class A1, (1 mo. LIBOR US + 0.35%), 0.50%, 06/25/35(a)		3,687	2,880,729
Series 2005-72, Class A3, (1 mo. LIBOR US + 0.60%), 0.75%, 01/25/36(a)		621	569,722
Series 2005-76, Class 2A1, (12 mo. Federal Reserve Cumulative Average US + 1.00%), 2.02%, 02/25/36(a)		779	711,093
Series 2006-11CB, Class 3A1, 6.50%, 05/25/36		1,631	1,202,424
Series 2006-15CB, Class A1, 6.50%, 06/25/36		393	301,280
Series 2006-23CB, Class 2A5, (1 mo. LIBOR US + 0.40%), 0.55%, 08/25/36(a)		5,570	1,080,877
Series 2006-OA14, Class 1A1, (12 mo. Federal Reserve Cumulative Average US + 1.73%), 2.75%, 11/25/46(a)		3,233	2,668,888
Series 2006-OA16, Class A2, (1 mo. LIBOR US + 0.19%), 0.34%, 10/25/46(a)		3,672	3,435,618
Series 2006-OA16, Class A4C, (1 mo. LIBOR US + 0.34%), 0.49%, 10/25/46(a)		4,083	2,934,622

Security		Par (000)	Value

Collateralized Mortgage Obligations (continued)
Countrywide Alternative Loan Trust
Series 2006-OA21, Class A1, (1 mo. LIBOR US + 0.19%), 0.35%, 03/20/47(a)	USD	8,564	$6,995,505
Series 2006-OA8, Class 1A1, (1 mo. LIBOR US + 0.19%), 0.34%, 07/25/46(a)		443	386,063
Series 2006-OC10, Class 2A3, (1 mo. LIBOR US + 0.23%), 0.38%, 11/25/36(a)		1,606	1,441,418
Series 2006-OC7, Class 2A3, (1 mo. LIBOR US + 0.25%), 0.40%, 07/25/46(a)		2,317	2,036,205
Series 2007-3T1, Class 1A1, 6.00%, 04/25/37		343	223,919
Series 2007-OA3, Class 1A1, (1 mo. LIBOR US + 0.14%), 0.29%, 04/25/47(a)		1,026	918,916
Series 2007-OA3, Class 2A2, (1 mo. LIBOR US + 0.18%), 0.33%, 04/25/47(a)		7	352
Series 2007-OA8, Class 2A1, (1 mo. LIBOR US + 0.18%), 0.33%, 06/25/47(a)		353	267,523
Series 2007-OH2, Class A2A, (1 mo. LIBOR US + 0.24%), 0.39%, 08/25/47(a)		434	387,803
Countrywide Home Loan Mortgage Pass-Through Trust
Series 2004-29, Class 1A1, (1 mo. LIBOR US + 0.54%), 0.69%, 02/25/35(a)		240	225,205
Series 2006-OA4, Class A1, (12 mo. Federal Reserve Cumulative Average US + 0.96%), 1.98%, 04/25/46(a)		1,431	609,792
Series 2006-OA5, Class 3A1, (1 mo. LIBOR US + 0.20%), 0.35%, 04/25/46(a)		642	582,032
Series 2007-15, Class 2A2, 6.50%, 09/25/37		8,888	5,460,184
Credit Suisse Commercial Mortgage Trust
Series 2009-12R, Class 3A1, 6.50%, 10/27/37(b)		8,103	4,394,154
Series 2009-5R, Class 4A4, 3.03%, 06/25/36(b)(d)		1,654	1,410,579
Series 2014-11R, Class 16A1, 3.23%, 09/27/47(b)(d)		888	908,594
Series 2014-4R, Class 16A3, (1 mo. LIBOR US + 0.20%), 0.38%, 02/27/36(a)(b)(c)		717	663,012
Series 2014-9R, Class 9A1, (1 mo. LIBOR US + 0.12%), 0.30%, 08/27/36(a)(b)		1,249	1,155,600
Series 2019-JR1, Class A1, 4.10%, 09/27/66(b)(d)		28,894	29,002,873
Series 2020-SPT1, Class M1, 3.85%, 04/25/65(b)(d)		4,796	4,840,780
CSFB Mortgage-Backed Pass-Through Certificates, Series 2005-10, Class 10A1, (1 mo. LIBOR US + 1.35%), 1.50%, 11/25/35(a)		1,284	252,712
Deephaven Residential Mortgage Trust, Series 2020-2, Class A3, 2.86%, 05/25/65(b)		3,800	3,814,630
Deutsche Alt-A Securities Mortgage Loan Trust, Series 2007-OA4, Class A2A, (1 mo. LIBOR US + 0.17%), 0.32%, 08/25/47(a)		1,219	841,133
Deutsche Alt-A Securities, Inc., Series 2007-RS1, Class A2, (1 mo. LIBOR US + 0.50%), 0.67%, 01/27/37(a)(b)		36	34,791
Deutsche Alt-B Securities Mortgage Loan Trust
Series 2006-AB3, Class A3, 6.51%, 07/25/36(d)		435	424,543
Series 2006-AB3, Class A8, 6.36%, 07/25/36(d)		277	270,728

68	2 0 2 0 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) September 30, 2020	Master Total Return Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Collateralized Mortgage Obligations (continued)
GreenPoint Mortgage Funding Trust, Series 2006- AR2, Class 4A1, (12 mo. Federal Reserve Cumulative Average US + 2.00%), 3.02%, 03/25/36(a)	USD	839	$799,701
GSR Mortgage Loan Trust, Series 2007-1F, Class 2A4, 5.50%, 01/25/37		213	238,782
HarborView Mortgage Loan Trust
Series 2006-12, Class 1A1A, (1 mo. LIBOR US + 0.21%), 0.36%, 12/19/36(a)		13,859	12,100,681
Series 2007-4, Class 2A2, (1 mo. LIBOR US + 0.25%), 0.41%, 07/19/47(a)		721	619,424
Homeward Opportunities Fund I Trust
Series 2020-2, Class A2, 2.64%, 05/25/65(b)(d)		4,767	4,891,068
Series 2020-2, Class A3, 3.20%, 05/25/65(b)(d)		5,763	5,962,848
Impac CMB Trust
Series 2004-11, Class 1A2, (1 mo. LIBOR US + 0.52%), 0.67%, 03/25/35(a)		1,229	1,204,538
Series 2005-6, Class 1A1, (1 mo. LIBOR US + 0.50%), 0.65%, 10/25/35(a)		961	911,136
IndyMac Index Mortgage Loan Trust
Series 2006-AR15, Class A1, (1 mo. LIBOR US + 0.12%), 0.27%, 07/25/36(a)		517	464,366
Series 2007-AR19, Class 3A1, 3.18%, 09/25/37(d)		3,059	2,096,467
Series 2007-FLX5, Class 2A2, (1 mo. LIBOR US + 0.24%), 0.39%, 08/25/37(a)		1,000	841,322
JPMorgan Alternative Loan Trust
Series 2007-A1, Class 1A4, (1 mo. LIBOR US + 0.42%), 0.57%, 03/25/37(a)		1,547	1,460,220
Series 2007-A2, Class 2A1, 3.68%, 05/25/37(d)		328	291,776
Legacy Mortgage Asset Trust
Series 2019-SL1, Class A, 4.00%, 12/28/54(d)		3,798	3,833,459
Series 2020-GS5, Class A1, 3.25%, 06/25/60(b)		4,293	4,320,592
Series 2020-SL1, Class A, 2.73%, (b)(e)(l)		6,120	6,119,970
Lehman XS Trust
Series 2007-16N, Class AF2, (1 mo. LIBOR US + 0.95%), 1.10%, 09/25/47(a)		3,736	3,658,132
Series 2007-20N, Class A1, (1 mo. LIBOR US + 1.15%), 1.30%, 12/25/37(a)		930	862,189
LSTAR Securities Investment Trust, Series 2019-1, Class A1, (1 mo. LIBOR US + 1.70%), 1.86%, 03/01/24(a)(b)		2,773	2,745,234
MASTR Resecuritization Trust, Series 2008-3, Class A1, 0.61%, 08/25/37(b)(d)		1,072	587,338
MCM Trust
Series 2018-NPL1, Class A, 4.00%, 05/28/58(b)		932	936,812
Series 2018-NPL1, Class B, 0.00%, 05/28/58(b)		6,154	4,339,037
Series 2018-NPL2, Class A, 4.00%, 10/25/28(b)(c)(e)		3,441	3,441,422
Series 2018-NPL2, Class B, 0.00%, 10/25/28(b)		10,087	3,169,381
Merrill Lynch Alternative Note Asset Trust, Series 2007-OAR2, Class A2, (1 mo. LIBOR US + 0.21%), 0.36%, 04/25/37(a)		2,189	1,962,402
Merrill Lynch Mortgage Investors Trust, Series 2006-A3, Class 6A1, 3.40%, 05/25/36(d)		1,238	1,128,037

Security		Par (000)	Value

Collateralized Mortgage Obligations (continued)
MFA Trust, Series 2020-NQM1, Class A3, 2.30%, 08/25/49(b)(d)	USD	684	$687,847
Mortgage Loan Resecuritization Trust,
Series 2009-RS1, Class A85, (1 mo. LIBOR US + 0.34%), 0.50%, 04/16/36(a)(b)		7,621	6,722,653
New Residential Mortgage Loan Trust
Series 2019-2A, Class A1, 4.25%, 12/25/57(b)(d)		1,831	1,969,490
Series 2020-NPL2, Class A1, 3.23%, 08/25/60(b)(e)		1,779	1,779,567
Series 2020-RPL1, Class B3, 3.94%, 11/25/59(b)(d)		6,210	4,991,395
Series 2020-RPL2, Class A1, 3.58%, 08/25/25(b)(d)		13,371	13,367,547
Nomura Asset Acceptance Corp. Alternative Loan Trust
Series 2001-R1A, Class A, 7.00%, 02/19/30(b)(d)		440	449,520
Series 2006-AF1, Class 1A4, 6.63%, 05/25/36(e)		576	192,357
Series 2007-2, Class A4, (1 mo. LIBOR US + 0.42%), 0.57%, 06/25/37(a)		395	320,713
PRPM LLC, Series 2019-1A, Class A1, 4.50%, 01/25/24(b)(e)		2,733	2,754,087
RALI Trust, Series 2007-QH9, Class A1, 2.11%, 11/25/37(d)		734	657,466
Reperforming Loan REMIC Trust
Series 2005-R2, Class 1AF1, (1 mo. LIBOR US + 0.34%), 0.49%, 06/25/35(a)(b)		467	434,072
Series 2005-R3, Class AF, (1 mo. LIBOR US + 0.40%), 0.55%, 09/25/35(a)(b)		146	127,041
Residential Mortgage Loan Trust
Series 2020-2, Class A2, 2.51%, 05/25/60(b)(d)		3,500	3,521,454
Series 2020-2, Class M1, 3.57%, 05/25/60(b)(d)		7,854	8,059,124
Seasoned Credit Risk Transfer Trust, Series 2018-1, Class BX, 1.53%, 05/25/57(d)		543	251,342
Seasoned Loans Structured Transaction Trust, Series 2020-2, Class M1, 4.75%, 09/25/60(b)(d)		15,220	15,258,050
Sequoia Mortgage Trust, Series 2007-3, Class 2AA1, 3.26%, 07/20/37(d)		1,464	1,321,619
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-3, Class 4A, 3.57%, 04/25/36(d)		906	716,058
Structured Asset Mortgage Investments II Trust
Series 2006-AR4, Class 3A1, (1 mo. LIBOR US + 0.19%), 0.34%, 06/25/36(a)		2,350	2,102,842
Series 2006-AR5, Class 2A1, (1 mo. LIBOR US + 0.21%), 0.36%, 05/25/46(a)		538	463,470
Thornburg Mortgage Securities Trust, Series 2007-3, Class 4A1, (12 mo. LIBOR US + 1.25%), 1.62%, 06/25/47(a)		357	331,974
TVC Mortgage Trust, Series 2020-RTL1, Class A1, 3.47%, 09/25/24(b)		1,960	1,995,274
Verus Securitization Trust
Series 2019-INV2, Class M1, 3.50%, 07/25/59(b)(d)		660	672,635
Series 2020-4, Class A3, 2.32%, 05/25/65(b)(e)		3,239	3,251,116
Series 2020-4, Class M1, 3.29%, 05/25/65(b)(d)		3,120	3,187,448
Series 2020-INV1, Class A2, 3.04%, 03/25/60(b)(d)		1,895	1,944,926
Series 2020-INV1, Class A3, 3.89%, 03/25/60(b)(d)		1,800	1,873,329

S C H E D U L E O F I N V E S T M E N T S	69

Schedule of Investments (continued) September 30, 2020	Master Total Return Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Collateralized Mortgage Obligations (continued)
Visio Trust, Series 2020-1, Class M1, 4.45%, 08/25/55(b)(d)	USD	1,100	$1,125,190
Vista Point Securitization Trust
Series 2020-1, Class A1, 1.76%, 03/25/65(b)(d)		15,343	15,424,421
Series 2020-2, Class A3, 2.50%, 04/25/65(b)(d)		3,917	3,919,684
Series 2020-2, Class M1, 3.40%, 04/25/65(b)(d)		1,480	1,487,065
Washington Mutual Mortgage Pass-Through Certificates Trust
Series 2006-1, Class 4CB, 6.50%, 02/25/36		1,352	1,172,253
Series 2006-4, Class 1A1, 6.00%, 04/25/36		3,838	3,859,210
Series 2006-4, Class 3A1, 6.50%, 05/25/36(e)		1,300	1,214,394
Series 2006-4, Class 3A5, 6.35%, 05/25/36(e)		504	470,865
Series 2007-OA5, Class 2A, (Cost of Funds for the 11th District of San Francisco + 1.25%),
1.93%, 06/25/47(a)		1,893	1,613,507

			337,954,325

Commercial Mortgage-Backed Securities — 3.4%
1211 Avenue of the Americas Trust
Series 2015-1211, Class D, 4.28%, 08/10/35(b)(d)		6,157	6,326,588
Series 2015-1211, Class E, 4.28%, 08/10/35(b)(d)		1,110	1,063,595
245 Park Avenue Trust
Series 2017-245P, Class D, 3.78%, 06/05/37(b)(d)		480	483,087
Series 2017-245P, Class E, 3.78%, 06/05/37(b)(d)		1,699	1,616,372
280 Park Avenue Mortgage Trust
Series 2017-280P, Class D, (1 mo. LIBOR US + 1.54%), 1.69%, 09/15/34(a)(b)		2,920	2,854,054
Series 2017-280P, Class E, (1 mo. LIBOR US + 2.12%), 2.27%, 09/15/34(a)(b)		5,835	5,615,435
Series 2017-280P, Class F, (1 mo. LIBOR US + 2.83%), 2.98%, 09/15/34(a)(b)		630	593,782
AOA Mortgage Trust, Series 2015-1177, Class C, 3.11%, 12/13/29(b)(d)		5,210	5,174,850
Ashford Hospitality Trust, Series 2018-ASHF, Class D, (1 mo. LIBOR US + 2.10%), 2.25%, 04/15/35(a)(b)		740	673,614
Atrium Hotel Portfolio Trust
Series 2017-ATRM, Class D, (1 mo. LIBOR US + 1.95%), 2.10%, 12/15/36(a)(b)		4,840	4,072,668
Series 2017-ATRM, Class E, (1 mo. LIBOR US + 3.05%), 3.20%, 12/15/36(a)(b)		568	463,090
Banc of America Merrill Lynch Commercial Mortgage Securities Trust
Series 2015-200P, Class F, 3.72%, 04/14/33(b)(d)		1,241	1,244,784
Series 2016-ISQ, Class C, 3.73%, 08/14/34(b)(d)		445	460,385
Series 2016-ISQ, Class E, 3.73%, 08/14/34(b)(d)		5,287	5,085,486
Series 2017-SCH, Class AF, (1 mo. LIBOR US + 1.00%), 1.15%, 11/15/33(a)(b)		150	141,853
Series 2017-SCH, Class BF, (1 mo. LIBOR US + 1.40%), 1.55%, 11/15/33(a)(b)		2,870	2,699,762
Series 2017-SCH, Class CL, (1 mo. LIBOR US + 1.50%), 1.65%, 11/15/32(a)(b)		970	829,263
Series 2017-SCH, Class DL, (1 mo. LIBOR US + 2.00%), 2.15%, 11/15/32(a)(b)		1,930	1,578,296
Series 2018-DSNY, Class C, (1 mo. LIBOR US + 1.35%), 1.50%, 09/15/34(a)(b)		350	329,404

Security		Par (000)	Value

Commercial Mortgage-Backed Securities (continued)
Banc of America Merrill Lynch Commercial Mortgage Securities Trust
Series 2018-DSNY, Class D, (1 mo. LIBOR US + 1.70%), 1.85%, 09/15/34(a)(b)	USD	3,275	$3,026,263
BANK
Series 2017-BNK9, Class A4, 3.54%, 11/15/54		4,030	4,593,786
Series 2019-BN19, Class C, 4.17%, 08/15/61(d)		686	748,334
Series 2019-BN21, Class A5, 2.85%, 10/17/52		1,088	1,203,698
Series 2020-BN28, Class D, 2.50%, 03/15/63(b)		1,830	1,599,540
Barclays Commercial Mortgage Trust
Series 2018-TALL, Class A, (1 mo. LIBOR US + 0.72%), 0.87%, 03/15/37(a)(b)		918	881,487
Series 2018-TALL, Class D, (1 mo. LIBOR US + 1.45%), 1.60%, 03/15/37(a)(b)		1,120	1,050,091
Bayview Commercial Asset Trust
Series 2005-3A, Class A1, (1 mo. LIBOR US + 0.32%), 0.47%, 11/25/35(a)(b)		2,359	2,216,360
Series 2005-4A, Class A1, (1 mo. LIBOR US + 0.30%), 0.45%, 01/25/36(a)(b)		5,139	4,802,573
Series 2005-4A, Class A2, (1 mo. LIBOR US + 0.39%), 0.54%, 01/25/36(a)(b)		80	75,073
Series 2005-4A, Class M1, (1 mo. LIBOR US + 0.45%), 0.60%, 01/25/36(a)(b)		213	200,377
Series 2006-1A, Class A2, (1 mo. LIBOR US + 0.36%), 0.51%, 04/25/36(a)(b)		271	251,633
Series 2006-2A, Class A2, (1 mo. LIBOR US + 0.28%), 0.43%, 07/25/36(a)(b)		932	868,453
Series 2006-3A, Class A1, (1 mo. LIBOR US + 0.25%), 0.40%, 10/25/36(a)(b)		464	430,682
Series 2006-3A, Class A2, (1 mo. LIBOR US + 0.30%), 0.45%, 10/25/36(a)(b)		323	300,872
Series 2006-4A, Class A1, (1 mo. LIBOR US +0.23%), 0.38%, 12/25/36(a)(b)		701	651,180
Series 2007-2A, Class A1, (1 mo. LIBOR US +0.27%), 0.42%, 07/25/37(a)(b)		10,291	9,642,869
Series 2007-6A, Class A4A, (1 mo. LIBOR US + 1.50%), 1.65%, 12/25/37(a)(b)		1,980	1,873,344
Series 2008-2, Class A4A, (1 mo. LIBOR US +2.50%), 2.65%, 04/25/38(a)(b)		2,533	2,537,617
BBCMS Mortgage Trust
Series 2018-CHRS, Class E, 4.41%, 08/05/38(b)(d)		980	671,230
Series 2019-BWAY, Class D, (1 mo. LIBOR US + 2.16%), 2.31%, 11/25/34(a)(b)		2,450	2,267,003
Series 2020-C6, Class A4, 2.64%, 02/15/53		4,593	5,018,221
BBCMS Trust, Series 2015-SRCH, Class A1, 3.31%, 08/10/35(b)		2,705	2,850,412
BB-UBS Trust, Series 2012-SHOW, Class E, 4.16%, 11/05/36(b)(d)		790	634,720
Bear Stearns Commercial Mortgage Securities Trust
Series 2005-PWR7, Class B, 5.21%, 02/11/41(d)		393	390,249
Series 2007-T26, Class AM, 5.51%, 01/12/45(d)		754	752,748
Benchmark Mortgage Trust
Series 2018-B3, Class D, 3.21%, 04/10/51(b)(d) .		210	164,357
Series 2018-B5, Class A3, 3.94%, 07/15/51		4,840	5,677,743
Series 2019-B10, Class 3CCA, 4.03%, 03/15/62(b)(d)		3,610	3,730,518

70	2 0 2 0 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) September 30, 2020	Master Total Return Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Commercial Mortgage-Backed Securities (continued)
Benchmark Mortgage Trust
Series 2019-B14, Class 225C, 3.40%, 12/15/62(b)(d)	USD	1,411	$1,363,086
Series 2020-B16, Class C, 3.66%, 02/15/53(d)	.	623	617,057
Series 2020-B16, Class D, 2.50%, 02/15/53(b)	.	957	806,578
BFLD Trust, Series 2020-EYP, Class E, 3.90%, 10/15/35(a)(b)		5,885	5,885,000
BHMS, Series 2018-ATLS, Class A, (1 mo. LIBOR US + 1.25%), 1.40%, 07/15/35(a)(b)		2,770	2,656,171
BWAY Mortgage Trust
Series 2013-1515, Class A2, 3.45%, 03/10/33(b)		5,084	5,471,445
Series 2013-1515, Class D, 3.63%, 03/10/33(b).		1,400	1,414,696
Series 2013-1515, Class E, 3.72%, 03/10/33(b).		250	248,622
Series 2013-1515, Class F, 4.06%, 03/10/33(b)(d)		250	246,814
Series 2015-1740, Class E, 4.81%, 01/10/35(b)(d)		688	640,006
BX Commercial Mortgage Trust
Series 2018-BIOA, Class F, (1 mo. LIBOR US + 2.47%), 2.62%, 03/15/37(a)(b)		3,350	3,228,610
Series 2018-IND, Class H, (1 mo. LIBOR US + 3.00%), 3.15%, 11/15/35(a)(b)		10,976	10,703,041
Series 2019-XL, Class G, (1 mo. LIBOR US + 2.30%), 2.45%, 10/15/36(a)(b)		18,607	18,304,773
Series 2019-XL, Class J, (1 mo. LIBOR US + 2.65%), 2.80%, 10/15/36(a)(b)		21,704	21,166,091
Series 2020-BXLP, Class F, (1 mo. LIBOR US + 2.00%), 2.15%, 12/15/36(a)(b)		21,806	21,451,707
Series 2020-BXLP, Class G, (1 mo. LIBOR US + 2.50%), 2.65%, 12/15/36(a)(b)		3,627	3,576,645
Series 2020-VIV3, Class B, 3.54%, 03/09/44(b)		2,700	2,713,181
Series 2020-VKNG, Class F, (1 mo. LIBOR US + 2.75%), 2.95%, 10/15/37(a)(b)		4,670	4,670,000
BX Trust
Series 2019-OC11, Class A, 3.20%, 12/09/41(b)		1,830	1,937,109
Series 2019-OC11, Class D, 4.08%, 12/09/41(b)(d)		9,585	9,299,794
Series 2019-OC11, Class E, 4.08%, 12/09/41(b)(d)		11,936	10,965,341
BXP Trust
Series 2017-CC, Class D, 3.67%, 08/13/37(b)(d)		750	746,580
Series 2017-CC, Class E, 3.67%, 08/13/37(b)(d)		1,450	1,347,806
Series 2017-GM, Class D, 3.54%, 06/13/39(b)(d)		590	616,995
Series 2017-GM, Class E, 3.54%, 06/13/39(b)(d)		1,240	1,240,463
CAMB Commercial Mortgage Trust, Series 2019- LIFE, Class D, (1 mo. LIBOR US + 1.75%), 1.90%, 12/15/37(a)(b)		3,619	3,609,576
CD Mortgage Trust
Series 2017-CD5, Class B, 3.96%, 08/15/50(d)		2,091	2,289,145
Series 2017-CD6, Class C, 4.41%, 11/13/50(d)		1,290	1,258,246
CFCRE Commercial Mortgage Trust
Series 2016-C3, Class A3, 3.87%, 01/10/48		410	459,596
Series 2018-TAN, Class B, 4.69%, 02/15/33(b)		944	954,987
Series 2018-TAN, Class C, 5.30%, 02/15/33(b)		1,160	1,132,050
CFK Trust, Series 2019-FAX, Class D, 4.64%, 01/15/39(b)(d)		2,643	2,725,317

Security		Par (000)	Value

Commercial Mortgage-Backed Securities (continued)
CGDBB Commercial Mortgage Trust
Series 2017-BIOC, Class A, (1 mo. LIBOR US + 0.79%), 0.94%, 07/15/32(a)(b)	USD	2,960	$2,959,407
Series 2017-BIOC, Class D, (1 mo. LIBOR US + 1.60%), 1.75%, 07/15/32(a)(b)		4,348	4,343,209
Series 2017-BIOC, Class E, (1 mo. LIBOR US + 2.15%), 2.30%, 07/15/32(a)(b)		6,833	6,765,872
CHC Commercial Mortgage Trust, Series 2019-CHC, Class B, (1 mo. LIBOR US + 1.50%), 1.65%, 06/15/34(a)(b)		7,262	6,849,661
Citigroup Commercial Mortgage Trust
Series 2014-GC19, Class C, 5.26%, 03/10/47(d)		440	462,147
Series 2015-GC27, Class B, 3.77%, 02/10/48		990	1,034,062
Series 2016-C1, Class D, 5.12%, 05/10/49(b)(d)		450	382,471
Series 2016-GC37, Class C, 5.08%, 04/10/49(d)		640	620,760
Series 2016-P3, Class C, 5.05%, 04/15/49(d)		120	117,023
Series 2016-P3, Class D, 2.80%, 04/15/49(b)(d)		137	83,864
Series 2017-C4, Class A4, 3.47%, 10/12/50		1,220	1,384,103
Series 2018-C6, Class A4, 4.41%, 11/10/51		1,960	2,355,363
Series 2019-C7, Class A4, 3.10%, 12/15/72		1,130	1,275,681
Series 2019-PRM, Class E, 4.89%, 05/10/36(b)(d)		4,801	4,934,415
Series 2019-PRM, Class F, 4.89%, 05/10/36(b)(d)		5,180	5,212,311
Series 2019-SMRT, Class D, 4.90%, 01/10/36(b)(d)		7,200	7,366,636
Series 2019-SMRT, Class E, 4.90%, 01/10/36(b)(d)		419	419,850
Citigroup/Deutsche Bank Commercial Mortgage Trust
Series 2006-CD3, Class AM, 5.65%, 10/15/48		3,173	3,244,205
Series 2017-CD3, Class A4, 3.63%, 02/10/50		850	963,361
Series 2017-CD4, Class A4, 3.51%, 05/10/50(d)		3,400	3,839,800
Commercial Mortgage Pass-Through Certificates
Series 2014-CR14, Class A4, 4.24%, 02/10/47(d)		855	928,151
Series 2014-CR15, Class C, 4.89%, 02/10/47(d)		3,920	4,164,073
Series 2014-CR18, Class A4, 3.55%, 07/15/47		372	400,885
Series 2014-CR19, Class A5, 3.80%, 08/10/47		1,391	1,527,020
Series 2015-CR24, Class A5, 3.70%, 08/10/48		1,370	1,532,938
Series 2015-CR25, Class A4, 3.76%, 08/10/48		3,505	3,921,114
Series 2015-LC21, Class C, 4.48%, 07/10/48(d)		1,600	1,556,577
Series 2017-COR2, Class A3, 3.51%, 09/10/50		1,180	1,320,040
Series 2017-COR2, Class D, 3.00%, 09/10/50(b)		379	302,818
Series 2018-HCLV, Class B, (1 mo. LIBOR US + 1.40%), 1.55%, 09/15/33(a)(b)		1,420	1,348,008
Commercial Mortgage Trust
Series 2013-GAM, Class A2, 3.37%, 02/10/28(b)		1,656	1,586,934
Series 2013-GAM, Class E, 3.53%, 02/10/28(b)(d)		2,270	1,617,844
Series 2014-CR21, Class A3, 3.53%, 12/10/47		1,352	1,462,867
Series 2014-LC15, Class A4, 4.01%, 04/10/47		2,350	2,558,514
Series 2014-UBS4, Class C, 4.80%, 08/10/47(d)		641	636,050

S C H E D U L E O F I N V E S T M E N T S	71

Schedule of Investments (continued) September 30, 2020	Master Total Return Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Commercial Mortgage-Backed Securities (continued)
Commercial Mortgage Trust
Series 2015-CR23, Class A4, 3.50%, 05/10/48(c)	USD	810	$889,001
Series 2015-LC19, Class D, 2.87%, 02/10/48(b)		126	112,030
Series 2015-LC23, Class A4, 3.77%, 10/10/48		1,040	1,167,869
Series 2016-667M, Class D, 3.29%, 10/10/36(b)(d)		630	613,579
CORE Mortgage Trust, Series 2019-CORE, Class F, (1 mo. LIBOR US + 2.35%), 2.50%, 12/15/31(a)(b)		3,200	3,073,030
Credit Suisse Commercial Mortgage Trust
Series 2017-CALI, Class C, 3.90%, 11/10/32(b)(d)		1,729	1,819,038
Series 2017-PFHP, Class A, (1 mo. LIBOR US + 0.95%), 1.10%, 12/15/30(a)(b)		900	875,431
Series 2017-TIME, Class A, 3.65%, 11/13/39(b).		850	846,341
Series 2020-NET, Class D, 3.83%, 08/15/37(b)(d)		710	710,813
Series 2020-NET, Class E, 3.83%, 08/15/37(b)(d)		3,580	3,528,084
CSAIL Commercial Mortgage Trust
Series 2015-C2, Class A4, 3.50%, 06/15/57		1,160	1,278,216
Series 2015-C2, Class B, 4.21%, 06/15/57(d)		2,020	1,932,950
Series 2016-C5, Class B, 4.46%, 11/15/48(d)		2,410	2,598,375
Series 2018-C14, Class C, 5.05%, 11/15/51(d)		300	322,302
Series 2018-CX12, Class A4, 4.22%, 08/15/51(d)		460	547,091
Series 2019-C15, Class A4, 4.05%, 03/15/52		4,080	4,760,394
Series 2019-C15, Class D, 3.00%, 03/15/52(b)	.	1,285	945,739
Series 2019-C16, Class C, 4.24%, 06/15/52(d)	.	2,919	2,871,609
Series 2019-C17, Class C, 3.93%, 09/15/52		3,158	3,397,415
Series 2019-C17, Class D, 2.50%, 09/15/52(b)	.	2,481	1,826,769
Series 2020-C19, Class A3, 2.56%, 03/15/53		10,090	10,859,335
DBGS Mortgage Trust
Series 2018-5BP, Class B, (1 mo. LIBOR US + 0.83%), 0.98%, 06/15/33(a)(b)		2,890	2,840,552
Series 2019-1735, Class F, 4.33%, 04/10/37(b)(d)		1,144	871,356
Del Amo Fashion Center Trust, Series 2017-AMO,Class D, 3.76%, 06/05/35(b)(d)		962	711,567
Deutsche Bank JPMorgan Mortgage Trust, Series 2016-C1, Class A4, 3.28%, 05/10/49		1,430	1,578,500
Deutsche Bank UBS Mortgage Trust
Series 2017-BRBK, Class A, 3.45%, 10/10/34(b)		2,540	2,723,377
Series 2017-BRBK, Class D, 3.65%, 10/10/34(b)(c)(d)		1,800	1,789,186
Series 2017-BRBK, Class E, 3.65%, 10/10/34(b)(d)		3,560	3,606,375
Series 2017-BRBK, Class F, 3.65%, 10/10/34(b)(d)		1,270	1,260,654
Eleven Madison Trust Mortgage Trust, Series 2015-11MD, Class A, 3.67%, 09/10/35(b)(d)		1,190	1,297,307
Exantas Capital Corp. Ltd., Series 2019-RSO7, Class AS, (1 mo. LIBOR US + 1.50%), 1.65%, 04/15/36(a)(b)		3,495	3,429,894
FREMF Mortgage Trust
Series 2017-KGX1, Class BFX, 3.71%, 10/25/27(b)(d)		1,190	1,251,095

Security		Par (000)	Value

Commercial Mortgage-Backed Securities (continued)
FREMF Mortgage Trust
Series 2018-K74, Class B, 4.23%, 02/25/51(b)(d)	USD	120	$135,507
Series 2018-K80, Class B, 4.37%, 08/25/50(b)(d)		1,510	1,738,366
FRESB Mortgage Trust
Series 2018-SB52, Class A10F, 3.48%, 06/25/28(d)		2,299	2,461,480
Series 2018-SB53, Class A10F, 3.66%, 06/25/28(d)		1,388	1,531,901
GPMT Ltd., Series 2018-FL1, Class A, (1 mo. LIBOR US + 0.90%), 1.06%, 11/21/35(a)(b)		405	403,132
GRACE Mortgage Trust, Series 2014-GRCE, Class F, 3.71%, 06/10/28(b)(d)		1,662	1,650,945
GS Mortgage Securities Corp. II
Series 2005-ROCK, Class A, 5.37%, 05/03/32(b)		2,750	3,192,428
Series 2012-TMSQ, Class D, 3.57%, 12/10/30(b)(d)		1,210	1,057,775
GS Mortgage Securities Corp. Trust
Series 2017-500K, Class D, (1 mo. LIBOR US + 1.30%), 1.55%, 07/15/32(a)(b)		230	228,298
Series 2017-500K, Class E, (1 mo. LIBOR US + 1.50%), 1.75%, 07/15/32(a)(b)		480	475,164
Series 2017-500K, Class F, (1 mo. LIBOR US + 1.80%), 2.15%, 07/15/32(a)(b)		549	542,117
Series 2017-500K, Class G, (1 mo. LIBOR US + 2.50%), 2.85%, 07/15/32(a)(b)		170	167,583
Series 2017-GPTX, Class A, 2.86%, 05/10/34(b)		2,290	2,249,502
Series 2019-BOCA, Class A, (1 mo. LIBOR US + 1.20%), 1.35%, 06/15/38(a)(b)		1,431	1,395,399
Series 2019-SOHO, Class A, (1 mo. LIBOR US + 0.90%), 1.05%, 06/15/36(a)(b)		3,715	3,687,417
Series 2019-SOHO, Class E, (1 mo. LIBOR US + 1.87%), 2.03%, 06/15/36(a)(b)		1,723	1,616,008
GS Mortgage Securities Trust
Series 2012-GCJ9, Class C, 4.45%, 11/10/45(b)(d)		1,207	1,223,841
Series 2014-GC20, Class B, 4.53%, 04/10/47(d)		140	146,648
Series 2014-GC24, Class A5, 3.93%, 09/10/47.		882	968,716
Series 2015-590M, Class E, 3.93%, 10/10/35(b)(d)		1,790	1,795,853
Series 2015-GC32, Class C, 4.57%, 07/10/48(d)		290	284,717
Series 2015-GS1, Class A3, 3.73%, 11/10/48		670	747,202
Series 2016-RENT, Class C, 4.20%, 02/10/29(b)(d)		1,070	1,064,985
Series 2017-GS7, Class D, 3.00%, 08/10/50(b)		530	427,140
Series 2017-GS7, Class E, 3.00%, 08/10/50(b)		180	131,977
Series 2019-GSA1, Class C, 3.93%, 11/10/52(d)		520	482,774
GSCG Trust, Series 2019-600C, Class F, 4.12%, 09/06/34(b)(d)		1,950	1,866,247
HMH Trust, Series 2017-NSS, Class A, 3.06%, 07/05/31(b)		3,390	3,269,078
Hudson Yards Mortgage Trust
Series 2016-10HY, Class A, 2.84%, 08/10/38(b)		2,640	2,835,205
Series 2019-30HY, Class E, 3.56%, 07/10/39(b)(d)		2,178	2,126,869

72	2 0 2 0 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) September 30, 2020	Master Total Return Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Commercial Mortgage-Backed Securities (continued)
Hudson Yards Mortgage Trust
Series 2019-55HY, Class F, 3.04%, 12/10/41(b)(d)	USD	4,179	$3,668,117
IMT Trust
Series 2017-APTS, Class AFX, 3.48%, 06/15/34(b)		1,540	1,637,139
Series 2017-APTS, Class DFX, 3.61%, 06/15/34(b)(d)		1,600	1,533,843
Series 2017-APTS, Class EFX, 3.61%, 06/15/34(b)(d)		810	757,012
JPMBB Commercial Mortgage Securities Trust
Series 2014-C21, Class A5, 3.78%, 08/15/47		1,420	1,555,593
Series 2014-C22, Class A4, 3.80%, 09/15/47		563	617,499
Series 2014-C22, Class B, 4.71%, 09/15/47(d)	.	670	669,628
Series 2014-C26, Class A4, 3.49%, 01/15/48		1,247	1,366,608
Series 2015-C33, Class D1, 4.27%, 12/15/48(b)(d)		1,873	1,469,671
JPMDB Commercial Mortgage Securities Trust, Series 2018-C8, Class A4, 4.21%, 06/15/51		965	1,147,808
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2012-CBX, Class A4FL, (1 mo. LIBOR US + 1.30%), 1.45%, 06/15/45(a)(b)		401	400,557
Series 2014-C20, Class A5, 3.81%, 07/15/47		1,990	2,171,714
Series 2015-JP1, Class A5, 3.91%, 01/15/49		339	384,282
Series 2015-JP1, Class C, 4.87%, 01/15/49(d)		710	714,523
Series 2016-NINE, Class A, 2.95%, 09/06/38(b)(d)		647	695,734
Series 2017-FL10, Class E, (1 mo. LIBOR US + 3.90%), 4.05%, 06/15/32(a)(b)		560	522,516
Series 2017-JP5, Class D, 4.78%, 03/15/50(b)(d)		1,650	1,218,528
Series 2017-JP6, Class A5, 3.49%, 07/15/50		1,180	1,336,406
Series 2017-JP7, Class B, 4.05%, 09/15/50		320	344,965
Series 2018-AON, Class A, 4.13%, 07/05/31(b)		2,825	3,006,352
Series 2018-AON, Class D, 4.77%, 07/05/31(b)(d)		1,518	1,565,621
Series 2018-WPT, Class DFX, 5.35%, 07/05/33(b)		1,996	1,985,980
Series 2019-BKWD, Class E, (1 mo. LIBOR US + 2.60%), 2.75%, 09/15/29(a)(b)		3,080	2,727,973
Series 2019-COR5, Class A3, 3.12%, 06/13/52		1,700	1,895,950
Series 2019-COR5, Class C, 3.75%, 06/13/52		988	945,938
Series 2019-MFP, Class E, (1 mo. LIBOR US + 2.16%), 2.31%, 07/15/36(a)(b)		2,460	2,308,943
Series 2019-MFP, Class F, (1 mo. LIBOR US +3.00%), 3.15%, 07/15/36(a)(b)		891	829,060
Series 2019-OSB, Class E, 3.91%, 06/05/39(b)(d)		1,384	1,177,662
Series 2020-MKST, Class E, (1 mo. LIBOR US + 2.25%), 2.40%, 12/15/36(a)(b)		1,973	1,758,493
KNDL Mortgage Trust
Series 2019-KNSQ, Class E, (1 mo. LIBOR US + 1.80%), 1.95%, 05/15/36(a)(b)		11,283	11,160,081
Series 2019-KNSQ, Class F, (1 mo. LIBOR US + 2.00%), 2.15%, 05/15/36(a)(b)		2,550	2,401,074
Ladder Capital Commercial Mortgage Trust
Series 2014-909, Class A, 3.39%, 05/15/31(b)		2,030	2,037,661
Series 2014-909, Class C, 4.03%, 05/15/31(b)(d)		2,560	2,555,889

Security		Par (000)	Value

Commercial Mortgage-Backed Securities (continued)
Ladder Capital Commercial Mortgage Trust
Series 2014-909, Class D, 4.03%, 05/15/31(b)(d)	USD	4,633	$4,600,125
Lehman Brothers Small Balance Commercial Mortgage Trust
Series 2006-2A, Class M2, (1 mo. LIBOR US +0.39%), 0.54%, 09/25/36(a)(b)		315	305,531
Series 2007-1A, Class 1A, (1 mo. LIBOR US + 0.25%), 0.40%, 03/25/37(a)(b)		757	718,075
LSTAR Commercial Mortgage Trust,
Series 2015-3, Class AS, 3.35%, 04/20/48(b)(d)		1,095	1,108,765
MAD Mortgage Trust
Series 2017-330M, Class D, 4.11%, 08/15/34(b)(d)		1,085	1,102,212
Series 2017-330M, Class E, 4.17%, 08/15/34(b)(d)		1,846	1,835,176
Manhattan West, Series 2020-1MW, Class D, 2.41%, 09/10/39(b)(d)		1,259	1,224,429
MFT Trust
Series 2020-ABC, Class C, 3.48%, 02/10/42(b)(d)		6,719	6,450,352
Series 2020-ABC, Class D, 3.48%, 02/10/42(b)(d)		4,800	4,415,264
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2014-C16, Class A5, 3.89%, 06/15/47		3,880	4,221,272
Series 2015-C23, Class A4, 3.72%, 07/15/50		1,016	1,125,741
Series 2015-C23, Class D, 4.29%, 07/15/50(b)(d)		110	97,052
Series 2015-C24, Class A4, 3.73%, 05/15/48		840	937,396
Series 2015-C25, Class B, 4.68%, 10/15/48(d)		2,910	3,255,610
Series 2015-C25, Class C, 4.68%, 10/15/48(d)		430	459,236
Series 2015-C26, Class A5, 3.53%, 10/15/48		1,144	1,271,155
Series 2015-C26, Class D, 3.06%, 10/15/48(b)		372	264,802
Series 2016-C31, Class A5, 3.10%, 11/15/49		2,903	3,188,237
Series 2017-C33, Class C, 4.56%, 05/15/50(d)		840	826,149
Morgan Stanley Capital Barclays Bank Trust,
Series 2016-MART, Class A, 2.20%, 09/13/31(b)		820	817,665
Morgan Stanley Capital I Trust
Series 2006-IQ11, Class C, 6.05%, 10/15/42(d)		1,601	1,586,728
Series 2007-T27, Class AJ, 6.22%, 06/11/42(d)		1,763	1,765,817
Series 2014-150E, Class D, 4.44%, 09/09/32(b)(d)		3,015	3,040,990
Series 2014-150E, Class F, 4.44%, 09/09/32(b)(d)		508	474,713
Series 2014-CPT, Class E, 3.56%, 07/13/29(b)(d)		250	253,402
Series 2015-MS1, Class A4, 3.78%, 05/15/48(d)		420	466,175
Series 2015-MS1, Class C, 4.17%, 05/15/48(d)		1,000	927,315
Series 2015-MS1, Class D, 4.17%, 05/15/48(b)(d)		310	255,887
Series 2017-CLS, Class E, (1 mo. LIBOR US +1.95%), 2.10%, 11/15/34(a)(b)		471	460,710
Series 2017-CLS, Class F, (1 mo. LIBOR US + 2.60%), 2.75%, 11/15/34(a)(b)		6,092	5,928,846
Series 2017-H1, Class C, 4.28%, 06/15/50(d)		560	568,760
Series 2017-H1, Class D, 2.55%, 06/15/50(b)		4,190	3,052,885
Series 2017-HR2, Class D, 2.73%, 12/15/50(c)		430	348,300
Series 2018-H3, Class A5, 4.18%, 07/15/51		175	207,734
Series 2018-H3, Class C, 5.01%, 07/15/51(d)		420	433,998

S C H E D U L E O F I N V E S T M E N T S	73

Schedule of Investments (continued) September 30, 2020	Master Total Return Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Commercial Mortgage-Backed Securities (continued)
Morgan Stanley Capital I Trust
Series 2018-L1, Class A3, 4.14%, 10/15/51	USD	940	$1,080,296
Series 2018-MP, Class E, 4.42%, 07/11/40(b)(d).		3,789	2,993,667
Series 2018-SUN, Class A, (1 mo. LIBOR US + 1.15%), 1.30%, 07/15/35(a)(b)		1,410	1,364,426
Series 2018-SUN, Class F, (1 mo. LIBOR US + 2.80%), 2.95%, 07/15/35(a)(b)		417	386,851
Series 2019-H6, Class A4, 3.42%, 06/15/52		1,939	2,205,906
Series 2019-H7, Class A4, 3.26%, 07/15/52		2,450	2,760,230
Series 2019-L2, Class A4, 4.07%, 03/15/52		1,485	1,751,518
Series 2019-NUGS, Class E, (1 mo. LIBOR US + 2.24%), 3.74%, 12/15/36(a)(b)		1,400	1,277,949
Series 2020-L4, Class D, 2.50%, 02/15/53(b)		4,269	3,408,750
Morgan Stanley Capital I, Inc., Series 2018-H3, Class D, 3.00%, 07/15/51(b)		960	689,405
MSCG Trust, Series 2018-SELF, Class F, (1 mo. LIBOR US + 3.05%), 3.20%, 10/15/37(a)(b)		2,550	2,403,298
MSDB Trust, Series 2017-712F, Class B, 3.57%, 07/11/39(b)(d)		1,650	1,728,843
Natixis Commercial Mortgage Securities Trust
Series 2018-FL1, Class A, (1 mo. LIBOR US + 0.95%), 1.11%, 06/15/35(a)(b)		756	729,047
Series 2018-FL1, Class MCR1, (1 mo. LIBOR US + 2.35%), 2.51%, 06/15/35(a)(b)		646	608,196
Series 2018-SOX, Class A, 4.40%, 06/17/38(b)		4,162	4,558,666
Series 2019-LVL, Class D, 4.44%, 08/15/38(b)(d)		1,550	1,519,259
Olympic Tower Mortgage Trust, Series 2017-OT, Class E, 4.08%, 05/10/39(b)(d)		2,910	2,504,883
One Market Plaza Trust, Series 2017-1MKT, Class D, 4.15%, 02/10/32(b)		4,327	4,417,661
PFP Ltd.
Series 2019-5, Class A, (1 mo. LIBOR US + 0.97%), 1.12%, 04/14/36(a)(b)		1,195	1,179,714
Series 2019-5, Class AS, (1 mo. LIBOR US + 1.42%), 1.57%, 04/14/36(a)(b)		900	885,046
Prima Capital CRE Securitization Ltd.
Series 2015-4A, Class C, 4.00%, 08/24/49(b)(c)		1,590	1,536,417
Series 2016-6A, Class C, 4.00%, 08/24/40(b)(c)		7,170	7,131,282
Scorpio European Loan Conduit No. 34 DAC, Series 34A, Class C, (3 mo. LIBOR GBP + 2.10%), 2.17%, 05/17/29(a)(b)	GBP	1,185	1,434,482
SG Commercial Mortgage Securities Trust,
Series 2019-PREZ, Class D, 3.59%, 09/15/39(b)(d)	USD	2,200	2,174,727
U.S.
Series 2018-USDC, Class E, 4.64%, 05/13/38(b)(d)		1,890	1,567,486
Series 2018-USDC, Class F, 4.64%, 05/13/38(b)(d)		1,420	1,041,189
UBS Commercial Mortgage Trust, Series 2017- C7, Class A4, 3.68%, 12/15/50		880	1,012,787
VCC Trust, Series 2020-MC1, Class A, 4.50%, 06/25/45(b)(d)		18,082	17,784,817
Velocity Commercial Capital Loan Trust
Series 2014-1, Class M7, 8.02%, 09/25/44(b)(d)		2,399	2,015,086
Series 2016-1, Class M4, 8.65%, 04/25/46(b)(d)		370	383,499
Series 2016-2, Class M2, 4.46%, 10/25/46(d)		200	200,641
Series 2016-2, Class M3, 5.50%, 10/25/46(d)		800	802,438
Series 2016-2, Class M4, 7.23%, 10/25/46(d)		370	373,294
Series 2017-1, Class M2, 4.45%, 05/25/47(b)(d)		410	413,759
Series 2017-1, Class M3, 5.35%, 05/25/47(b)(d)		410	413,929

Security		Par (000)	Value

Commercial Mortgage-Backed Securities (continued)
Velocity Commercial Capital Loan Trust
Series 2017-2, Class M3, 4.24%, 11/25/47(b)(d)	USD	541	$501,079
Series 2017-2, Class M4, 5.00%, 11/25/47(b)(d)		326	278,243
Series 2018-1, Class M2, 4.26%, 04/25/48(b)		324	326,194
Series 2020-1, Class M1, 2.80%, 02/25/50(b)(d)		1,412	1,411,764
Series 2020-1, Class M2, 2.98%, 02/25/50(b)(d)		1,163	1,160,375
VNDO Mortgage Trust, Series 2013-PENN, Class D, 4.08%, 12/13/29(b)(d)		550	545,512
VNDO Trust, Series 2016-350P, Class D, 4.03%, 01/10/35(b)(d)		3,390	3,465,916
Wells Fargo Commercial Mortgage Trust
Series 2014-LC18, Class A5, 3.41%, 12/15/47		550	599,905
Series 2015-C27, Class C, 3.89%, 02/15/48		902	860,541
Series 2015-C28, Class A4, 3.54%, 05/15/48		930	1,025,153
Series 2015-C31, Class A4, 3.70%, 11/15/48		590	659,893
Series 2015-NXS1, Class A5, 3.15%, 05/15/48		399	431,988
Series 2015-NXS2, Class A5, 3.77%, 07/15/58(d)		3,050	3,391,006
Series 2015-NXS4, Class A4, 3.72%, 12/15/48		608	681,172
Series 2015-P2, Class A4, 3.81%, 12/15/48		2,150	2,415,451
Series 2015-P2, Class D, 3.24%, 12/15/48(b)		1,784	1,381,838
Series 2016-C32, Class A3FL, (1 mo. LIBOR US + 1.42%), 1.57%, 01/15/59(a)		3,390	3,390,000
Series 2016-C34, Class A3FL, (1 mo. LIBOR US + 1.04%), 1.19%, 06/15/49(a)(b)		1,830	1,828,105
Series 2016-NXS5, Class B, 5.10%, 01/15/59(d)		860	982,840
Series 2017-C39, Class D, 4.50%, 09/15/50(b)(d)		594	473,856
Series 2017-C41, Class B, 4.19%, 11/15/50(d)		1,710	1,816,582
Series 2017-C41, Class C, 4.66%, 11/15/50(d)		900	795,311
Series 2017-C41, Class D, 2.60%, 11/15/50(b)(d)		1,772	1,247,976
Series 2017-HSDB, Class A, (1 mo. LIBOR US + 0.85%), 1.00%, 12/13/31(a)(b)		1,508	1,448,051
Series 2018-1745, Class A, 3.87%, 06/15/36(b)(d)		1,987	2,189,325
Series 2018-BXI, Class E, (1 mo. LIBOR US + 2.16%), 2.31%, 12/15/36(a)(b)		766	751,225
Series 2018-C44, Class D, 3.00%, 05/15/51(b)		348	257,771
Series 2018-C45, Class C, 4.73%, 06/15/51		530	538,691
Series 2018-C48, Class B, 4.90%, 01/15/52(d)		3,612	4,268,653
Series 2019-C52, Class C, 3.56%, 08/15/52		1,880	1,921,156
Series 2020-SDAL, Class D, (1 mo. LIBOR US + 2.09%), 2.24%, 02/15/37(a)(b)		1,530	1,290,377
Series 2020-SDAL, Class E, (1 mo. LIBOR US + 2.74%), 2.89%, 02/15/37(a)(b)		1,300	1,079,880
WFRBS Commercial Mortgage Trust
Series 2014-C21, Class A5, 3.68%, 08/15/47		1,515	1,656,843
Series 2014-C24, Class B, 4.20%, 11/15/47(d)		770	737,157

			668,996,508

Interest Only Collateralized Mortgage Obligations — 0.0%
Seasoned Credit Risk Transfer Trust, Series 2017-3, Class BIO, 0.00%, 07/25/56(b)(d)		3,224	450,368
Voyager OPTONE Delaware Trust, Series 2009-1,Class SAA7, 4.72%, 02/25/38(b)(d)		14,056	4,857,796

			5,308,164

Interest Only Commercial Mortgage-Backed Securities — 0.2%
245 Park Avenue Trust, Series 2017-245P, Class XA, 0.27%, 06/05/37(b)(d)		13,000	148,756

74	2 0 2 0 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) September 30, 2020	Master Total Return Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Interest Only Commercial Mortgage-Backed Securities (continued)
Banc of America Commercial Mortgage Trust
Series 2017-BNK3, Class XB, 0.78%, 02/15/50(d)	USD	11,850	$440,297
Series 2017-BNK3, Class XD, 1.44%, 02/15/50(b)(d)		5,000	338,600
BANK
Series 2019-BN20, Class XA, 0.96%, 09/15/62(d)		11,517	720,876
Series 2019-BN20, Class XB, 0.46%, 09/15/62(d)		39,279	1,176,426
Barclays Commercial Mortgage Trust
Series 2015-SRCH, Class XA, 1.12%, 08/10/35(b)(d)		17,673	892,154
Series 2019-C3, Class XA, 1.51%, 05/15/52(d)		9,951	927,525
BBCMS Mortgage Trust
Series 2020-C7, Class XA, 1.63%, 04/15/53(d)		8,128	892,310
Series 2020-C7, Class XB, 0.99%, 04/15/53(d)		1,596	132,636
Benchmark Mortgage Trust
Series 2019-B13, Class XA, 1.27%, 08/15/57(d)		58,192	4,510,528
Series 2019-B9, Class XA, 1.21%, 03/15/52(d)		20,939	1,501,947
Series 2020-B17, Class XB, 0.65%, 03/15/53(c)(d)		7,100	298,200
CFCRE Commercial Mortgage Trust
Series 2016-C3, Class XD, 1.86%, 01/10/48(b)(d)		5,497	435,519
Series 2016-C4, Class XB, 0.89%, 05/10/58(d)		5,810	218,747
Commercial Mortgage Pass-Through Certificates
Series 2013-CR6, Class XA, 1.16%, 03/10/46(d)		16,397	278,494
Series 2015-3BP, Class XA, 0.17%, 02/10/35(b)(d)		150,000	609,000
Series 2015-CR25, Class XA, 0.99%, 08/10/48(d)		4,696	159,622
Series 2018-COR3, Class XD, 1.75%, 05/10/51(b)(d)		3,200	343,618
CSAIL Commercial Mortgage Trust
Series 2017-CX10, Class XB, 0.22%, 11/15/50(d)		12,490	186,343
Series 2019-C16, Class XA, 1.73%, 06/15/52(d)		41,437	4,393,429
Series 2019-C17, Class XA, 1.51%, 09/15/52(d)		39,603	3,688,775
Series 2019-C17, Class XB, 0.70%, 09/15/52(d)		19,090	807,169
DBGS Mortgage Trust, Series 2019-1735, Class X, 0.43%, 04/10/37(b)(d)		21,535	527,392
Deutsche Bank JPMorgan Mortgage Trust,
Series 2017-C6, Class XD, 1.00%, 06/10/50(d)		5,780	309,057
GS Mortgage Securities Corp. II, Series 2005- ROCK, Class X1, 0.40%, 05/03/32(b)(d)		21,000	252,725
GS Mortgage Securities Trust, Series 2019- GSA1, Class XA, 0.96%, 11/10/52(d)		14,695	914,212
JPMBB Commercial Mortgage Securities Trust
Series 2014-C22, Class XA, 0.98%, 09/15/47(d)		1,940	52,778
Series 2014-C23, Class XA, 0.78%, 09/15/47(d)		28,703	589,607
Series 2015-C29, Class XA, 0.83%, 05/15/48(d)		1,943	50,067

Security		Par (000)	Value

Interest Only Commercial Mortgage-Backed Securities (continued)
JPMDB Commercial Mortgage Securities Trust, Series 2016-C4, Class XC, 0.75%, 12/15/49(b)(d)	USD	4,940	$187,574
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2013-LC11, Class XB, 0.65%, 04/15/46(d)		4,570	59,135
Series 2016-JP3, Class XC, 0.75%, 08/15/49(b)(d)		13,040	485,092
Ladder Capital Commercial Mortgage Mortgage Trust, Series 2013-GCP, Class XA, 1.35%, 02/15/36(b)(d)		3,875	278,248
LSTAR Commercial Mortgage Trust,
Series 2017-5, Class X, 1.15%, 03/10/50(b)(d)		3,243	107,040
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2014-C19, Class XF, 1.36%, 12/15/47(b)(d)		4,370	192,193
Series 2015-C26, Class XD, 1.49%, 10/15/48(b)(d)		4,490	276,943
Morgan Stanley Capital I Trust
Series 2016-UBS9, Class XD, 1.76%, 03/15/49(b)(d)		13,984	1,091,451
Series 2017-H1, Class XD, 2.36%, 06/15/50(b)(d)		3,293	389,397
Series 2019-H6, Class XB, 0.87%, 06/15/52(d)		23,510	1,255,547
Series 2019-L2, Class XA, 1.19%, 03/15/52(d)		8,833	638,344
Olympic Tower Mortgage Trust, Series 2017-OT,Class XA, 0.51%, 05/10/39(b)(d)		36,697	887,334
One Market Plaza Trust
Series 2017-1MKT, Class XCP, 0.22%, 02/10/32(b)(d)		53,230	105,928
Series 2017-1MKT, Class XNCP, 0.00%, 02/10/32(b)(c)(d)		10,646	106
UBS Commercial Mortgage Trust
Series 2019-C17, Class XA, 1.64%, 10/15/52(d)		32,608	3,401,510
Series 2019-C18, Class XA, 1.18%, 12/15/52(d)		35,737	2,542,860
Wells Fargo Commercial Mortgage Trust
Series 2015-NXS4, Class XA, 1.02%, 12/15/48(d)		2,391	105,327
Series 2016-BNK1, Class XD, 1.40%, 08/15/49(b)(d)		4,420	272,228
Series 2019-C50, Class XA, 1.59%, 05/15/52(d)		20,709	1,916,096

			39,989,162

Mortgage-Backed Securities — 0.1%
Preston Ridge Partners Mortgage LLC, Series 2020-3, Class A1, 2.86%, 09/25/25(b)(e)		26,210	26,209,560

Principal Only Collateralized Mortgage Obligations — 0.0%
Seasoned Credit Risk Transfer Trust,
Series 2017-3, Class B, 0.00%, 07/25/56(b)(m)		1,567	171,527

Total Non-Agency Mortgage-Backed Securities — 5.4% (Cost: $1,093,384,551)			1,078,629,246

S C H E D U L E O F I N V E S T M E N T S	75

Schedule of Investments (continued) September 30, 2020	Master Total Return Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Preferred Securities

Capital Trusts — 0.4%

Banks — 0.1%
Bangkok Bank PCL, (5 yr. U.S. Treasury Yield Curve Rate T Note Constant Maturity + 4.73%), 5.00%(k)(l)	USD	300	$300,000
Bank of America Corp., (3 mo. LIBOR US + 2.93%), 5.88%(k)(l)		8,450	9,111,241
Chong Hing Bank Ltd., (5 yr. U.S. Treasury Yield Curve Rate T Note Constant Maturity + 3.86%), 5.70%(k)(l)		250	248,748
Emirates NBD Bank PJSC
(6 yr. Swap Semi 30/360 US + 3.66%), 6.13%(k)(l)		1,025	1,056,070
(6 yr. Swap Semi 30/360 US + 5.70%), 6.13%(k)(l)		750	781,875
Kookmin Bank, (5 yr. U.S. Treasury Yield Curve Rate T Note Constant Maturity + 2.64%), 4.35%(k)(l)		1,700	1,773,844
Lehman Brothers Holdings Capital Trust VII, 5.86%(c)(i)(l)		1,888	—
Nanyang Commercial Bank Ltd., (5 yr. U.S. Treasury Yield Curve Rate T Note Constant Maturity + 3.21%), 5.00%(k)(l)		200	197,812
Rizal Commercial Banking Corp., (5 yr. U.S. Treasury Yield Curve Rate T Note Constant Maturity + 6.24%), 6.50%(k)(l)		200	199,000
Shinhan Financial Group Co. Ltd., (5 yr. U.S. Treasury Yield Curve Rate T Note Constant Maturity + 3.05%), 5.88%(k)(l)		900	967,781
Woori Bank, (5 yr. U.S. Treasury Yield Curve Rate T Note Constant Maturity + 2.66%), 4.25%(k)(l)		200	203,750

			14,840,121

Capital Markets — 0.3%
Bank of New York Mellon Corp.
(3 mo. LIBOR US + 3.13%), 4.63%(k)(l)		9,722	10,074,422
(3 mo. LIBOR US + 3.42%), 3.65%(k)(l)		4,380	4,292,400
State Street Corp.
(3 mo. LIBOR US + 2.54%), 5.63%(k)(l)		19,655	20,228,926
(3 mo. LIBOR US + 3.60%), 3.85%(k)(l)		4,015	3,992,115
UBS Group AG, (5 yr. Swap Semi 30/360 US + 4.34%), 7.00%(b)(k)(l)		15,350	16,386,125

			54,973,988

Commercial Services & Supplies — 0.0%
King Talent Management Ltd., (5 yr. U.S. Treasury Yield Curve Rate T Note Constant Maturity + 3.52%), 5.60%(k)(l)		600	522,937

Insurance — 0.0%
Heungkuk Life Insurance Co. Ltd., (5 yr. U.S. Treasury Yield Curve Rate T Note Constant Maturity + 2.47%), 4.48%(k)(l)		1,000	1,000,000
KDB Life Insurance Co. Ltd., (5 yr. U.S. Treasury Yield Curve Rate T Note Constant Maturity + 4.66%), 7.50%(k)(l)		900	861,750
Tongyang Life Insurance Co. Ltd., (5 yr. U.S. Treasury Yield Curve Rate T Note Constant Maturity + 4.98%), 5.25%(k)(l)		950	942,875

			2,804,625

Security		Par (000)	Value

Machinery — 0.0%
Weichai International Hong Kong Energy Group Co. Ltd., (5 yr. U.S. Treasury Yield Curve Rate T Note Constant Maturity + 6.08%), 3.75%, 03/14/69(k)(l)	USD	278	$280,346

Media — 0.0%
NBCUniversal Enterprise, Inc., 5.25%(b)(g)(l)		13,680	13,816,800

Real Estate Management & Development — 0.0%
Agile Group Holdings Ltd., (5 yr. U.S. Treasury Yield Curve Rate T Note Constant Maturity + 9.22%), 6.88%(k)(l)		200	198,000
MAF Global Securities Ltd., (5 yr. Swap Semi 30/360 US + 3.48%), 5.50%(k)(l)		1,341	1,318,790

			1,516,790

Total Preferred Securities — 0.4% (Cost: $87,162,055)			88,755,607

U.S. Government Sponsored Agency Securities

Agency Obligations — 0.0%
Fannie Mae, 6.63%, 11/15/30		1,450	2,227,865

Collateralized Mortgage Obligations — 0.0%
Fannie Mae, Series 2003-W5, Class A, (1 mo. LIBOR US + 0.11%), 0.40%, 04/25/33(a)		1	1,559
Freddie Mac
Series 2015-DN1, Class B, (1 mo. LIBOR US +11.50%), 11.65%, 01/25/25(a)		488	543,851
Series 2015-HQ2, Class B, (1 mo. LIBOR US + 7.95%), 8.10%, 05/25/25(a)		521	517,589
Series 2017-DNA2, Class B1, (1 mo. LIBOR US + 5.15%), 5.30%, 10/25/29(a)		590	599,595
Series 2017-DNA3, Class B1, (1 mo. LIBOR US + 4.45%), 4.60%, 03/25/30(a)		1,860	1,808,818
Series 2017-HRP1, Class M2, (1 mo. LIBOR US + 2.45%), 2.60%, 12/25/42(a)		500	473,400
Series 2020-DNA4, Class M2, (1 mo. LIBOR US + 3.75%), 3.90%, 08/25/50(a)(b)		3,520	3,562,453

			7,507,265

Commercial Mortgage-Backed Securities — 0.1%
Fannie Mae
Series 2006-M2, Class A2A, 5.27%, 10/25/32(d)		691	779,492
Series 2017-M5, Class A2, 3.29%, 04/25/29(d)		1,200	1,378,347
Series 2018-M14, Class A2, 3.70%, 08/25/28(d)		3,510	4,143,502
Freddie Mac, Series KL4F, Class A2AS, 3.68%, 10/25/25(d)		1,664	1,824,779
Ginnie Mae
Series 2015-97, Class VA, 2.25%, 12/16/38		1,005	1,044,258
Series 2016-158, Class VA, 2.00%, 03/16/35		658	670,320

			9,840,698

Interest Only Collateralized Mortgage Obligations — 0.0%
Fannie Mae, Series 2020-73, Class AI, 2.00%, 10/25/50		7,100	590,187
Freddie Mac
Series 4995, Class BI, 4.50%, 06/25/50		6,818	916,412
Series 4999, Class QI, 4.00%, 05/25/50		6,765	870,442
Series 5014, Class DI, 4.00%, 09/25/50		4,789	609,591
Series 5029, Class GI, 2.00%, 10/25/50		5,300	497,703

			3,484,335

76	2 0 2 0 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) September 30, 2020	Master Total Return Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Interest Only Commercial Mortgage-Backed Securities — 0.1%
Freddie Mac, Series K111, Class X1, 1.68%, 05/25/30(d)	USD	20,342	$2,620,319
Ginnie Mae
Series 2012-23, Class IO, 0.28%, 06/16/53(d)		2,376	23,971
Series 2013-191, Class IO, 0.71%, 11/16/53(d)		2,721	70,842
Series 2013-30, Class IO, 0.75%, 09/16/53(d)		11,190	352,675
Series 2013-63, Class IO, 0.83%, 09/16/51(d)		11,619	276,959
Series 2013-78, Class IO, 0.72%, 10/16/54(d)		11,968	403,588
Series 2014-52, Class AI, 0.83%, 08/16/41		437	1,739
Series 2015-173, Class IO, 0.79%, 09/16/55(d)		5,154	249,852
Series 2015-22, Class IO, 0.62%, 03/16/55(d)		7,094	231,872
Series 2015-37, Class IO, 0.69%, 10/16/56(d)		1,867	82,815
Series 2015-48, Class IO, 0.66%, 02/16/50(d)		4,716	159,062
Series 2016-110, Class IO, 0.98%, 05/16/58(d)		5,484	332,162
Series 2016-113, Class IO, 1.16%, 02/16/58(d)		6,525	485,122
Series 2016-125, Class IO, 0.95%, 12/16/57(d)		6,990	414,842
Series 2016-128, Class IO, 0.90%, 09/16/56(d)		11,141	688,339
Series 2016-152, Class IO, 0.84%, 08/15/58(d)		7,199	424,545
Series 2016-162, Class IO, 0.90%, 09/16/58(d)		20,840	1,329,501
Series 2016-165, Class IO, 0.96%, 12/16/57(d)		6,324	394,536
Series 2016-26, Class IO, 0.89%, 02/16/58(d)		29,050	1,497,762
Series 2016-36, Class IO, 0.81%, 08/16/57(d)		2,718	143,659
Series 2016-67, Class IO, 1.00%, 07/16/57(d)		2,762	155,239
Series 2016-92, Class IO, 0.90%, 04/16/58(d)		6,059	337,625
Series 2016-96, Class IO, 0.93%, 12/16/57(d)		14,951	818,537

			11,495,563

Mortgage-Backed Securities — 53.4%
Fannie Mae Mortgage-Backed Securities
2.00%, 10/01/31 - 03/01/32		14,224	14,852,510
2.50%, 09/01/27 - 10/01/50		131,386	139,945,309
3.00%, 04/01/28 - 09/01/50		617,026	663,486,503
3.50%, 08/01/28 - 08/01/50		369,268	404,032,260
4.00%, 08/01/31 - 09/01/50		192,268	213,279,827
4.50%, 02/01/25 - 02/01/50		626,855	692,195,331
5.00%, 11/01/32 - 06/01/45		22,265	25,483,863
5.50%, 12/01/32 - 04/01/41		18,894	22,136,072
6.00%, 02/01/34 - 06/01/41		11,230	13,081,489
6.50%, 05/01/40		2,283	2,745,352
Freddie Mac Mortgage-Backed Securities
2.50%, 04/01/27 - 04/01/31		17,836	18,955,288
3.00%, 09/01/27 - 08/01/50		161,708	172,478,354
3.50%, 09/01/30 - 05/01/50		160,433	175,689,102
4.00%, 08/01/40 - 02/01/47		37,080	40,705,327
4.50%, 02/01/39 - 11/01/49		301,347	329,303,832
5.00%, 07/01/35 - 11/01/41		8,383	9,608,162
5.50%, 02/01/35 - 06/01/41		2,604	3,023,021
Ginnie Mae Mortgage-Backed Securities
2.00%, 10/15/50(r)		9,866	10,249,849
2.50%, 10/15/50(r)		257,853	270,607,643
3.00%, 12/20/44 - 10/15/50(r)		778,536	818,587,543
3.50%, 01/15/42 - 10/15/50(r)		532,723	564,091,911
4.00%, 04/20/39 - 10/15/50(r)		188,732	201,238,712
4.50%, 12/20/39 - 10/15/50(r)		86,430	93,072,714
5.00%, 04/15/33 - 10/15/50(r)		36,640	40,174,187
5.50%, 10/15/50(r)		5,800	6,364,367
Uniform Mortgage-Backed Securities
2.00%, 10/01/35 - 10/01/50(r)		1,201,857	1,243,156,006
2.50%, 10/01/35 - 10/01/50(r)		1,468,881	1,540,126,048
3.00%, 10/01/35 - 10/01/50(r)		1,040,008	1,089,655,592
3.50%, 10/01/35 - 10/01/50(r)		107,352	113,294,594
4.00%, 10/01/35 - 10/01/50(r)		1,375,277	1,467,319,250

Security		Par (000)	Value

Mortgage-Backed Securities (continued)
Uniform Mortgage-Backed Securities
4.50%, 10/01/50(r)	USD	225,661	$244,101,735
5.00%, 10/01/50(r)		42,159	46,195,395

			10,689,237,148

Total U.S. Government Sponsored Agency Securities — 53.6% (Cost: $10,622,739,463)			10,723,792,874

U.S. Treasury Obligations
U.S. Treasury Bonds
4.63%, 02/15/40		10,812	17,434,350
3.88%, 08/15/40		10,812	16,027,945
4.25%, 11/15/40		10,812	16,811,815
2.50%, 02/15/45		88,094	108,658,443
2.75%, 11/15/47		88,610	115,438,755
3.00%, 02/15/48(s)(t)		88,094	120,000,546
U.S. Treasury Inflation Indexed Bonds, 0.25%, 02/15/50		74,367	87,900,094
U.S. Treasury Inflation Indexed Notes
0.63%, 04/15/23		636,448	665,933,751
0.13%, 07/15/30		45,325	50,419,424
U.S. Treasury Notes
1.75%, 07/15/22 - 11/15/29		253,010	264,557,326
0.50%, 03/15/23 - 05/31/27		436,195	439,764,304
0.25%, 04/15/23		167,495	167,946,451
1.50%, 10/31/24 - 02/15/30		85,515	90,831,610
2.25%, 11/15/24 - 08/15/27		147,346	160,364,613
0.38%, 04/30/25		181,142	182,210,455
0.63%, 03/31/27		60,677	61,473,386
2.38%, 05/15/27		20,160	22,729,613
1.63%, 08/15/29		31,559	34,369,723

Total U.S. Treasury Obligations — 13.1% (Cost: $2,616,152,357)			2,622,872,604

		Shares

Warrants(f)

Diversified Financial Services — 0.0%
Social Capital Hedosophia Holdings (Issued/Exercisable 09/18/17, 1 Share for 1 Warrant, Expires 12/31/20, Strike Price USD 10.00)(c)		833,000	—

Oil, Gas & Consumable Fuels — 0.0%
SM Energy Co. (Issued/Exercisable 07/14/20, 1 Share for 1 Warrant, Expires 06/30/23, Strike Price USD 0.01)		51,102	80,741

Real Estate Management & Development — 0.0%
Target Hospitality Corp. (Issued/Exercisable 03/05/18, 1 Share for 1 Warrant, Expires 03/05/25, Strike Price USD 11.50)		8,280	638

Total Warrants — 0.0% (Cost: $11,817)			81,379

Total Long-Term Investments — 133.6% (Cost: $26,304,237,856)			26,732,950,808

S C H E D U L E O F I N V E S T M E N T S	77

Schedule of Investments (continued) September 30, 2020	Master Total Return Portfolio (Percentages shown are based on Net Assets)

Security		Shares	Value

Short-Term Securities

Money Market Funds — 1.2%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.02%(q)(u)		178,500,804	$178,500,805
SL Liquidity Series, LLC, Money Market Series, 0.25%(q)(u)(v)		56,761,232	56,783,936

Total Short-Term Securities — 1.2% (Cost: $235,284,795)			235,284,741

Options Purchased — 0.1% (Cost: $36,201,886)			26,767,883

Total Investments Before Options Written and TBA Sale Commitments — 134.9% (Cost: $26,575,724,537)			26,995,003,432

		Par (000)

TBA Sale Commitments(r)

Mortgage-Backed Securities — (24.3)%
Ginnie Mae Mortgage-Backed Securities
2.50%, 10/15/50	USD	102,600	(107,750,039)
3.00%, 10/15/50		288,962	(302,557,888)
3.50%, 10/15/50		158,760	(167,162,897)
4.00%, 10/15/50		5,043	(5,358,089)
4.50%, 10/15/50		2,018	(2,161,877)
5.50%, 10/15/50		5,800	(6,364,367)
Uniform Mortgage-Backed Securities
2.00%, 10/01/50		349,221	(361,061,258)
2.50%, 10/01/35 - 10/01/50		1,621,935	(1,700,599,613)
3.00%, 10/01/35 - 10/01/50		1,319,800	(1,382,677,665)
3.50%, 10/01/35 - 10/01/50		210,926	(222,396,008)
4.00%, 10/01/50		570,793	(608,775,261)

Total TBA Sale Commitments — (24.3)% (Proceeds: $(4,871,004,784))			(4,866,864,962)

Options Written — (0.0)%

(Premiums Received: $(16,215,223))			(12,962,851)

Total Investments Net of Options Written and TBA Sale Commitments — 110.6% (Cost: $21,688,504,530)			22,115,175,619

Liabilities in Excess of Other Assets — (10.6)%			(2,110,725,994)

Net Assets — 100.0%			$20,004,449,625

(a)	Variable rate security. Rate shown is the rate in effect as of period end.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(e)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.
(f)	Non-income producing security.
(g)	All or a portion of the security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.
(h)	All or a portion of this security is on loan.
(i)	Issuer filed for bankruptcy and/or is in default.
(j)	Convertible security.
(k)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(l)	Perpetual security with no stated maturity date.
(m)	Zero-coupon bond.
(n)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(o)	Issuer is a U.S. branch of a foreign domiciled bank.
(p)	Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(q)	Affiliate of the Portfolio.
(r)	Represents or includes a TBA transaction.
(s)	All or a portion of the security has been pledged as collateral in connection with outstanding OTC derivatives.
(t)	All or a portion of the security has been pledged as collateral in connection with outstanding TBA commitments.
(u)	Annualized 7-day yield as of period end.
(v)	All or a portion of this security was purchased with the cash collateral from loaned securities.

78	2 0 2 0 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) September 30, 2020	Master Total Return Portfolio

Affiliates

Investments in issuers considered to be affiliate(s) of the Master Portfolio during the year ended September 30, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 09/30/19	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/20	Par/Shares Held at 09/30/20	Income		Capital Gain Distributions from Underlying Funds

BlackRock Capital Finance LP, Series 1997- R2, Class AP	$3,056	$—		$—		$—	$132	$3,188	$3,374	$—		$—
BlackRock Liquidity Funds, T-Fund, Institutional Class	205,577,418	—		(27,076,613	)(a)	—	—	178,500,805	178,500,804	8,545,192		2,436
iShares China Large-Cap ETF(b)	—	10,896,680		(10,759,175)		(137,505)	—	—	—	—		—
iShares iBoxx $ Investment Grade Corporate Bond ETF(b)	—	186,595,925		(193,714,139)		7,118,214	—	—	—	641,544		—
iShares iBoxx High Yield Corporate Bond ETF	—	787,026,009		(665,076,532)		6,517,135	(625,665)	127,840,947	1,523,730	1,210,732		—
iShares MSCI Emerging Markets ETF(b)	5,640,060	—		(6,013,756)		245,218	128,478	—	—	—		—
iShares PHLX Semiconductor ETF(b)	—	7,168,900		(7,816,564)		647,664	—	—	—	—		—
SL Liquidity Series, LLC, Money Market Series	1,616,850	55,167,187(a	)	—		(46)	(55)	56,783,936	56,761,232	8,557	(c)	—

						$14,390,680	$(497,110)	$363,128,876		$10,406,025		$2,436

(a)	Represents net shares purchased (sold).
(b)	As of period end, the entity is no longer held by the Master Portfolio.
(c)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

For Master Portfolio compliance purposes, the Master Portfolio’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
Euro-Schatz	1,922	12/08/20	$253,041	$(39,545)

S C H E D U L E O F I N V E S T M E N T S	79

Schedule of Investments (continued) September 30, 2020	Master Total Return Portfolio

Futures Contracts (continued)

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts (continued)
U.S. Treasury Bonds (30 Year)	1,040	12/21/20	$183,333	$(330,811)
U.S. Ultra Treasury Bonds	3,806	12/21/20	844,218	(2,293,083)
10 Year U.K. Gilt	496	12/29/20	87,113	(234,588)
U.S. Treasury Notes (2 Year)	5,536	12/31/20	1,223,240	523,227
U.S. Treasury Notes (5 Year)	8,589	12/31/20	1,082,482	526,654
Euro Dollar	539	09/13/21	134,494	93,990
Euro Dollar	539	12/13/21	134,467	105,959
Euro Dollar	539	03/14/22	134,454	(27,436)
Euro Dollar	539	06/13/22	134,440	(34,566)

				(1,710,199)

Short Contracts
Euro-Bund	1,264	12/08/20	258,636	88,054
Euro-Buxl	539	12/08/20	140,723	(2,723,250)
Canadian Government Bonds (10 Year)	1,056	12/18/20	120,395	93,438
E-Mini S&P 500 Index	56	12/18/20	9,386	46,169
U.S. Treasury Notes (10 Year)	3,813	12/21/20	532,033	(86,277)
U.S. Ultra Treasury Notes (10 Year)	564	12/21/20	90,196	(65,001)
Euro Dollar	539	09/18/23	134,292	(240,541)
Euro Dollar	539	12/18/23	134,224	(246,462)
Euro Dollar	539	03/18/24	134,177	47,166
Euro Dollar	539	06/17/24	134,110	12,621

				(3,074,083)

				$(4,784,282)

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
BRL	82,303,458	USD	14,654,000	Citibank N.A.	10/02/20	$686
BRL	44,375,571	USD	7,901,000	Citibank N.A.	10/02/20	370
BRL	11,451,942	USD	2,039,000	Citibank N.A.	10/02/20	95
USD	3,958,000	BRL	21,274,250	Barclays Bank PLC	10/02/20	169,976
USD	4,654,000	BRL	25,215,372	Barclays Bank PLC	10/02/20	164,233
USD	5,001,000	BRL	26,820,363	BNP Paribas S.A.	10/02/20	225,453
USD	1,985,000	BRL	10,713,045	Citibank N.A.	10/02/20	77,470
USD	4,961,000	BRL	26,774,517	Citibank N.A.	10/02/20	193,617
USD	4,001,000	BRL	21,427,356	Citibank N.A.	10/02/20	185,715
USD	4,001,000	BRL	21,427,356	Citibank N.A.	10/02/20	185,715
USD	4,999,000	BRL	27,354,528	Citibank N.A.	10/02/20	128,342
USD	2,999,000	BRL	16,410,528	Citibank N.A.	10/02/20	76,995
USD	2,999,000	BRL	16,410,528	Citibank N.A.	10/02/20	76,995
EUR	107,391,500	USD	125,755,446	UBS AG	10/05/20	169,291
JPY	209,449,000	USD	1,982,762	Barclays Bank PLC	10/05/20	3,305
USD	3,308,920	EUR	2,786,000	BNP Paribas S.A.	10/05/20	42,123
USD	2,261,278	EUR	1,921,000	Deutsche Bank AG	10/05/20	8,759
USD	4,036,606	EUR	3,415,000	State Street Bank and Trust Co.	10/05/20	32,257
USD	236,109,405	EUR	197,457,000	UBS AG	10/05/20	4,575,989
AUD	3,769,000	USD	2,684,564	Bank of America N.A.	10/06/20	15,021
USD	3,219,051	AUD	4,384,000	BNP Paribas S.A.	10/06/20	78,966
CAD	31,644,140	USD	23,691,000	JPMorgan Chase Bank N.A.	10/09/20	74,564
AUD	5,684,000	USD	4,002,539	Barclays Bank PLC	10/14/20	68,760
AUD	5,684,000	USD	4,002,539	Barclays Bank PLC	10/14/20	68,760
CLP	3,913,419,750	USD	4,971,000	Citibank N.A.	10/14/20	14,423
EUR	4,254,000	USD	4,972,628	Bank of America N.A.	10/14/20	16,429
EUR	4,254,000	USD	4,975,219	Deutsche Bank AG	10/14/20	13,838
JPY	419,894,262	AUD	5,415,000	Bank of America N.A.	10/14/20	103,353
JPY	896,239,682	AUD	11,558,000	Bank of America N.A.	10/14/20	220,600

80	2 0 2 0 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) September 30, 2020	Master Total Return Portfolio

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

JPY	493,710,521	USD	4,641,700	HSBC Bank PLC	10/14/20	$ 40,293
JPY	493,710,521	USD	4,641,700	HSBC Bank PLC	10/14/20	40,293
MXN	88,759,871	USD	4,004,000	Barclays Bank PLC	10/14/20	3,524
RUB	236,580,000	USD	3,000,000	BNP Paribas S.A.	10/14/20	40,042
RUB	236,580,000	USD	3,000,000	BNP Paribas S.A.	10/14/20	40,042
USD	5,701,078	AUD	7,754,000	BNP Paribas S.A.	10/14/20	147,094
USD	4,971,000	CLP	3,818,970,750	Citibank N.A.	10/14/20	105,898
USD	3,969,000	COP	14,546,385,000	Citibank N.A.	10/14/20	170,685
USD	4,971,000	COP	18,512,004,000	JPMorgan Chase Bank N.A.	10/14/20	137,192
USD	4,966,527	EUR	4,208,000	HSBC Bank PLC	10/14/20	31,419
USD	6,954,082	EUR	5,892,000	HSBC Bank PLC	10/14/20	43,992
USD	2,376,331	EUR	2,006,000	JPMorgan Chase Bank N.A.	10/14/20	23,711
USD	5,504,316	EUR	4,635,000	Morgan Stanley & Co. International PLC	10/14/20	68,426
USD	1,831,363	EUR	1,545,000	UBS AG	10/14/20	19,399
USD	1,832,670	EUR	1,545,000	UBS AG	10/14/20	20,706
USD	4,961,000	HUF	1,517,669,120	Bank of America N.A.	10/14/20	66,590
USD	4,961,000	HUF	1,517,669,120	Bank of America N.A.	10/14/20	66,591
USD	4,999,000	JPY	522,637,451	UBS AG	10/14/20	42,685
USD	2,999,000	KRW	3,498,933,300	Bank of America N.A.	10/14/20	7,180
USD	2,999,000	KRW	3,498,933,300	Bank of America N.A.	10/14/20	7,180
USD	4,998,000	KRW	5,819,171,400	Barclays Bank PLC	10/14/20	22,223
USD	4,998,000	KRW	5,819,171,400	Barclays Bank PLC	10/14/20	22,223
USD	4,995,000	MXN	105,507,387	Citibank N.A.	10/14/20	231,323
USD	4,995,000	MXN	105,507,387	Citibank N.A.	10/14/20	231,323
USD	390,000	MXN	8,392,059	Citibank N.A.	10/14/20	11,097
USD	390,000	MXN	8,392,059	Citibank N.A.	10/14/20	11,097
USD	2,407,647	MXN	53,277,125	Citibank N.A.	10/14/20	2,175
USD	4,655,000	MXN	100,040,605	Deutsche Bank AG	10/14/20	138,149
USD	4,655,000	MXN	100,040,605	Deutsche Bank AG	10/14/20	138,149
USD	10,001,000	MXN	211,763,174	HSBC Bank PLC	10/14/20	439,855
USD	2,325,000	MXN	50,005,774	HSBC Bank PLC	10/14/20	67,230
USD	2,325,000	MXN	50,005,775	HSBC Bank PLC	10/14/20	67,230
USD	2,628,000	MXN	56,561,130	HSBC Bank PLC	10/14/20	74,255
USD	2,628,000	MXN	56,561,130	HSBC Bank PLC	10/14/20	74,255
USD	4,357,353	MXN	96,482,388	UBS AG	10/14/20	1,156
USD	3,969,000	PLN	15,001,629	Bank of America N.A.	10/14/20	87,874
USD	3,969,000	PLN	15,001,629	Bank of America N.A.	10/14/20	87,874
USD	2,999,000	RUB	229,033,630	Bank of America N.A.	10/14/20	55,928
USD	2,999,000	RUB	229,033,630	Bank of America N.A.	10/14/20	55,928
USD	1,171,000	RUB	88,709,105	Citibank N.A.	10/14/20	31,092
USD	9,372,000	RUB	709,975,860	Citibank N.A.	10/14/20	248,843
USD	9,452,000	RUB	717,213,034	Citibank N.A.	10/14/20	235,845
USD	1,708,000	RUB	129,602,186	Citibank N.A.	10/14/20	42,618
USD	4,995,000	ZAR	81,991,426	BNP Paribas S.A.	10/14/20	108,139
USD	2,997,000	ZAR	49,194,856	BNP Paribas S.A.	10/14/20	64,883
ZAR	83,434,755	USD	4,971,000	BNP Paribas S.A.	10/14/20	1,887
ZAR	51,151,244	USD	2,999,000	BNP Paribas S.A.	10/14/20	49,722
ZAR	51,151,244	USD	2,999,000	BNP Paribas S.A.	10/14/20	49,722
ZAR	50,961,600	USD	3,000,000	Citibank N.A.	10/14/20	37,418
ZAR	50,961,600	USD	3,000,000	Citibank N.A.	10/14/20	37,418
USD	4,038,000	BRL	22,337,005	BNP Paribas S.A.	11/04/20	64,205
USD	2,966,000	BRL	16,407,022	BNP Paribas S.A.	11/04/20	47,160
USD	126,112,523	EUR	107,391,500	Goldman Sachs Bank USA	11/04/20	110,430
USD	14,347,407	COP	53,206,642,219	Barclays Bank PLC	12/04/20	491,923
USD	3,739,582	EUR	3,139,000	Bank of America N.A.	12/04/20	54,143
USD	5,958,645	EUR	5,001,678	Bank of America N.A.	12/04/20	86,271
USD	4,897,222	MXN	105,018,972	Deutsche Bank AG	12/04/20	183,095
USD	54,235,662	RUB	4,105,449,793	Citibank N.A.	12/04/20	1,764,719
EUR	21,340,000	USD	24,887,882	Bank of America N.A.	12/16/20	176,680
EUR	21,300,000	USD	24,967,306	Deutsche Bank AG	12/16/20	50,274
EUR	22,780,000	USD	26,660,186	JPMorgan Chase Bank N.A.	12/16/20	95,705
EUR	22,410,000	USD	26,117,309	JPMorgan Chase Bank N.A.	12/16/20	204,004

S C H E D U L E O F I N V E S T M E N T S	81

Schedule of Investments (continued) September 30, 2020	Master Total Return Portfolio

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

EUR	42,610,000	USD	49,917,189	JPMorgan Chase Bank N.A.	12/16/20	$ 129,717
GBP	28,929,141	EUR	31,550,000	BNP Paribas S.A.	12/16/20	291,142
GBP	29,259,407	EUR	31,550,000	BNP Paribas S.A.	12/16/20	717,516
GBP	29,102,794	EUR	31,510,000	BNP Paribas S.A.	12/16/20	562,309
USD	41,266,169	CNH	280,721,365	Morgan Stanley & Co. International PLC	12/16/20	106,907
USD	1,363,301	EUR	1,145,538	Bank of America N.A.	12/16/20	17,828
USD	100,096,399	EUR	84,080,000	BNP Paribas S.A.	12/16/20	1,341,557
USD	25,444,370	EUR	21,440,000	BNP Paribas S.A.	12/16/20	262,355
USD	13,543,157	EUR	11,388,484	Citibank N.A.	12/16/20	166,992
USD	19,948,131	EUR	16,870,000	Citibank N.A.	12/16/20	133,737
USD	29,766,812	EUR	25,060,000	Citibank N.A.	12/16/20	332,983
USD	20,081,481	EUR	16,910,000	Citibank N.A.	12/16/20	220,106
USD	102,514,686	EUR	86,436,000	JPMorgan Chase Bank N.A.	12/16/20	992,642
USD	1,321,842	EUR	1,111,516	JPMorgan Chase Bank N.A.	12/16/20	16,328
USD	13,523,767	EUR	11,364,462	Morgan Stanley & Co. International PLC	12/16/20	175,816
USD	4,393,331	EUR	3,707,621	UBS AG	12/16/20	38,603

						19,677,120

BRL	22,319,641	USD	4,038,000	BNP Paribas S.A.	10/02/20	(63,837)
BRL	16,394,268	USD	2,966,000	BNP Paribas S.A.	10/02/20	(46,890)
BRL	21,006,440	USD	3,980,000	Citibank N.A.	10/02/20	(239,662)
BRL	21,006,440	USD	3,980,000	Citibank N.A.	10/02/20	(239,662)
EUR	107,391,500	USD	126,034,664	Goldman Sachs Bank USA	10/05/20	(109,927)
USD	1,533,920	EUR	1,316,000	Goldman Sachs Bank USA	10/05/20	(9,191)
USD	1,732,319	EUR	1,479,000	HSBC Bank PLC	10/05/20	(1,921)
USD	7,509,721	EUR	6,409,000	State Street Bank and Trust Co.	10/05/20	(5,321)
USD	1,977,014	JPY	209,449,000	JPMorgan Chase Bank N.A.	10/05/20	(9,053)
AUD	33,052,720	USD	23,691,000	JPMorgan Chase Bank N.A.	10/09/20	(16,487)
EUR	20,199,910	USD	23,691,000	JPMorgan Chase Bank N.A.	10/09/20	(3,127)
GBP	18,324,575	USD	23,691,000	JPMorgan Chase Bank N.A.	10/09/20	(44,714)
USD	23,691,000	AUD	33,606,496	JPMorgan Chase Bank N.A.	10/09/20	(380,163)
USD	23,691,000	CAD	31,725,258	JPMorgan Chase Bank N.A.	10/09/20	(135,486)
USD	23,691,000	EUR	20,340,459	JPMorgan Chase Bank N.A.	10/09/20	(161,690)
USD	23,691,000	GBP	18,447,917	JPMorgan Chase Bank N.A.	10/09/20	(114,449)
AUD	5,457,000	USD	3,988,794	UBS AG	10/14/20	(80,090)
AUD	7,513,000	USD	5,491,627	UBS AG	10/14/20	(110,265)
COP	14,899,626,000	USD	3,969,000	Citibank N.A.	10/14/20	(78,447)
COP	18,427,497,000	USD	4,971,000	Citibank N.A.	10/14/20	(159,258)
EUR	1,390,000	USD	1,640,638	Citibank N.A.	10/14/20	(10,457)
EUR	4,330,000	USD	5,110,764	Citibank N.A.	10/14/20	(32,574)
EUR	13,195,000	USD	15,630,771	UBS AG	10/14/20	(155,780)
EUR	13,195,000	USD	15,630,771	UBS AG	10/14/20	(155,780)
HUF	1,206,486,235	USD	3,968,676	Bank of America N.A.	10/14/20	(77,816)
HUF	1,206,486,235	USD	3,968,676	Bank of America N.A.	10/14/20	(77,816)
HUF	301,901,081	USD	992,324	Citibank N.A.	10/14/20	(18,708)
HUF	301,901,081	USD	992,324	Citibank N.A.	10/14/20	(18,708)
JPY	412,638,331	AUD	5,474,000	Deutsche Bank AG	10/14/20	(7,718)
JPY	412,638,331	AUD	5,474,000	Deutsche Bank AG	10/14/20	(7,718)
KRW	9,328,900,350	USD	7,997,000	JPMorgan Chase Bank N.A.	10/14/20	(20,172)
KRW	9,328,900,350	USD	7,997,000	JPMorgan Chase Bank N.A.	10/14/20	(20,172)
MXN	211,641,319	USD	9,942,000	Citibank N.A.	10/14/20	(386,357)
MXN	128,097,273	USD	5,838,000	Deutsche Bank AG	10/14/20	(54,385)
MXN	168,913,298	USD	7,908,000	UBS AG	10/14/20	(281,534)
MXN	39,583,768	USD	1,853,190	UBS AG	10/14/20	(65,976)
MXN	359,314,556	USD	16,822,000	UBS AG	10/14/20	(598,883)
PLN	22,271,661	USD	5,953,000	Bank of America N.A.	10/14/20	(191,018)
PLN	22,271,661	USD	5,953,000	Bank of America N.A.	10/14/20	(191,018)
RUB	128,615,304	USD	1,708,000	Citibank N.A.	10/14/20	(55,299)
RUB	711,751,668	USD	9,452,000	Citibank N.A.	10/14/20	(306,024)
RUB	88,178,291	USD	1,171,000	Citibank N.A.	10/14/20	(37,913)
RUB	705,727,532	USD	9,372,000	Citibank N.A.	10/14/20	(303,434)
USD	9,697,266	EUR	8,307,000	JPMorgan Chase Bank N.A.	10/14/20	(45,117)

82	2 0 2 0 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) September 30, 2020	Master Total Return Portfolio

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

USD	9,697,266	EUR	8,307,000	JPMorgan Chase Bank N.A.	10/14/20	$ (45,117)
USD	4,943,000	JPY	526,472,207	BNP Paribas S.A.	10/14/20	(49,681)
USD	4,943,000	JPY	526,472,207	BNP Paribas S.A.	10/14/20	(49,681)
USD	3,902,430	MXN	87,908,089	Morgan Stanley & Co. International PLC	10/14/20	(66,636)
USD	3,095,570	MXN	69,801,602	UBS AG	10/14/20	(55,985)
USD	2,165,000	RUB	172,095,850	Bank of America N.A.	10/14/20	(46,424)
USD	2,165,000	RUB	172,095,850	Bank of America N.A.	10/14/20	(46,424)
USD	835,000	RUB	66,288,145	BNP Paribas S.A.	10/14/20	(16,800)
USD	835,000	RUB	66,288,145	BNP Paribas S.A.	10/14/20	(16,800)
USD	3,001,000	RUB	235,908,610	Citibank N.A.	10/14/20	(30,415)
USD	3,001,000	RUB	235,908,610	Citibank N.A.	10/14/20	(30,415)
USD	3,000,000	ZAR	51,042,000	Bank of America N.A.	10/14/20	(42,210)
USD	3,000,000	ZAR	51,042,000	Bank of America N.A.	10/14/20	(42,210)
USD	6,001,916	ZAR	101,587,230	BNP Paribas S.A.	10/14/20	(52,896)
USD	14,407,000	ZAR	243,850,001	BNP Paribas S.A.	10/14/20	(126,972)
USD	6,404,356	ZAR	108,165,922	UBS AG	10/14/20	(42,560)
ZAR	98,700,161	USD	5,986,000	Bank of America N.A.	10/14/20	(103,263)
KZT	539,247,006	USD	1,270,760	Citibank N.A.	10/23/20	(32,461)
USD	2,684,749	AUD	3,769,000	Bank of America N.A.	11/04/20	(15,020)
USD	125,833,305	EUR	107,391,500	UBS AG	11/04/20	(168,788)
USD	1,983,425	JPY	209,449,000	Barclays Bank PLC	11/04/20	(3,297)
USD	1,790,749	EUR	1,591,408	UBS AG	11/27/20	(77,335)
IDR	194,009,060,238	USD	13,055,791	HSBC Bank PLC	12/04/20	(95,767)
RUB	125,450,291	USD	1,630,792	Bank of America N.A.	12/04/20	(27,436)
RUB	212,661,430	USD	2,758,541	Credit Suisse International	12/04/20	(40,557)
RUB	141,745,141	USD	1,840,523	Credit Suisse International	12/04/20	(28,907)
RUB	62,678,618	USD	813,438	Credit Suisse International	12/04/20	(12,355)
RUB	70,696,936	USD	920,341	Credit Suisse International	12/04/20	(16,778)
RUB	212,090,656	USD	2,768,302	Credit Suisse International	12/04/20	(57,613)
RUB	173,518,557	USD	2,265,152	Credit Suisse International	12/04/20	(47,445)
RUB	226,253,011	USD	2,937,226	Credit Suisse International	12/04/20	(45,530)
RUB	125,261,799	USD	1,636,703	HSBC Bank PLC	12/04/20	(35,757)
RUB	125,261,799	USD	1,631,310	HSBC Bank PLC	12/04/20	(30,364)
USD	18,335,820	CNH	126,083,000	Barclays Bank PLC	12/04/20	(164,703)
USD	118,972,110	CNH	817,731,000	Citibank N.A.	12/04/20	(1,015,920)
USD	3,997,820	CNH	27,465,000	HSBC Bank PLC	12/04/20	(32,199)
USD	40,666,987	IDR	615,616,849,730	Standard Chartered Bank	12/04/20	(456,915)
EUR	31,670,000	GBP	29,421,747	BNP Paribas S.A.	12/16/20	(786,154)
EUR	6,240,000	GBP	5,759,607	BNP Paribas S.A.	12/16/20	(106,594)
EUR	31,430,000	GBP	29,168,297	Citibank N.A.	12/16/20	(740,837)
EUR	25,270,000	GBP	23,313,344	Citibank N.A.	12/16/20	(417,188)
EUR	22,776,573	USD	27,030,439	Bank of America N.A.	12/16/20	(278,574)
EUR	2,483,521	USD	2,944,363	Bank of America N.A.	12/16/20	(27,383)
EUR	21,050,000	USD	24,754,989	Bank of America N.A.	12/16/20	(31,043)
EUR	50,500,000	USD	60,085,304	BNP Paribas S.A.	12/16/20	(771,323)
EUR	25,310,000	USD	30,132,694	BNP Paribas S.A.	12/16/20	(405,231)
EUR	84,080,000	USD	99,950,125	Citibank N.A.	12/16/20	(1,195,283)
EUR	24,970,000	USD	29,735,842	Citibank N.A.	12/16/20	(407,721)
EUR	17,110,000	USD	20,162,989	Citibank N.A.	12/16/20	(66,707)
EUR	2,423,427	USD	2,876,960	Deutsche Bank AG	12/16/20	(30,561)
EUR	21,100,000	USD	24,870,188	HSBC Bank PLC	12/16/20	(87,515)
EUR	22,826,479	USD	27,053,865	Morgan Stanley & Co. International PLC	12/16/20	(243,383)
TWD	38,600,260	USD	1,334,725	Goldman Sachs Bank USA	12/16/20	(1,620)
USD	528,242	CNH	3,634,112	HSBC Bank PLC	12/16/20	(4,590)
USD	255,893,973	CNH	1,759,347,830	Standard Chartered Bank	12/16/20	(2,060,947)
USD	40,830,417	CNH	280,721,365	Standard Chartered Bank	12/16/20	(328,845)
USD	25,162,369	EUR	21,530,000	Bank of America N.A.	12/16/20	(125,354)
USD	30,204,190	EUR	25,730,000	BNP Paribas S.A.	12/16/20	(16,577)
USD	24,697,106	EUR	21,030,000	Citibank N.A.	12/16/20	(3,350)
USD	25,299,400	EUR	21,630,000	Deutsche Bank AG	12/16/20	(105,777)
USD	30,169,274	EUR	25,730,000	Deutsche Bank AG	12/16/20	(51,493)
USD	25,106,181	EUR	21,470,000	JPMorgan Chase Bank N.A.	12/16/20	(111,070)

S C H E D U L E O F I N V E S T M E N T S	83

Schedule of Investments (continued) September 30, 2020	Master Total Return Portfolio

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

USD	25,043,270	EUR	21,430,000	JPMorgan Chase Bank N.A.	12/16/20	$(127,000)
USD	40,170,060	EUR	34,270,000	JPMorgan Chase Bank N.A.	12/16/20	(81,229)
USD	50,317,579	EUR	42,880,000	JPMorgan Chase Bank N.A.	12/16/20	(46,451)
USD	7,106,139	HKD	55,103,485	Bank of America N.A.	12/16/20	(1,838)
USD	4,133,845	JPY	438,419,026	Goldman Sachs Bank USA	12/16/20	(27,671)
USD	1,328,432	TWD	38,600,260	Goldman Sachs Bank USA	12/16/20	(4,673)
USD	9,692,000	TRY	77,796,715	JPMorgan Chase Bank N.A.	12/29/20	(96,484)

						(17,190,119)

						$2,487,001

Interest Rate Caps Purchased

Reference Entity	Exercise Rate	Counterparty	Expiration Date		Notional Amount (000)	Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
30Y-5Y CMS Index Cap	0.87%	Goldman Sachs Bank USA	03/18/21	USD	948,500	$966,569	$820,452	$146,116

Exchange-Traded Options Purchased

Description	Number of Contracts	Expiration Date		Exercise Price		Notional Amount (000)	Value

Call
SPDR S&P 500 ETF Trust	2,481	10/05/20	USD	335.00	USD	83,086	$710,806
SPDR S&P 500 ETF Trust	9,161	10/09/20	USD	350.00	USD	306,793	384,762
Facebook, Inc.	1,221	10/16/20	USD	300.00	USD	31,978	39,683
PowerShares QQQ Trust, Series 1 ETF	5,929	10/16/20	USD	280.00	USD	164,731	3,050,470
PowerShares QQQ Trust, Series 1 ETF	49	11/20/20	USD	295.00	USD	1,361	28,812
Caesars Entertainment, Inc.	1,451	01/15/21	USD	45.00	USD	8,134	2,245,422
Caesars Entertainment, Inc.	869	03/19/21	USD	35.00	USD	4,872	2,074,737
Caesars Entertainment, Inc.	1,160	03/19/21	USD	40.00	USD	6,503	2,389,600
SPDR S&P 500 ETF Trust	120	03/19/21	USD	380.00	USD	4,019	51,960
SPDR S&P 500 ETF Trust	3,652	06/18/21	USD	400.00	USD	122,302	1,256,288

							12,232,540

Put
SPDR S&P 500 ETF Trust	3,054	10/05/20	USD	328.00	USD	102,275	479,478
Euro Dollar (2 Year) Mid-Curve	56,681	12/11/20	USD	99.63	USD	14,132,699	2,834,050
Euro Dollar (3 Year) Mid-Curve	22,196	06/11/21	USD	99.25	USD	5,522,642	4,161,750

							7,475,278

							$19,707,818

OTC Barrier Options Purchased

Description	Type of Option	Counterparty	Number of Contracts	Expiration Date		Exercise Price	Barrier Price/Range			Notional Amount (000)	Value
Call
EUR
Currency	One-Touch	Deutsche Bank AG	—	10/29/20	USD	1.22	USD	1.25	EUR	1,160	$33,842
USD
Currency	Down-and-In	BNP Paribas S.A.	—	10/30/20	ZAR	16.50	ZAR	15.65	USD	19,990	4,852
USD
Currency	Down-and-In	Bank of America N.A.	—	11/02/20	ZAR	16.70	ZAR	15.80	USD	31,400	13,827
USD
Currency	Down-and-In	Bank of America N.A.	—	11/02/20	ZAR	17.03	ZAR	16.13	USD	50,006	58,982
USD

Currency	Down-and-In	BNP Paribas S.A.	—	11/02/20	ZAR	16.58	ZAR	15.68	USD	44,035	14,002

84	2 0 2 0 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) September 30, 2020	Master Total Return Portfolio

OTC Barrier Options Purchased (continued)

Description	Type of Option	Counterparty	Number of Contracts	Expiration Date		Exercise Price		Barrier Price/Range		Notional Amount (000)	Value

Call (continued)
USD
Currency	Down-and-In	Morgan Stanley & Co. International PLC	—	11/02/20	MXN	21.50	MXN	20.50	USD	31,400	$7,092
USD
Currency	Down-and-In	Morgan Stanley & Co. International PLC	—	11/02/20	MXN	21.40	MXN	20.40	USD	94,040	16,981
USD
Currency	One-Touch	Credit Suisse International	—	12/21/20	CAD	1.41	CAD	1.41	USD	736	94,126
USD
Currency	One-Touch	Citibank N.A.	—	02/18/21	JPY	100.00	JPY	100.00	USD	943	240,868

											484,572

Put
USD
Currency	Down-and-Out	Morgan Stanley & Co. International PLC	—	11/20/20	MXN	21.90	MXN	21.25	USD	9,999	49,117
S&P
500 Index	Down-and-Out	Goldman Sachs International	9,262	03/19/21	USD	3,242.36	USD	2,559.76	USD	31,148	343,154

											392,271

											$876,843

OTC Options Purchased

Description	Counterparty	Number of Contracts	Expiration Date		Exercise Price		Notional Amount (000)	Value

Call
USD Currency	Bank of America N.A.	—	10/15/20	ZAR	17.00	USD	15,188	$141,163
USD Currency	JPMorgan Chase Bank N.A.	—	10/23/20	IDR	15,000.00	USD	15,696	128,915
USD Currency	Citibank N.A.	—	10/30/20	MXN	22.50	USD	7,993	128,018
USD Currency	Deutsche Bank AG	—	11/03/20	CLP	775.00	USD	19,460	439,721
USD Currency	JPMorgan Chase Bank N.A.	—	11/03/20	TWD	30.00	USD	13,122	7,009
USD Currency	Citibank N.A.	—	11/06/20	TRY	7.70	USD	6,255	189,854

								1,034,680

Put
USD Currency	Citibank N.A.	—	10/01/20	MXN	21.50	USD	15,812	553
USD Currency	Citibank N.A.	—	10/02/20	RUB	73.50	USD	29,114	8
USD Currency	Bank of America N.A.	—	10/07/20	BRL	5.30	USD	13,690	3,301
USD Currency	Bank of America N.A.	—	10/09/20	MXN	23.80	USD	8,759	659,240
USD Currency	Morgan Stanley & Co. International PLC	—	10/09/20	MXN	21.30	USD	13,920	21,357
AUD Currency	Morgan Stanley & Co. International PLC	—	10/14/20	JPY	72.40	AUD	356,057	169,062
USD Currency	Bank of America N.A.	—	10/30/20	ZAR	17.00	USD	12,000	333,226
USD Currency	BNP Paribas S.A.	—	10/30/20	RUB	79.00	USD	12,000	339,789
USD Currency	Citibank N.A.	—	10/30/20	MXN	21.50	USD	9,998	80,546
USD Currency	Goldman Sachs International	—	10/30/20	JPY	104.50	USD	11,998	39,260
USD Currency	Morgan Stanley & Co. International PLC	—	10/30/20	MXN	21.80	USD	14,995	190,295
USD Currency	Morgan Stanley & Co. International PLC	—	10/30/20	MXN	20.90	USD	15,986	44,526
USD Currency	Citibank N.A.	—	11/09/20	RUB	75.00	USD	15,876	121,782
USD Currency	Deutsche Bank AG	—	12/22/20	CNH	6.80	USD	56,779	603,055

								2,606,000

								$3,640,680

OTC Interest Rate Swaptions Purchased

								Notional
	Paid by the Fund		Received by the Fund			Expiration	Exercise	Amount
Description	Rate	Frequency	Rate	Frequency	Counterparty	Date	Rate	(000)		Value

Put
30-Year Interest Rate Swap, 06/20/51	1.41%	Semi-Annual	3-month LIBOR, 0.23%	Quarterly	Goldman Sachs International	06/18/21	1.41%	USD	40,320	$1,575,973

S C H E D U L E O F I N V E S T M E N T S	85

Schedule of Investments (continued) September 30, 2020	Master Total Return Portfolio

Interest Rate Caps Sold

Reference Entity	Exercise Rate	Counterparty	Expiration Date		Notional Amount (000)	Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)

30Y-5Y CMS Index Cap	1.17%	Goldman Sachs Bank USA	03/18/21	USD	948,500	$(320,327)	$(204,876)	$(115,451)

Exchange-Traded Options Written

Description	Number of Contracts	Expiration Date		Exercise Price		Notional Amount (000)	Value

Call
PowerShares QQQ Trust, Series 1 ETF	79	10/02/20	USD	295.00	USD	2,195	$(158)
SPDR S&P 500 ETF Trust	3,092	10/05/20	USD	340.00	USD	103,548	(316,930)
PowerShares QQQ Trust, Series 1 ETF	123	10/16/20	USD	280.00	USD	3,418	(63,283)
PowerShares QQQ Trust, Series 1 ETF	123	10/16/20	USD	290.00	USD	3,417	(20,172)
PowerShares QQQ Trust, Series 1 ETF	5,972	10/16/20	USD	285.00	USD	165,926	(1,824,446)
PowerShares QQQ Trust, Series 1 ETF	123	10/23/20	USD	290.00	USD	3,417	(33,702)
PowerShares QQQ Trust, Series 1 ETF	246	10/23/20	USD	285.00	USD	6,835	(109,347)
U.S. Treasury 2-Year Notes Futures	244	10/23/20	USD	110.50	USD	53,915	(11,438)
U.S. Treasury 5-Year Notes Futures	243	10/23/20	USD	126.25	USD	30,626	(11,391)
SPDR S&P 500 ETF Trust	2,158	10/30/20	USD	340.00	USD	72,269	(1,206,322)
iShares iBoxx $ Investment Grade Corporate Bond ETF	330	11/20/20	USD	140.00	USD	4,445	(4,290)
PowerShares QQQ Trust, Series 1 ETF	85	11/20/20	USD	305.00	USD	2,362	(26,138)
U.S. Treasury Long-Term Bonds Futures	83	11/20/20	USD	182.00	USD	14,631	(55,766)
SPDR S&P 500 ETF Trust	119	12/18/20	USD	365.00	USD	3,985	(44,685)

							(3,728,068)

Put
SPDR S&P 500 ETF Trust	3,054	10/05/20	USD	322.00	USD	102,275	(186,294)
PowerShares QQQ Trust, Series 1 ETF	240	10/16/20	USD	250.00	USD	6,668	(22,200)
U.S. Treasury 2-Year Notes Futures	244	10/23/20	USD	110.38	USD	53,915	(7,625)
U.S. Treasury 5-Year Notes Futures	243	10/23/20	USD	125.50	USD	30,626	(7,594)
PowerShares QQQ Trust, Series 1 ETF	123	10/30/20	USD	250.00	USD	3,417	(32,534)
PowerShares QQQ Trust, Series 1 ETF	246	10/30/20	USD	255.00	USD	6,835	(84,870)
SPDR S&P 500 ETF Trust	58	11/20/20	USD	280.00	USD	1,942	(11,397)
PowerShares QQQ Trust, Series 1 ETF	243	12/18/20	USD	220.00	USD	6,752	(80,068)
SPDR S&P 500 ETF Trust	396	12/18/20	USD	250.00	USD	13,262	(63,954)
SPDR S&P 500 ETF Trust	240	03/19/21	USD	250.00	USD	8,037	(120,120)
Euro Dollar (3 Year) Mid-Curve	22,196	06/11/21	USD	98.75	USD	5,522,642	(832,350)
SPDR S&P 500 ETF Trust	3,652	06/18/21	USD	275.00	USD	122,302	(4,382,400)

							(5,831,406)

							$(9,559,474)

OTC Barrier Options Written

Description	Type of Security	Counterparty	Number of Contracts	Expiration Date		Exercise Price		Barrier Price/Range		Notional Amount (000)	Value

Call
USD
Currency	One-Touch	Credit Suisse International	—	10/21/20	CAD	1.41	CAD	1.41	USD	613	$(6,322)
USD Currency	One-Touch	Morgan Stanley & Co. International PLC	—	10/30/20	MXN	22.75	MXN	22.75	USD	200	(64,160)
USD
Currency	One-Touch	Citibank N.A.	—	11/18/20	JPY	100.00	JPY	100.00	USD	943	(84,967)

											$(155,449)

Put
USD Currency	Down-and-Out	Morgan Stanley & Co. International PLC	—	11/20/20	MXN	21.40	MXN	21.25	USD	9,999	(21,365)

											$(176,814)

86	2 0 2 0 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) September 30, 2020	Master Total Return Portfolio

OTC Options Written

Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price			Notional Amount (000)	Value

Call
USD Currency	Bank of America N.A.	—	10/07/20	BRL	5.45	USD	13,690	$(454,249)
USD Currency	JPMorgan Chase Bank N.A.	—	10/23/20	IDR	15,500.00	USD	23,544	(53,500)
USD Currency	Bank of America N.A.	—	10/30/20	ZAR	18.00	USD	12,000	(51,411)
USD Currency	Morgan Stanley & Co. International PLC	—	10/30/20	MXN	22.50	USD	15,986	(256,035)
USD Currency	Deutsche Bank AG	—	11/03/20	CLP	810.00	USD	23,352	(155,327)
USD Currency	Citibank N.A.	—	11/09/20	RUB	78.00	USD	11,908	(274,893)
iShares iBoxx $ Investment Grade Corporate Bond ETF	UBS AG	2,000,600	11/20/20	USD	140.00	USD	269,501	(260,078)

								(1,505,493)

Put
USD Currency(a)	Citibank N.A.	—	10/02/20	RUB	70.50	USD	21,351	(2)
USD Currency	Bank of America N.A.	—	10/09/20	MXN	22.80	USD	14,015	(470,956)
AUD Currency	Morgan Stanley & Co. International PLC	—	10/14/20	JPY	70.15	AUD	445,071	(39,022)
USD Currency	Bank of America N.A.	—	10/30/20	ZAR	16.25	USD	17,998	(132,694)
USD Currency	BNP Paribas S.A.	—	10/30/20	RUB	76.80	USD	17,998	(228,110)
USD Currency	Goldman Sachs International	—	10/30/20	JPY	102.50	USD	11,998	(9,794)
USD Currency	Morgan Stanley & Co. International PLC	—	10/30/20	MXN	21.20	USD	14,995	(72,656)
USD Currency	Morgan Stanley & Co. International PLC	—	10/30/20	MXN	20.20	USD	15,986	(11,023)
USD Currency	Deutsche Bank AG	—	11/03/20	CLP	740.00	USD	9,730	(11,404)
USD Currency	Citibank N.A.	—	11/06/20	TRY	7.25	USD	6,255	(15,015)
USD Currency	Deutsche Bank AG	—	12/22/20	CNH	6.75	USD	56,779	(410,067)

								(1,400,743)

								$(2,906,236)

(a)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

Centrally Cleared Credit Default Swaps — Buy Protection

Reference Obligation/Index	Financing Rate Paid by the Fund	Payment Frequency	Termination Date		Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)

CDX.NA.HY.33.V1	5.00%	Quarterly	12/20/24	USD	35,458	$(1,870,432)	$(2,790,442)	$ 920,010

Centrally Cleared Inflation Swaps

								Upfront
						Notional		Premium	Unrealized
Paid by the Fund		Received by the Fund		Termination		Amount		Paid	Appreciation
Reference	Frequency	Rate	Frequency	Date		(000)	Value	(Received)	(Depreciation)

0.73%	At Termination	Eurostat Eurozone HICP Ex Tobacco NSA (CPTFEMU)	At Termination	09/15/25	EUR	69,035	$(549,437)	$—	$(549,437)
0.72%	At Termination	Eurostat Eurozone HICP Ex Tobacco NSA (CPTFEMU)	At Termination	09/15/25	EUR	69,035	(503,242)	—	(503,242)
Eurostat Eurozone HICP Ex Tobacco NSA (CPTFEMU)	At Termination	0.98%	At Termination	09/15/30	EUR	69,035	967,458	—	967,458
Eurostat Eurozone HICP Ex Tobacco NSA (CPTFEMU)	At Termination	0.96%	At Termination	09/15/30	EUR	69,035	822,182	—	822,182

							$736,961	$—	$736,961

S C H E D U L E O F I N V E S T M E N T S	87

Schedule of Investments (continued) September 30, 2020	Master Total Return Portfolio

Centrally Cleared Interest Rate Swaps

										Upfront
								Notional		Premium	Unrealized
Paid by the Fund		Received by the Fund		Effective		Termination		Amount		Paid	Appreciation
Rate	Frequency	Rate	Frequency	Date		Date		(000)	Value	(Received)	(Depreciation)

28-day MXIBTIIE, 4.55%	Monthly	4.51%	Monthly	N/A		09/29/22	MXN	1,380,188	$29,793	$67	$29,726
1-day SONIA, 0.05%	At Termination	0.02%	At Termination	05/26/22	(a)	05/26/23	GBP	25,520	39,185	—	39,185
3-month Canadian Bankers Acceptances, 0.51%	Semi-Annual	0.78%	Semi-Annual	08/12/22	(a)	08/12/23	CAD	50,765	25,820	—	25,820
1-day CORRA, 0.21%	Semi-Annual	0.49%	Semi-Annual	08/16/22	(a)	08/16/23	CAD	50,765	31,519	—	31,519
1-day CORRA, 0.21%	At Termination	0.49%	At Termination	08/25/22	(a)	08/25/23	CAD	300,000	173,320	—	173,320
1-day SONIA, 0.05%	At Termination	(0.02)%	At Termination	08/26/22	(a)	08/26/23	GBP	13,180	11,950	—	11,950
1-day SONIA, 0.05%	At Termination	(0.04)%	At Termination	08/26/22	(a)	08/26/23	GBP	13,180	8,943	—	8,943
3-month Canadian Bankers Acceptances, 0.51%	Semi-Annual	0.76%	Semi-Annual	08/29/22	(a)	08/29/23	CAD	312,120	83,443	—	83,443
0.30%	Semi-Annual	3-month LIBOR, 0.23%	Quarterly	09/01/22	(a)	09/01/23	USD	236,455	38,497	—	38,497
1-day Overnight Fed Funds Effective Rate, 0.09%	At Termination	0.04%	At Termination	09/19/22	(a)	09/19/23	USD	982,433	(200,367)	—	(200,367)
1-day Overnight Fed Funds Effective Rate, 0.09%	At Termination	0.05%	At Termination	09/19/22	(a)	09/19/23	USD	1,964,868	(148,072)	—	(148,072)
1-day SONIA, 0.05%	At Termination	(0.15)%	At Termination	09/19/22	(a)	09/19/23	GBP	102,205	(79,708)	43,767	(123,475)
1-day SONIA, 0.05%	At Termination	(0.17)%	At Termination	09/21/22	(a)	09/21/23	GBP	192,000	(222,510)	—	(222,510)
1-day SONIA, 0.05%	At Termination	(0.12)%	At Termination	09/22/22	(a)	09/22/23	GBP	175,000	(81,003)	—	(81,003)
1-day SONIA, 0.05%	At Termination	(0.13)%	At Termination	09/22/22	(a)	09/22/23	GBP	175,000	(108,153)	—	(108,153)
1-day Overnight Fed Funds Effective Rate, 0.09%	At Termination	0.04%	At Termination	09/23/22	(a)	09/23/23	USD	982,464	(186,177)	—	(186,177)
1-day SONIA, 0.05%	At Termination	(0.09)%	At Termination	09/26/22	(a)	09/26/23	GBP	220,000	12,750	5,591	7,159
1-day SONIA, 0.05%	At Termination	(0.10)%	At Termination	09/28/22	(a)	09/28/23	GBP	118,000	(27,113)	—	(27,113)
1-day SONIA, 0.05%	At Termination	(0.11)%	At Termination	09/29/22	(a)	09/29/23	GBP	197,298	(68,705)	—	(68,705)
1-day SONIA, 0.05%	At Termination	(0.12)%	At Termination	09/29/22	(a)	09/29/23	GBP	194,354	(87,780)	—	(87,780)
1-day SONIA, 0.05%	At Termination	(0.12)%	At Termination	09/29/22	(a)	09/29/23	GBP	197,298	(81,457)	—	(81,457)
28-day MXIBTIIE, 4.55%	Monthly	6.67%	Monthly	N/A		08/12/24	MXN	258,548	773,066	556	772,510
28-day MXIBTIIE, 4.55%	Monthly	6.72%	Monthly	N/A		08/13/24	MXN	222,465	681,331	462	680,869
28-day MXIBTIIE, 4.55%	Monthly	6.59%	Monthly	N/A		11/08/24	MXN	169,474	495,587	1,132	494,455

88	2 0 2 0 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) September 30, 2020	Master Total Return Portfolio

Centrally Cleared Interest Rate Swaps (continued)

									Upfront
							Notional		Premium	Unrealized
Paid by the Fund		Received by the Fund		Effective	Termination		Amount		Paid	Appreciation
Rate	Frequency	Rate	Frequency	Date	Date		(000)	Value	(Received)	(Depreciation)

3-month Canadian Bankers Acceptances, 0.51%	Semi-Annual	0.75%	Semi-Annual	N/A	05/26/25	CAD	143,415	$163,508	$(442)	$163,950
3-month Canadian Bankers Acceptances, 0.51%	Semi-Annual	0.82%	Semi-Annual	N/A	06/03/25	CAD	5,855	21,450	(28)	21,478
3-month Canadian Bankers Acceptances, 0.51%	Semi-Annual	0.82%	Semi-Annual	N/A	06/03/25	CAD	5,855	20,355	(55)	20,410
3-month Canadian Bankers Acceptances, 0.51%	Semi-Annual	0.85%	Semi-Annual	N/A	06/04/25	CAD	63,000	301,034	(767)	301,801
3-month Canadian Bankers Acceptances, 0.51%	Semi-Annual	0.85%	Semi-Annual	N/A	06/04/25	CAD	63,000	296,320	(335)	296,655
3-month Canadian Bankers Acceptances, 0.51%	Semi-Annual	0.70%	Semi-Annual	N/A	08/06/25	CAD	260,160	(355,351)	(891)	(354,460)
0.38%	At Termination	1-day Overnight Fed Funds Effective Rate, 0.09%	At Termination	09/18/24(a)	09/18/25	USD	982,433	90,050	—	90,050
0.39%	At Termination	1-day Overnight Fed Funds Effective Rate, 0.09%	At Termination	09/18/24(a)	09/18/25	USD	1,964,868	(110,701)	—	(110,701)
3-month Canadian Bankers Acceptances, 0.51%	Semi-Annual	0.74%	Semi-Annual	N/A	09/18/25	CAD	13,320	(6,689)	(193)	(6,496)
3-month Canadian Bankers Acceptances, 0.51%	Semi-Annual	0.75%	Semi-Annual	N/A	09/18/25	CAD	40,315	(10,591)	(602)	(9,989)
3-month Canadian Bankers Acceptances, 0.51%	Semi-Annual	0.74%	Semi-Annual	N/A	09/21/25	CAD	22,500	(11,941)	(108)	(11,833)
3-month Canadian Bankers Acceptances, 0.51%	Semi-Annual	0.74%	Semi-Annual	N/A	09/21/25	CAD	22,500	(9,417)	(220)	(9,197)
0.39%	At Termination	1-day Overnight Fed Funds Effective Rate, 0.09%	At Termination	09/23/24(a)	09/23/25	USD	982,464	(20,887)	—	(20,887)
2.91%	Semi-Annual	3-month LIBOR, 0.23%	Quarterly	N/A	08/23/26	USD	3,692	(551,153)	(46)	(551,107)
2.93%	Semi-Annual	3-month LIBOR, 0.23%	Quarterly	N/A	08/24/28	USD	8,170	(1,529,115)	128	(1,529,243)
3.16%	Semi-Annual	3-month LIBOR, 0.23%	Quarterly	N/A	10/03/28	USD	4,519	(990,511)	71	(990,582)

S C H E D U L E O F I N V E S T M E N T S	89

Schedule of Investments (continued) September 30, 2020	Master Total Return Portfolio

Centrally Cleared Interest Rate Swaps (continued)

									Upfront
							Notional		Premium	Unrealized
Paid by the Fund		Received by the Fund		Effective	Termination		Amount		Paid	Appreciation
Rate	Frequency	Rate	Frequency	Date	Date		(000)	Value	(Received)	(Depreciation)

0.68%	Semi-Annual	3-month LIBOR, 0.23%	Quarterly	N/A	09/23/30	USD	19,409	$66,696	$—	$66,696
3-month LIBOR, 0.23%	Quarterly	0.67%	Semi-Annual	N/A	09/23/30	USD	19,409	(89,642)	—	(89,642)

								$(1,612,426)	$48,087	$(1,660,513)

(a)	Forward Swap.

OTC Credit Default Swaps — Buy Protection

Reference Obligation/Index	Financing Rate Paid by the Fund	Payment Frequency	Counterparty	Termination Date		Notional Amount (000)	Value	Upfront Premiun Paid (Received)	Unrealized Appreciation (Depreciation)

Australia & New Zealand Banking Group Ltd.	1.00%	Quarterly	JPMorgan Chase Bank N.A.	12/20/20	USD	795	$(1,908)	$(179)	$(1,729)
Australia & New Zealand Banking Group Ltd.	1.00	Quarterly	JPMorgan Chase Bank N.A.	12/20/20	USD	1,205	(2,890)	(246)	(2,644)
Australia & New Zealand Banking Group Ltd.	1.00	Quarterly	JPMorgan Chase Bank N.A.	12/20/20	USD	1,000	(2,400)	(16)	(2,384)
Avis Budget Group, Inc.	5.00	Quarterly	Barclays Bank PLC	12/20/20	USD	2,550	(12,039)	106,900	(118,939)
Avis Budget Group, Inc.	5.00	Quarterly	Barclays Bank PLC	12/20/20	USD	2,545	(9,260)	133,584	(142,844)
Avis Budget Group, Inc.	5.00	Quarterly	Barclays Bank PLC	12/20/20	USD	2,545	(12,016)	171,991	(184,007)
Avis Budget Group, Inc.	5.00	Quarterly	Goldman Sachs International	12/20/20	USD	2,555	(12,063)	93,902	(105,965)
Commonwealth Bank of Australia	1.00	Quarterly	JPMorgan Chase Bank N.A.	12/20/20	USD	1,150	(2,776)	(185)	(2,591)
Commonwealth Bank of Australia	1.00	Quarterly	JPMorgan Chase Bank N.A.	12/20/20	USD	1,000	(2,414)	(119)	(2,295)
Itochu Corp.	1.00	Quarterly	Goldman Sachs International	12/20/20	JPY	29,326	(672)	60	(732)
Itochu Corp.	1.00	Quarterly	Goldman Sachs International	12/20/20	JPY	29,326	(672)	64	(736)
Itochu Corp.	1.00	Quarterly	Goldman Sachs International	12/20/20	JPY	29,326	(672)	29	(701)
Itochu Corp.	1.00	Quarterly	Goldman Sachs International	12/20/20	JPY	32,023	(734)	87	(821)
Mitsubishi Corp.	1.00	Quarterly	Barclays Bank PLC	12/20/20	JPY	47,573	(1,100)	151	(1,251)
Mitsubishi Corp.	1.00	Quarterly	Goldman Sachs International	12/20/20	JPY	29,326	(678)	127	(805)
Mitsui & Co. Ltd.	1.00	Quarterly	Goldman Sachs International	12/20/20	JPY	58,651	(1,355)	99	(1,454)
Mitsui & Co. Ltd.	1.00	Quarterly	Goldman Sachs International	12/20/20	JPY	29,326	(678)	22	(700)
National Australia Bank Ltd.	1.00	Quarterly	JPMorgan Chase Bank N.A.	12/20/20	USD	1,000	(2,398)	(60)	(2,338)
Standard Chartered Bank	1.00	Quarterly	BNP Paribas S.A.	12/20/20	EUR	460	(1,230)	461	(1,691)
Standard Chartered Bank	1.00	Quarterly	BNP Paribas S.A.	12/20/20	EUR	810	(2,167)	777	(2,944)
Standard Chartered Bank	1.00	Quarterly	Goldman Sachs International	12/20/20	EUR	610	(1,632)	262	(1,894)
Standard Chartered Bank	1.00	Quarterly	Morgan Stanley & Co. International PLC	12/20/20	EUR	240	(642)	246	(888)
Sumitomo Corp.	1.00	Quarterly	Barclays Bank PLC	12/20/20	JPY	24,938	(575)	(36)	(539)
Sumitomo Corp.	1.00	Quarterly	JPMorgan Chase Bank N.A.	12/20/20	JPY	25,316	(585)	(40)	(545)
Westpac Banking Corp.	1.00	Quarterly	Citibank N.A.	12/20/20	USD	1,000	(2,408)	(139)	(2,269)
DISH DBS Corp.	5.00	Quarterly	Goldman Sachs International	12/20/23	USD	2,168	(134,094)	71,974	(206,068)
KB Home	5.00	Quarterly	JPMorgan Chase Bank N.A.	12/20/23	USD	2,138	(266,275)	(115,698)	(150,577)
Realogy Group LLC	5.00	Quarterly	JPMorgan Chase Bank N.A.	12/20/23	USD	1,069	(39,957)	(6,762)	(33,195)
RR Donnelley & Sons Co.	5.00	Quarterly	JPMorgan Chase Bank N.A.	12/20/23	USD	1,070	66,792	34,982	31,810
Beazer Homes USA, Inc.	5.00	Quarterly	Barclays Bank PLC	06/20/24	USD	1,199	(111,069)	(59,603)	(51,466)
Beazer Homes USA, Inc.	5.00	Quarterly	BNP Paribas S.A.	06/20/24	USD	1,000	(92,635)	(43,893)	(48,742)
Beazer Homes USA, Inc.	5.00	Quarterly	BNP Paribas S.A.	06/20/24	USD	1,103	(102,176)	(52,244)	(49,932)
Tenet Healthcare Corp.	5.00	Quarterly	Barclays Bank PLC	06/20/24	USD	1,000	(37,697)	(8,760)	(28,937)
Tenet Healthcare Corp.	5.00	Quarterly	Goldman Sachs International	06/20/24	USD	1,175	(49,526)	(31,574)	(17,952)
Tenet Healthcare Corp.	5.00	Quarterly	Goldman Sachs International	06/20/24	USD	1,150	(48,473)	(30,903)	(17,570)
Tenet Healthcare Corp.	5.00	Quarterly	Goldman Sachs International	06/20/24	USD	1,175	(49,526)	(31,602)	(17,924)
Tenet Healthcare Corp.	5.00	Quarterly	Goldman Sachs International	06/20/24	USD	1,223	(46,104)	(12,959)	(33,145)
Tenet Healthcare Corp.	5.00	Quarterly	JPMorgan Chase Bank N.A.	06/20/24	USD	500	(21,075)	(5,129)	(15,946)
Avis Budget Group, Inc.	5.00	Quarterly	JPMorgan Chase Bank N.A.	12/20/24	USD	750	35,807	53,568	(17,761)
Avis Budget Group, Inc.	5.00	Quarterly	JPMorgan Chase Bank N.A.	12/20/24	USD	1,680	80,208	118,892	(38,684)
Boeing Co.	1.00	Quarterly	BNP Paribas S.A.	12/20/24	USD	2,250	173,316	(37,900)	211,216

90	2 0 2 0 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) September 30, 2020	Master Total Return Portfolio

OTC Credit Default Swaps — Buy Protection (continued)

Reference Obligation/Index	Financing Rate Paid by the Fund	Payment Frequency	Counterparty	Termination Date		Notional Amount (000)	Value	Upfront Premiun Paid (Received)	Unrealized Appreciation (Depreciation)
Boeing Co.	1.00%	Quarterly	Morgan Stanley & Co. International PLC	12/20/24	USD	5,950	$458,324	$(59,327)	$517,651
Broadcom, Inc.	1.00	Quarterly	JPMorgan Chase Bank N.A.	12/20/24	USD	1,325	2,906	34,306	(31,400)
Occidental Petroleum Corp.	1.00	Quarterly	Barclays Bank PLC	12/20/24	USD	5,080	1,094,168	2,248,983	(1,154,815)
Avis Budget Group, Inc.	5.00	Quarterly	JPMorgan Chase Bank N.A.	06/20/25	USD	2,540	148,462	297,716	(149,254)
Federative Republic of Brazil	1.00	Quarterly	Barclays Bank PLC	12/20/25	USD	20,679	1,464,710	1,320,630	144,080
Federative Republic of Brazil	1.00	Quarterly	Barclays Bank PLC	12/20/25	USD	15,020	1,063,857	898,598	165,259
Federative Republic of Brazil	1.00	Quarterly	Barclays Bank PLC	12/20/25	USD	3,770	267,027	207,859	59,168
Federative Republic of Brazil	1.00	Quarterly	Barclays Bank PLC	12/20/25	USD	3,770	267,027	213,157	53,870
Federative Republic of Brazil	1.00	Quarterly	Barclays Bank PLC	12/20/25	USD	3,320	235,153	187,713	47,440
Republic of Chile	1.00	Quarterly	Citibank N.A.	12/20/25	USD	5,147	(86,123)	(70,726)	(15,397)
Republic of Colombia	1.00	Quarterly	Barclays Bank PLC	12/20/25	USD	2,190	53,675	37,611	16,064
Republic of Colombia	1.00	Quarterly	Barclays Bank PLC	12/20/25	USD	2,190	53,676	39,780	13,896
Republic of Colombia	1.00	Quarterly	Citibank N.A.	12/20/25	USD	44,575	1,092,509	864,303	228,206
Republic of Colombia	1.00	Quarterly	Goldman Sachs International	12/20/25	USD	7,980	195,585	148,637	46,948
Republic of Colombia	1.00	Quarterly	Goldman Sachs International	12/20/25	USD	3,230	79,166	74,196	4,970
Republic of Colombia	1.00	Quarterly	Morgan Stanley & Co. International PLC	12/20/25	USD	1,300	31,862	22,964	8,898
Republic of Colombia	1.00	Quarterly	Morgan Stanley & Co. International PLC	12/20/25	USD	1,950	47,793	36,148	11,645
Republic of Indonesia	1.00	Quarterly	Citibank N.A.	12/20/25	USD	21,112	161,308	21,212	140,096
Republic of Indonesia	1.00	Quarterly	Citibank N.A.	12/20/25	USD	3,240	24,755	6,021	18,734
Republic of Indonesia	1.00	Quarterly	Citibank N.A.	12/20/25	USD	3,340	25,520	7,881	17,639
Republic of Indonesia	1.00	Quarterly	JPMorgan Chase Bank N.A.	12/20/25	USD	4,280	32,701	8,598	24,103
Republic of South Africa	1.00	Quarterly	Goldman Sachs International	12/20/25	USD	8,596	881,963	814,375	67,588
Republic of South Africa	1.00	Quarterly	Morgan Stanley & Co. International PLC	12/20/25	USD	3,602	369,536	346,133	23,403
Republic of South Africa	1.00	Quarterly	Morgan Stanley & Co. International PLC	12/20/25	USD	29,969	3,074,956	2,880,215	194,741
Republic of South Africa	1.00	Quarterly	Morgan Stanley & Co. International PLC	12/20/25	USD	23,518	2,413,015	2,260,196	152,819
Republic of South Africa	1.00	Quarterly	Morgan Stanley & Co. International PLC	12/20/25	USD	10,860	1,114,267	1,018,374	95,893
Republic of the Philippines	1.00	Quarterly	Goldman Sachs International	12/20/25	USD	11,217	(257,289)	(264,601)	7,312
Russian Federation	1.00	Quarterly	Bank of America N.A.	12/20/25	USD	8,257	103,882	79,419	24,463
Russian Federation	1.00	Quarterly	Bank of America N.A.	12/20/25	USD	9,137	114,959	66,408	48,551
Russian Federation	1.00	Quarterly	Bank of America N.A.	12/20/25	USD	10,860	136,636	83,598	53,038
Russian Federation	1.00	Quarterly	Citibank N.A.	12/20/25	USD	3,718	46,783	24,877	21,906
United Mexican States	1.00	Quarterly	Barclays Bank PLC	12/20/25	USD	31,727	784,234	585,942	198,292
United Mexican States	1.00	Quarterly	Barclays Bank PLC	12/20/25	USD	3,610	89,231	56,179	33,052
United Mexican States	1.00	Quarterly	Barclays Bank PLC	12/20/25	USD	3,610	89,232	61,552	27,680
United Mexican States	1.00	Quarterly	Morgan Stanley & Co. International PLC	12/20/25	USD	3,640	89,973	62,965	27,008
CMBX.NA.9.AAA	0.50	Monthly	Credit Suisse International	09/17/58	USD	4,540	(36,341)	51,362	(87,703)
CMBX.NA.9.AAA	0.50	Monthly	Deutsche Bank AG	09/17/58	USD	3,620	(28,976)	41,547	(70,523)
CMBX.NA.9.AAA	0.50	Monthly	Morgan Stanley & Co. International PLC	09/17/58	USD	2,530	(20,251)	28,623	(48,874)
CMBX.NA.9.AAA	0.50	Monthly	Morgan Stanley & Co. International PLC	09/17/58	USD	3,050	(24,414)	34,506	(58,920)
CMBX.NA.9.AAA	0.50	Monthly	Morgan Stanley & Co. International PLC	09/17/58	USD	5,570	(44,586)	69,142	(113,728)
CMBX.NA.9.BBB-	3.00	Monthly	Citibank N.A.	09/17/58	USD	2,080	546,478	70,712	475,766
CMBX.NA.9.BBB-	3.00	Monthly	Morgan Stanley & Co. International PLC	09/17/58	USD	204	53,597	11,355	42,242
CMBX.NA.6.AAA	0.50	Monthly	Deutsche Bank AG	05/11/63	USD	2,203	(10,119)	406	(10,525)
CMBX.NA.6.AAA	0.50	Monthly	Deutsche Bank AG	05/11/63	USD	5,352	(24,590)	(1,653)	(22,937)
CMBX.NA.6.BBB-	3.00	Monthly	J.P. Morgan Securities LLC	05/11/63	USD	850	283,433	79,380	204,053

							$15,741,222	$15,357,403	$383,819

S C H E D U L E O F I N V E S T M E N T S	91

Schedule of Investments (continued) September 30, 2020	Master Total Return Portfolio

OTC Credit Default Swaps — Sell Protection

Reference Obligation/Index	Financing Rate Received by the Fund	Payment Frequency	Counterparty	Termination Date	Credit Rating(a)		Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)

ITRAXX.ASIA.XJ.IG.24.V1	1.00%	Quarterly	Goldman Sachs International	12/20/20	A-	USD	1,825		$4,846	$(2,235)	$7,081
Broadcom, Inc.(b)	1.00	Quarterly	Citibank N.A.	06/20/24	BBB-	USD	14,931		110,255	(850,719)	960,974
CMBX.NA.7.AAA	0.50	Monthly	Morgan Stanley & Co. International PLC	01/17/47	AAA	USD	4,964		37,074	(141,470)	178,544
CMBX.NA.3.AM	0.50	Monthly	Credit Suisse International	12/13/49	N/R	USD	—	(c)	—	(10)	10
CMBX.NA.3.AM	0.50	Monthly	Goldman Sachs International	12/13/49	N/R	USD	—	(c)	—	(25)	25
CMBX.NA.3.AM	0.50	Monthly	JPMorgan Chase Bank N.A.	12/13/49	N/R	USD	1		—	(51)	51
CMBX.NA.9.BBB-	3.00	Monthly	Deutsche Bank AG	09/17/58	N/R	USD	906		(238,034)	(104,277)	(133,757)
CMBX.NA.9.BBB-	3.00	Monthly	JPMorgan Chase Bank N.A.	09/17/58	N/R	USD	438		(115,075)	(37,187)	(77,888)
CMBX.NA.9.BBB-	3.00	Monthly	Morgan Stanley & Co. International PLC	09/17/58	N/R	USD	1,060		(278,494)	(51,526)	(226,968)
CMBX.NA.9.BBB-	3.00	Monthly	Morgan Stanley & Co. International PLC	09/17/58	N/R	USD	231		(60,690)	(13,499)	(47,191)
CMBX.NA.9.BBB-	3.00	Monthly	Morgan Stanley & Co. International PLC	09/17/58	N/R	USD	1,200		(315,276)	(1,497)	(313,779)
CMBX.NA.10.A	2.00	Monthly	Deutsche Bank AG	11/17/59	A-	USD	3,340		(272,577)	(139,551)	(133,026)
CMBX.NA.10.A	2.00	Monthly	Deutsche Bank AG	11/17/59	A-	USD	1,670		(136,289)	(70,948)	(65,341)
CMBX.NA.10.BBB-	3.00	Monthly	J.P. Morgan Securities LLC	11/17/59	BBB-	USD	60		(14,687)	(4,960)	(9,727)
CMBX.NA.6.BBB-	3.00	Monthly	Credit Suisse International	05/11/63	BB+	USD	850		(283,434)	(64,282)	(219,152)

									$(1,562,381)	$(1,482,237)	$(80,144)

(a)	Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(c)	Notional amount is less than USD 500.

OTC Interest Rate Swaps

									Upfront
							Notional		Premium	Unrealized
Paid by the Fund		Received by the Fund			Termination		Amount		Paid	Appreciation
Rate	Frequency	Rate	Frequency	Counterparty	Date		(000)	Value	(Received)	(Depreciation)

3.27%	Semi-Annual	3-month LIBOR, 0.23%	Quarterly	Deutsche Bank AG	05/16/21	USD	9,510	$(294,467)	$—	$(294,467)
1-day BZDIOVER, 0.01%	At Termination	3.10%	At Termination	Citibank N.A.	01/03/22	BRL	209,788	43,673	—	43,673
1-day BZDIOVER, 0.01%	At Termination	5.13%	At Termination	JPMorgan Chase Bank N.A.	01/02/23	BRL	58,940	162,368	—	162,368
1-day BZDIOVER, 0.01%	At Termination	4.52%	At Termination	BNP Paribas S.A.	01/02/23	BRL	230,186	66,266	—	66,266
28-day MXIBTIIE, 4.55%	Monthly	6.33%	Monthly	Citibank N.A.	06/09/25	MXN	14,869	38,656	(56)	38,712
28-day MXIBTIIE, 4.55%	Monthly	6.32%	Monthly	Goldman Sachs International	08/06/25	MXN	109,616	283,607	(313)	283,920

								$300,103	$(369)	$300,472

OTC Inflation Rate Swaps

									Upfront
							Notional		Premium	Unrealized
Paid by the Fund		Received by the Fund			Termination		Amount		Paid	Appreciation
Reference	Frequency	Rate	Frequency	Counterparty	Date		(000)	Value	(Received)	(Depreciation)

U.S. CPI Urban Consumers NAS (CPURNSA)	At Termination	(0.96)%	At Termination	Citibank N.A.	04/15/21	USD	130,790	$(2,205,425)	$ —	$ (2,205,425)

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Schedule of Investments (continued) September 30, 2020	Master Total Return Portfolio

OTC Inflation Rate Swaps (continued)

									Upfront
							Notional		Premium	Unrealized
Paid by the Fund		Received by the Fund			Termination		Amount		Paid	Appreciation
Reference	Frequency	Rate	Frequency	Counterparty	Date		(000)	Value	(Received)	(Depreciation)

U.S. CPI Urban Consumers NAS (CPURNSA)	At Termination	(1.00)%	At Termination	Citibank N.A.	04/15/21	USD	130,789	$(2,251,864)	$—	$(2,251,864)
U.S. CPI Urban Consumers NAS (CPURNSA)	At Termination	(1.00)%	At Termination	Citibank N.A.	04/15/21	USD	130,789	(2,251,864)	—	(2,251,864)
U.S. CPI Urban Consumers NAS (CPURNSA)	At Termination	(1.02)%	At Termination	Citibank N.A.	04/15/21	USD	130,789	(2,275,832)	—	(2,275,832)
U.S. CPI Urban Consumers NAS (CPURNSA)	At Termination	(0.60)%	At Termination	Citibank N.A.	04/15/21	USD	76,394	(1,085,001)	—	(1,085,001)
0.00%	At Termination	U.S. CPI Urban Consumers NAS (CPURNSA)	At Termination	Citibank N.A.	04/15/22	USD	130,789	2,797,906	—	2,797,906
0.01%	At Termination	U.S. CPI Urban Consumers NAS (CPURNSA)	At Termination	Citibank N.A.	04/15/22	USD	130,789	2,767,843	—	2,767,843
0.02%	At Termination	U.S. CPI Urban Consumers NAS (CPURNSA)	At Termination	Citibank N.A.	04/15/22	USD	130,789	2,747,800	—	2,747,800
0.04%	At Termination	U.S. CPI Urban Consumers NAS (CPURNSA)	At Termination	Citibank N.A.	04/15/22	USD	130,789	2,692,672	—	2,692,672
0.27%	At Termination	U.S. CPI Urban Consumers NAS (CPURNSA)	At Termination	Citibank N.A.	04/15/22	USD	76,394	1,307,781	—	1,307,781
U.S. CPI Urban Consumers NAS (CPURNSA)	At Termination	(0.05)%	At Termination	Citibank N.A.	04/15/22	USD	196,184	(4,384,694)	—	(4,384,694)
0.62%	At Termination	U.S. CPI Urban Consumers NAS (CPURNSA)	At Termination	Citibank N.A.	04/15/24	USD	196,184	6,496,771	—	6,496,771

								$4,356,093	$—	$4,356,093

S C H E D U L E O F I N V E S T M E N T S	93

Schedule of Investments (continued) September 30, 2020	Master Total Return Portfolio

OTC Total Return Swaps

									Upfront
						Notional			Premium	Unrealized
Paid by the Fund		Received by the Fund			Termination	Amount			Paid	Appreciation
Reference	Frequency	Rate	Frequency	Counterparty	Date		(000)	Value	(Received)	(Depreciation)

Berry Petroleum Corp.	At Termination	3-month LIBOR minus 0.45%, 0.23%	At Termination	Credit Suisse International	11/05/20	USD	205	$89,149	$—	$89,149
Antero Resources Corp.	At Termination	3-month LIBOR minus 0.50%, 0.23%	At Termination	Citibank N.A.	02/12/21	USD	1,311	652,264	—	652,264
EQT Corp.	At Termination	3-month LIBOR minus 0.15%, 0.23%	At Termination	Citibank N.A.	02/12/21	USD	2,363	629,115	—	629,115
3-month LIBOR, 0.23%	At Termination	Goldman Sachs Systematic Skew U.S. Series 10 Excess Return Strategy	At Termination	Goldman Sachs International	09/09/21	USD	3,052	579	—	579

								$1,371,107	$—	$1,371,107

Balances Reported in the Statement of Assets and Liabilities for Centrally Cleared Swaps, OTC Swaps and Options Written

	Swaps Premiums Paid	Swap Premiums Received	Unrealized Appreciation	Unrealized Depreciation	Value
Centrally Cleared Swaps(a)	$51,774	$(2,794,129)	$6,068,086	$(6,071,628)	$—
OTC Swaps	16,191,757	(2,316,960)	25,383,004	(19,051,657)	—
Options Written	N/A	N/A	5,257,303	(2,004,931)	(12,962,851)

(a)

Includes cumulative appreciation (depreciation) on centrally cleared swaps, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities and is net of any previously paid (received) swap premium amounts.

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Assets — Derivative Financial Instruments
Futures contracts Unrealized appreciation(a)	$—	$—	$46,169	$—	$1,491,109	$—	$1,537,278
Forward foreign currency exchange contracts
Unrealized appreciation on forward foreign currency exchange contracts	—	—	—	19,677,120	—	—	19,677,120
Options purchased Investments at value — unaffiliated(b)	—	—	13,055,172	4,174,369	9,538,342	—	26,767,883
Swaps — centrally cleared Unrealized appreciation(a)	—	920,010	—	—	3,358,436	1,789,640	6,068,086
Swaps — OTC
Unrealized appreciation on OTC swaps; Swap premiums paid	—	20,797,942	1,371,107	—	594,939	18,810,773	41,574,761

	$—	$21,717,952	$14,472,448	$23,851,489	$14,982,826	$20,600,413	$95,625,128

Liabilities — Derivative Financial Instruments
Futures contracts Unrealized depreciation(a)	$—	$—	$—	$—	$6,321,560	$—	$6,321,560
Forward foreign currency exchange contracts
Unrealized depreciation on forward foreign currency exchange contracts	—	—	—	17,190,119	—	—	17,190,119
Options written Options written at value	—	—	8,893,388	2,822,972	1,246,491	—	12,962,851

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Schedule of Investments (continued) September 30, 2020	Master Total Return Portfolio

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Swaps — centrally cleared Unrealized depreciation(a)	$—	$—	$—	$—	$5,018,949	$1,052,679	$6,071,628
Swaps — OTC
Unrealized depreciation on OTC swaps; Swap premiums received	—	6,619,101	—	—	294,836	14,454,680	21,368,617

	$—	$6,619,101	$8,893,388	$20,013,091	$12,881,836	$15,507,359	$63,914,775

(a)

Net cumulative unrealized appreciation (depreciation) on futures and centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statement of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

(b)	Includes options purchased at value as reported in the Schedule of Investments.

For the year ended September 30, 2020, the effect of derivative financial instruments in the Statement of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Net Realized Gain (Loss) from
Futures contracts	$—	$—	$(15,482,787)	$—	$352,588,980	$—	$337,106,193
Forward foreign currency exchange contracts	—	—	—	(13,457,019)	—	—	(13,457,019)
Options purchased(a)	—	—	(4,107,491)	(28,241,218)	(20,323,619)	—	(52,672,328)
Options written	—	—	12,630,731	17,695,011	14,412,727	—	44,738,469
Swaps	—	12,205,587	5,626,357	—	17,438,009	7,099,776	42,369,729

	$—	$12,205,587	$(1,333,190)	$(24,003,226)	$364,116,097	$7,099,776	$358,085,044

Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts	$—	$—	$(314,289)	$—	$(752,308)	$—	$(1,066,597)
Forward foreign currency exchange contracts	—	—	—	(10,783,041)	—	—	(10,783,041)
Options purchased	—	—	4,795,437	(6,303,865)	(5,008,870)	—	(6,517,298)
Options written	—	—	(1,025,742)	2,668,248	404,082	—	2,046,588
Swaps	—	559,557	1,066,274	—	(2,404,220)	4,925,049	4,146,660

	$—	$559,557	$4,521,680	$(14,418,658)	$(7,761,316)	$4,925,049	$(12,173,688)

(a)	Options purchased are included in net realized gain (loss) from investments — unaffiliated.

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts
Average notional value of contracts — long	$4,756,116,393
Average notional value of contracts — short	$1,292,212,179
Forward foreign currency exchange contracts Average amounts purchased — in USD	$1,273,662,682
Average amounts sold — in USD	$801,042,281
Options
Average value of option contracts purchased	$19,351,235
Average value of option contracts written	$11,624,128
Average notional value of swaption contracts purchased	$223,865,000
Average notional value of swaption contracts written	$244,727,250
Credit default swaps
Average notional value — buy protection	$451,523,821
Average notional value — sell protection	$76,329,822
Total return swaps
Average notional amount	$39,986,473
Interest rate swaps
Average notional value — pays fixed rate	$5,320,739,721
Average notional value — received fixed rate	$4,596,465,473

S C H E D U L E O F I N V E S T M E N T S	95

Schedule of Investments (continued) September 30, 2020	Master Total Return Portfolio

Average Quarterly Balances of Outstanding Derivative Financial Instruments (continued)

Inflation swaps
Average notional amount — pays	$438,337,388
Average notional amount — receives	$438,337,723

For more information about the Master Portfolio’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Derivative Financial Instruments – Offsetting as of Period End

The Portfolio’s derivative assets and liabilities (by type) were as follows:

	Assets		Liabilities

Derivative Financial Instruments
Futures contracts	$3,741,666		$9,564,980
Forward foreign currency exchange contracts	19,677,120		17,190,119
Options	26,767,883	(a)	12,962,851
Swaps — centrally cleared	—		2,620,865
Swaps — OTC(b)	41,574,761		21,368,617

Total derivative assets and liabilities in the Statement of Assets and Liabilities	$91,761,430		$63,707,432

Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	(23,449,484)		(21,745,319)

Total derivative assets and liabilities subject to an MNA	$68,311,946		$41,962,113

(a)

Includes interest rate caps purchased at value and options purchased at value which are included in Investments at value — unaffiliated in the Statement of Assets and Liabilities and reported in the Schedule of Investments.

(b)	Includes unrealized appreciation (depreciation) on OTC swaps and swap premiums paid/received in the Statement of Assets and Liabilities.

The following tables present the Master Portfolio’s derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Master Portfolio:

Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset(a)	Non- Cash Collateral Received(b)	Cash Collateral Received(b)	Net Amount of Derivative Assets(c)(d)

Bank of America N.A	$2,690,686	$(2,434,157)	$(256,529)	$—	$—
Barclays Bank PLC	8,044,358	(1,919,197)	—	(6,125,161)	—
BNP Paribas S.A	4,771,680	(2,974,892)	—	—	1,796,788
Citibank N.A	28,750,285	(21,595,663)	—	(7,154,622)	—
Credit Suisse International	234,647	(234,647)	—	—	—
Deutsche Bank AG	1,650,835	(1,650,835)	—	—	—
Goldman Sachs Bank USA	1,076,999	(473,409)	—	(600,000)	3,590
Goldman Sachs International	3,580,644	(790,473)	—	(2,790,171)	—
HSBC Bank PLC	878,822	(288,113)	—	—	590,709
J.P. Morgan Securities LLC	283,433	(14,687)	—	—	268,746
JPMorgan Chase Bank N.A	2,576,181	(2,206,384)	—	(369,797)	—
Morgan Stanley & Co. International PLC	8,873,290	(1,851,947)	—	(7,021,343)	—
State Street Bank and Trust Co	32,257	(5,321)	—	—	26,936
UBS AG	4,867,829	(2,053,054)	—	—	2,814,775

	$68,311,946	$(38,492,779)	$(256,529)	$(24,061,094)	$5,501,544

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset(a)	Non- Cash Collateral Pledged	Cash Collateral Pledged(e)	Net Amount of Derivative Liabilities(d)(f)

Bank of America N.A	$2,434,157	$(2,434,157)	$—	$—	$—
Barclays Bank PLC	1,919,197	(1,919,197)	—	—	—
BNP Paribas S.A	2,974,892	(2,974,892)	—	—	—
Citibank N.A	21,595,663	(21,595,663)	—	—	—
Credit Suisse International	626,654	(234,647)	—	(392,007)	—
Deutsche Bank AG	1,881,455	(1,650,835)	—	(230,620)	—
Goldman Sachs Bank USA	473,409	(473,409)	—	—	—
Goldman Sachs International	790,473	(790,473)	—	—	—

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Schedule of Investments (continued) September 30, 2020	Master Total Return Portfolio

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset(a)	Non- Cash Collateral Pledged	Cash Collateral Pledged(e)	Net Amount of Derivative Liabilities(d)(f)

HSBC Bank PLC	$288,113	$(288,113)	$—	$—	$—
J.P. Morgan Securities LLC	14,687	(14,687)	—	—	—
JPMorgan Chase Bank N.A	2,206,384	(2,206,384)	—	—	—
Morgan Stanley & Co. International PLC	1,851,947	(1,851,947)	—	—	—
Standard Chartered Bank	2,846,707	—	—	(20,000)	2,826,707
State Street Bank and Trust Co	5,321	(5,321)	—	—	—
UBS AG	2,053,054	(2,053,054)	—	—	—

	$41,962,113	$(38,492,779)	$—	$(642,627)	$2,826,707

(a)	The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)	Excess of collateral received from the individual counterparty is not shown for financial reporting purposes.
(c)	Net amount represents the net amount receivable from the counterparty in the event of default.
(d)	Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.
(e)	Excess of collateral pledged to the individual counterparty is not shown for financial reporting purposes.
(f)

Net amount represents the net amount payable due to the counterparty in the event of default. Net amount may be offset further by the options written receivable/payable on the Statement of Assets and Liabilities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Master Portfolio’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following tables summarize the Master Portfolio’s investments and derivative financial instruments categorized in the disclosure hierarchy. The breakdown of the Master Portfolio’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Asset-Backed Securities	$—	$2,024,875,666	$185,886,590	$2,210,762,256
Common Stocks
Diversified Financial Services	7,662,743	—	—	7,662,743
Energy Equipment & Services	1,088	—	282,627	283,715
Entertainment	1,046,120	—	—	1,046,120
Equity Real Estate Investment Trusts (REITs)	3,092,908	—	—	3,092,908
Health Care Providers & Services	1,795,641	—	—	1,795,641
Hotels, Restaurants & Leisure	6,071,059	—	—	6,071,059
Household Durables	11,159,137	—	—	11,159,137
Independent Power and Renewable Electricity Producers	2,640,174	—	—	2,640,174
Media	2,003,404	—	—	2,003,404
Metals & Mining	20,198	—	—	20,198
Oil, Gas & Consumable Fuels	—	1,771,458	—	1,771,458
Real Estate Management & Development	2,893,746	—	—	2,893,746
Corporate Bonds(a)	—	7,545,740,968	38,948,734	7,584,689,702
Floating Rate Loan Interests(a)	—	181,518,282	133,453,277	314,971,559
Foreign Agency Obligations	—	132,732,430	—	132,732,430
Foreign Government Obligations	—	1,216,052,131	—	1,216,052,131
Investment Companies	271,734,246	—	—	271,734,246
Municipal Bonds	—	447,436,471	—	447,436,471
Non-Agency Mortgage-Backed Securities	—	1,056,809,166	21,820,080	1,078,629,246
Preferred Securities(a)	—	88,755,607	—	88,755,607
U.S. Government Sponsored Agency Securities	—	10,723,792,874	—	10,723,792,874
U.S. Treasury Obligations	—	2,622,872,604	—	2,622,872,604
Warrants
Diversified Financial Services	—	—	—	—
Oil, Gas & Consumable Fuels	—	80,741	—	80,741
Real Estate Management & Development	638	—	—	638
Short-Term Securities
Money Market Funds	178,500,805	—	—	178,500,805

S C H E D U L E O F I N V E S T M E N T S	97

Schedule of Investments (continued) September 30, 2020	Master Total Return Portfolio

	Level 1	Level 2	Level 3	Total

Short-Term Securities
Options Purchased
Equity Contracts	$12,712,018	$343,154	$—	$13,055,172
Foreign Currency Exchange Contracts	—	4,174,369	—	4,174,369
Interest Rate Contracts	6,995,800	2,542,542	—	9,538,342
Unfunded Floating Rate Loan Interests(b)	—	38,565	—	38,565
Liabilities
TBA Sale Commitments	—	(4,866,864,962)	—	(4,866,864,962)
Unfunded Floating Rate Loan Interests (b)	—	(54,719)	(14,194)	(68,913)

	$508,329,725	$21,182,617,347	$380,377,114	22,071,324,186

Investments Valued at NAV(c)				56,783,936

				$22,128,108,122

Derivative Financial Instruments(d)
Assets
Credit Contracts	$—	$4,565,221	$960,974	$5,526,195
Equity Contracts	46,169	1,371,107	—	1,417,276
Foreign Currency Exchange Contracts	—	19,677,120	—	19,677,120
Interest Rate Contracts	1,491,109	3,953,375	—	5,444,484
Other Contracts	—	20,600,413	—	20,600,413
Liabilities
Credit Contracts	—	(4,302,510)	—	(4,302,510)
Equity Contracts	(8,633,310)	(260,078)	—	(8,893,388)
Foreign Currency Exchange Contracts	—	(20,013,089)	(2)	(20,013,091)
Interest Rate Contracts	(7,247,724)	(5,633,743)	—	(12,881,467)
Other Contracts	—	(15,507,359)	—	(15,507,359)

	$(14,343,756)	$4,450,457	$960,972	$(8,932,327)

(a)	See above Schedule of Investments for values in each industry.
(b)	Unfunded floating rate loan interests are valued at the unrealized appreciation (depreciation) on the commitment.
(c)	Certain investments of the Master Portfolio were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(d)

Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

A reconciliation of Level 3 investments is presented when the Master Portfolio had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Asset-Backed Securities	Common Stocks	Corporate Bonds	Floating Rate Loan Interests	Non-Agency Mortgage- Backed Securities

Assets
Opening Balance, as of September 30, 2019	$119,808,152	$—	$24,565,099	$143,255,372	$36,178,812
Transfers into Level 3	7,344,485	—	4,262,210	41,006,741	3,105,944
Transfers out of Level 3	(16,689,482)	—	—	(12,785,807)	(12,631,615)
Accrued discounts/premiums	188,138	—	97,917	149,585	15,662
Net realized gain (loss)	480,124	—	(1,410,242)	(182,650)	89,348
Net change in unrealized appreciation (depreciation)(a)(b)	(1,081,233)	185,611	(6,685,283)	(7,806,206)	(507,677)
Purchases	98,923,147	97,016	19,258,160	68,549,365	3,502,500
Sales	(23,086,741)	—	(1,139,127)	(98,733,123)	(7,932,894)

Closing Balance, as of September 30, 2020	$185,886,590	$282,627	$38,948,734	$133,453,277	$21,820,080

Net change in unrealized appreciation (depreciation) on investments still held at September 30, 2020(b)	$(1,018,209)	$185,611	$(6,685,283)	$(7,897,672)	$(507,677)

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Schedule of Investments (continued) September 30, 2020	Master Total Return Portfolio

	Options Purchased	Unfunded Floating Rate Loan Interests	Total

Assets
Opening Balance, as of September 30, 2019	$1	$—	$323,807,436
Transfers into Level 3	—	(4,404)	55,714,976
Transfers out of Level 3	—	—	(42,106,904)
Accrued discounts/premiums	—	—	451,302
Net realized gain (loss)	(8,551)	—	(1,031,971)
Net change in unrealized appreciation (depreciation)(a)(b)	8,550	(9,790)	(15,896,028)
Purchases	—	—	190,330,188
Sales	—	—	(130,891,885)

Closing Balance, as of September 30, 2020	$—	$(14,194)	$380,377,114

Net change in unrealized appreciation (depreciation) on investments still held at September 30, 2020(b)	$—	$(9,790)	$(15,933,020)

(a)	Included in the related net change in unrealized appreciation (depreciation) in the Statement of Operations.
(b)

Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at September 30, 2020 is generally due to investments no longer held or categorized as Level 3 at period end.

The following table is a reconciliation of Level 3 derivative financial instruments for which significant unobservable inputs were used in determining fair value:

	Credit Contracts			Foreign Currency Exchange Contracts
	Assets	Liabilities	Assets	Liabilities

Opening Balance, as of September 30, 2019	$—	$—	$—	$(1)
Transfers into Level 3	246,546	—	—	—
Transfers out of Level 3	—	—	—	—
Accrued discounts/premiums	229,281	—	—	1
Net realized gain (loss)	—	—	—	(14,132)
Net change in unrealized appreciation (depreciation)(a)(b)	332,934	—	—	97,958
Purchases	—	—	—	(195,921)
Issues	—	—	—	—
Sales	—	—	—	112,093
Settlements	152,213	—	—	—

Closing Balance, as of September 30, 2020	$960,974	$—	$—	$(2)

Net change in unrealized appreciation (depreciation) on investments still held at September 30, 2020(b)	$332,934	$—	$—	$97,958

(a)	Included in the related net change in unrealized appreciation (depreciation) in the Statement of Operations.
(b)

Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at September 30, 2020 is generally due to investments no longer held or categorized as Level 3 at period end.

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	99

Statement of Assets and Liabilities

September 30, 2020

Master Total Return Portfolio

ASSETS
Investments at value — unaffiliated(a)(b)	$26,631,874,556
Investments at value — affiliated(c)	363,128,876
Cash	27,129,498
Cash pledged:
Collateral — OTC derivatives	2,000,000
Collateral — TBA commitments	910,000
Futures contracts	60,591,010
Centrally cleared swaps	32,442,630
Foreign currency at value(d)	63,664,091
Receivables:
Investments sold	182,686,152
Options written	1,559,928
Securities lending income — affiliated	3,567
Swaps	3,089,540
TBA sale commitments	4,871,004,784
Contributions from investors	658,662
Dividends — affiliated	13,991
Interest — unaffiliated	128,817,858
Principal paydowns	1,093,771
Variation margin on futures contracts	3,741,666
Swap premiums paid	16,191,757
Unrealized appreciation on:
Forward foreign currency exchange contracts	19,677,120
OTC swaps	25,383,004
Unfunded floating rate loan interests	38,565
Prepaid expenses	94,912

Total assets	32,435,795,938

LIABILITIES
Cash received as collateral for OTC derivatives	28,850,520
Cash received as collateral for TBA commitments	5,845,571
Cash collateral on securities loaned at value	56,784,289
Options written at value(e)	12,962,851
TBA sale commitments at value(f)	4,866,864,962
Payables:
Investments purchased	7,383,488,176
Swaps	13,478
Investment advisory fees	836,763
Directors’ fees	1,478
Options written	1,281,462
Other accrued expenses	1,014,785
Other affiliate fees	107,996
Variation margin on futures contracts	9,564,980
Variation margin on centrally cleared swaps	2,620,865
Withdrawals to investors	22,480,488
Swap premiums received	2,316,960
Unrealized depreciation on:
Forward foreign currency exchange contracts	17,190,119
OTC swaps	19,051,657
Unfunded floating rate loan interests	68,913

Total liabilities	12,431,346,313

NET ASSETS	$20,004,449,625

NET ASSETS CONSIST OF
Investors’ capital	$19,573,873,094
Net unrealized appreciation (depreciation)	430,576,531

NET ASSETS	$20,004,449,625

100	2 0 2 0 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Statement of Assets and Liabilities (continued)

September 30, 2020

Master Total Return Portfolio
(a) Investments at cost — unaffiliated	$26,211,969,769
(b) Securities loaned at value	$55,735,013
(c) Investments at cost — affiliated	$363,754,768
(d) Foreign currency at cost	$64,018,683
(e) Premiums received	$16,215,223
(f) Proceeds from TBA sale commitments	$4,871,004,784

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	101

Statement of Operations

Year Ended September 30, 2020

Master Total Return Portfolio

INVESTMENT INCOME
Dividends — unaffiliated	$1,050,285
Dividends — affiliated	10,397,468
Interest — unaffiliated	480,402,552
Securities lending income — affiliated — net	8,557
Foreign taxes withheld	(616,864)

Total investment income	491,241,998

EXPENSES
Investment advisory	9,403,300
Accounting services	729,413
Custodian	636,014
Professional	287,870
Directors	178,638
Printing and postage	9,738
Miscellaneous	644,405

Total expenses	11,889,378
Less:
Fees waived and/or reimbursed by the Manager	(933,305)

Total expenses after fees waived and/or reimbursed	10,956,073

Net investment income	480,285,925

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated (net of $741,485 foreign capital gain tax)	386,726,593
Investments — affiliated	14,390,680
Capital gain distributions from investment companies — affiliated	2,436
Options written	44,738,469
Futures contracts	337,106,193
Forward foreign currency exchange contracts	(13,457,019)
Foreign currency transactions	12,548,895
Swaps	42,369,729

824,425,976

Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	41,163,394
Investments — affiliated	(497,110)
Options written	2,046,588
Futures contracts	(1,066,597)
Forward foreign currency exchange contracts	(10,783,041)
Foreign currency translations	799,673
Swaps	4,146,660
Unfunded floating rate loan interests	(16,106)

35,793,461

Net realized and unrealized gain	860,219,437

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,340,505,362

See notes to financial statements.

102	2 0 2 0 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets

	Master Total Return Portfolio
	Year Ended September 30,
	2020	2019(a)

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$480,285,925	$509,537,884
Net realized gain	824,425,976	232,728,084
Net change in unrealized appreciation (depreciation)	35,793,461	657,550,089

Net increase in net assets resulting from operations	1,340,505,362	1,399,816,057

CAPITAL TRANSACTIONS
Proceeds from contributions	8,975,170,481	5,976,173,038
Value of withdrawals	(6,024,057,622)	(4,727,004,752)

Net increase in net assets derived from capital transactions	2,951,112,859	1,249,168,286

NET ASSETS
Total increase in net assets	4,291,618,221	2,648,984,343
Beginning of year	15,712,831,404	13,063,847,061

End of year	$20,004,449,625	$15,712,831,404

(a)	Consolidated Statement of Changes in Net Assets.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	103

Financial Highlights

(For a share outstanding throughout each period)

	Master Total Return Portfolio
	Year Ended September 30,
	2020	2019(a)	2018(a)		2017(a)	2016(a)

Total Return
Total return	7.90%	10.60%	(1.19	)%(b)	1.90%	5.75%

Ratios to Average Net Assets(c)

Total expenses	0.07%	0.07%	0.34%		0.32%	0.21%

Total expenses after fees waived and/or reimbursed	0.06%	0.07%	0.34%		0.32%	0.21%

Total expenses after fees waived and/or reimbursed and excluding interest expense	0.06%	0.07%	0.07%		0.08%	0.08%

Net investment income	2.70%	3.70%	3.67%		3.30%	3.03%

Supplemental Data
Net assets, end of year (000)	$20,004,450	$15,712,831	$13,063,847		$11,601,109	$9,309,960

Portfolio turnover rate(d)	556%	574%	734%		806%	841%

(a) Consolidated Financial Highlights.

(b) Includes a payment received from an affiliate, which had no impact on the Master Portfolio’s total return.

(c)  Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Year Ended September 30,
	2020	2019	2018	2017	2016
Investments in underlying funds	0.01%	0.01%	0.01%	0.01%	0.01%

(d)	Includes mortgage dollar roll transactions (“MDRs”). Additional information regarding portfolio turnover rate is as follows:

	Year Ended September 30,
	2020	2019	2018	2017	2016
Portfolio turnover rate (excluding MDRs)	274%	241%	350%	540%	598%

See notes to financial statements.

104	2 0 2 0 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements

1.	ORGANIZATION

Master Total Return Portfolio (the “Master Portfolio”), a series of Master Bond LLC, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Master Bond LLC is organized as a Delaware limited liability company. The Master Portfolio is classified as diversified. The Limited Liability Company Agreement of the Master Bond LLC permits the Board of Directors of the Master Bond LLC (the “Board”) to issue nontransferable interests in the Master Bond LLC, subject to certain limitations.

The Master Portfolio, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, is included in a complex of non-index fixed-income mutual funds and all BlackRock-advised closed-end funds referred to as the BlackRock Fixed-Income Complex.

Basis of Consolidation: The accompanying consolidated financial statements of the Master Portfolio include the accounts of BlackRock Cayman Master Total Return Portfolio I, Ltd. (the “Subsidiary”) which was wholly-owned by the Master Portfolio. Effective November 30, 2018, the Master Portfolio no longer invested in the Subsidiary and on December 26, 2019 the Subsidiary was dissolved. The Subsidiary enabled Master Portfolio to hold commodity-related instruments and other derivatives and satisfy Regulated Investment Company (“RIC”) tax requirements.

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Master Portfolio is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined on the identified cost basis. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Master Portfolio is informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized on an accrual basis. For convertible securities, premiums attributable to the debt instrument are amortized, but premiums attributable to the conversion feature are not amortized.

Foreign Currency Translation: The Master Portfolio’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.

The Master Portfolio does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statement of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. The Master Portfolio reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.

Foreign Taxes: The Master Portfolio may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Master Portfolio invests. These foreign taxes, if any, are paid by the Master Portfolio and are reflected in its Statement of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of September 30, 2020, if any, are disclosed in the Statement of Assets and Liabilities.

Segregation and Collateralization: In cases where the Master Portfolio enters into certain investments (e.g., to-be-announced (“TBA”) sale commitments, futures contracts, forward foreign currency exchange contracts, options written, swaps and structured options) that would be treated as “senior securities” for 1940 Act purposes, the Master Portfolio may segregate or designate on its books and records cash or liquid assets having a market value at least equal to the amount of its future obligations under such investments. Doing so allows the investment or borrowings to be excluded from treatment as a “senior security.” Furthermore, if required by an exchange or counterparty agreement, the Master Portfolio may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments or obligations.

Deferred Compensation Plan: Under the Deferred Compensation Plan (the “Plan”) approved by the Master Portfolio’s Board, the directors who are not “interested persons” of the Master Bond LLC, as defined in the 1940 Act (“Independent Directors”), may defer a portion of their annual complex-wide compensation. Deferred amounts earn an approximate return as though equivalent dollar amounts had been invested in common shares of certain funds in the BlackRock Fixed-Income Complex selected by the Independent Directors. This has the same economic effect for the Independent Directors as if the Independent Directors had invested the deferred amounts directly in certain funds in the BlackRock Fixed-Income Complex.

N O T E S T O F I N A N C I A L S T A T E M E N T S	105

Notes to Financial Statements  (continued)

The Plan is not funded and obligations thereunder represent general unsecured claims against the general assets of the Master Portfolio, as applicable. Deferred compensation liabilities, if any, are included in the Directors’ and Officer’s fees payable in the Statement of Assets and Liabilities and will remain as a liability of the Master Portfolio until such amounts are distributed in accordance with the Plan.

Recent Accounting Standards: The Master Portfolio has adopted Financial Accounting Standards Board Accounting Standards Update 2017-08 to amend the amortization period for certain purchased callable debt securities held at a premium. Under the new standard, the Master Portfolio has changed the amortization period for the premium on certain purchased callable debt securities with non-contingent call features to the earliest call date. In accordance with the transition provisions of the standard, the Master Portfolio applied the amendments on a modified retrospective basis beginning with the fiscal period ended September 30, 2020. The adjusted cost basis of securities at September 30, 2019 is $18,319,844,109.

Indemnifications: In the normal course of business, the Master Portfolio enters into contracts that contain a variety of representations that provide general indemnification. The Master Portfolio’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Master Portfolio, which cannot be predicted with any certainty.

Other: Expenses directly related to the Master Portfolio are charged to the Master Portfolio. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.

The Master Portfolio has an arrangement with its custodian whereby credits are earned on uninvested cash balances, which could be used to reduce custody fees and/or overdraft charges. The Master Portfolio may incur charges on overdrafts, subject to certain conditions.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: The Master Portfolio’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Master Portfolio is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price the Master Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Master Portfolio determines the fair values of its financial instruments using various independent dealers or pricing services under policies approved by the Board. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with a policy approved by the Board as reflecting fair value. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Master Portfolio’s assets and liabilities:

•

Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last available bid (long positions) or ask (short positions) price.

Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the Master Portfolio’s listing exchange. Occasionally, events affecting the values of such instruments may occur between the foreign market close and the close of trading on the Master Portfolio’s listing exchange that may not be reflected in the computation of the Master Portfolio’s net assets. Each business day, the Master Portfolio uses a pricing service to assist with the valuation of certain foreign exchange-traded equity securities and foreign exchange-traded and over-the-counter (“OTC”) options (the “Systematic Fair Value Price”). Using current market factors, the Systematic Fair Value Price is designed to value such foreign securities and foreign options at fair value as of the close of trading on the NYSE, which follows the close of the local markets.

•

Fixed-income investments for which market quotations are readily available are generally valued using the last available bid prices or current market quotations provided by independent dealers or third party pricing services. Floating rate loan interests are valued at the mean of the bid prices from one or more independent brokers or dealers as obtained from a third party pricing service. Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).

•

The Master Portfolio values its investment in SL Liquidity Series, LLC, Money Market Series (the “Money Market Series”) at fair value, which is ordinarily based upon its pro rata ownership in the underlying fund’s net assets.

•	Futures contracts are valued based on that day’s last reported settlement price on the exchange where the contract is traded.

•

Forward foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined as of the close of trading on the NYSE based on that day’s prevailing forward exchange rate for the underlying currencies.

•

Exchange-traded equity options for which market quotations are readily available will be valued at the National Best Bid and Offer quotes (“NBBO”). NBBO represents the mean of the bid and ask prices as quoted on the exchange on which such options are traded. In the event that there is no mean price available, the last bid (long positions) or ask (short positions) price will be used. If no bid or ask price is available, the prior day’s price may be used. OTC options and options on swaps (“swaptions”) are valued by an independent pricing service using a mathematical model, which incorporates a number of market data factors, such as the trades and prices of the underlying instruments.

106	2 0 2 0 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (continued)

•

Swap agreements are valued utilizing quotes received daily by independent pricing services or through brokers, which are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments.

If events (e.g., a company announcement, market volatility or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that the application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, or its delegate, in accordance with a policy approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee will include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that the Master Portfolio might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement. The pricing of all Fair Valued Investments is subsequently reported to the Board or a committee thereof on a quarterly basis.

For investments in equity or debt issued by privately held companies or funds (“Private Company” or collectively, the “Private Companies”) and other Fair Valued Investments, the fair valuation approaches that are used by the Global Valuation Committee and third party pricing services utilize one or a combination of, but not limited to, the following inputs.

Standard Inputs Generally Considered By Third Party Pricing Services

Market approach	(i)	recent market transactions, including subsequent rounds of financing, in the underlying investment or comparable issuers;
	(ii)	recapitalizations and other transactions across the capital structure; and
	(iii)	market multiples of comparable issuers.

Income approach	(i)	future cash flows discounted to present and adjusted as appropriate for liquidity, credit and/or market risks;
	(ii)	quoted prices for similar investments or assets in active markets; and
	(iii)	other risk factors, such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts and/or default rates.

Cost approach	(i)	audited or unaudited financial statements, investor communications and financial or operational metrics issued by the Private Company;
	(ii)	changes in the valuation of relevant indices or publicly traded companies comparable to the Private Company;
	(iii)	relevant news and other public sources; and
	(iv)	known secondary market transactions in the Private Company’s interests and merger or acquisition activity in companies comparable to the Private Company.

Investments in series of preferred stock issued by Private Companies are typically valued utilizing market approach in determining the enterprise value of the company. Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Valuation techniques such as an option pricing model (“OPM”), a probability weighted expected return model (“PWERM”) or a hybrid of those techniques are used in allocating enterprise value of the company, as deemed appropriate under the circumstances. The use of OPM and PWERM techniques involve a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.

The Private Companies are not subject to the public company disclosure, timing, and reporting standards applicable to other investments held by the Master Portfolio. Typically, the most recently available information by a Private Company is as of a date that is earlier than the date the Master Portfolio is calculating its NAV. This factor may result in a difference between the value of the investment and the price the Master Portfolio could receive upon the sale of the investment.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Master Portfolio has the ability to access

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Global Valuation Committee’s assumptions used in determining the fair value of financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by Private Companies that may not have a secondary market, and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

N O T E S T O F I N A N C I A L S T A T E M E N T S	107

Notes to Financial Statements  (continued)

As of September 30, 2020, certain investments of the Master Portfolio were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

4.	SECURITIES AND OTHER INVESTMENTS

Asset-Backed and Mortgage-Backed Securities: Asset-backed securities are generally issued as pass-through certificates or as debt instruments. Asset-backed securities issued as pass-through certificates represent undivided fractional ownership interests in an underlying pool of assets. Asset-backed securities issued as debt instruments, which are also known as collateralized obligations, are typically issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. The yield characteristics of certain asset-backed securities may differ from traditional debt securities. One such major difference is that all or a principal part of the obligations may be prepaid at any time because the underlying assets (i.e., loans) may be prepaid at any time. As a result, a decrease in interest rates in the market may result in increases in the level of prepayments as borrowers, particularly mortgagors, refinance and repay their loans. An increased prepayment rate with respect to an asset-backed security will have the effect of shortening the maturity of the security. In addition, the Master Portfolio may subsequently have to reinvest the proceeds at lower interest rates. If the Master Portfolio has purchased such an asset-backed security at a premium, a faster than anticipated prepayment rate could result in a loss of principal to the extent of the premium paid.

For mortgage pass-through securities (the “Mortgage Assets”) there are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. For example, mortgage-related securities guaranteed by Ginnie Mae are guaranteed as to the timely payment of principal and interest by Ginnie Mae and such guarantee is backed by the full faith and credit of the United States. However, mortgage-related securities issued by Freddie Mac and Fannie Mae, including Freddie Mac and Fannie Mae guaranteed mortgage pass-through certificates, which are solely the obligations of Freddie Mac and Fannie Mae, are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of the issuer to borrow from the U.S. Treasury.

Non-agency mortgage-backed securities are securities issued by non-governmental issuers and have no direct or indirect government guarantees of payment and are subject to various risks. Non-agency mortgage loans are obligations of the borrowers thereunder only and are not typically insured or guaranteed by any other person or entity. The ability of a borrower to repay a loan is dependent upon the income or assets of the borrower. A number of factors, including a general economic downturn, acts of God, terrorism, social unrest and civil disturbances, may impair a borrower’s ability to repay its loans.

Collateralized Debt Obligations: Collateralized debt obligations (“CDOs”), including collateralized bond obligations (“CBOs”) and collateralized loan obligations (“CLOs”), are types of asset-backed securities. A CDO is an entity that is backed by a diversified pool of debt securities (CBOs) or syndicated bank loans (CLOs). The cash flows of the CDO can be split into multiple segments, called “tranches,” which will vary in risk profile and yield. The riskiest segment is the subordinated or “equity” tranche. This tranche bears the greatest risk of defaults from the underlying assets in the CDO and serves to protect the other, more senior, tranches from default in all but the most severe circumstances. Since it is shielded from defaults by the more junior tranches, a “senior” tranche will typically have higher credit ratings and lower yields than their underlying securities, and often receive investment grade ratings from one or more of the nationally recognized rating agencies. Despite the protection from the more junior tranches, senior tranches can experience substantial losses due to actual defaults, increased sensitivity to future defaults and the disappearance of one or more protecting tranches as a result of changes in the credit profile of the underlying pool of assets.

Inflation-Indexed Bonds: Inflation-indexed bonds (other than municipal inflation-indexed and certain corporate inflation-indexed bonds) are fixed-income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation rises or falls, the principal value of inflation-indexed bonds (other than municipal inflation-indexed and certain corporate inflation-indexed bonds) will be adjusted upward or downward, and consequently the interest payable on these securities (calculated with respect to a larger or smaller principal amount) will be increased or reduced, respectively. Any upward or downward adjustment in the principal amount of an inflation-indexed bond will be included as interest income in the Statement of Operations, even though investors do not receive their principal until maturity. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal. With regard to municipal inflation-indexed bonds and certain corporate inflation-indexed bonds, the inflation adjustment is typically reflected in the semi-annual coupon payment. As a result, the principal value of municipal inflation-indexed bonds and such corporate inflation-indexed bonds does not adjust according to the rate of inflation.

Multiple Class Pass-Through Securities: Multiple class pass-through securities, including collateralized mortgage obligations (“CMOs”) and commercial mortgage-backed securities, may be issued by Ginnie Mae, U.S. Government agencies or instrumentalities or by trusts formed by private originators of, or investors in, mortgage loans. In general, CMOs are debt obligations of a legal entity that are collateralized by a pool of residential or commercial mortgage loans or mortgage assets. The payments on these are used to make payments on the CMOs or multiple pass-through securities. Multiple class pass-through securities represent direct ownership interests in the Mortgage Assets. Classes of CMOs include interest only (“IOs”), principal only (“POs”), planned amortization classes and targeted amortization classes. IOs and POs are stripped mortgage-backed securities representing interests in a pool of mortgages, the cash flow from which has been separated into interest and principal components. IOs receive the interest portion of the cash flow while POs receive the principal portion. IOs and POs can be extremely volatile in response to changes in interest rates. As interest rates rise and fall, the value of IOs tends to move in the same direction as interest rates. POs perform best when prepayments on the underlying mortgages rise since this increases the rate at which the principal is returned and the yield to maturity on the PO. When payments on mortgages underlying a PO are slower than anticipated, the life of the PO is lengthened and the yield to maturity is reduced. If the underlying Mortgage Assets experience greater than anticipated prepayments of principal, the Master Portfolio’s initial investment in the IOs may not fully recoup.

Stripped Mortgage-Backed Securities: Stripped mortgage-backed securities are typically issued by the U.S. Government, its agencies and instrumentalities. Stripped mortgage-backed securities are usually structured with two classes that receive different proportions of the interest (IOs) and principal (POs) distributions on a pool of Mortgage Assets. Stripped mortgage-backed securities may be privately issued.

Zero-Coupon Bonds: Zero-coupon bonds are normally issued at a significant discount from face value and do not provide for periodic interest payments. These bonds may experience greater volatility in market value than other debt obligations of similar maturity which provide for regular interest payments.

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Notes to Financial Statements  (continued)

Capital Securities and Trust Preferred Securities: Capital securities, including trust preferred securities, are typically issued by corporations, generally in the form of interest-bearing notes with preferred securities characteristics. In the case of trust preferred securities, an affiliated business trust of a corporation issues these securities, generally in the form of beneficial interests in subordinated debentures or similarly structured securities. The securities can be structured with either a fixed or adjustable coupon that can have either a perpetual or stated maturity date. For trust preferred securities, the issuing bank or corporation pays interest to the trust, which is then distributed to holders of these securities as a dividend. Dividends can be deferred without creating an event of default or acceleration, although maturity cannot take place unless all cumulative payment obligations have been met. The deferral of payments does not affect the purchase or sale of these securities in the open market. These securities generally are rated below that of the issuing company’s senior debt securities and are freely callable at the issuer’s option.

Preferred Stocks: Preferred stock has a preference over common stock in liquidation (and generally in receiving dividends as well), but is subordinated to the liabilities of the issuer in all respects. As a general rule, the market value of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk, while the market price of convertible preferred stock generally also reflects some element of conversion value. Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.

Floating Rate Loan Interests: Floating rate loan interests are typically issued to companies (the “borrower”) by banks, other financial institutions, or privately and publicly offered corporations (the “lender”). Floating rate loan interests are generally non-investment grade, often involve borrowers whose financial condition is troubled or uncertain and companies that are highly leveraged or in bankruptcy proceedings. In addition, transactions in floating rate loan interests may settle on a delayed basis, which may result in proceeds from the sale not being readily available for a fund to make additional investments or meet its redemption obligations. Floating rate loan interests may include fully funded term loans or revolving lines of credit. Floating rate loan interests are typically senior in the corporate capital structure of the borrower. Floating rate loan interests generally pay interest at rates that are periodically determined by reference to a base lending rate plus a premium. Since the rates reset only periodically, changes in prevailing interest rates (and particularly sudden and significant changes) can be expected to cause some fluctuations in the NAV of a fund to the extent that it invests in floating rate loan interests. The base lending rates are generally the lending rate offered by one or more European banks, such as the London Interbank Offered Rate (“LIBOR”), the prime rate offered by one or more U.S. banks or the certificate of deposit rate. Floating rate loan interests may involve foreign borrowers, and investments may be denominated in foreign currencies. These investments are treated as investments in debt securities for purposes of a fund’s investment policies.

When a fund purchases a floating rate loan interest, it may receive a facility fee and when it sells a floating rate loan interest, it may pay a facility fee. On an ongoing basis, a fund may receive a commitment fee based on the undrawn portion of the underlying line of credit amount of a floating rate loan interest. Facility and commitment fees are typically amortized to income over the term of the loan or term of the commitment, respectively. Consent and amendment fees are recorded to income as earned. Prepayment penalty fees, which may be received by a fund upon the prepayment of a floating rate loan interest by a borrower, are recorded as realized gains. A fund may invest in multiple series or tranches of a loan. A different series or tranche may have varying terms and carry different associated risks.

Floating rate loan interests are usually freely callable at the borrower’s option. A fund may invest in such loans in the form of participations in loans (“Participations”) or assignments (“Assignments”) of all or a portion of loans from third parties. Participations typically will result in a fund having a contractual relationship only with the lender, not with the borrower. A fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the Participation and only upon receipt by the lender of the payments from the borrower. In connection with purchasing Participations, a fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement, nor any rights of offset against the borrower. A fund may not benefit directly from any collateral supporting the loan in which it has purchased the Participation. As a result, a fund assumes the credit risk of both the borrower and the lender that is selling the Participation. A fund’s investment in loan participation interests involves the risk of insolvency of the financial intermediaries who are parties to the transactions. In the event of the insolvency of the lender selling the Participation, a fund may be treated as a general creditor of the lender and may not benefit from any offset between the lender and the borrower. Assignments typically result in a fund having a direct contractual relationship with the borrower, and a fund may enforce compliance by the borrower with the terms of the loan agreement.

In connection with floating rate loan interests, the Master Portfolio may also enter into unfunded floating rate loan interests (“commitments”). In connection with these commitments, the Master Portfolio earns a commitment fee, typically set as a percentage of the commitment amount. Such fee income, which is included in interest income in the Statement of Operations, is recognized ratably over the commitment period. Unfunded floating rate loan interests are marked-to-market daily, and any unrealized appreciation (depreciation) is included in the Statement of Assets and Liabilities and Statement of Operations. As of period end, the Master Portfolio had the following unfunded floating rate loan interests:

Borrower	Par	Commitment Amount	Value	Unrealized Appreciation (Depreciation)

BRE Park Avenue Tower Owner LLC, Mezzanine A Loan	$ 528,064	$ 528,064	$ 525,899	$ (2,165)
BSREP II Houston Office 1HC Owner LLC, Mezzanine Loan	2,427,176	2,427,176	2,416,739	(10,437)
Burlingame Point LLC, Construction Loan	3,643,982	3,645,574	3,643,982	(1,592)
Intelsat Jackson Holdings SA, DIP Facility	1,289,490	1,271,338	1,309,903	38,565
Spectacle Gary Holdings LLC, Delayed Draw Term Loan	1,006,419	1,006,419	951,700	(54,719)

Forward Commitments, When-Issued and Delayed Delivery Securities: The Master Portfolio may purchase securities on a when-issued basis and may purchase or sell securities on a forward commitment basis. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made. The Master Portfolio may purchase securities under such conditions with the intention of actually acquiring them, but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Master Portfolio may be required to pay more at settlement than the security is worth. In addition, the Master Portfolio is not entitled to any of the interest earned prior to settlement. When purchasing a security on a delayed delivery basis, the Master Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations. In the event of default by the counterparty, the Master Portfolio’s maximum amount of loss is the unrealized appreciation of unsettled when-issued transactions.

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Notes to Financial Statements  (continued)

TBA Commitments: TBA commitments are forward agreements for the purchase or sale of mortgage-backed securities for a fixed price, with payment and delivery on an agreed upon future settlement date. The specific securities to be delivered are not identified at the trade date. However, delivered securities must meet specified terms, including issuer, rate and mortgage terms. When entering into TBA commitments, the Master Portfolio may take possession of or deliver the underlying mortgage-backed securities but can extend the settlement or roll the transaction. TBA commitments involve a risk of loss if the value of the security to be purchased or sold declines or increases, respectively, prior to settlement date.

In order to better define contractual rights and to secure rights that will help the Master Portfolio mitigate its counterparty risk, TBA commitments may be entered into by the Master Portfolio under Master Securities Forward Transaction Agreements (each, an “MSFTA”). An MSFTA typically contains, among other things, collateral posting terms and netting provisions in the event of default and/or termination event. The collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of the collateral currently pledged by the Master Portfolio and the counterparty. Cash collateral that has been pledged to cover the obligations of the Master Portfolio and cash collateral received from the counterparty, if any, is reported separately in the Statement of Assets and Liabilities as cash pledged as collateral for TBA commitments or cash received as collateral for TBA commitments, respectively. Non-cash collateral pledged by the Master Portfolio, if any, is noted in the Schedule of Investments. Typically, the Master Portfolio is permitted to sell, re-pledge or use the collateral it receives; however, the counterparty is not permitted to do so. To the extent amounts due to the Master Portfolio are not fully collateralized, contractually or otherwise, the Master Portfolio bears the risk of loss from counterparty non-performance.

Mortgage Dollar Roll Transactions: The Master Portfolio may sell TBA mortgage-backed securities and simultaneously contract to repurchase substantially similar (i.e., same type, coupon and maturity) securities on a specific future date at an agreed upon price. During the period between the sale and repurchase, a fund is not entitled to receive interest and principal payments on the securities sold. Mortgage dollar roll transactions are treated as purchases and sales and realizes gains and losses on these transactions. Mortgage dollar rolls involve the risk that the market value of the securities that a fund is required to purchase may decline below the agreed upon repurchase price of those securities.

Securities Lending: The Master Portfolio may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Master Portfolio collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by the Master Portfolio is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Master Portfolio and any additional required collateral is delivered to the Master Portfolio, or excess collateral returned by the Master Portfolio, on the next business day. During the term of the loan, the Master Portfolio is entitled to all distributions made on or in respect of the loaned securities, but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

The market value of any securities on loan, all of which were classified as investment companies in the Master Portfolio’s Schedule of Investments, and the value of any related collateral are shown separately in the Statement of Assets and Liabilities as a component of investments at value – unaffiliated, and collateral on securities loaned at value, respectively. As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested by the securities lending agent, BlackRock Investment Management, LLC (“BIM”), if any, is disclosed in the Schedule of Investments.

Securities lending transactions are entered into by the Master Portfolio under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Master Portfolio, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Master Portfolio can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

As of period end, the following table is a summary of the Master Portfolio’s securities on loan by counterparty which are subject to offset under an MSLA:

Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Net Amount

Citigroup Global Markets, Inc.	$ 41,950,000	$ (41,950,000)	$ —
Credit Suisse Securities (USA) LLC	813,306	(813,306)	—
J.P. Morgan Securities LLC	604,847	(604,847)	—
Jefferies LLC	12,366,860	(12,366,860)	—

	$ 55,735,013	$ (55,735,013)	$ —

(a)

Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by the Master Portfolio is disclosed in the Master Portfolio’s Statement of Assets and Liabilities.

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Notes to Financial Statements  (continued)

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Master Portfolio benefits from a borrower default indemnity provided by BIM. BIM’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value on the securities loaned in the event of borrower default. The Master Portfolio could incur a loss if the value of an investment purchased with cash collateral falls below the market value of loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by the Master Portfolio.

5.	DERIVATIVE FINANCIAL INSTRUMENTS

The Master Portfolio engages in various portfolio investment strategies using derivative contracts both to increase the returns of the Master Portfolio and/or to manage its exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedule of Investments. These contracts may be transacted on an exchange or OTC.

Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).

Futures contracts are agreements between the Master Portfolio and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Master Portfolio is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statement of Assets and Liabilities.

Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the Statement of Assets and Liabilities. Pursuant to the contract, the Master Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statement of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest, foreign currency exchange rates or underlying assets.

Forward Foreign Currency Exchange Contracts: Forward foreign currency exchange contracts are entered into to gain or reduce exposure to foreign currencies (foreign currency exchange rate risk).

A forward foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a specified date. These contracts help to manage the overall exposure to the currencies in which some of the investments held by the Master Portfolio are denominated and in some cases, may be used to obtain exposure to a particular market.

The contract is marked-to-market daily and the change in market value is recorded as unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. When a contract is closed, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the value at the time it was opened and the value at the time it was closed. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The use of forward foreign currency exchange contracts involves the risk that the value of a forward foreign currency exchange contract changes unfavorably due to movements in the value of the referenced foreign currencies, and such value may exceed the amounts reflected in the Statement of Assets and Liabilities. Cash amounts pledged for forward foreign currency exchange contracts are considered restricted and are included in cash pledged as collateral for OTC derivatives in the Statement of Assets and Liabilities.

Options: The Master Portfolio purchases and writes call and put options to increase or decrease its exposure to the risks of underlying instruments, including equity risk, interest rate risk and/or commodity price risk and/or, in the case of options written, to generate gains from options premiums.

A call option gives the purchaser (holder) of the option the right (but not the obligation) to buy, and obligates the seller (writer) to sell (when the option is exercised) the underlying instrument at the exercise or strike price at any time or at a specified time during the option period. A put option gives the holder the right to sell and obligates the writer to buy the underlying instrument at the exercise or strike price at any time or at a specified time during the option period.

Premiums paid on options purchased and premiums received on options written, as well as the daily fluctuation in market value, are included in investments at value –unaffiliated and options written at value, respectively, in the Statement of Assets and Liabilities. When an instrument is purchased or sold through the exercise of an option, the premium is offset against the cost or proceeds of the underlying instrument. When an option expires, a realized gain or loss is recorded in the Statement of Operations to the extent of the premiums received or paid. When an option is closed or sold, a gain or loss is recorded in the Statement of Operations to the extent the cost of the closing transaction exceeds the premiums received or paid. When the Master Portfolio writes a call option, such option is typically “covered,” meaning that it holds the underlying instrument subject to being called by the option counterparty. When the Master Portfolio writes a put option, cash is segregated in an amount sufficient to cover the obligation. These amounts, which are considered restricted, are included in cash pledged as collateral for options written in the Statement of Assets and Liabilities.

•

Swaptions – The Master Portfolio purchases and writes swaptions primarily to preserve a return or spread on a particular investment or portion of the Master Portfolio’s holdings, as a duration management technique or to protect against an increase in the price of securities it anticipates purchasing at a later date. The purchaser and writer of a swaption is buying or granting the right to enter into a previously agreed upon interest rate or credit default swap agreement (interest rate risk and/or credit risk) at any time before the expiration of the option.

•

Interest rate caps and floors – Interest rate caps and floors are entered into to gain or reduce exposure to interest rates (interest rate risk and/or other risk). Caps are agreements whereby one party agrees to make payments to the other, in return for a premium, to the extent that interest rate indexes exceed a specified rate, or “cap.” Floors are agreements whereby one party agrees to make payments to the other, in return for a premium, to the extent that interest rate indexes fall below a specified rate, or “floor.” The maximum potential amount of future payments that the Master Portfolio would be required to make under an interest rate cap would be the notional amount times the percentage increase in interest rates determined by the difference between the interest rate index current value and the value at the time the cap was entered into.

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Notes to Financial Statements  (continued)

•

Foreign currency options – The Master Portfolio purchases and writes foreign currency options, foreign currency futures and options on foreign currency futures to gain or reduce exposure to foreign currencies (foreign currency exchange rate risk). Foreign currency options give the purchaser the right to buy from or sell to the writer a foreign currency at any time before the expiration of the option.

•	Barrier options – The Master Portfolio may purchases and writes a variety of options with non-standard payout structures or other features (“barrier options”) that are generally traded OTC.

The Master Portfolio may invest in various types of barrier options, including down-and-out options, down-and-in options, double no-touch options, one-touch options, up-and-out options and up-and-in options. Down-and-out options expire worthless to the purchaser if the price of the underlying instrument falls below a specific barrier price level prior to the expiration date. Down-and-in options expire worthless to the purchaser unless the price of the underlying instrument falls below a specific barrier price level prior to the expiration date. Double no-touch options provide the purchaser an agreed-upon payout if the price of the underlying instrument does not reach or surpass predetermined barrier price levels prior to the option’s expiration date. One-touch options provide the purchaser an agreed-upon payout if the price of the underlying instrument reaches or surpasses predetermined barrier price levels prior to the expiration date. Up-and-out options expire worthless to the purchaser if the price of the underlying instrument increases beyond a predetermined barrier price level prior to the expiration date. Up-and-in options can only be exercised when the price of the underlying instrument increases beyond a predetermined barrier price level.

•	Structured options – The Master Portfolio invests in structured options to increase or decrease its exposure to an underlying index or group of securities (equity risk).

These options may consist of single or multiple OTC options which are priced as a single instrument. They may only be exercised at the expiration date, but may be transferred/sold prior to the expiration date. The value of a structured option may either increase or decrease with the underlying index or group of securities, depending on the combination of options used. Structured options are issued in units whereby each unit represents a structure based on the specific index with an initial reference strike price. One type of structure involves the combination of selling a put while buying a call on a specific index. This option would rise in value as the underlying index increases and fall in value as the underlying index decreases. Alternatively, another structure involves the sale of a call and the purchase of a put. This option structure would rise in value as the underlying index decreases and fall in value as the underlying index increases. Upon the exercise of the structured option, the Master Portfolio will receive a payment from, or be required to remit a payment to, the counterparty depending on the value of the underlying index at exercise.

In purchasing and writing options, the Master Portfolio bears the risk of an unfavorable change in the value of the underlying instrument or the risk that it may not be able to enter into a closing transaction due to an illiquid market. Exercise of a written option could result in the Master Portfolio purchasing or selling a security when it otherwise would not, or at a price different from the current market value.

Swaps: Swap contracts are entered into to manage exposure to issuers, markets and securities. Such contracts are agreements between the Master Portfolio and a counterparty to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the OTC market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”).

For OTC swaps, any upfront premiums paid and any upfront fees received are shown as swap premiums paid and swap premiums received, respectively, in the Statement of Assets and Liabilities and amortized over the term of the contract. The daily fluctuation in market value is recorded as unrealized appreciation (depreciation) on OTC Swaps in the Statement of Assets and Liabilities. Payments received or paid are recorded in the Statement of Operations as realized gains or losses, respectively. When an OTC swap is terminated, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the proceeds from (or cost of) the closing transaction and the Master Portfolio’s basis in the contract, if any. Generally, the basis of the contract is the premium received or paid.

In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the “CCP”) and the Master Portfolio’s counterparty on the swap agreement becomes the CCP. The Master Portfolio is required to interface with the CCP through the broker. Upon entering into a centrally cleared swap, the Master Portfolio is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited is shown as cash pledged for centrally cleared swaps in the Statement of Assets and Liabilities. Amounts pledged, which are considered restricted cash, are included in cash pledged for centrally cleared swaps in the Statement of Assets and Liabilities. Pursuant to the contract, the Master Portfolio agrees to receive from or pay to the broker variation margin. Variation margin is recorded as unrealized appreciation (depreciation) and shown as variation margin receivable (or payable) on centrally cleared swaps in the Statement of Assets and Liabilities. Payments received from (paid to) the counterparty, including at termination, are recorded as realized gains (losses) in the Statement of Operations.

•

Credit default swaps — Credit default swaps are entered into to manage exposure to the market or certain sectors of the market, to reduce risk exposure to defaults of corporate and/or sovereign issuers or to create exposure to corporate and/or sovereign issuers to which a fund is not otherwise exposed (credit risk).

The Master Portfolio may either buy or sell (write) credit default swaps on single-name issuers (corporate or sovereign), a combination or basket of single-name issuers or traded indexes. Credit default swaps are agreements in which the protection buyer pays fixed periodic payments to the seller in consideration for a promise from the protection seller to make a specific payment should a negative credit event take place with respect to the referenced entity (e.g., bankruptcy, failure to pay, obligation acceleration, repudiation, moratorium or restructuring). As a buyer, if an underlying credit event occurs, the Master Portfolio will either (i) receive from the seller an amount equal to the notional amount of the swap and deliver the referenced security or underlying securities comprising the index, or (ii) receive a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index. As a seller (writer), if an underlying credit event

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Notes to Financial Statements  (continued)

occurs, the Master Portfolio will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the referenced security or underlying securities comprising the index or pay a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index.

•

Total return swaps — Total return swaps are entered into to obtain exposure to a security or market without owning such security or investing directly in such market or to exchange the risk/return of one security or market (e.g., fixed-income) with another security or market (e.g., equity or commodity prices) (equity risk, commodity price risk and/or interest rate risk).

Total return swaps are agreements in which there is an exchange of cash flows whereby one party commits to make payments based on the total return (distributions plus capital gains/losses) of an underlying instrument, or basket of underlying instruments, in exchange for fixed or floating rate interest payments. If the total return of the instrument(s) or index underlying the transaction exceeds or falls short of the offsetting fixed or floating interest rate obligation, the Master Portfolio receives payment from or makes a payment to the counterparty.

Certain total return swaps are designed to function as a portfolio of direct investments in long and short equity positions. This means that the Master Portfolio has the ability to trade in and out of these long and short positions within the swap and will receive the economic benefits and risks equivalent to direct investment in these positions, subject to certain adjustments due to events related to the counterparty. Benefits and risks include capital appreciation (depreciation), corporate actions and dividends received and paid, all of which are reflected in the swap’s market value. The market value also includes interest charges and credits (“financing fees”) related to the notional values of the long and short positions and cash balances within the swap. These interest charges and credits are based on a specified benchmark rate plus or minus a specified spread determined based upon the country and/or currency of the positions in the Master Portfolio.

Positions within the swap and financing fees are reset periodically. During a reset, any unrealized appreciation (depreciation) on positions and accrued financing fees become available for cash settlement between the Master Portfolio and the counterparty. The amounts that are available for cash settlement are recorded as realized gains or losses in the Statement of Operations. Cash settlement in and out of the swap may occur at a reset date or any other date, at the discretion of the Master Portfolio and the counterparty, over the life of the agreement. Certain swaps have no stated expiration and can be terminated by either party at any time.

•	Interest rate swaps — Interest rate swaps are entered into to gain or reduce exposure to interest rates or to manage duration, the yield curve or interest rate (interest rate risk).

Interest rate swaps are agreements in which one party pays a stream of interest payments, either fixed or floating, in exchange for another party’s stream of interest payments, either fixed or floating, on the same notional amount for a specified period of time. In more complex interest rate swaps, the notional principal amount may decline (or amortize) over time.

•	Currency swaps — Currency swaps are entered into to gain or reduce exposure to foreign currencies (foreign currency exchange rate risk).

Currency swaps are interest rate swaps in which one party pays a stream of interest payments, either fixed or floating, in exchange for another party’s stream of interest payments, either fixed or floating, based on the notional amounts of two different currencies. The notional amounts are typically determined based on the spot exchange rates at the inception of the trade. Currency swaps may also involve an exchange of notional amounts at the start, during and/or at expiration of the contract, either at the current spot rate or another specified rate.

•

Forward swaps — The Master Portfolio enters into forward interest rate swaps and forward total return swaps. In a forward swap, the Master Portfolio and the counterparty agree to make periodic net payments beginning on a specified date or a net payment at termination.

•

Inflation swaps — Inflation swaps are entered into to gain or reduce exposure to inflation (inflation risk). In an inflation swap, one party makes fixed interest payments on a notional principal amount in exchange for another party’s variable payments based on an inflation index, such as the Consumer Price Index.

Swap transactions involve, to varying degrees, elements of interest rate, credit and market risk in excess of the amounts recognized in the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.

Master Netting Arrangements: In order to define its contractual rights and to secure rights that will help it mitigate its counterparty risk, the Master Portfolio may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its counterparties. An ISDA Master Agreement is a bilateral agreement between the Master Portfolio and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Master Portfolio may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. When the Master Portfolio enters into an ISDA Master Agreement and an MRA and/or MSLA with the same counterparty, the agreements may contain a set-off provision allowing the Master Portfolio to offset a net amount payable with amounts due to the Master Portfolio upon default of the counterparty. Bankruptcy or insolvency laws of a particular jurisdiction may restrict or prohibit the right of offset in bankruptcy, insolvency or other events. For example, notwithstanding what contractual rights may be included in an ISDA Master Agreement, such laws may prohibit the Master Portfolio from setting off amounts owed to a defaulting counterparty under an ISDA Master Agreement against amounts owed to the Master Portfolio by affiliates of the defaulting counterparty. The insolvency regimes of many jurisdictions do, however, generally permit set-off of simultaneous payables and receivables under certain types of financial contracts between the same legal entity upon a default of the entity, regardless of the existence of a contractual set-off right in those contracts.

Collateral Requirements: For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Master Portfolio and the counterparty.

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Notes to Financial Statements  (continued)

Cash collateral that has been pledged to cover obligations of the Master Portfolio and cash collateral received from the counterparty, if any, is reported separately in the Statement of Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Master Portfolio, if any, is noted in the Schedule of Investments. Generally, the amount of collateral due from or to a counterparty is subject to a certain minimum transfer amount threshold before a transfer is required, which is determined at the close of business of the Master Portfolio. Any additional required collateral is delivered to/pledged by the Master Portfolio on the next business day. Typically, the counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The Master Portfolio generally agrees not to use non-cash collateral that it receives but may, absent default or certain other circumstances defined in the underlying ISDA Master Agreement, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty. To the extent amounts due to the Master Portfolio from its counterparties are not fully collateralized, it bears the risk of loss from counterparty non-performance. Likewise, to the extent the Master Portfolio has delivered collateral to a counterparty and stands ready to perform under the terms of its agreement with such counterparty, it bears the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral. Based on the terms of agreements, collateral may not be required for all derivative contracts.

For financial reporting purposes, the Master Portfolio does not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Statement of Assets and Liabilities.

6.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory: The Master Bond LLC, on behalf of the Master Portfolio, entered into an Investment Advisory Agreement with the Manager, the Master Portfolio’s investment adviser and an indirect, wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”), to provide investment advisory and administrative services. The Manager is responsible for the management of the Master Portfolio’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of the Master Portfolio.

For such services, the Master Portfolio pays the Manager a monthly fee at an annual rate equal to the following percentages of the average daily value of the Master Portfolio’s net assets:

Average Daily Net Assets	Investment Advisory Fees
First $250 million	0.16%
$250 million — $500 million	0.12
$500 million — $750 million	0.08
Greater than $750 million	0.05

With respect to the Master Portfolio, the Manager entered into separate sub-advisory agreements with BlackRock International Limited (“BIL”) and BlackRock (Singapore) Limited (“BRS”), each an affiliate of the Manager. The Manager pays BIL and BRS for services they provide, for that portion of the Master Portfolio for which BIL and BRS, as applicable, act as sub-adviser, a monthly fee that is equal to a percentage of the investment advisory fees paid by the Master Portfolio to the Manager.

Expense Waivers and Reimbursements: With respect to the Master Portfolio, the Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees the Master Portfolio pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through January 31, 2021. The contractual agreement may be terminated upon 90 days’ notice by a majority of the directors who are not “interested persons” of the Corporation, as defined in the 1940 Act (“Independent Directors”), or by a vote of a majority of the outstanding voting securities of the Master Portfolio. The amount of waivers and/or reimbursements of fees and expenses made pursuant to the expense limitation described below will be reduced by the amount of the affiliated money market fund waiver. Prior to January 28, 2020, this waiver was voluntary. This amount is included in fees waived and/or reimbursed by the Manager in the Statement of Operations. For the year ended September 30, 2020 the amount waived was $907,693.

The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of the Master Portfolio’s assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through January 31, 2021. The contractual agreement may be terminated upon 90 days notice by a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of the Master Portfolio. This amount is included in fees waived and/or reimbursed by the Manager in the Statement of Operations. For the year ended September 30, 2020, the Manager waived $25,612 in investment advisory fees pursuant to this arrangement.

For the year ended September 30, 2020, the Master Bond LLC reimbursed the Manager $219,313 for certain accounting services, which is included in accounting services in the Statement of Operations.

Securities Lending: The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BIM, an affiliate of the Manager, to serve as securities lending agent for the Master Portfolio, subject to applicable conditions. As securities lending agent, BIM bears all operational costs directly related to securities lending. The Master Portfolio is responsible for expenses in connection with the investment of cash collateral received for securities on loan (the “collateral investment expenses”). The cash collateral is invested in a private investment company, SL Liquidity Series, LLC (“Money Market Series”), managed by the Manager or its affiliates. However, BIM has agreed to cap the collateral investment expenses of the Money Market Series to an annual rate of 0.04%. The investment adviser to the Money Market Series will not charge any advisory fees with respect to shares purchased by the Master Portfolio. The Money Market Series may, under certain circumstances, impose a liquidity fee of up to 2% of the value withdrawn or temporarily restrict withdrawals for up to 10 business days during a 90 day period, in the event that the private investment company’s weekly liquid assets fall below certain thresholds. The Money Market Series seeks current income consistent with maintaining liquidity and preserving capital. Although the Money Market Series is not registered under the 1940 Act, its investments may follow the parameters of investments by a money market fund that is subject to Rule 2a-7 under the 1940 Act.

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Notes to Financial Statements  (continued)

Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment expenses. The Master Portfolio retains a portion of securities lending income and remits a remaining portion to BIM as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, the Master Portfolio retains 75% of securities lending income (which excludes collateral investment expenses), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment expenses.

In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Multi-Asset Complex in a calendar year exceeds a specified threshold, the Master Portfolio, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income in an amount equal to 80% of securities lending income (which excludes collateral investment expenses), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment expenses.

Prior to January 1, 2020, the Master Portfolio retained 82% of securities lending income (which excluded collateral investment expenses) and the amount retained could never be less than 70% of the total of securities lending income plus the collateral investment expenses. In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Fixed-Income Complex in a calendar year exceeded a specified threshold, the Master Portfolio would retain for the remainder of that calendar year 85% of securities lending income (which excluded collateral investment expenses), and the amount retained could never be less than 70% of the total of securities lending income plus the collateral investment expenses.

The share of securities lending income earned by the Master Portfolio is shown as securities lending income — affiliated — net in the Statement of Operations. For the year ended September 30, 2020, the Master Portfolio paid BIM $1,991 for securities lending agent services.

Interfund Lending: In accordance with an exemptive order (the “Order”) from the SEC, the Master Portfolio may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the Master Portfolio’s investment policies and restrictions. The Master Portfolio is currently permitted to borrow under the Interfund Lending Program.

A lending BlackRock fund may lend in aggregate up to 15% of its net assets, but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.

During the year ended September 30, 2020, the Master Portfolio did not participate in the Interfund Lending Program.

Directors and Officers: Certain directors and/or officers of the Master Bond LLC are directors and/or officers of BlackRock or its affiliates.

Other Transactions: The Master Portfolio may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is due solely to having a common investment adviser, common officers, or common directors. For the year ended September 30, 2020, the purchase and sale transactions and any net realized gains (losses) with an affiliated fund in compliance with Rule 17a-7 under the 1940 Act were as follows:

Purchases	Sales	Net Realized Gain
$ 47,942,088	$ 35,458,096	$ 219,493

7.	PURCHASES AND SALES

For the year ended September 30, 2020, purchases and sales of investments, including paydowns and mortgage dollar rolls and excluding short-term investments, were as follows:

	Purchases	Sales
Non-U.S. Government Securities	$105,695,574,360	$103,849,745,368
U.S. Government Securities	6,396,339,029	5,151,924,194

For the year ended September 30, 2020, purchases and sales related to mortgage dollar rolls were as follows:

	Purchases	Sales
Mortgage Dollar Rolls	$55,266,526,855	$55,268,062,914

8.	INCOME TAX INFORMATION

The Master Portfolio is classified as a partnership for U.S. federal income tax purposes. As such, each investor in the Master Portfolio is treated as the owner of its proportionate share of net assets, income, expenses and realized and unrealized gains and losses of the Master Portfolio. Therefore, no U.S. federal income tax provision is required. It is intended that the Master Portfolio’s assets will be managed so an investor in the Master Portfolio can satisfy the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended.

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Notes to Financial Statements   (continued)

The Master Portfolio files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Master Portfolio’s U.S. federal tax returns generally remains open for a period of three fiscal years after they are filed. The statutes of limitations on the Master Portfolio’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Management has analyzed tax laws and regulations and their application to the Master Portfolio as of September 30, 2020, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Master Portfolio’s financial statements.

As of September 30, 2020, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:

Amounts

Tax cost	$26,589,504,152

Gross unrealized appreciation	$701,016,073
Gross unrealized depreciation	(280,834,721)

Net unrealized appreciation (depreciation)	$420,181,352

9.	BANK BORROWINGS

The Master Bond LLC, on behalf of the Master Portfolio, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is a party to a 364-day, $2.25 billion credit agreement with a group of lenders. Under this agreement, the Master Portfolio may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Master Portfolio, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) one-month LIBOR (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum or (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed. The agreement expires in April 2021 unless extended or renewed. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the year ended September 30, 2020, the Master Portfolio did not borrow under the credit agreement.

10.	PRINCIPAL RISKS

In the normal course of business, the Master Portfolio invests in securities or other instruments and may enter into certain transactions, and such activities subject the Master Portfolio to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Master Portfolio and its investments. The Master Portfolio’s prospectus provides details of the risks to which the Master Portfolio is subject.

The Master Portfolio may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to redemption gates or liquidity fees under certain circumstances.

Market Risk: The Master Portfolio may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force the Master Portfolio to reinvest in lower yielding securities. The Master Portfolio may also be exposed to reinvestment risk, which is the risk that income from the Master Portfolio’s portfolio will decline if the Master Portfolio invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below the Master Portfolio’s current earnings rate.

Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic the present time. This pandemic may result in substantial market volatility and may adversely impact the prices and liquidity conditions, credit rating downgrades, or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest or otherwise affect the value of such securities. Municipal securities can be significantly affected by political or economic changes, including changes made in the law after issuance of the securities, as well as uncertainties in the municipal market related to, taxation, legislative changes or the rights of municipal security holders, including in connection with an issuer insolvency. Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the tax benefits supporting the project or assets or the inability to collect revenues for the project or from the assets. Municipal securities may be less liquid than taxable bonds, and there may be less publicly available information on the financial condition of municipal security issuers than for issuers of other securities.

An outbreak of respiratory disease caused by a novel coronavirus has developed into a global pandemic and has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this pandemic, and other global health crises that may arise in the future, could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at of a fund’s investments. The duration of this pandemic and its effects cannot be determined with certainty.

Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. The Master Portfolio may invest in illiquid investments. An illiquid investment is any investment that the Master Portfolio reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Master Portfolio may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in

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Notes to Financial Statements   (continued)

response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause the Master Portfolio’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of the Master Portfolio may lose value, regardless of the individual results of the securities and other instruments in which the Master Portfolio invests.

The price the Master Portfolio could receive upon the sale of any particular portfolio investment may differ from the Master Portfolio’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Master Portfolio’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by the Master Portfolio, and the Master Portfolio could realize a greater than expected loss or lesser than expected gain upon the sale of the investment. The Master Portfolio’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third party service providers.

Counterparty Credit Risk: The Master Portfolio may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Master Portfolio manages counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Master Portfolio to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Master Portfolio’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Master Portfolio.

A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

For OTC options purchased, the Master Portfolio bears the risk of loss in the amount of the premiums paid plus the positive change in market values net of any collateral held by the Master Portfolio should the counterparty fail to perform under the contracts. Options written by the Master Portfolio do not typically give rise to counterparty credit risk, as options written generally obligate the Master Portfolio, and not the counterparty, to perform. The Master Portfolio may be exposed to counterparty credit risk with respect to options written to the extent the Master Portfolio deposits collateral with its counterparty to a written option.

With exchange-traded options purchased and futures and centrally cleared swaps, there is less counterparty credit risk to the Master Portfolio since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Master Portfolio does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Master Portfolio.

Concentration Risk: A diversified portfolio, where this is appropriate and consistent with the Master Portfolio’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of the Master Portfolio. The investment concentrations within the Master Portfolio’s portfolio are disclosed in its Schedule of Investments.

The Master Portfolio invests a significant portion of its assets in fixed-income securities and/or uses derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will increase as interest rates fall and decrease as interest rates rise. The Master Portfolio may be subject to a greater risk of rising interest rates due to the current period of historically low rates.

The Master Portfolio invests a significant portion of its assets in securities backed by commercial or residential mortgage loans or in issuers that hold mortgage and other asset-backed securities. When the Master Portfolio concentrates its investments in this manner, it assumes a greater risk of prepayment or payment extension by securities issuer. Changes in economic conditions, including delinquencies and/or defaults on assets underlying these securities, can affect the value, income and/or liquidity of such positions. Investment percentages in these securities are presented in the Schedule of Investments.

LIBOR Transition Risk: The United Kingdom’s Financial Conduct Authority announced a phase out of the London Interbank Offered Rate (“LIBOR”) by the end of 2021, and it is expected that LIBOR will cease to be published after that time. The Master Portfolio may be exposed to financial instruments tied to LIBOR to determine payment obligations, financing terms, hedging strategies or investment value. The transition process away from LIBOR might lead to increased volatility and illiquidity in markets for, and reduce the effectiveness of new hedges placed against, instruments whose terms currently include LIBOR. The ultimate effect of the LIBOR transition process on the Master Portfolio is uncertain.

11.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Master Portfolio through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

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Report of Independent Registered Public Accounting Firm

To the Investors of Master Total Return Portfolio and the Board of Directors of Master Bond LLC:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statement of assets and liabilities of Master Total Return Portfolio of Master Bond LLC (the “Fund”), including the schedule of investments, as of September 30, 2020, the related statement of operations for the year then ended, the statement of changes in net assets for the year then ended, the consolidated statement of changes in net assets for the year ended September 30, 2019, the financial highlights for the year then ended, the consolidated financial highlights for each of the four years in the period ended September 30, 2019, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of September 30, 2020, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of September 30, 2020, by correspondence with the custodian, brokers and agent banks; when replies were not received from brokers or agent banks, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

Deloitte & Touche LLP

Boston, Massachusetts

November 20, 2020

We have served as the auditor of one or more BlackRock investment companies since 1992.

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Disclosure of Investment Advisory Agreement and Sub-Advisory  Agreements

The Board of Directors of the Master Bond LLC (the “Master Portfolio”) met on April 16, 2020 (the “April Meeting”) and May 20-21, 2020 (the “May Meeting”) to consider the approval of the investment advisory agreement (the “Advisory Agreement”) between the Master Portfolio, on behalf of Master Total Return Portfolio (the “Master Fund”) and BlackRock Advisors, LLC (the “Manager”), the Master Portfolio’s investment advisor. The Board of Directors of the Master Portfolio also considered the approval of the sub-advisory agreements (collectively, the “Sub-Advisory Agreements”) between the Manager and each of (a) BlackRock International Limited and (b) BlackRock (Singapore) Limited (together, the “Sub-Advisors”), with respect to the Master Fund. The BlackRock Total Return Fund (the “Feeder Fund”), a series of BlackRock Bond Fund, Inc. (the “Feeder Corporation”), is a “feeder” fund that invests all of its investable assets in the Master Fund. Accordingly, the Board of Directors of the Feeder Corporation also considered the approval of the Advisory Agreement and the Sub-Advisory Agreements with respect to the Master Fund. The Manager and the Sub-Advisors are referred to herein as “BlackRock.” The Advisory Agreement and the Sub-Advisory Agreements are referred to herein as the “Agreements.” For simplicity: (a) the Board of Directors of the Master Portfolio and the Board of Directors of the Feeder Corporation are referred to herein collectively as the “Board,” and the members are referred to as “Board Members”; and (b) the shareholders of the Feeder Fund and the interest holders of the Master Fund are referred to as “shareholders.”

Activities and Composition of the Board

On the date of the May Meeting, the Board consisted of ten individuals, eight of whom were not “interested persons” of the Master Portfolio or the Feeder Corporation as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Board Members”). The Board Members are responsible for the oversight of the operations of the Master Fund or the Feeder Fund, as pertinent, and perform the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Board Members have retained independent legal counsel to assist them in connection with their duties. The Co-Chairs of the Board are Independent Board Members. The Board has established five standing committees: an Audit Committee, a Governance and Nominating Committee, a Compliance Committee, a Performance Oversight Committee and an Executive Committee, each of which is chaired by an Independent Board Member and composed of Independent Board Members (except for the Executive Committee, which also has one interested Board Member).

The Agreements

Consistent with the requirements of the 1940 Act, the Board considers the continuation of the Agreements on an annual basis. The Board has four quarterly meetings per year, each typically extending for two days, and additional in-person and telephonic meetings throughout the year, as needed. While the Board also has a fifth one-day meeting to consider specific information surrounding the renewals of the Agreements, the Board’s consideration entails a year-long deliberative process whereby the Board and its committees assess BlackRock’s services to the Master Fund and the Feeder Fund. In particular, the Board assessed, among other things, the nature, extent and quality of the services provided to the Master Fund and the Feeder Fund by BlackRock, BlackRock’s personnel and affiliates, including (as applicable): investment management services; accounting oversight; administrative and shareholder services; oversight of the Master Fund’s and Feeder Fund’s service providers; risk management and oversight; and legal, regulatory and compliance services. Throughout the year, including during the contract renewal process, the Independent Board Members were advised by independent legal counsel, and met with independent legal counsel in various executive sessions outside of the presence of BlackRock’s management.

During the year, the Board, acting directly and through its committees, considers information that is relevant to its annual consideration of the renewal of the Agreements, including the services and support provided by BlackRock to the Master Fund, the Feeder Fund and their shareholders. BlackRock also furnished additional information to the Board in response to specific questions from the Board. This additional information is discussed further in the section titled “Board Considerations in Approving the Agreements.” Among the matters the Board considered were: (a) investment performance for one-year, three-year, five-year, and/or since inception periods, as applicable, against peer funds, applicable benchmarks, and other performance metrics, as applicable, as well as BlackRock senior management’s and portfolio managers’ analyses of the reasons for any outperformance or underperformance relative to its peers, benchmarks, and other performance metrics, as applicable; (b) fees, including advisory, administration, if applicable, and other amounts paid to BlackRock and its affiliates by the Master Fund and/or the Feeder Fund for services; (c) the Master Fund’s and/or the Feeder Fund’s operating expenses and how BlackRock allocates expenses to the Master Fund and the Feeder Fund; (d) the resources devoted to risk oversight of, and compliance reports relating to, implementation of the Master Fund’s and the Feeder Fund’s investment objective, policies and restrictions, and meeting regulatory requirements; (e) BlackRock’s and the Master Fund’s and the Feeder Fund’s adherence to applicable compliance policies and procedures; (f) the nature, character and scope of non-investment management services provided by BlackRock and its affiliates and the estimated cost of such services; (g) BlackRock’s and other service providers’ internal controls and risk and compliance oversight mechanisms; (h) BlackRock’s implementation of the proxy voting policies approved by the Board; (i) execution quality of portfolio transactions; (j) BlackRock’s implementation of the Master Fund’s and/or the Feeder Fund’s valuation and liquidity procedures; (k) an analysis of management fees for products with similar investment mandates across the open-end fund, exchange-traded fund (“ETF”), closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable, and the similarities and differences between these products and the services provided as compared to the Master Fund and/or the Feeder Fund; (l) BlackRock’s compensation methodology for its investment professionals and the incentives and accountability it creates, along with investment professionals’ investments in the fund(s) they manage; and (m) periodic updates on BlackRock’s business.

Board Considerations in Approving the Agreements

The Approval Process: Prior to the April Meeting, the Board requested and received materials specifically relating to the Agreements. The Independent Board Members are continuously engaged in a process with their independent legal counsel and BlackRock to review the nature and scope of the information provided to the Board to better assist its deliberations. The materials provided in connection with the April Meeting included, among other things: (a) information independently compiled and prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), based on either a Lipper classification or Morningstar category, regarding fees and expenses of the Master Fund and the Feeder Fund, as applicable, as compared with a peer group of funds as determined by Broadridge (“Expense Peers”), and the investment performance of the Feeder Fund as compared with a peer group of funds (“ Performance Peers”); (b) information on the composition of the Expense Peers and Performance Peers, and a description of Broadridge’s methodology; (c) information on the estimated profits realized by BlackRock and its affiliates pursuant to the Agreements and a discussion of fall-out benefits to BlackRock and its affiliates; (d) a general analysis provided by BlackRock concerning investment management fees received in connection with other types of investment products, such as institutional accounts, sub-advised mutual funds, ETFs, closed-end funds, open-end funds, and separately managed accounts, under similar investment mandates, as well as the performance of such other products, as applicable; (e) a review of non-management fees; (f) the existence, impact and sharing of potential economies of scale, if any, with the Master Fund and the Feeder Fund; (g) a summary of aggregate amounts paid by the Master Fund and/or the Feeder Fund to BlackRock; (h) sales and redemption data regarding the Feeder Fund’s shares; and (i) various additional information requested by the Board as appropriate regarding BlackRock’s, the Master Fund’s and the Feeder Fund’s operations.

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Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements  (continued)

At the April Meeting, the Board reviewed materials relating to its consideration of the Agreements. As a result of the discussions that occurred during the April Meeting, and as a culmination of the Board’s year-long deliberative process, the Board presented BlackRock with questions and requests for additional information. BlackRock responded to these questions and requests with additional written information in advance of the May Meeting. Topics covered included: (a) the methodology for measuring estimated fund profitability; (b) economies of scale; (c) fund expenses and potential fee waivers; and (d) differences in services provided and management fees between open-end funds and other product channels.

At the May Meeting, the Board concluded its assessment of, among other things: (a) the nature, extent and quality of the services provided by BlackRock; (b) the investment performance of the Master Fund and the Feeder Fund as compared to its Performance Peers and to other metrics, as applicable; (c) the advisory fee and the estimated cost of the services and estimated profits realized by BlackRock and its affiliates from their relationship with the Master Fund and the Feeder Fund; (d) the Feeder Fund’s fees and expenses compared to its Expense Peers; (e) the existence and sharing of potential economies of scale; (f) any fall-out benefits to BlackRock and its affiliates as a result of BlackRock’s relationship with the Master Fund and the Feeder Fund; and (g) other factors deemed relevant by the Board Members.

The Board also considered other matters it deemed important to the approval process, such as other payments made to BlackRock or its affiliates relating to securities lending and cash management, and BlackRock’s services related to the valuation and pricing of portfolio holdings of the Master Fund. The Board noted the willingness of BlackRock’s personnel to engage in open, candid discussions with the Board. The Board did not identify any particular information as determinative, and each Board Member may have attributed different weights to the various items considered.

A. Nature, Extent and Quality of the Services Provided by BlackRock: The Board, including the Independent Board Members, reviewed the nature, extent and quality of services provided by BlackRock, including the investment advisory services and the resulting performance of the Feeder Fund. Throughout the year, the Board compared the Feeder Fund’s performance to the performance of a comparable group of mutual funds, relevant benchmarks, and performance metrics, as applicable. The Board met with BlackRock’s senior management personnel responsible for investment activities, including the senior investment officers. The Board also reviewed the materials provided by the Master Fund’s portfolio management team discussing the Master Fund’s performance and the Master Fund’s investment strategies and outlook.

The Board considered, among other factors, with respect to BlackRock: the number, education and experience of investment personnel generally and the Master Fund’s portfolio management team; research capabilities; investments by portfolio managers in the funds they manage; portfolio trading capabilities; use of technology; commitment to compliance; credit analysis capabilities; risk analysis and oversight capabilities; and the approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board also considered BlackRock’s overall risk management program, including the continued efforts of BlackRock and its affiliates to address cybersecurity risks and the role of BlackRock’s Risk & Quantitative Analysis Group. The Board engaged in a review of BlackRock’s compensation structure with respect to the Master Fund’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent and create performance incentives.

In addition to investment advisory services, the Board considered the nature and quality of the administrative and other non-investment advisory services provided to the Master Fund and the Feeder Fund. BlackRock and its affiliates provide the Master Fund and the Feeder Fund with certain administrative, shareholder and other services (in addition to any such services provided to the Master Fund and the Feeder Fund by third parties) and officers and other personnel as are necessary for the operations of the Master Fund and the Feeder Fund. In particular, BlackRock and its affiliates provide the Master Fund and the Feeder Fund with administrative services including, among others: (i) responsibility for disclosure documents, such as the prospectus, the summary prospectus (as applicable), the statement of additional information and periodic shareholder reports; (ii) oversight of daily accounting and pricing; (iii) responsibility for periodic filings with regulators; (iv) overseeing and coordinating the activities of third-party service providers including, among others, the custodian, fund accountant, transfer agent, and auditor for the Master Fund and Feeder Fund, as applicable; (v) organizing Board meetings and preparing the materials for such Board meetings; (vi) providing legal and compliance support; (vii) furnishing analytical and other support to assist the Board in its consideration of strategic issues such as the merger, consolidation or repurposing of certain open-end funds; and (viii) performing or managing administrative functions necessary for the operation of the Master Fund and the Feeder Fund, such as tax reporting, expense management, fulfilling regulatory filing requirements, overseeing the Feeder Fund’s distribution partners, and shareholder call center and other services. The Board reviewed the structure and duties of BlackRock’s fund administration, shareholder services, and legal & compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations.

B. The Investment Performance of the Master Fund, the Feeder Fund and BlackRock: The Board, including the Independent Board Members, also reviewed and considered the performance history of the Master Fund and the Feeder Fund, as applicable. The Board noted that the Feeder Fund’s investment results correspond directly to the investment results of the Master Fund. In preparation for the April Meeting, the Board was provided with reports independently prepared by Broadridge, which included an analysis of the Feeder Fund’s performance as of December 31, 2019, as compared to its Performance Peers. Broadridge ranks funds in quartiles, ranging from first to fourth, where first is the most desirable quartile position and fourth is the least desirable. In connection with its review, the Board received and reviewed information regarding the investment performance of the Feeder Fund as compared to its Performance Peers. The Board and its Performance Oversight Committee regularly review, and meet with Master Fund management to discuss, the performance of the Master Fund and the Feeder Fund, as applicable, throughout the year.

In evaluating performance, the Board focused particular attention on funds with less favorable performance records. The Board also noted that while it found the data provided by Broadridge generally useful, it recognized the limitations of such data, including in particular, that notable differences may exist between a fund and its Performance Peers (for example, the investment objectives and strategies). Further, the Board recognized that the performance data reflects a snapshot of a period as of a particular date and that selecting a different performance period could produce significantly different results. The Board also acknowledged that long-term performance could be impacted by even one period of significant outperformance or underperformance and that a single investment theme could have the ability to disproportionately affect long-term performance.

The Board noted that for each of the one-, three- and five-year periods reported, the Feeder Fund ranked in the second quartile against its Performance Peers.

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Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements  (continued)

C. Consideration of the Advisory/Management Fees and the Estimated Cost of the Services and Estimated Profits Realized by BlackRock and its Affiliates from their Relationship with the Master Fund and the Feeder Fund: The Board, including the Independent Board Members, reviewed the Master Fund’s/Feeder Fund’s contractual management fee rate compared with those of the Feeder Fund’s Expense Peers. The contractual management fee rate represents a combination of the advisory fee and any administrative fees, before taking into account any reimbursements or fee waivers. The Board also compared the Feeder Fund’s total expense ratio, as well as the Master Fund’s/Feeder Fund’s actual management fee rate, to those of the Feeder Fund’s Expense Peers. The total expense ratio represents a fund’s total net operating expenses, including any 12b-1 or non 12b-1 service fees. The total expense ratio gives effect to any expense reimbursements or fee waivers, and the actual management fee rate gives effect to any management fee reimbursements or waivers. The Board considered the services provided and the fees charged by BlackRock and its affiliates to other types of clients with similar investment mandates, as applicable, including institutional accounts and sub-advised mutual funds (including mutual funds sponsored by third parties).

The Board received and reviewed statements relating to BlackRock’s financial condition. The Board reviewed BlackRock’s profitability methodology and was also provided with an estimated profitability analysis that detailed the revenues earned and the expenses incurred by BlackRock for services provided to the Master Fund and the Feeder Fund. The Board reviewed BlackRock’s estimated profitability with respect to the Master Fund and the Feeder Fund, as applicable, and other funds the Board currently oversees for the year ended December 31, 2019 compared to available aggregate estimated profitability data provided for the prior two years. The Board reviewed BlackRock’s estimated profitability with respect to certain other U.S. fund complexes managed by the Manager and/or its affiliates. The Board reviewed BlackRock’s assumptions and methodology of allocating expenses in the estimated profitability analysis, noting the inherent limitations in allocating costs among various advisory products. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Manager, the types of funds managed, precision of expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at the individual fund level is difficult.

The Board noted that, in general, individual fund or product line profitability of other advisors is not publicly available. The Board reviewed BlackRock’s overall operating margin, in general, compared to that of certain other publicly-traded asset management firms. The Board considered the differences between BlackRock and these other firms, including the contribution of technology at BlackRock, BlackRock’s expense management, and the relative product mix.

The Board considered whether BlackRock has the financial resources necessary to attract and retain high quality investment management personnel to perform its obligations under the Agreements and to continue to provide the high quality of services that is expected by the Board. The Board further considered factors including but not limited to BlackRock’s commitment of time, assumption of risk, and liability profile in servicing the Master Fund and the Feeder Fund, including in contrast to what is required of BlackRock with respect to other products with similar investment mandates across the open-end fund, ETF, closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable.

The Board noted that the Master Fund’s/Feeder Fund’s contractual management fee rate ranked in the second quartile, and that the actual management fee rate and Feeder Fund’s total expense ratio each ranked in the second quartile relative to the Master Fund’s/Feeder Fund’s Expense Peers, as applicable. The Board also noted that the Master Fund has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the size of the Master Fund increases above certain contractually specified levels. The Board noted that if the size of the Master Fund were to decrease, the Master Fund could lose the benefit of one or more breakpoints. The Board further noted that the Feeder Fund has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the size of the Feeder Fund increases above certain contractually specified levels. The Board noted that if the size of the Feeder Fund were to decrease, the Feeder Fund could lose the benefit of one or more breakpoints. The Board noted that BlackRock and the Board have contractually agreed to a cap on the Feeder Fund’s total expenses as a percentage of the Feeder Fund’s average daily net assets on a class-by-class basis.

D. Economies of Scale: The Board, including the Independent Board Members, considered the extent to which economies of scale might be realized as the assets of the Master Fund and the Feeder Fund increase, including the existence of fee waivers and/or expense caps, as applicable, noting that any contractual fee waivers and contractual expense caps had been approved by the Board. In its consideration, the Board further considered the continuation and/or implementation of fee waivers and/or expense caps, as applicable. The Board also considered the extent to which the Master Fund and the Feeder Fund benefit from such economies of scale in a variety of ways, and whether there should be changes in the advisory fee rate or breakpoint structure in order to enable the Master Fund and the Feeder Fund to more fully participate in these economies of scale. The Board considered the Master Fund’s asset levels and whether the current fee schedule was appropriate.

E. Other Factors Deemed Relevant by the Board Members: The Board, including the Independent Board Members, also took into account other ancillary or “fall-out” benefits that BlackRock or its affiliates may derive from BlackRock’s respective relationships with the Master Fund and the Feeder Fund, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios and its risk management personnel, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates as service providers to the Master Fund and the Feeder Fund, including for administrative, distribution, securities lending and cash management services. The Board also considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations. The Board also noted that, subject to applicable law, BlackRock may use and benefit from third party research obtained by soft dollars generated by certain registered fund transactions to assist in managing all or a number of its other client accounts.

In connection with its consideration of the Agreements, the Board also received information regarding BlackRock’s brokerage and soft dollar practices. The Board received reports from BlackRock which included information on brokerage commissions and trade execution practices throughout the year.

The Board noted the competitive nature of the open-end fund marketplace, and that shareholders are able to redeem their Feeder Fund shares if they believe that the Feeder Fund’s and/or the Master Fund’s fees and expenses are too high or if they are dissatisfied with the performance of the Feeder Fund.

Conclusion

The Board of the Master Portfolio, including the Independent Board Members, unanimously approved the continuation of the Advisory Agreement between the Manager and the Master Portfolio, on behalf of the Master Fund for a one-year term ending June 30, 2021, and the Sub-Advisory Agreements between the Manager and the Sub-Advisors, with respect to the Master Fund, for a one-year term ending June 30, 2021. Based upon its evaluation of all of the aforementioned factors in their totality, as well as other information, the Board of the Master Portfolio, including the Independent Board Members, was satisfied that the terms of the Agreements were fair and reasonable and in the

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Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements  (continued)

best interest of the Master Fund and its shareholders. The Board of the Feeder Corporation, including the Independent Board Members, also considered the continuation of the Agreements with respect to the Master Fund and found the Agreements to be satisfactory. In arriving at its decision to approve the Agreements, the Board of the Master Portfolio did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent Board Members were also assisted by the advice of independent legal counsel in making this determination.

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Director and Officer Information

Independent Directors(a)
Name Year of Birth(b)	Position(s) Held (Length of Service)(c)	Principal Occupation(s) During Past Five Years	Number of BlackRock-Advised Registered Investment Companies (“RICs”) Consisting of Investment Portfolios (“Portfolios”) Overseen	Public Company and Other Investment Company Directorships Held During Past Five Years

Richard E. Cavanagh 1946	Co-Chair of the Board and Director (Since 2019)

Director, The Guardian Life Insurance Company of America since 1998; Board Chair, Volunteers of America (a not-for-profit organization) from 2015 to 2018 (board member since 2009); Director, Arch Chemicals (chemical and allied products) from 1999 to 2011; Trustee, Educational Testing Service from 1997 to 2009 and Chairman thereof from 2005 to 2009; Senior Advisor, The Fremont Group since 2008 and Director thereof since 1996; Faculty Member/Adjunct Lecturer, Harvard University since 2007 and Executive Dean from 1987 to 1995; President and Chief Executive Officer, The Conference Board, Inc. (global business research organization) from 1995 to 2007.

			87 RICs consisting of 111 Portfolios	None

Karen P. Robards 1950	Co-Chair of the Board and Director (Since 2019)

Principal of Robards & Company, LLC (consulting and private investing) since 1987; Co-founder and Director of the Cooke Center for Learning and Development (a not- for-profit organization) since 1987; Director of Enable Injections, LLC (medical devices) since 2019; Investment Banker at Morgan Stanley from 1976 to 1987.

			87 RICs consisting of 111 Portfolios	Greenhill & Co., Inc.; AtriCure, Inc. (medical devices) from 2000 until 2017

Michael J. Castellano 1946	Director (Since 2019)

Chief Financial Officer of Lazard Group LLC from 2001 to 2011; Chief Financial Officer of Lazard Ltd from 2004 to 2011; Director, Support Our Aging Religious (non- profit) from 2009 to June 2015 and 2017 to September 2020; Director, National Advisory Board of Church Management at Villanova University since 2010; Trustee, Domestic Church Media Foundation since 2012; Director, CircleBlack Inc. (financial technology company) from 2015 to June 2020.

			87 RICs consisting of 111 Portfolios	None

Cynthia L. Egan 1955	Director (Since 2019)

Advisor, U.S. Department of the Treasury from 2014 to 2015; President, Retirement Plan Services, for T. Rowe Price Group, Inc. from 2007 to 2012; executive positions within Fidelity Investments from 1989 to 2007.

			87 RICs consisting of 111 Portfolios	Unum (insurance); The Hanover Insurance Group (insurance); Envestnet (investment platform) from 2013 until 2016

Frank J. Fabozzi(d) 1948	Director (Since 2019)

Editor of The Journal of Portfolio Management since 1986; Professor of Finance, EDHEC Business School (France) since 2011; Visiting Professor, Princeton University for the 2013 to 2014 academic year and Spring 2017 semester; Professor in the Practice of Finance, Yale University School of Management from 1994 to 2011 and currently a Teaching Fellow in Yale’s Executive Programs; Board Member, BlackRock Equity-Liquidity Funds from 2014 to 2016; affiliated professor Karlsruhe Institute of Technology from 2008 to 2011; Visiting Professor, Rutgers University for the Spring 2019 semester; Visiting Professor, New York University for the 2019 academic year.

			88 RICs consisting of 112 Portfolios	None

R. Glenn Hubbard 1958	Director (Since 2019)	Dean, Columbia Business School from 2004 to 2019; Faculty member, Columbia Business School since 1988.	87 RICs consisting of 111 Portfolios	ADP (data and information services); Metropolitan Life Insurance Company (insurance); KKR Financial Corporation (finance) from 2004 until 2014

W. Carl Kester(d) 1951	Director (Since 2019)

George Fisher Baker Jr. Professor of Business Administration, Harvard Business School since 2008; Deputy Dean for Academic Affairs from 2006 to 2010; Chairman of the Finance Unit, from 2005 to 2006; Senior Associate Dean and Chairman of the MBA Program from 1999 to 2005; Member of the faculty of Harvard Business School since 1981.

			88 RICs consisting of 112 Portfolios	None

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Director and Officer Information  (continued)

Independent Directors(a)
Name Year of Birth(b)	Position(s) Held (Length of Service)(c)	Principal Occupation(s) During Past Five Years	Number of BlackRock-Advised Registered Investment Companies (“RICs”) Consisting of Investment Portfolios (“Portfolios”) Overseen	Public Company and Other Investment Company Directorships Held During Past Five Years

Catherine A. Lynch(d) 1961	Director (Since 2019)

Chief Executive Officer, Chief Investment Officer and various other positions, National Railroad Retirement Investment Trust from 2003 to 2016; Associate Vice President for Treasury Management, The George Washington University from 1999 to 2003; Assistant Treasurer, Episcopal Church of America from 1995 to 1999.

			88 RICs consisting of 112 Portfolios	None

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Director and Officer Information  (continued)

Interested Directors(a)(e)

Name Year of Birth(b)	Position(s) Held (Length of Service)(c)	Principal Occupation(s) During Past Five Years	Number of BlackRock-Advised Registered Investment Companies (“RICs”) Consisting of Investment Portfolios (“Portfolios”) Overseen	Public Company and Other Investment Company Directorships Held During Past Five Years

Robert Fairbairn 1965	Director (Since 2015)

Vice Chairman of BlackRock, Inc. since 2019; Member of BlackRock’s Global Executive and Global Operating Committees; Co-Chair of BlackRock’s Human Capital Committee; Senior Managing Director of BlackRock, Inc. from 2010 to 2019; oversaw BlackRock’s Strategic Partner Program and Strategic Product Management Group from 2012 to 2019; Member of the Board of Managers of BlackRock Investments, LLC from 2011 to 2018; Global Head of BlackRock’s Retail and iShares® businesses from 2012 to 2016.

			122 RICs consisting of 269 Portfolios	None

John M. Perlowski(d) 1964	Director (Since 2015), President and Chief Executive Officer (Since 2010)	Managing Director of BlackRock, Inc. since 2009; Head of BlackRock Global Accounting and Product Services since 2009; Advisory Director of Family Resource Network (charitable foundation) since 2009.	123 RICs consisting of 270 Portfolios	None

(a) The address of each Director is c/o BlackRock, Inc., 55 East 52nd Street, New York, New York 10055.

(b) Each Independent Director holds office until his or her successor is duly elected and qualifies or until his or her earlier death, resignation, retirement or removal as provided by the Corporation/Master Bond LLC’s by-laws or charter or statute, or until December 31 of the year in which he or she turns 75. Directors who are “interested persons,” as defined in the Investment Company Act serve until their successor is duly elected and qualifies or until their earlier death, resignation, retirement or removal as provided by the Corporation/Master Bond LLC’s by-laws or statute, or until December 31 of the year in which they turn 72. The Board may determine to extend the terms of Independent Directors on a case-by-case basis, as appropriate.

(c)  Following the combination of Merrill Lynch Investment Managers, L.P. (“MLIM”) and BlackRock, Inc. in September 2006, the various legacy MLIM and legacy BlackRock fund boards were realigned and consolidated into three new fund boards in 2007. Certain Independent Directors first became members of the boards of other legacy MLIM or legacy BlackRock funds as follows: Richard E. Cavanagh, 1994; Frank J. Fabozzi, 1988; R. Glenn Hubbard, 2004; W. Carl Kester, 1995; and Karen P. Robards, 1998. Certain other Independent Directors became members of the boards of the closed-end funds in the Fixed-Income Complex as follows: Michael J. Castellano, 2011; Cynthia L. Egan, 2016; and Catherine A. Lynch, 2016.

(d) Dr. Fabozzi, Dr. Kester, Ms. Lynch and Mr. Perlowski are also trustees of the BlackRock Credit Strategies Fund.

(e) Mr. Fairbairn and Mr. Perlowski are both “interested persons,” as defined in the 1940 Act, of the Corporation/Master Bond LLC based on their positions with BlackRock, Inc. and its affiliates. Mr. Fairbairn and Mr. Perlowski are also board members of the BlackRock Multi-Asset Complex.

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Director and Officer Information  (continued)

Officers Who Are Not Directors(a)

Name Year of Birth(b)	Position(s) Held (Length of Service)	Principal Occupation(s) During Past Five Years

Jennifer McGovern 1977	Vice President (Since 2014)

Managing Director of BlackRock, Inc. since 2016; Director of BlackRock, Inc. from 2011 to 2015; Head of Americas Product Development and Governance for BlackRock’s Global Product Group since 2019; Head of Product Structure and Oversight for BlackRock’s U.S. Wealth Advisory Group from 2013 to 2019.

Neal J. Andrews 1966	Chief Financial Officer (Since 2007)	Chief Financial Officer of the iShares® exchange traded funds from 2019 to 2020; Managing Director of BlackRock, Inc. since 2006.

Jay M. Fife 1970	Treasurer (Since 2007)	Managing Director of BlackRock, Inc. since 2007.

Charles Park 1967	Chief Compliance Officer (Since 2014)

Anti-Money Laundering Compliance Officer for certain BlackRock-advised Funds from 2014 to 2015; Chief Compliance Officer of BlackRock Advisors, LLC and the BlackRock-advised Funds in the BlackRock Multi Asset Complex and the BlackRock Fixed-Income Complex since 2014; Principal of and Chief Compliance Officer for iShares® Delaware Trust Sponsor LLC since 2012 and BlackRock Fund Advisors (“BFA”) since 2006; Chief Compliance Officer for the BFA-advised iShares® exchange traded funds since 2006; Chief Compliance Officer for BlackRock Asset Management International Inc. since 2012.

Lisa Belle 1968	Anti-Money Laundering Compliance Officer (Since 2019)

Managing Director of BlackRock, Inc. since 2019; Global Financial Crime Head for Asset and Wealth Management of JP Morgan from 2013 to 2019; Managing Director of RBS Securities from 2012 to 2013; Head of Financial Crimes for Barclays Wealth Americas from 2010 to 2012.

Janey Ahn 1975	Secretary (Since 2019)	Managing Director of BlackRock, Inc. since 2018; Director of BlackRock, Inc. from 2009 to 2017.

(a) The address of each Officer is c/o BlackRock, Inc., 55 East 52nd Street, New York, New York 10055.

(b) Officers of the Corporation/Master LLC serve at the pleasure of the Board.

    Further information about the Corporation/Master Bond LLC’s Directors and Officers is available in the Corporation/Master Bond LLC’s Statement of Additional Information, which can be obtained without charge by calling (800) 441-7762.

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Additional Information

General Information

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.

Availability of Quarterly Schedule of Investments

The Fund/Master Bond LLC files their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Fund’s/Master Bond LLC’s Forms N-PORT are available on the SEC’s website at sec.gov.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund/Master Bond LLC use to determine how to vote proxies relating to portfolio securities is available upon request and without charge (1) by calling (800) 441-7762; (2) at blackrock.com; and (3) on the SEC’s website at sec.gov.

Availability of Proxy Voting Record

Information about how the Fund/Master Bond LLC voted proxies relating to securities held in the Fund’s/Master Bond LLC’s portfolio during the most recent 12-month period ended June 30 is available upon request and without charge (1) at blackrock.com; or by calling (800) 441-7762 and (2) on the SEC’s website at sec.gov.

BlackRock’s Mutual Fund Family

BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed-income and tax-exempt investing. Visit blackrock.com for more information.

Shareholder Privileges

Account Information

Call us at (800) 441-7762 from 8:00 AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also visit blackrock.com for more information.

Automatic Investment Plans

Investor class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.

Systematic Withdrawal Plans

Investor class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.

Retirement Plans

Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

A D D I T I O N A L I N F O R M A T I O N	127

Additional Information  (continued)

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

Fund and/or Master Bond LLC Service Providers

Investment Adviser	Independent Registered Public Accounting Firm
BlackRock Advisors, LLC	Deloitte & Touche LLP
Wilmington, DE 19809	Boston, MA 19103

Sub-Advisers	Distributor
BlackRock International Limited	BlackRock Investments, LLC
Edinburgh, EH3 8BL	New York, NY 10022
United Kingdom
Legal Counsel
BlackRock (Singapore) Limited	Willkie Farr & Gallagher LLP
079912 Singapore	New York, NY 10019

Accounting Agent and Transfer Agent	Address of the Corporation/Master Bond LLC
BNY Mellon Investment Servicing (US) Inc.	100 Bellevue Parkway
Wilmington, DE 19809	Wilmington, DE 19809

Custodian
The Bank of New York Mellon
New York, NY 10286

128	2 0 2 0 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Glossary of Terms Used in this Report

Currency Abbreviation

AUD	Australian Dollar

BRL	Brazilian Real

CAD	Canadian Dollar

CLP	Chilean Peso

CNH	Chinese Yuan Offshore

CNY	Chinese Yuan

COP	Colombian Peso

EUR	Euro

GBP	British Pound

HKD	Hong Kong Dollar

HUF	Hungarian Forint

IDR	Indonesian Rupiah

JPY	Japanese Yen

KRW	South Korean Won

KZT	Kazakhstani Tenge

MXN	Mexican Peso

PLN	Polish Zloty

RUB	Russian Ruble

TRY	Turkish Lira

TWD	Taiwan New Dollar

USD	United States Dollar

ZAR	South African Rand

Portfolio Abbreviation

ABS	Asset-Backed Security

ADR	American Depositary Receipt

AKA	Also Known As

AMBAC	AMBAC Assurance Corp.

AMT	Alternative Minimum Tax

BZDIOVER	Overnight Brazil CETIP - Interbank Rate

CD	Certificate of Deposit

CDO	Collateralized Debt Obligation

CLO	Collateralized Loan Obligation

CORRA	Canadian Overnight Repo Rate Average

DAC	Designated Activity Co.

ETF	Exchange-Traded Fund

EURIBOR	Euro Interbank Offered Rate

FKA	Formally Known As

GMTN	Global Medium-Term Note

GNMA	Government National Mortgage Association

GO	General Obligation Bonds

HDA	Housing Development Authority

HFA	Housing Finance Agency

IO	Interest Only

LIBOR	London Interbank Offered Rate

LP	Limited Partnership

MTN	Medium-Term Note

MXIBTIIE	Mexico Interbank TIIE 28-Day

NPFGC	National Public Finance Guarantee Corp.

OTC	Over-the-Counter

PIK	Payment-in-Kind

RB	Revenue Bonds

REMIC	Real Estate Mortgage Investment Conduit

S&P	Standard & Poor’s

SCSDE	South Carolina State Department of Education

SONIA	Sterling Overnight Index Average

SPDR	Standard & Poor’s Depository Receipt

TA	Tax Allocation

TBA	To-be-Announced

G L O S S A R Y O F T E R M S U S E D I N T H I S R E P O R T	129

Want to know more?

blackrock.com  |  800-441-7762

This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless preceded or accompanied by the Fund’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

TR-9/20-AR

Item 2 –

Code of Ethics – Each registrant (or each, a “Fund”) has adopted a code of ethics, as of the end of the period covered by this report, applicable to the registrants’ principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. During the period covered by this report, the code of ethics was amended to update certain information and to make other non-material changes. During the period covered by this report, there have been no waivers granted under the code of ethics. The registrants undertake to provide a copy of the code of ethics to any person upon request, without charge, who calls 1-800-441-7762.

Item 3 –

Audit Committee Financial Expert – Each registrant’s board of directors (the “board of directors”), has determined that (i) the registrant has the following audit committee financial experts serving on its audit committee and (ii) each audit committee financial expert is independent:

Michael Castellano

Frank J. Fabozzi

Catherine A. Lynch

Karen P. Robards

The registrants’ board of directors has determined that Karen P. Robards qualifies as an audit committee financial expert pursuant to Item 3(c)(4) of Form N-CSR.

Ms. Robards has a thorough understanding of generally accepted accounting principles, financial statements and internal control over financial reporting as well as audit committee functions. Ms. Robards has been President of Robards & Company, a financial advisory firm, since 1987. Ms. Robards was formerly an investment banker for more than 10 years where she was responsible for evaluating and assessing the performance of companies based on their financial results. Ms. Robards has over 30 years of experience analyzing financial statements. She also is a member of the audit committee of one publicly held company and a non-profit organization.

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification. The designation or identification of a person as an audit committee financial expert does not affect the duties, obligations, or liability of any other member of the audit committee or board of directors.

Item 4 –	Principal Accountant Fees and Services

The following table presents fees billed by Deloitte & Touche LLP (“D&T”) in each of the last two fiscal years for the services rendered to the Funds:

	(a) Audit Fees		(b) Audit-Related Fees[1]		(c) Tax Fees[2]		(d) All Other Fees
Entity Name	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End
BlackRock Total Return Fund of BlackRock Bond Fund, Inc.	$8,160	$8,160	$0	$0	$16,100	$16,000	$0	$0
Master Total Return Portfolio of Master Bond LLC	$85,068	$85,068	$0	$0	$30,000	$20,000	$0	$0

The following table presents fees billed by D&T that were required to be approved by each registrant’s audit committee (the “Committee”) for services that relate directly to the operations or financial reporting of the Funds and that are rendered on behalf of BlackRock Advisors, LLC ( the “Investment Adviser” or “BlackRock”) and entities controlling, controlled by, or under common control with BlackRock (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Funds (“Affiliated Service Providers”):

	Current Fiscal Year End	Previous Fiscal Year End
(b) Audit-Related Fees[1]	$0	$0
(c) Tax Fees[2]	$0	$0
(d) All Other Fees[3]	$1,984,000	$2,050,500

1 The nature of the services includes assurance and related services reasonably related to the performance of the audit or review of financial statements not included in Audit Fees, including accounting consultations, agreed-upon procedure reports, attestation reports, comfort letters, out-of-pocket expenses and internal control reviews not required by regulators.

2 The nature of the services includes tax compliance and/or tax preparation, including services relating to the filing or amendment of federal, state or local income tax returns, regulated investment company qualification reviews, taxable income and tax distribution calculations.

3 Non-audit fees of $1,984,000 and $2,050,500 for the current fiscal year and previous fiscal year, respectively, were paid to each Fund’s principal accountant in their entirety by BlackRock, in connection with services provided to the Affiliated Service Providers of each Fund and of certain other funds sponsored and advised by BlackRock or its affiliates for a service organization review and an accounting research tool subscription. These amounts represent aggregate fees paid by BlackRock and were not allocated on a per fund basis.

(e)(1) Audit Committee Pre-Approval Policies and Procedures:

Each Committee has adopted policies and procedures with regard to the pre-approval of services. Audit, audit-related and tax compliance services provided to the registrants on an annual basis require specific pre-approval by each Committee. Each Committee also must approve other non-audit services provided to the registrants and those non-audit services provided to the Investment Adviser and Affiliated Service Providers that relate directly to the operations and the financial reporting of the registrants. Certain of these non-audit services that each Committee believes are (a) consistent with the SEC’s auditor independence rules and (b) routine and recurring services that will not impair the independence of the independent accountants may be approved by each Committee without consideration on a specific case-by-case basis (“general pre-approval”). The term of any general pre-approval is 12 months from the date of the pre-approval, unless each Committee provides for a different period. Tax or other non-audit services provided to the registrants, which have a direct impact on the operations or financial reporting of the registrants will only be deemed pre-approved provided that any individual project does not exceed $10,000 attributable to the registrants or $50,000 per project. For this purpose, multiple projects will be aggregated to determine if they exceed the previously mentioned cost levels.

Any proposed services exceeding the pre-approved cost levels will require specific pre-approval by each Committee, as will any other services not subject to general pre-approval (e.g., unanticipated but permissible services). Each Committee is informed of each service approved subject to general pre-approval at the next regularly scheduled in-person board meeting. At this meeting, an analysis of such services is presented to each Committee for ratification. Each Committee may delegate to the Committee Chairman the authority to approve the provision of and fees for any specific engagement of permitted non-audit services, including services exceeding pre-approved cost levels.

(e)(2) None of the services described in each of Items 4(b) through (d) were approved by either Committee pursuant to the de minimis exception in paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not Applicable

(g) The aggregate non-audit fees, defined as the sum of the fees shown under “Audit-Related Fees,” “Tax Fees” and “All Other Fees,” paid to the accountant for services rendered by the accountant to the registrants, the Investment Adviser and the Affiliated Service Providers were:

Entity Name	Current Fiscal Year End	Previous Fiscal Year End
BlackRock Total Return Fund of BlackRock Bond Fund, Inc.	$16,100	$16,000
Master Total Return Portfolio of Master Bond LLC	$30,000	$20,000

Additionally, the amounts billed by D&T in connection with services provided to the Affiliated Service Providers of the Funds and of other funds sponsored and advised by BlackRock or its affiliates during the current and previous fiscal years for a service organization review and an accounting research tool subscription were:

Current Fiscal Year End	Previous Fiscal Year End
$1,984,000	$2,050,500

These amounts represent aggregate fees paid by BlackRock and were not allocated on a per fund basis.

(h) The Committee has considered and determined that the provision of non-audit services that were rendered to the Investment Adviser and the Affiliated Service Providers that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5 –	Audit Committee of Listed Registrants – Not Applicable

Item 6 –	Investments

(a) The registrants’ Schedules of Investments are included as part of the Report to Stockholders filed under Item 1 of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 10 –	Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

Item 11 –	Controls and Procedures

(a) The registrants’ principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrants’ disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the registrants’ internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrants’ internal control over financial reporting.

Item 12 –	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not Applicable

Item 13 –	Exhibits attached hereto

(a)(1) Code of Ethics – See Item 2

(a)(2) Section 302 Certifications are attached

(a)(3) Not Applicable

(a)(4) Not Applicable

(b) Section 906 Certifications are attached

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, each registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Total Return Fund of BlackRock Bond Fund, Inc. and Master Total Return Portfolio of
Master Bond LLC

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Total Return Fund of BlackRock Bond Fund, Inc. and Master Total Return Portfolio of Master Bond LLC

Date: December 3, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of each registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Total Return Fund of BlackRock Bond Fund, Inc. and Master Total Return Portfolio of Master Bond LLC

Date: December 3, 2020

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Total Return Fund of BlackRock Bond Fund, Inc. and Master Total Return Portfolio of Master Bond LLC

Date: December 3, 2020